Schedule of Investments
Invesco AAA CLO Floating Rate Note ETF (ICLO)
July 31, 2026
(Unaudited)

	Principal Amount	Value
Asset-Backed Securities-97.60%
522 Funding CLO Ltd. (Cayman Islands), Series 2020-6A, Class A1R2, 4.95% (3 mo. Term SOFR + 1.20%), 10/23/2034(a)(b)	$130,000	$130,183
ABPCI Direct Lending Fund CLO XVII LLC (Cayman Islands), Series 2024-17A, Class A1R, 5.25% (3 mo. Term SOFR + 1.48%), 08/01/2038(a)(b)	15,000,000	15,010,965
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class AR, 4.86% (3 mo. Term SOFR + 1.13%), 12/02/2034(a)(b)	2,800,000	2,803,993
AGL CLO 15 Ltd. (Cayman Islands), Series 2021-15A, Class A1R, 4.93% (3 mo. Term SOFR + 1.20%), 01/20/2039(a)(b)	2,000,000	2,000,798
AGL CLO 20 Ltd. (Jersey), Series 2022- 20A, Class BR, 5.48% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)	250,000	250,332
AGL CLO 30 Ltd. (Jersey)
Series 2024-30RA, Class A1R, 4.93% (3 mo. Term SOFR + 1.20%), 04/21/2037(a)(b)	10,000,000	9,999,950
Series 2024-30RA, Class BR, 5.28% (3 mo. Term SOFR + 1.55%), 04/21/2037(a)(b)	10,000,000	10,024,230
AGL CLO 6 Ltd. (Cayman Islands), Series 2020-6A, Class A1R2, 5.01% (3 mo. Term SOFR + 1.28%), 04/20/2038(a)(b)	1,000,000	1,000,900
AGL Core CLO 31 Ltd. (Cayman Islands), Series 2024-31A, Class A, 5.13% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	2,200,000	2,201,654
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class AR2, 5.11% (3 mo. Term SOFR + 1.38%), 10/20/2037(a)(b)	1,250,000	1,252,240
AIMCO CLO Ltd. (Cayman Islands)
Series 2020-11A, Class A2R, 5.25% (3 mo. Term SOFR + 1.50%), 07/17/2037(a)(b)	4,250,000	4,258,071
Series 2025-23A, Class B, 5.13% (3 mo. Term SOFR + 1.40%), 04/20/2038(a)(b)	1,000,000	1,002,103
Antares CLO Ltd. (Cayman Islands), Series 2018-3A, Class A2R, 5.53% (3 mo. Term SOFR + 1.80%), 07/20/2036(a)(b)	1,400,000	1,401,354
Apidos CLO XLVI Ltd. (Jersey), Series 2023-46A, Class BR, 5.28% (3 mo. Term SOFR + 1.50%), 10/24/2038(a)(b)	1,175,000	1,177,087
Apidos CLO XXVIII (Cayman Islands), Series 2017-28A, Class A1BR, 5.28% (3 mo. Term SOFR + 1.55%), 10/20/2038(a)(b)	2,000,000	2,005,644
Apidos Loan Fund Ltd. (Cayman Islands), Series 2024-1A, Class A1R, 5.06% (3 mo. Term SOFR + 1.25%), 10/25/2038(a)(b)	300,000	300,575
	Principal Amount		Value
Ares LVI CLO Ltd. (Cayman Islands), Series 2020-56A, Class A1R2, 5.06% (3 mo. Term SOFR + 1.25%), 01/25/2038(a)(b)		$4,000,000	$4,003,304
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2020-1A, Class A1RR, 4.72% (3 mo. Term SOFR + 0.99%), 04/18/2033(a)(b)		2,216,289	2,216,761
Series 2020-3A, Class A1R3, 4.74% (3 mo. Term SOFR + 0.99%), 10/23/2034(a)(b)		2,000,000	2,000,426
Series 2021-7A, Class A1R, 4.71% (3 mo. Term SOFR + 0.98%), 01/22/2035(a)(b)		1,000,000	1,000,668
Series 2022-1A, Class A1R, 4.97% (3 mo. Term SOFR + 1.24%), 10/18/2038(a)(b)		2,600,000	2,601,256
Series 2023-3A, Class A1R, 5.09% (3 mo. Term SOFR + 1.31%), 10/24/2038(a)(b)		4,000,000	4,003,244
Series 2024-2A, Class A1R, 5.01% (3 mo. Term SOFR + 1.24%), 07/15/2039(a)(b)		6,500,000	6,505,258
Series 2025-4A, Class A1, 4.99% (3 mo. Term SOFR + 1.24%), 01/17/2039(a)(b)		5,000,000	5,001,865
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2024-1A, Class B1R, 5.23% (3 mo. Term SOFR + 1.50%), 07/20/2037(a)(b)		6,000,000	6,003,270
Ballyrock CLO 16 Ltd. (Cayman Islands), Series 2021-16A, Class A1R, 4.88% (3 mo. Term SOFR + 1.15%), 04/20/2038(a)(b)		1,000,000	999,576
Barings CLO Ltd. (Cayman Islands), Series 2019-1A, Class AR2, 5.00% (3 mo. Term SOFR + 1.25%), 10/15/2038(a)(b)		2,000,000	1,999,980
Barings Euro CLO DAC (Ireland), Series 2024-1A, Class AR, 3.76% (3 mo. EURIBOR + 1.27%), 04/20/2039(a)(b)(c)	EUR	12,000,000	13,827,070
Benefit Street Partners CLO XXIX Ltd. (Jersey), Series 2022-29A, Class AR, 4.99% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)		$2,500,000	2,501,517
Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Series 2024-37A, Class A, 5.16% (3 mo. Term SOFR + 1.35%), 01/25/2038(a)(b)		2,500,000	2,506,297
BlackRock CLO L.P., Series 2025-2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(a)(b)		8,953,026	8,960,189
Blackrock MT. Lassen CLO XV LLC, Series 2025-1A, Class A1, 5.40% (3 mo. Term SOFR + 1.65%), 07/15/2037(a)(b)		7,500,000	7,508,790
Cairn CLO XIII DAC (Ireland), Series 2021-13A, Class B, 4.09% (3 mo. EURIBOR + 1.60%), 10/20/2033(a)(b)(c)	EUR	4,500,000	5,190,764
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
Cairn Clo XVI DAC (Ireland), Series 2023- 16A, Class AR, 3.69% (3 mo. EURIBOR + 1.26%), 01/15/2040(a)(b)(c)	EUR	8,100,000	$9,331,008
Carlyle US CLO Ltd. (Cayman Islands)
Series 2019-3A, Class BR3, 5.18% (3 mo. Term SOFR + 1.45%), 04/20/2039(a)(b)		$1,000,000	1,000,656
Series 2021-6A, Class A1R, 5.04% (3 mo. Term SOFR + 1.29%), 01/15/2038(a)(b)		2,000,000	2,003,254
Series 2022-1A, Class A1R, 4.73% (3 mo. Term SOFR + 0.98%), 04/15/2035(a)(b)		2,000,000	2,001,746
Series 2022-3A, Class A1R2, 4.89% (3 mo. Term SOFR + 1.16%), 04/20/2039(a)(b)		8,000,000	7,990,568
CARLYLE US CLO Ltd. (Cayman Islands), Series 2019-4A, Class A1R2, 4.97% (3 mo. Term SOFR + 1.22%), 06/22/2039(a)(b)		10,000,000	10,007,350
CBAMR Ltd. (Cayman Islands)
Series 2019-9A, Class AR, 5.38% (3 mo. Term SOFR + 1.63%), 07/15/2037(a)(b)		1,000,000	1,001,875
Series 2021-14A, Class A1R, 5.01% (3 mo. Term SOFR + 1.28%), 10/20/2038(a)(b)		1,600,000	1,606,954
Cedar Funding II CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR3, 5.04% (3 mo. Term SOFR + 1.31%), 07/22/2038(a)(b)		2,500,000	2,501,790
Cedar Funding IX CLO Ltd. (Cayman Islands), Series 2018-9A, Class AR, 5.15% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)		6,000,000	6,000,300
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(a)(b)		514,832	515,584
Cedar Funding XIV CLO Ltd. (Cayman Islands), Series 2021-14A, Class AR, 5.13% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)		5,000,000	5,009,775
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 5.35% (3 mo. Term SOFR + 1.60%), 03/22/2035(a)(b)		5,000,000	5,003,705
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, 6.30% (3 mo. Term SOFR + 2.55%), 07/15/2035(a)(b)		512,000	513,391
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R3, 5.13% (3 mo. Term SOFR + 1.38%), 07/17/2037(a)(b)		1,300,000	1,302,713
Series 2015-4A, Class BR3, 5.30% (3 mo. Term SOFR + 1.55%), 01/17/2039(a)(b)		1,350,000	1,353,059
Series 2017-1A, Class AR3, 4.93% (3 mo. Term SOFR + 1.20%), 04/21/2037(a)(b)		10,300,000	10,312,731
	Principal Amount		Value
Series 2017-5A, Class AR, 5.16% (3 mo. Term SOFR + 1.41%), 07/17/2037(a)(b)		$1,300,000	$1,300,658
Series 2020-3A, Class A1R2, 4.94% (3 mo. Term SOFR + 1.21%), 10/20/2038(a)(b)		1,500,000	1,502,067
Series 2022-2A, Class A1R, 4.70% (3 mo. Term SOFR + 0.97%), 04/19/2035(a)(b)		11,500,000	11,497,884
Series 2023-2A, Class AR, 4.86% (3 mo. Term SOFR + 1.13%), 01/21/2037(a)(b)		2,625,000	2,626,585
Contego CLO IV DAC (Ireland), Series 4A, Class A2RR, 4.23% (3 mo. EURIBOR + 1.75%), 10/23/2039(a)(b)(c)	EUR	1,000,000	1,153,304
Contego Clo XIV DAC (Ireland), Series 14A, Class B, 3.91% (3 mo. EURIBOR + 1.80%), 10/15/2037(a)(b)(c)	EUR	1,500,000	1,731,545
Dryden 56 Euro CLO 2017 DAC (Ireland), Series 2017-56A, Class B1R, 4.23% (3 mo. EURIBOR + 1.80%), 04/15/2038(a)(b)(c)	EUR	1,000,000	1,154,446
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR4, 5.09% (3 mo. Term SOFR + 1.34%), 10/15/2038(a)(b)		$2,200,000	2,203,777
Elmwood CLO 16 Ltd. (Cayman Islands), Series 2022-3A, Class ARR, 4.84% (3 mo. Term SOFR + 1.11%), 04/20/2037(a)(b)		500,000	499,848
Elmwood CLO 21 Ltd. (Cayman Islands), Series 2022-8A, Class AR2, 4.97% (3 mo. Term SOFR + 1.22%), 10/15/2038(a)(b)		3,500,000	3,501,669
Elmwood CLO 24 Ltd. (Cayman Islands), Series 2023-3A, Class AR, 5.07% (3 mo. Term SOFR + 1.32%), 01/17/2038(a)(b)		1,000,000	1,001,914
Elmwood CLO 29 Ltd. (Cayman Islands)
Series 2024-5A, Class A1R2, 4.93% (3 mo. Term SOFR + 1.20%), 04/20/2037(a)(b)		20,000,000	20,039,840
Series 2024-5A, Class BR2, 5.28% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)		5,000,000	5,002,600
Elmwood CLO III Ltd. (Cayman Islands)
Series 2019-3A, Class A1RR, 5.11% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)		6,000,000	6,002,796
Series 2019-3A, Class A2RR, 5.33% (3 mo. Term SOFR + 1.60%), 07/18/2037(a)(b)		325,000	325,287
Elmwood CLO X Ltd. (Cayman Islands), Series 2021-3A, Class BR2, 5.38% (3 mo. Term SOFR + 1.65%), 07/20/2038(a)(b)		1,000,000	1,002,801
Empower CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.12% (3 mo. Term SOFR + 1.39%), 10/20/2037(a)(b)		3,750,000	3,757,687
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Series 2023-1A, Class BR, 5.81% (3 mo. Term SOFR + 2.00%), 04/25/2038(a)(b)	$1,000,000	$1,002,802
Series 2024-1A, Class A1R, 5.09% (3 mo. Term SOFR + 1.28%), 04/25/2037(a)(b)	5,000,000	5,007,500
Series 2025-1A, Class B, 5.53% (3 mo. Term SOFR + 1.80%), 07/20/2038(a)(b)	1,750,000	1,755,838
Flatiron CLO 25 Ltd. (Cayman Islands), Series 2024-2A, Class A, 5.10% (3 mo. Term SOFR + 1.35%), 10/17/2037(a)(b)	3,500,000	3,506,492
Flatiron RR CLO 30 Ltd. (Cayman Islands), Series 2025-30A, Class A1, 4.91% (3 mo. Term SOFR + 1.16%), 04/15/2038(a)(b)	750,000	751,372
Galaxy Xxiv Clo Ltd. (Cayman Islands), Series 2017-24A, Class AR2, 4.88% (3 mo. Term SOFR + 1.13%), 04/15/2037(a)(b)	2,000,000	1,996,392
Goldentree Loan Management Us Clo 16, Ltd. (Jersey), Series 2022-16A, Class ARR, 4.85% (3 mo. Term SOFR + 1.12%), 01/20/2038(a)(b)	5,660,000	5,650,344
GoldenTree Loan Management US CLO 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 4.88% (3 mo. Term SOFR + 1.15%), 10/20/2034(a)(b)	1,100,000	1,101,194
Golub Capital Partners CLO 52(B)-R Ltd. (Cayman Islands), Series 2020-52A, Class AR2, 4.86% (3 mo. Term SOFR + 1.22%), 07/20/2039(a)(b)	10,000,000	9,997,500
Golub Capital Partners CLO 53(B) Ltd. (Cayman Islands), Series 2021-53A, Class AR, 4.71% (3 mo. Term SOFR + 0.98%), 07/20/2034(a)(b)	500,000	500,552
Golub Capital Partners CLO 54(M) L.P. (Cayman Islands), Series 2021-54A, Class A1R, 5.23% (3 mo. Term SOFR + 1.47%), 08/05/2037(a)(b)	2,400,000	2,401,774
Golub Capital Partners CLO 61(M), Series 2022-61A, Class A1A, 5.04% (3 mo. Term SOFR + 1.23%), 07/25/2035(a)(b)	5,000,000	5,002,040
Golub Capital Partners CLO 69(M), Series 2023-69A, Class AR, 5.05% (3 mo. Term SOFR + 1.40%), 11/09/2038(a)(b)	2,000,000	2,001,308
Green Lakes Park CLO LLC, Series 2025- 1A, Class ARR, 4.99% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)	5,350,000	5,345,581
Hartwick Park CLO Ltd. (Jersey), Series 2023-1A, Class AR, 4.89% (3 mo. Term SOFR + 1.16%), 01/20/2037(a)(b)	1,495,000	1,495,420
Honey Hill Park CLO Ltd. (Cayman Islands), Series 2026-1A, Class A1, 4.87% (3 mo. Term SOFR + 1.15%), 04/24/2039(a)(b)	3,000,000	2,995,479
	Principal Amount		Value
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands), Series 9A, Class A1R3, 5.27% (3 mo. Term SOFR + 1.52%), 07/23/2037(a)(b)		$1,200,000	$1,200,395
Ivy Hill Middle Market Credit Fund VII Ltd. (Cayman Islands), Series 7A, Class AR3, 5.35% (3 mo. Term SOFR + 1.60%), 10/15/2036(a)(b)		500,000	500,433
Magnetite Xlii Ltd., Series 2024-42A, Class A1, 5.12% (3 mo. Term SOFR + 1.31%), 01/25/2038(a)(b)		1,500,000	1,502,970
Magnetite XVII Ltd. (Cayman Islands), Series 2016-17A, Class A1R, 4.88% (3 mo. Term SOFR + 1.20%), 07/25/2039(a)(b)		5,000,000	5,002,110
Magnetite XXVII Ltd. (Cayman Islands), Series 2020-27A, Class BRR, 5.28% (3 mo. Term SOFR + 1.55%), 10/20/2038(a)(b)		1,000,000	1,003,389
Milford Park CLO Ltd. (Cayman Islands), Series 2022-1A, Class AR, 4.89% (3 mo. Term SOFR + 1.16%), 01/20/2038(a)(b)		6,200,000	6,193,800
Neuberger Berman CLO XVI-S Ltd. (Cayman Islands), Series 2017-16SA, Class A1R, 4.93% (3 mo. Term SOFR + 1.18%), 04/15/2039(a)(b)		500,000	500,465
Neuberger Berman Loan Advisers CLO 26 Ltd. (Cayman Islands), Series 2017-26A, Class AR2, 5.09% (3 mo. Term SOFR + 1.36%), 10/18/2038(a)(b)		2,100,000	2,103,923
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands), Series 2020- 39A, Class A1R2, 4.95% (3 mo. Term SOFR + 1.22%), 04/20/2038(a)(b)		3,500,000	3,513,471
Neuberger Berman Loan Advisers Euro CLO (Ireland), Series 2026-9A, Class A, 3.75% (3 mo. EURIBOR + 1.26%), 07/15/2040(a)(b)(c)	EUR	5,000,000	5,765,133
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd. (Jersey), Series 2024-2A, Class A1R, 5.07% (3 mo. Term SOFR + 1.34%), 04/20/2038(a)(b)		$5,000,000	5,008,315
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. (Jersey), Series 2022- 52A, Class AR, 5.13% (3 mo. Term SOFR + 1.35%), 10/24/2038(a)(b)		2,500,000	2,503,090
New Mountain CLO 8 Ltd. (Cayman Islands), Series CLO-8A, Class A1, 5.00% (3 mo. Term SOFR + 1.27%), 10/20/2038(a)(b)		5,000,000	5,017,630
Newbridge Park CLO DAC (Ireland), Series 1A, Class B, 3.85% (3 mo. EURIBOR + 1.65%), 04/15/2040(a)(b)(c)	EUR	3,000,000	3,456,809
Oak Hill Credit Partners X-R Ltd. (Cayman Islands), Series 2014-10RA, Class AR2, 4.86% (3 mo. Term SOFR + 1.13%), 04/20/2038(a)(b)		$5,000,000	4,994,545
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 4.85% (3 mo. Term SOFR + 1.10%), 01/15/2037(a)(b)		$3,500,000	$3,501,354
Series 2016-12A, Class A1R3, 5.10% (3 mo. Term SOFR + 1.37%), 10/18/2037(a)(b)		1,000,000	1,002,242
Series 2020-20A, Class A1R2, 4.99% (3 mo. Term SOFR + 1.26%), 04/18/2037(a)(b)		2,000,000	2,005,974
OHA Credit Funding 12-R Ltd. (Cayman Islands), Series 2022-12RA, Class B1, 5.33% (3 mo. Term SOFR + 1.60%), 07/20/2037(a)(b)		1,000,000	1,003,461
OHA Credit Funding 15-R Ltd. (Cayman Islands), Series 2023-15RA, Class A, 5.02% (3 mo. Term SOFR + 1.29%), 07/20/2038(a)(b)		1,275,000	1,277,431
OHA Credit Funding 17-R Ltd. (Cayman Islands), Series 2024-17RA, Class A2, 5.03% (3 mo. Term SOFR + 1.30%), 04/20/2039(a)(b)		6,000,000	6,003,516
OHA Credit Funding 4 Ltd. (Cayman Islands), Series 2019-4A, Class AR2, 5.02% (3 mo. Term SOFR + 1.29%), 01/22/2038(a)(b)		2,331,000	2,335,021
OHA Credit Funding 8 Ltd. (Cayman Islands), Series 2021-8A, Class B1R, 5.28% (3 mo. Term SOFR + 1.55%), 01/20/2038(a)(b)		2,250,000	2,253,544
OHA Credit Funding Ltd. (Cayman Islands)
Series 2013-1A, Class BR4, 5.25% (3 mo. Term SOFR + 1.50%), 07/23/2039(a)(b)		10,000,000	10,025,040
Series 2020-7A, Class A1R2, 5.01% (3 mo. Term SOFR + 1.28%), 07/19/2038(a)(b)		4,620,000	4,630,663
Series 2026-25A, Class A1, 4.82% (3 mo. Term SOFR + 1.13%), 04/20/2039(a)(b)		3,000,000	3,000,750
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class AR4, 4.78% (3 mo. Term SOFR + 1.14%), 02/20/2038(a)(b)		2,250,000	2,248,115
OWL Rock CLO XXV LLC, Series 2026- 25A, Class A, 5.13% (3 mo. Term SOFR + 1.40%), 07/22/2036(a)(b)		10,000,000	10,003,940
Palmer Square CLO Ltd. (Cayman Islands), Series 2021-1A, Class A1AR, 4.88% (3 mo. Term SOFR + 1.15%), 04/20/2038(a)(b)		2,618,000	2,616,903
Palmer Square European CLO DAC (Ireland), Series 2026-1A, Class B, 3.82% (3 mo. EURIBOR + 1.65%), 04/15/2039(a)(b)(c)	EUR	1,000,000	1,155,686
Park Blue CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.15% (3 mo. Term SOFR + 1.42%), 10/20/2037(a)(b)		$6,400,000	6,410,253
	Principal Amount	Value
Series 2025-7A, Class A1, 5.03% (3 mo. Term SOFR + 1.22%), 04/25/2038(a)(b)	$7,250,000	$7,246,375
Series 2026-11A, Class X, 4.75% (3 mo. Term SOFR + 1.10%), 07/20/2039(a)(b)	4,250,000	4,253,064
Peace Park CLO Ltd. (Cayman Islands)
Series 2021-1A, Class AR, 4.98% (3 mo. Term SOFR + 1.25%), 10/20/2038(a)(b)	1,000,000	1,000,483
Series 2021-1A, Class BR, 5.31% (3 mo. Term SOFR + 1.58%), 10/20/2038(a)(b)	1,000,000	1,001,146
Pikes Peak CLO 16 Ltd. (Jersey), Series 2024-16A, Class A1R, 4.99% (3 mo. Term SOFR + 1.21%), 07/25/2039(a)(b)	8,000,000	7,994,800
Pikes Peak CLO 4 (Cayman Islands), Series 2019-4A, Class ARR, 4.96% (3 mo. Term SOFR + 1.21%), 07/15/2034(a)(b)	1,500,000	1,502,261
Point Au Roche Park CLO Ltd. (Cayman Islands), Series 2021-1A, Class AR, 4.90% (3 mo. Term SOFR + 1.17%), 01/20/2039(a)(b)	3,025,000	3,024,955
RAD CLO Ltd. (Cayman Islands), Series 2025-31A, Class A1B, 5.20% (3 mo. Term SOFR + 1.45%), 04/17/2039(a)(b)	2,600,000	2,602,228
Regatta 30 Funding Ltd. (Cayman Islands), Series 2024-4A, Class A2, 5.36% (3 mo. Term SOFR + 1.55%), 01/25/2038(a)(b)	1,300,000	1,302,016
Regatta XVII Funding Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.13% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)	4,600,000	4,608,855
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class AR, 4.93% (3 mo. Term SOFR + 1.18%), 01/15/2038(a)(b)	1,350,000	1,348,778
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class A1R2, 5.01% (3 mo. Term SOFR + 1.26%), 01/15/2039(a)(b)	2,000,000	2,001,096
RR 29 Ltd. (Cayman Islands), Series 2024-29RA, Class A1R, 5.06% (3 mo. Term SOFR + 1.39%), 07/15/2039(a)(b)	1,500,000	1,503,716
RR 38 Ltd. (Cayman Islands), Series 2025-38A, Class A1A, 4.90% (3 mo. Term SOFR + 1.15%), 04/15/2040(a)(b)	1,300,000	1,298,289
Shackleton CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1R, 4.93% (3 mo. Term SOFR + 1.20%), 07/20/2034(a)(b)	1,250,000	1,250,765
Signal Peak CLO 10 Ltd. (Cayman Islands), Series 2021-10A, Class A1R, 4.97% (3 mo. Term SOFR + 1.19%), 01/24/2038(a)(b)	4,500,000	4,508,878
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
Signal Peak CLO 14 Ltd. (Cayman Islands), Series 2024-14A, Class A, 5.03% (3 mo. Term SOFR + 1.30%), 01/22/2038(a)(b)		$2,000,000	$2,003,580
Signal Peak CLO 9 Ltd. (Cayman Islands), Series 2021-9A, Class A1R, 5.09% (3 mo. Term SOFR + 1.36%), 01/21/2038(a)(b)		1,300,000	1,302,538
Sixth Street CLO XIV Ltd. (Cayman Islands)
Series 2019-14A, Class A1R, 4.88% (3 mo. Term SOFR + 1.15%), 01/20/2038(a)(b)		1,750,000	1,747,797
Series 2019-14A, Class A2R, 5.13% (3 mo. Term SOFR + 1.40%), 01/20/2038(a)(b)		2,280,000	2,276,094
Sixth Street CLO XX Ltd. (Cayman Islands), Series 2021-20A, Class A2R, 5.32% (3 mo. Term SOFR + 1.57%), 07/17/2038(a)(b)		5,000,000	5,013,270
Sona Fios CLO II DAC (Ireland), Series 2A, Class AR, 3.55% (3 mo. EURIBOR + 1.27%), 02/15/2039(a)(b)(c)	EUR	7,000,000	8,076,720
Sona Fios CLO IV DAC (Ireland), Series 4A, Class A, 3.76% (3 mo. EURIBOR + 1.27%), 04/20/2038(a)(b)(c)	EUR	2,000,000	2,304,443
Symphony CLO 30 Ltd. (Jersey), Series 2023-30A, Class A1R2, 4.93% (3 mo. Term SOFR + 1.20%), 10/20/2037(a)(b)		$10,000,000	9,993,200
Symphony CLO 40 Ltd. (Bermuda)
Series 2023-40A, Class AR, 5.05% (3 mo. Term SOFR + 1.31%), 01/05/2038(a)(b)		1,500,000	1,501,469
Series 2023-40A, Class BR, 5.44% (3 mo. Term SOFR + 1.70%), 01/05/2038(a)(b)		1,500,000	1,503,533
Symphony CLO 47 Ltd. (Cayman Islands), Series 2025-47A, Class A1, 4.87% (3 mo. Term SOFR + 1.14%), 04/20/2038(a)(b)		2,000,000	1,996,454
Symphony CLO 49 Ltd. (Cayman Islands), Series 2025-49A, Class B, 5.43% (3 mo. Term SOFR + 1.70%), 07/20/2038(a)(b)		1,081,046	1,084,423
	Principal Amount	Value
Symphony CLO XIX Ltd. (Cayman Islands), Series 2018-19A, Class B, 5.40% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	$512,772	$514,807
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 4.89% (3 mo. Term SOFR + 1.10%), 01/16/2032(a)(b)	357,848	358,884
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class BR, 5.41% (3 mo. Term SOFR + 1.68%), 04/18/2033(a)(b)	750,000	750,885
Symphony CLO XXXII Ltd. (Cayman Islands), Series 2022-32A, Class BR, 5.40% (3 mo. Term SOFR + 1.65%), 10/23/2035(a)(b)	3,500,000	3,506,454
Symphony Loan Funding CLO 1 Ltd. (Cayman Islands), Series 2024-1A, Class B, 5.58% (3 mo. Term SOFR + 1.85%), 01/22/2038(a)(b)	1,000,000	1,003,209
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-1A, Class A1R, 5.03% (3 mo. Term SOFR + 1.30%), 07/20/2038(a)(b)	3,550,000	3,560,497
Valley Stream Park CLO Ltd. (Jersey), Series 2022-1A, Class ARR, 4.92% (3 mo. Term SOFR + 1.19%), 01/20/2037(a)(b)	1,112,000	1,113,573
Total Asset-Backed Securities (Cost $518,606,138)		517,722,975
	Shares
Money Market Funds-2.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(d)(e) (Cost $10,700,149)	10,700,149	10,700,149
TOTAL INVESTMENTS IN SECURITIES-99.62% (Cost $529,306,287)		528,423,124
OTHER ASSETS LESS LIABILITIES-0.38%		2,023,021
NET ASSETS-100.00%		$530,446,145

Investment Abbreviations:
BR	-Bearer Shares
EUR	-Euro
EURIBOR	-Euro Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $517,722,975, which represented 97.60% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
July 31, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$539,116	$206,764,893	$(196,603,860)	$-	$-	$10,700,149	$154,677

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
8/28/2026	BNP Paribas	USD	53,365,896	EUR	46,836,511	$583,764
Subtotal—Appreciation						583,764
Currency Risk
8/28/2026	BNP Paribas	EUR	14,144,022	USD	16,137,642	(154,460)
8/28/2026	JPMorgan	EUR	5,250,000	USD	6,016,808	(30,519)
8/28/2026	RBC Capital Markets, LLC	EUR	13,720,215	USD	15,657,633	(146,297)
8/28/2026	State Street Global Markets	EUR	13,722,274	USD	15,661,972	(144,329)
9/28/2026	BNP Paribas	EUR	46,836,511	USD	53,435,729	(582,085)
Subtotal—Depreciation						(1,057,690)
Total Forward Foreign Currency Contracts						$(473,926)

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Apartments -7.35%
Camden Property Trust	20,186	$2,236,810
UDR, Inc.	57,742	2,203,435
		4,440,245
Data Centers -14.39%
Digital Realty Trust, Inc.	23,430	4,417,023
Equinix, Inc.	2,908	2,964,066
Iron Mountain, Inc.	10,699	1,308,702
		8,689,791
Diversified -5.24%
Broadstone Net Lease, Inc.(b)	44,813	959,446
W.P. Carey, Inc.	29,944	2,203,879
		3,163,325
Free Standing-0.76%
Essential Properties Realty Trust, Inc.(b)	14,644	458,211
Gaming REITs-2.84%
Gaming and Leisure Properties, Inc.	38,330	1,716,801
Health Care-16.59%
American Healthcare REIT, Inc.(b)	36,142	2,009,495
CareTrust REIT, Inc.(b)	13,344	559,647
Omega Healthcare Investors, Inc.	49,551	2,508,767
Welltower, Inc.	21,088	4,943,871
		10,021,780
Industrial-14.76%
EastGroup Properties, Inc.	2,675	559,102
Prologis, Inc.	38,781	5,608,120
Terreno Realty Corp.	38,350	2,747,778
		8,915,000
Lodging Resorts-2.30%
Ryman Hospitality Properties, Inc.	10,387	1,388,223
Manufactured Homes-2.52%
Equity LifeStyle Properties, Inc.	23,347	1,519,189
Office-3.31%
BXP, Inc.	13,443	942,623
Vornado Realty Trust(b)	26,763	1,054,195
		1,996,818
Regional Malls-1.88%
Simon Property Group, Inc.	4,948	1,134,923
Self Storage-5.83%
CubeSmart	32,277	1,338,204
Public Storage	6,724	2,179,719
		3,517,923
	Shares	Value
Shopping Centers-4.19%
Brixmor Property Group, Inc.	32,942	$1,038,002
Tanger, Inc.	36,762	1,494,743
		2,532,745
Single Family Homes-2.06%
American Homes 4 Rent, Class A	37,306	1,246,766
Specialty-2.31%
Lamar Advertising Co., Class A	5,677	908,093
Outfront Media, Inc.	15,316	488,121
		1,396,214
Telecommunications REIT-11.72%
American Tower Corp.	33,526	5,812,067
Crown Castle, Inc.	16,558	1,263,376
		7,075,443
Timber REITs-1.90%
Rayonier, Inc.(b)	52,810	1,150,202
Total Common Stocks & Other Equity Interests (Cost $53,099,117)		60,363,599

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $30,040)	30,040	30,040
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $53,129,157)		60,393,639
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.93%
Invesco Private Government Fund, 3.69%(c)(d)(e)	1,498,950	1,498,950
Invesco Private Prime Fund, 3.82%(c)(d)(e)	3,893,859	3,894,248
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,393,150)		5,393,198
TOTAL INVESTMENTS IN SECURITIES-108.93% (Cost $58,522,307)		65,786,837
OTHER ASSETS LESS LIABILITIES-(8.93)%		(5,390,752)
NET ASSETS-100.00%		$60,396,085

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
July 31, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$127,342	$1,482,784	$(1,580,086)	$-	$-	$30,040	$1,901
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	187,263	11,576,950	(10,265,263)	-	-	1,498,950	31,602 *
Invesco Private Prime Fund	491,339	26,116,669	(22,713,708)	48	(100)	3,894,248	37,176 *
Total	$805,944	$39,176,403	$(34,559,057)	$48	$(100)	$5,423,238	$70,679

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Agency MBS ETF (IMTG)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities-98.87%
Federal Home Loan Mortgage Corp. (FHLMC)-33.72%
2.00%, 11/01/2035 to 07/01/2051	$863,404	$725,028
4.50%, 09/01/2051	292,857	280,958
2.50%, 10/01/2051 to 02/01/2052	679,478	565,291
5.50%, 01/01/2053 to 02/01/2056	1,537,423	1,530,084
6.00%, 05/01/2054 to 11/01/2054	763,760	776,507
6.50%, 10/01/2054 to 06/01/2055	403,013	419,666
5.00%, 11/01/2054 to 02/01/2056	591,935	573,889
		4,871,423
Federal National Mortgage Association (FNMA)-15.99%
3.50%, 07/01/2037	256,047	241,369
4.50%, 04/01/2049	295,124	281,872
2.50%, 06/01/2050 to 01/01/2052	1,331,183	1,106,245
2.00%, 03/01/2052	96,013	75,090
4.00%, 06/01/2052	408,186	374,703
5.00%, 11/01/2054	236,080	231,092
		2,310,371
Government National Mortgage Association (GNMA)-25.73%
TBA, 2.00%, 08/01/2056(a)	1,361,500	1,090,476
TBA, 2.50%, 08/01/2056(a)	1,019,000	850,695
TBA, 3.00%, 08/01/2056(a)	440,000	381,580
TBA, 4.00%, 08/01/2056(a)	235,000	212,634
TBA, 4.50%, 08/01/2056(a)	298,000	279,363
TBA, 5.00%, 08/01/2056(a)	645,000	624,171
TBA, 6.00%, 08/01/2056(a)	274,000	278,511
		3,717,430
Uniform Mortgage-Backed Securities-23.43%
TBA, 3.00%, 08/01/2041 to 08/01/2056(a)	1,531,000	1,321,215
TBA, 4.50%, 08/01/2041(a)	47,000	45,916
TBA, 5.00%, 08/01/2041(a)	677,400	674,169
TBA, 2.00%, 08/01/2056(a)	735,000	572,726
TBA, 3.50%, 08/01/2056(a)	786,000	697,360
TBA, 6.00%, 08/01/2056(a)	73,000	73,815
		3,385,201
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $14,562,500)		14,284,425
Certificates of Deposit-13.16%
Diversified Banks-13.16%
Bank of Nova Scotia (Canada), 3.92% (SOFR + 0.30%), 02/24/2027(b)	600,000	600,732
Commonwealth Bank of Australia (Australia), 3.93% (SOFR + 0.27%), 02/25/2027(b)	600,000	600,168
Nordea Bank Abp (Finland), 4.04% (SOFR + 0.38%), 02/05/2027(b)	700,000	700,502
Total Certificates of Deposit (Cost $1,900,393)		1,901,402
	Principal Amount	Value

Asset-Backed Securities-9.90%
Angel Oak Mortgage Trust, Series 2026-2, Class A3, 5.20%, 02/25/2071(c)	$276,748	$273,167
BRAVO Residential Funding Trust, Series 2026- NQM1, Class A3, 5.21%, 12/25/2065(c)	279,239	275,762
GS Mortgage-Backed Securities Trust, Series 2026-NQM5, Class A3, 6.09%, 11/25/2066(c)	50,000	50,164
Lightpath Fiber Issuer LLC, Series 2026-1A, Class B, 5.89%, 03/25/2056(c)	250,000	245,290
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A3, 5.97%, 03/25/2070(c)	188,848	188,993
OBX Trust, Series 2026-R1, Class A3, 5.29%, 01/25/2063(c)	151,981	149,468
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(c)	245,625	247,185
Total Asset-Backed Securities (Cost $1,451,541)		1,430,029
U.S. Treasury Securities-0.24%
U.S. Treasury Bills-0.24%(d)
3.62%–3.65%, 09/17/2026(e) (Cost $34,835)	35,000	34,840

Commercial Paper-12.46%
Royal Bank of Canada, 3.92% (SOFR + 0.29%), 02/05/2027(b)(c)	600,000	600,111
Svenska Handelsbanken AB, 3.92% (SOFR + 0.27%), 02/19/2027(b)(c)	600,000	599,973
Swedbank AB, 3.92% (SOFR + 0.27%), 02/11/2027(b)(c)	600,000	600,062
Total Commercial Paper (Cost $1,800,025)		1,800,146
	Shares
Money Market Funds-14.54%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(f)(g) (Cost $2,100,052)	2,100,052	2,100,052
TOTAL INVESTMENTS IN SECURITIES-149.17% (Cost $21,849,346)		21,550,894
OTHER ASSETS LESS LIABILITIES-(49.17)%		(7,103,878)
NET ASSETS-100.00%		$14,447,016
See accompanying notes which are an integral part of this schedule.

Invesco Agency MBS ETF (IMTG)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $3,230,175, which represented 22.36% of the Fund’s Net Assets.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$34,382,476	$(32,282,424)	$-	$-	$2,100,052	$49,464

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2	September-2026	$411,219	$(435)	$(435)
U.S. Treasury 5 Year Notes	2	September-2026	211,953	(755)	(755)
Subtotal—Long Futures Contracts				(1,190)	(1,190)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	2	September-2026	(219,406)	2,763	2,763
U.S. Treasury Long Bonds	2	September-2026	(216,625)	4,833	4,833
U.S. Treasury Ultra Bonds	1	September-2026	(109,688)	2,559	2,559
Subtotal—Short Futures Contracts				10,155	10,155
Total Futures Contracts				$8,965	$8,965
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Comstock Contrarian Equity ETF (CSTK)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-98.03%
Aerospace & Defense-1.40%
Textron, Inc.	28,900	$2,464,014
Air Freight & Logistics-1.72%
FedEx Corp.	9,819	3,018,361
Banks-13.23%
Bank of America Corp.	104,600	6,479,970
Citizens Financial Group, Inc.	37,172	2,663,374
Fifth Third Bancorp	60,149	3,398,419
Huntington Bancshares, Inc.	190,505	3,246,205
M&T Bank Corp.	8,638	2,127,453
Wells Fargo & Co.	62,090	5,367,680
		23,283,101
Beverages-1.93%
Coca-Cola Co. (The)	38,857	3,403,485
Biotechnology-1.41%
Regeneron Pharmaceuticals, Inc.	3,245	2,474,734
Broadline Retail-1.49%
eBay, Inc.	22,977	2,619,608
Building Products-2.15%
Johnson Controls International PLC	25,735	3,774,295
Capital Markets-2.71%
State Street Corp.	25,932	4,775,637
Chemicals-1.65%
International Flavors & Fragrances, Inc.	36,694	2,906,899
Communications Equipment-3.57%
Cisco Systems, Inc.	54,226	6,289,674
Consumer Finance-1.00%
Capital One Financial Corp.	8,427	1,761,327
Electrical Equipment-4.14%
Eaton Corp. PLC	9,067	3,764,618
Emerson Electric Co.	23,490	3,519,272
		7,283,890
Entertainment-1.26%
Walt Disney Co. (The)	23,136	2,225,452
Health Care Equipment & Supplies-2.77%
Becton, Dickinson and Co.	12,721	2,106,852
GE HealthCare Technologies, Inc.	18,949	1,288,911
Medtronic PLC	17,345	1,481,090
		4,876,853
Health Care Providers & Services-7.11%
CVS Health Corp.	49,622	5,182,026
Elevance Health, Inc.	10,291	3,867,769
UnitedHealth Group, Inc.	8,358	3,463,555
		12,513,350
Hotels, Restaurants & Leisure-3.84%
Booking Holdings, Inc.	10,115	1,951,184
Domino’s Pizza, Inc.	6,417	2,229,522
Starbucks Corp.	24,414	2,569,573
		6,750,279
Household Products-1.68%
Clorox Co. (The)	31,020	2,963,341
Insurance-4.17%
Allstate Corp. (The)	8,520	2,249,962
	Shares	Value
Insurance-(continued)
American International Group, Inc.	34,513	$2,712,031
MetLife, Inc.	24,748	2,379,025
		7,341,018
Interactive Media & Services-5.53%
Alphabet, Inc., Class A	20,013	7,127,229
Meta Platforms, Inc., Class A	4,687	2,609,300
		9,736,529
IT Services-1.29%
Cognizant Technology Solutions Corp., Class A	40,934	2,265,697
Machinery-2.03%
Caterpillar, Inc.	4,378	3,567,238
Multi-Utilities-3.38%
Dominion Energy, Inc.	32,220	2,228,657
Sempra	42,005	3,719,543
		5,948,200
Oil, Gas & Consumable Fuels-8.52%
Chevron Corp.	24,243	4,771,750
ConocoPhillips	27,020	3,255,369
Devon Energy Corp.	67,567	3,049,299
ExxonMobil Holdings Corp.	10,130	1,574,607
Occidental Petroleum Corp.	40,981	2,338,786
		14,989,811
Pharmaceuticals-5.88%
AstraZeneca PLC (United Kingdom)	12,577	2,133,562
Johnson & Johnson	6,580	1,686,783
Merck & Co., Inc.	36,619	4,767,794
Zoetis, Inc.	22,814	1,763,294
		10,351,433
Professional Services-1.40%
TransUnion	31,303	2,461,042
Semiconductors & Semiconductor Equipment-5.75%
Intel Corp.(b)	32,336	2,916,707
Micron Technology, Inc.	2,894	2,381,849
NXP Semiconductors N.V. (Netherlands)	13,251	3,036,599
QUALCOMM, Inc.	12,030	1,775,748
		10,110,903
Software-3.06%
Microsoft Corp.	11,598	5,389,823
Textiles, Apparel & Luxury Goods-1.25%
NIKE, Inc., Class B	52,864	2,204,957
Tobacco-2.71%
Philip Morris International, Inc. (Switzerland)	24,947	4,760,387
Total Common Stocks & Other Equity Interests (Cost $144,366,650)		172,511,338

Money Market Funds-1.96%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(c)(d) (Cost $3,451,508)	3,451,508	3,451,508
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $147,818,158)		175,962,846
OTHER ASSETS LESS LIABILITIES-0.01%		22,268
NET ASSETS-100.00%		$175,985,114
See accompanying notes which are an integral part of this schedule.

Invesco Comstock Contrarian Equity ETF (CSTK)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,024,441	$11,063,500	$(9,636,433)	$-	$-	$3,451,508	$87,787
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	55,727	4,560,042	(4,615,769)	-	-	-	7,923 *
Invesco Private Prime Fund	141,148	11,724,581	(11,865,495)	-	(234)	-	11,417 *
Total	$2,221,316	$27,348,123	$(26,117,697)	$-	$(234)	$3,451,508	$107,127

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Core Fixed Income ETF (GTOC)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-43.09%
U.S. Treasury Bills-0.23%(b)
3.61%–3.69%, 09/17/2026(c)	$545,000	$542,513
3.86%–3.91%, 01/14/2027(c)	269,000	264,378
		806,891
U.S. Treasury Bonds-9.14%
5.00%, 05/15/2046	5,408,900	5,232,688
4.75%, 02/15/2056	28,701,000	26,528,245
		31,760,933
U.S. Treasury Notes-33.72%
4.13%, 06/30/2028	40,436,600	40,333,929
4.13%, 07/15/2029	13,498,600	13,423,198
3.88%, 03/31/2031	1,928,000	1,884,356
4.13%, 06/30/2031	21,823,200	21,536,771
4.38%, 07/31/2031	1,200,000	1,197,328
4.25%, 06/30/2033	5,047,500	4,955,225
4.38%, 05/15/2036	34,761,800	33,852,018
		117,182,825
Total U.S. Treasury Securities (Cost $151,378,303)		149,750,649
U.S. Government Sponsored Agency Mortgage-Backed Securities-28.89%
Collateralized Mortgage Obligations-0.57%
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series K558, Class A2, 4.13%, 03/25/2031(d)	250,000	244,299
Series K562, Class A2, 3.97%, 04/25/2031(d)	1,100,000	1,065,878
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series K519, Class AS, 4.11%, 03/25/2029(e)	266,064	265,693
Series K530, Class A2, 4.79%, 09/25/2029(d)	100,000	100,292
Series KF153, Class AS, 4.31%, 02/25/2033(e)	301,356	302,407
Series KF81, Class AL, 4.11%, 06/25/2027(e)	6,169	6,168
		1,984,737
Federal Home Loan Mortgage Corp. (FHLMC)-0.42%
4.50%, 04/01/2035	1,500,000	1,458,302
Federal National Mortgage Association (FNMA)-6.02%
4.53%, 07/01/2030	3,500,000	3,480,351
4.39%, 09/01/2030	3,500,000	3,459,009
4.29%, 10/01/2030 to 06/01/2031	5,000,000	4,912,283
3.93%, 12/01/2030	1,500,000	1,455,875
4.36%, 04/01/2031 to 06/01/2031	7,750,000	7,630,177
		20,937,695
Government National Mortgage Association (GNMA)-5.87%
TBA, 2.00%, 08/01/2056(f)	8,490,000	6,799,960
TBA, 2.50%, 08/01/2056(f)	12,220,000	10,201,656
TBA, 3.00%, 08/01/2056(f)	3,920,000	3,399,527
		20,401,143
Uniform Mortgage-Backed Securities-16.01%
TBA, 4.50%, 08/01/2041 to 08/01/2056(f)	5,539,027	5,302,514
TBA, 5.00%, 08/01/2041 to 08/01/2056(f)	9,412,290	9,163,423
	Principal Amount	Value
Uniform Mortgage-Backed Securities-(continued)
TBA, 2.00%, 08/01/2056(f)	$3,983,445	$3,103,975
TBA, 2.50%, 08/01/2056(f)	5,131,458	4,184,487
TBA, 3.00%, 08/01/2056(f)	8,066,070	6,877,898
TBA, 3.50%, 08/01/2056(f)	5,983,316	5,308,557
TBA, 4.00%, 08/01/2056(f)	4,793,952	4,377,028
TBA, 5.50%, 08/01/2056(f)	8,862,384	8,771,646
TBA, 6.00%, 08/01/2056(f)	6,090,922	6,158,945
TBA, 6.50%, 08/01/2056(f)	2,305,000	2,376,580
		55,625,053
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $101,816,229)		100,406,930
U.S. Dollar Denominated Bonds & Notes-28.44%
Advertising-0.11%
Omnicom Group, Inc.
4.20% 03/02/2029	10,000	9,826
5.30% 06/02/2036(g)	402,000	381,873
		391,699
Aerospace & Defense-0.07%
Honeywell Aerospace, Inc.
3.90% 03/16/2028(h)	95,000	93,951
4.00% 03/16/2029(h)	36,000	35,346
4.30% 03/16/2031(h)	15,000	14,598
4.60% 03/16/2033(h)	12,000	11,606
4.95% 03/16/2036(h)	28,000	27,002
Howmet Aerospace, Inc.
3.75% 03/03/2028	19,000	18,759
3.90% 04/15/2029	4,000	3,914
4.55% 11/15/2032	23,000	22,315
4.75% 04/15/2036	6,000	5,714
Lockheed Martin Corp.
4.15% 08/15/2028	8,000	7,951
4.40% 08/15/2030	4,000	3,958
Textron, Inc., 4.95%, 03/15/2036	1,000	956
		246,070
Agricultural & Farm Machinery-0.07%
Deere Funding Canada Corp., 4.15%, 10/09/2030	30,000	29,267
John Deere Capital Corp.
4.38% 10/15/2030	31,000	30,560
Series I, 4.13% 01/18/2029	145,000	143,773
Series I, 3.90% 03/09/2029	23,000	22,626
Series I, 4.20% 03/10/2031	24,000	23,405
		249,631
Agricultural Products & Services-0.16%
Cargill, Inc., 4.13%, 10/23/2030(h)	10,000	9,715
Imperial Brands Finance PLC (United Kingdom)
4.88% 02/07/2032(h)	356,000	349,041
5.50% 07/07/2036(h)	200,000	194,563
		553,319
Alternative Carriers-0.19%
Space Exploration Technologies Corp.
5.35% 07/15/2031(h)	494,000	480,999
5.65% 07/15/2033(h)	99,000	94,895
5.88% 07/15/2036(h)	85,000	79,458
		655,352
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Apparel, Accessories & Luxury Goods-0.00%
Gildan Activewear, Inc. (Canada)
4.70% 10/07/2030(h)	$4,000	$3,910
5.40% 10/07/2035(h)	1,000	961
		4,871
Application Software-0.43%
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(h)	489,000	474,316
Roper Technologies, Inc.
4.25% 09/15/2028	3,000	2,972
4.45% 09/15/2030	2,350	2,303
5.10% 09/15/2035	1,640	1,565
Salesforce, Inc.
4.90% 09/15/2031	610,000	601,281
5.55% 03/15/2036	429,000	418,537
		1,500,974
Asset Management & Custody Banks-0.08%
Ameriprise Financial, Inc., 5.35%, 06/15/2036	29,000	28,397
Bank of New York Mellon Corp. (The)
4.33% (SOFR + 0.68%), 06/09/2028(e)	4,000	4,009
4.54% 04/23/2032(i)	23,000	22,542
5.09% 04/23/2037(i)	33,000	32,037
Blue Owl Capital Corp., 6.30%, 08/15/2031	61,000	60,241
Hercules Capital, Inc., 6.30%, 07/24/2031	44,000	43,453
Northern Trust Corp.
4.15% 11/19/2030	4,000	3,905
5.12% 11/19/2040(i)	2,000	1,917
State Street Corp., 4.78%, 10/23/2036(i)	3,000	2,858
Trinity Capital, Inc., 7.00%, 05/21/2031	81,000	81,385
Voya Global Funding, 4.60%, 11/24/2030(h)	10,400	10,181
		290,925
Automobile Manufacturers-0.45%
American Honda Finance Corp.
4.15% 01/08/2029	29,000	28,559
Series A, 4.55% 04/10/2028	29,000	28,944
Series A, 4.90% 04/10/2031	21,000	20,712
Daimler Truck Finance North America LLC (Germany), 4.15%, 01/12/2029(h)	265,000	261,089
Honda Motor Co. Ltd. (Japan), 4.44%, 07/08/2028	4,000	3,978
Hyundai Capital America
4.88% 06/23/2027(h)	4,000	4,015
4.50% 06/16/2028(h)	370,000	367,899
4.75% 06/18/2029(h)	173,000	171,854
5.00% 06/18/2031(h)	79,000	78,131
5.25% 06/21/2033(h)	82,000	80,668
Mercedes-Benz Finance North America LLC (Germany), 4.13%, 03/10/2028(h)	316,000	313,273
PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	34,000	33,505
Toyota Motor Credit Corp.
Series B, 4.05% 03/13/2029	49,000	48,340
Series B, 4.55% 05/14/2031	116,000	114,159
Series B, 4.60% 03/11/2033	20,000	19,346
		1,574,472
	Principal Amount	Value
Automotive Parts & Equipment-0.39%
BMW US Capital LLC (Germany)
4.15% 08/11/2027(h)	$12,000	$11,970
4.30% 03/17/2028(h)	190,000	188,924
4.40% 03/19/2029(h)	89,000	88,052
4.50% 08/11/2030(h)	4,000	3,919
4.65% 03/19/2031(h)	61,000	59,676
5.00% 03/19/2033(h)	21,000	20,468
ERAC USA Finance LLC
4.50% 10/30/2029(h)	73,000	72,196
4.70% 04/30/2031(h)	901,000	889,692
5.25% 04/30/2036(h)	23,000	22,512
		1,357,409
Brewers-0.01%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(h)	27,000	26,900
Broadline Retail-0.75%
Amazon.com, Inc.
4.60% 07/09/2029	896,000	893,100
4.25% 03/13/2031	92,000	89,269
4.80% 07/09/2031	813,000	805,508
4.88% 03/13/2036	440,000	421,295
5.30% 07/09/2036	374,000	367,612
5.65% 03/13/2046	37,000	34,629
		2,611,413
Building Products-0.04%
CRH America Finance, Inc.
4.40% 02/09/2031	12,000	11,715
5.00% 02/09/2036	2,000	1,918
5.60% 02/09/2056	2,000	1,869
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(h)	139,000	135,205
		150,707
Cable & Satellite-0.00%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
5.85% 12/01/2035	1,000	934
6.70% 12/01/2055(g)	2,000	1,767
		2,701
Cargo Ground Transportation-0.22%
Fedex Freight Holding Co., Inc.
4.30% 03/15/2029(h)	12,000	11,793
4.65% 03/15/2031(h)	7,300	7,110
4.95% 03/15/2033(h)	2,000	1,931
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.55%, 01/15/2031(h)	10,000	9,808
Ryder System, Inc., 5.00%, 09/15/2031	752,000	747,577
		778,219
Coal & Consumable Fuels-0.25%
Rio Grande LNG LLC
5.25% 06/30/2031(h)	286,000	282,558
5.50% 01/30/2034(h)	168,000	164,351
5.75% 06/30/2036(h)	262,000	254,494
6.15% 06/30/2041(h)	170,000	164,566
		865,969
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Commercial & Residential Mortgage Finance-0.13%
Aviation Capital Group LLC
4.25% 04/30/2029(h)	$4,000	$3,924
4.80% 10/24/2030(h)	10,000	9,827
Nationwide Building Society (United Kingdom), 5.05%, 07/14/2032(h)(i)	450,000	444,222
		457,973
Computer & Electronics Retail-0.01%
Leidos, Inc., 4.10%, 03/15/2029	22,000	21,574
Construction Machinery & Heavy Transportation Equipment-0.12%
Caterpillar Financial Services Corp.
3.75% 02/23/2029	103,000	100,955
4.13% (SOFR + 0.49%), 02/23/2029(e)	51,000	50,981
Series L, 4.50% 05/15/2031	67,000	66,073
SMBC Aviation Capital Finance DAC (Ireland), 4.95%, 07/23/2029(h)	200,000	199,597
Westinghouse Air Brake Technologies Corp.
4.90% 05/29/2030	4,000	3,989
5.50% 05/29/2035	1,000	1,003
		422,598
Consumer Finance-0.49%
American Express Co.
4.73% 04/25/2029(i)	14,000	14,014
4.35% 07/20/2029(i)	16,000	15,911
4.48% (SOFR + 0.81%), 07/20/2029(e)	66,000	66,324
4.44% 05/03/2030(i)	956,000	946,655
4.92% 07/20/2033(i)	11,000	10,851
4.80% 10/24/2036(i)	5,000	4,740
Capital One Financial Corp.
4.49% 09/11/2031(i)	2,900	2,827
5.40% 01/30/2037(i)	573,000	554,633
General Motors Financial Co., Inc., 4.20%, 10/27/2028	67,000	66,193
Synchrony Financial, 5.02%, 07/29/2029(i)	4,000	3,990
		1,686,138
Distillers & Vintners-0.00%
Constellation Brands, Inc., 4.95%, 11/01/2035(g)	1,000	955
Distributors-0.01%
Genuine Parts Co., 4.95%, 08/15/2029	20,000	19,871
Diversified Banks-8.04%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 4.97%, 05/08/2031	200,000	197,964
Banco Santander S.A. (Spain)
4.60% 04/15/2029	200,000	198,437
5.07% 11/06/2030	200,000	195,508
4.87% 04/15/2031	200,000	197,015
Bank of America Corp.
4.48% 04/23/2030(i)	851,000	841,812
4.46% 02/06/2032(i)	33,000	32,115
4.70% 04/23/2032(i)	521,000	511,386
5.49% 04/23/2037(i)	47,000	45,806
Series N, 4.55% (SOFR + 0.87%), 02/06/2032(e)	42,000	41,889
Series RR, 4.38% (i)(j)	61,000	60,660
Bank of Montreal (Canada), Series J, 4.34%, 03/19/2030(g)(i)	35,000	34,603
	Principal Amount	Value
Diversified Banks-(continued)
Bank of Nova Scotia (The) (Canada)
4.58% 06/05/2029(i)	$255,000	$253,938
4.90% 06/05/2032(i)	146,000	144,145
8.63% 10/27/2082(i)	207,000	214,444
Banque Federative du Credit Mutuel S.A. (France), 5.15%, 07/09/2032(h)(i)	574,000	566,685
Barclays PLC (United Kingdom)
4.22% 05/24/2030(i)	756,000	739,439
4.57% (SOFR + 0.93%), 05/24/2030(e)	200,000	200,080
4.91% 06/26/2030(i)	244,000	242,737
4.52% 02/24/2032(i)	201,000	194,372
5.10% 06/26/2032(i)	202,000	199,472
BNP Paribas S.A. (France), 7.20%(h)(i)(j)	206,000	204,629
Canadian Imperial Bank of Commerce (Canada), 6.75%, 01/28/2087(i)	1,002,000	988,395
Citigroup, Inc.
4.50% 09/11/2031(i)	8,300	8,112
6.63% (i)(j)	324,200	325,887
Series JJ, 6.50% (i)(j)	278,000	277,697
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	695,000	687,618
Credit Agricole S.A. (France), 5.19%, 08/01/2032(h)(i)	440,000	437,007
Danske Bank A/S (Denmark)
4.66% 03/27/2029(h)(i)	200,000	199,913
5.00% 03/27/2032(h)(i)	200,000	198,089
Depository Trust Co. (The), 4.30%, 03/27/2029(h)	262,000	259,784
Federation des Caisses Desjardins du Quebec (Canada), 5.02%, 05/27/2031(h)	299,000	298,016
Fifth Third Bancorp, 4.57%, 04/29/2032(i)	16,000	15,552
Goldman Sachs Bank USA, 4.66%, 06/03/2029(i)	1,145,000	1,142,214
HSBC Holdings PLC (United Kingdom)
4.40% 03/10/2030(i)	203,000	200,205
4.71% 05/12/2030(i)	1,055,000	1,046,280
4.68% 03/10/2032(i)	201,000	196,300
6.75% (i)(j)	207,000	208,235
7.00% (i)(j)	202,000	205,439
Series 1, 6.75% (i)(j)	200,000	198,607
ING Bank N.V. (Netherlands), 4.56%, 07/07/2029(h)	496,000	494,023
Intesa Sanpaolo S.p.A. (Italy), 5.20%, 06/29/2032(h)(i)	250,000	247,316
JPMorgan Chase & Co.
4.41% 04/23/2030(i)	81,000	79,922
4.86% 07/23/2030(i)	396,000	395,220
5.10% 04/22/2031(i)	14,000	14,042
4.26% 10/22/2031(i)	8,000	7,750
4.35% 01/22/2032(i)	530,000	513,845
4.62% 04/23/2032(i)	67,000	65,563
5.04% 07/23/2032(i)	217,000	216,100
5.72% 09/14/2033(i)	2,500	2,547
4.81% 10/22/2036(i)	2,700	2,564
4.90% 01/22/2037(i)	5,000	4,773
5.15% 04/23/2037(i)	593,000	575,227
5.80% 07/23/2041(i)	330,000	326,789
Series 1, 4.52% (SOFR + 0.85%), 07/23/2030(e)(g)	540,000	540,913
Series PP, 6.10% (i)(j)	210,000	209,250
KeyCorp, 5.31%, 01/28/2037(i)	3,000	2,905
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Lloyds Banking Group PLC (United Kingdom)
4.43% 11/04/2031(i)	$211,000	$205,386
6.63% (g)(i)(j)	200,000	196,728
Macquarie Bank Ltd. (Australia)
4.16% (SOFR + 0.48%), 02/03/2028(e)(g)(h)	30,000	30,042
5.82% 06/10/2037(h)(i)	340,000	332,762
Mitsubishi Ufj Financial Group, Inc. (Japan)
4.59% 04/18/2030(i)	200,000	198,374
4.98% 07/24/2030(i)	216,000	216,223
4.85% 04/21/2032(i)	144,000	141,924
5.19% 07/23/2032(i)	207,000	206,716
5.33% 04/21/2037(i)	304,000	296,994
5.87% 04/21/2047(i)	249,000	242,122
6.05% 07/24/2047(i)	211,000	209,446
Mizuho Bank Ltd. (Japan)
5.19% 04/16/2036(h)	200,000	195,537
5.77% 04/16/2046(h)	284,000	273,266
Mizuho Financial Group, Inc. (Japan)
4.78% 07/13/2030(i)	890,000	884,869
4.71% 07/08/2031(i)	547,000	539,409
4.91% (SOFR + 1.25%), 07/08/2031(e)(g)	358,000	362,549
4.97% 07/13/2032(i)	537,000	530,731
5.82% 07/13/2047(i)	1,021,000	977,943
Morgan Stanley Bank N.A., 4.61% (SOFR + 0.98%), 05/10/2030(e)	494,000	496,818
Morgan Stanley Private Bank N.A.
4.47% 07/06/2028(i)	615,000	614,147
4.21% 02/08/2030(i)	250,000	245,815
4.40% (SOFR + 0.77%), 02/08/2030(e)	550,000	548,517
Pinnacle Bank, 5.96%, 01/15/2036(i)	88,600	87,312
PNC Financial Services Group, Inc. (The)
4.08% 01/26/2029(i)	14,000	13,870
4.30% (SOFR + 0.62%), 01/26/2029(e)	27,000	26,988
4.36% (SOFR + 0.68%), 10/26/2029(e)	262,000	261,821
4.62% 10/26/2029(i)	208,000	207,357
5.37% 07/21/2036(i)	3,000	2,966
5.42% 01/25/2041(i)	4,000	3,836
Royal Bank of Canada (Canada), 6.50%, 05/24/2086(i)	319,000	312,946
Societe Generale S.A. (France), 4.86%, 07/07/2029(h)(i)	444,000	442,337
Standard Chartered PLC (United Kingdom), 4.58% (SOFR + 0.92%), 01/13/2030(e)(h)	579,000	580,167
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.93% 07/07/2032(i)	237,000	234,214
5.14% 07/07/2034(i)	216,000	212,324
5.33% 03/03/2041(i)	17,000	16,239
5.75% 07/07/2047(i)	209,000	200,227
Toronto-Dominion Bank (The) (Canada), 4.93%, 10/15/2035	1,000	960
Truist Bank, 4.44% (SOFR + 0.77%), 07/24/2028(e)	500,000	500,644
U.S. Bancorp, 4.48%, 01/26/2032(i)	17,500	17,061
UBS AG (Switzerland)
4.13% (SOFR + 0.50%), 05/17/2027(e)	270,000	269,820
4.30% 03/16/2029(i)	316,000	314,347
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
4.58% 05/20/2029(i)	$203,000	$202,344
4.18% 01/23/2030(i)	11,000	10,824
5.15% 04/23/2031(i)	6,000	6,026
4.84% 05/20/2032(i)	70,000	69,065
5.39% 04/24/2034(i)	4,000	4,002
4.96% 01/23/2037(i)	8,000	7,636
5.43% 01/23/2047(i)	5,000	4,608
Series GG, 6.13% (i)(j)	83,000	82,996
Westpac Banking Corp. (Australia), 4.48% (SOFR + 0.82%), 07/01/2030(e)	4,000	4,036
		27,952,526
Diversified Capital Markets-0.46%
Deutsche Bank AG (Germany), 4.47%, 12/10/2031(i)	211,200	205,942
UBS Group AG (Switzerland)
4.21% 04/10/2030(h)(i)	334,000	327,623
4.88% (h)(i)(j)	628,000	627,642
6.88% (h)(i)(j)	446,000	442,824
		1,604,031
Diversified Financial Services-2.12%
Aircastle Ltd./Aircastle Ireland DAC
5.00% 09/15/2030(h)	479,000	473,828
5.00% 05/15/2031(h)	104,000	102,271
Avolon Holdings Funding Ltd. (Ireland)
4.20% 04/15/2029(h)	19,000	18,582
4.70% 01/30/2031(h)	860,200	838,037
4.95% 10/15/2032(h)	16,000	15,447
Citadel Finance LLC
4.75% 02/14/2029(h)	1,006,000	986,622
5.15% 02/14/2031(h)	1,113,000	1,082,717
Citadel Securities Global Holdings LLC
5.13% 01/27/2032(h)	176,000	172,268
6.20% 06/18/2035(h)	314,000	315,971
5.75% 03/27/2036(h)	335,000	326,460
GABX Leasing LLC, 4.63%, 04/15/2031(h)	37,000	36,130
HUT 8 DC LLC, 6.19%, 11/15/2042(h)	12,000	11,675
Jackson Financial, Inc., 6.15%, 01/15/2037	670,000	655,201
LPL Holdings, Inc., 5.15%, 06/15/2030	11,000	10,968
LSEG US Fin Corp. (United Kingdom)
4.25% 03/23/2029(h)	345,000	340,269
4.50% 03/23/2031(h)	210,000	205,006
5.25% 03/23/2036(h)	200,000	194,961
Mitsubishi HC Finance America LLC (Japan), 5.20%, 07/21/2031(h)	473,000	470,218
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(h)	1,118,000	1,095,968
		7,352,599
Diversified Metals & Mining-0.26%
BHP Billiton Finance (USA) Ltd. (Australia), 5.75%, 09/05/2055	1,500	1,447
Glencore Funding LLC (Australia)
5.19% 04/01/2030(h)	4,000	4,013
4.90% 07/01/2031(h)	866,000	856,772
5.20% 07/01/2033(h)	25,000	24,644
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055	1,000	963
		887,839
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified REITs-0.00%
ERP Operating L.P., 4.95%, 06/15/2032	$4,000	$3,976
Diversified Support Services-0.02%
Element Fleet Management Corp. (Canada), 4.80%, 05/29/2029(h)	85,000	84,500
Electric Utilities-2.93%
AEP Texas, Inc., 5.70%, 05/15/2034	1,000	1,012
Alabama Power Co., Series C, 4.30%, 03/15/2031	28,500	27,818
American Electric Power Co., Inc.
Series C, 5.80% 03/15/2056(i)	47,600	46,775
Series D, 6.05% 03/15/2056(i)	3,000	2,949
Arizona Public Service Co., 5.90%, 08/15/2055	2,400	2,291
Chpe LLC
4.88% 06/30/2031(h)	112,000	110,412
5.10% 06/30/2033(h)	20,000	19,683
5.35% 06/30/2036(h)	66,000	64,323
5.88% 06/29/2046(h)	66,000	63,654
Consolidated Edison Co. of New York, Inc., 5.75%, 11/15/2055	2,000	1,877
Constellation Energy Generation LLC
3.90% 01/08/2028	35,000	34,700
4.55% 06/01/2029	981,000	973,613
4.80% 01/15/2032	589,000	577,687
5.30% 06/01/2036	59,000	57,350
5.88% 01/15/2066	500	462
Duke Energy Carolinas LLC
5.15% 06/15/2036	432,000	422,189
5.75% 06/15/2056	133,000	126,108
Duke Energy Florida LLC, 4.20%, 12/01/2030	4,800	4,675
Edison International, 5.00%, 05/05/2028	20,000	20,015
Electricite de France S.A. (France)
5.25% 04/22/2036(h)	422,000	406,795
6.13% 04/22/2056(h)	442,000	417,022
6.25% 04/22/2066(h)	219,000	205,044
Emera US Finance LLC
4.50% 04/01/2029	43,000	42,552
5.20% 04/01/2033	6,000	5,885
ENEL Finance International N.V. (Italy)
4.63% 07/13/2029(h)	774,000	768,183
4.88% 07/13/2031(h)	791,000	778,913
5.38% 07/13/2036(h)	287,000	278,023
Entergy Corp., 5.88%, 06/15/2056(i)	4,000	3,957
Evergy Metro, Inc., 5.13%, 08/15/2035	1,000	975
Evergy Missouri West, Inc., 5.25%, 12/15/2035(h)	1,000	977
Evergy, Inc., 4.25%, 03/15/2029	5,000	4,931
Exelon Corp., 5.45%, 03/15/2034	1,000	1,003
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/2028(h)	92,000	91,409
Florida Power & Light Co.
4.70% 02/15/2036	2,000	1,895
5.13% 06/01/2036	40,000	39,180
5.75% 06/01/2056	36,000	34,371
5.60% 02/15/2066	2,000	1,816
5.90% 06/01/2066	45,000	42,893
Indiana Michigan Power Co., 5.60%, 03/15/2056	4,000	3,688
	Principal Amount	Value
Electric Utilities-(continued)
ITC Holdings Corp.
4.88% 04/15/2031(h)	$35,000	$34,623
5.50% 04/15/2036(h)	6,000	5,932
Louisville Gas and Electric Co., 5.85%, 08/15/2055	2,000	1,916
Monongahela Power Co., 4.45%, 08/15/2029(h)	29,000	28,732
National Rural Utilities Cooperative Finance Corp.
4.40% 05/11/2029	85,000	84,298
5.00% 08/15/2034	52,000	51,293
5.75% 04/20/2056	358,000	353,392
Series D, 4.06% (SOFR + 0.43%), 08/09/2027(e)	223,000	223,170
Series D, 4.15% 08/25/2028	112,000	110,958
Series D, 4.05% 02/09/2029	135,000	132,914
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	25,000	25,045
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(h)	4,000	3,941
NRG Energy, Inc.
4.73% 10/15/2030(h)	36,000	35,164
4.96% 04/30/2031(h)	16,000	15,651
5.41% 10/15/2035(h)	2,000	1,916
Pacific Gas and Electric Co.
6.10% 01/15/2029	10,000	10,264
5.05% 11/15/2031	602,000	595,837
5.25% 02/01/2032	563,000	561,391
5.20% 05/01/2036	4,000	3,809
5.60% 08/15/2036	681,000	668,248
5.85% 11/01/2036	396,000	395,519
6.00% 05/01/2056	103,000	94,887
6.30% 08/15/2056	104,000	99,753
PPL Electric Utilities Corp., 5.55%, 08/15/2055	3,000	2,788
Southern Co. (The), 6.00%, 04/01/2058(i)	38,000	37,636
Southwestern Electric Power Co., 5.20%, 04/01/2036	6,000	5,801
Union Electric Co., 5.25%, 04/15/2035	1,000	991
Virginia Electric & Power Co.
Series C, 4.90% 09/15/2035	3,000	2,870
Series D, 5.60% 09/15/2055	2,000	1,838
Vistra Operations Co. LLC
4.30% 10/15/2028(h)	859,000	848,520
4.60% 10/15/2030(h)	7,000	6,816
4.70% 01/31/2031(h)	4,000	3,901
5.35% 01/31/2036(h)	2,500	2,394
Wisconsin Electric Power Co., 3.95%, 03/01/2029	17,000	16,749
Wisconsin Public Service Corp., 4.25%, 01/15/2031	17,000	16,604
		10,172,666
Electrical Components & Equipment-0.65%
Hubbell, Inc.
4.65% 06/15/2031	908,000	895,535
4.90% 06/15/2033	115,000	112,296
5.15% 06/15/2036	28,000	27,224
Molex Electronic Technologies LLC
4.75% 04/30/2028(h)	4,000	4,012
5.25% 04/30/2032(h)	2,000	2,002
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Electrical Components & Equipment-(continued)
Vertiv Holdings Co.
4.85% 03/15/2036	$387,000	$364,608
5.65% 03/15/2046	578,000	533,859
5.80% 03/15/2056	330,000	303,859
5.95% 03/15/2066	18,000	16,507
		2,259,902
Electronic Components-0.01%
Amphenol Corp.
4.13% 11/15/2030	6,000	5,833
4.40% 02/15/2033	8,000	7,676
Tyco Electronics Group S.A. (Switzerland)
4.50% 02/09/2031	11,000	10,840
4.88% 02/09/2036	6,000	5,750
		30,099
Electronic Manufacturing Services-0.00%
Jabil, Inc., 4.75%, 02/01/2033	5,000	4,801
Environmental & Facilities Services-0.03%
Veralto Corp., 4.85%, 01/15/2032	97,000	95,881
Waste Connections, Inc., 4.80%, 07/15/2036	20,000	19,119
		115,000
Fertilizers & Agricultural Chemicals-0.06%
Mosaic Co. (The)
4.35% 01/15/2029	41,000	40,524
4.60% 11/15/2030	7,000	6,880
Nutrien Ltd. (Canada)
4.85% 05/29/2031	125,000	124,106
5.35% 05/29/2036	48,000	46,992
		218,502
Financial Exchanges & Data-0.02%
Intercontinental Exchange, Inc.
3.95% 12/01/2028	30,000	29,571
4.20% 03/15/2031	27,000	26,129
MSCI, Inc., 5.25%, 09/01/2035	2,000	1,920
Nasdaq, Inc.
5.35% 06/28/2028	3,000	3,037
5.95% 08/15/2053	2,000	1,930
		62,587
Food Distributors-0.01%
Bunge Ltd. Finance Corp.
4.55% 08/04/2030	35,000	34,534
5.15% 08/04/2035	1,000	977
		35,511
Food Retail-0.00%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(h)	3,000	2,900
Forest Products-0.02%
Georgia-Pacific LLC
4.40% 06/30/2028(h)	4,000	3,984
4.60% 05/15/2031(h)	56,000	55,029
4.95% 06/30/2032(h)	2,000	1,987
4.90% 05/15/2033(h)	18,000	17,691
		78,691
Gas Utilities-0.04%
Atmos Energy Corp., 5.20%, 08/15/2035(g)	1,000	992
	Principal Amount	Value
Gas Utilities-(continued)
Southern California Gas Co., 5.90%, 06/01/2056	$133,000	$126,115
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(h)	2,000	1,994
		129,101
Health Care Distributors-0.01%
Cardinal Health, Inc.
4.50% 09/15/2030	2,600	2,558
5.15% 09/15/2035	1,900	1,857
Cencora, Inc.
3.95% 02/13/2029	15,000	14,726
4.25% 11/15/2030	10,000	9,722
McKesson Corp.
4.65% 05/30/2030	7,000	6,960
4.95% 05/30/2032	2,000	1,996
		37,819
Health Care Equipment-0.05%
Abbott Laboratories
3.70% 03/09/2029	42,000	41,050
5.50% 03/15/2056	50,000	46,630
5.60% 03/15/2066	13,000	12,089
Augusta SpinCo Corp.
4.40% 03/23/2029	57,000	56,414
4.66% 03/23/2031	24,000	23,614
4.95% 03/23/2033	6,000	5,891
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	4,000	3,971
		189,659
Health Care Facilities-0.01%
Ascension Health
Series 2025, 4.29% 11/15/2030	14,000	13,678
Series 2025, 4.92% 11/15/2035	4,000	3,876
		17,554
Health Care REITs-0.00%
National Health Investors, Inc., 5.35%, 02/01/2033	2,000	1,961
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	4,000	3,979
Ventas Realty L.P., 5.00%, 02/15/2036(g)	1,200	1,154
		7,094
Health Care Services-0.01%
Cigna Group (The), 4.50%, 09/15/2030	11,400	11,236
CommonSpirit Health
4.35% 09/01/2030	11,000	10,690
4.83% 09/01/2035	4,000	3,826
5.58% 09/01/2045	3,000	2,803
5.66% 09/01/2055	2,000	1,851
Series 2025, 4.98% 09/01/2035	4,000	3,811
CVS Health Corp.
5.00% 09/15/2032	1,000	991
5.45% 09/15/2035	3,000	2,970
6.20% 09/15/2055	2,000	1,949
HCA, Inc.
4.30% 11/15/2030	3,000	2,909
5.45% 09/15/2034	2,000	1,987
		45,023
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Supplies-0.05%
Medline Borrower L.P./Medline Co-Issuer, Inc., 5.00%, 06/15/2031(h)	$170,000	$167,763
Solventum Corp., 5.45%, 02/25/2027	4,000	4,019
		171,782
Heavy Electrical Equipment-0.23%
GE Vernova, Inc.
4.25% 02/04/2031	406,000	396,044
4.88% 02/04/2036	424,000	407,608
5.50% 02/04/2056	5,000	4,614
		808,266
Highways & Railtracks-0.00%
Burlington Northern Santa Fe LLC
5.55% 03/15/2056	2,400	2,240
5.80% 03/15/2056	1,000	969
		3,209
Home Improvement Retail-0.02%
Home Depot, Inc. (The)
3.75% 09/15/2028	35,000	34,561
3.95% 09/15/2030	20,000	19,422
4.65% 09/15/2035	5,000	4,786
		58,769
Homebuilding-0.00%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	1,000	997
Hotel & Resort REITs-0.00%
Phillips Edison Grocery Center Operating Partnership I L.P.
5.25% 08/15/2032	4,000	3,993
4.75% 03/15/2033	6,000	5,786
		9,779
Hotels, Resorts & Cruise Lines-0.04%
Airbnb, Inc.
4.40% 03/16/2029	14,000	13,887
4.65% 03/16/2031	12,000	11,834
5.25% 03/16/2036	3,000	2,925
Expedia Group, Inc., 5.50%, 04/15/2036	33,000	32,022
Marriott International, Inc., 4.20%, 07/15/2027	4,000	3,990
VOC Escrow Ltd., 5.00%, 02/15/2028(h)	68,000	67,819
		132,477
Independent Power Producers & Energy Traders-0.02%
AES Corp. (The)
5.20% 07/15/2029	48,000	48,043
5.75% 07/15/2033	33,000	32,703
		80,746
Industrial Conglomerates-0.39%
Eaton Corp.
3.85% 03/06/2028	629,000	622,280
3.95% 03/06/2029	200,000	196,566
5.45% 03/06/2056	200,000	185,840
Siemens Funding B.V. (Germany), 4.90%, 05/28/2032(h)	353,000	353,729
		1,358,415
Industrial Machinery & Supplies & Components-0.02%
Flowserve Corp., 5.70%, 05/15/2036	4,000	3,913
	Principal Amount	Value
Industrial Machinery & Supplies & Components-(continued)
Xylem, Inc.
5.20% 06/01/2033	$40,000	$40,069
5.45% 06/01/2036	17,000	17,011
		60,993
Insurance Brokers-0.01%
Marsh & McLennan Cos., Inc., 4.95%, 03/15/2036	13,000	12,529
Willis North America, Inc.
4.55% 03/15/2031	11,000	10,702
5.15% 03/15/2036	4,800	4,605
		27,836
Integrated Oil & Gas-0.10%
Eni S.p.A. (Italy), 5.25%, 05/18/2036(h)	357,000	344,660
Occidental Petroleum Corp., 4.40%, 04/15/2046	2,000	1,604
		346,264
Integrated Telecommunication Services-0.37%
AT&T, Inc.
6.05% 08/15/2056	1,000	906
6.20% 10/30/2056	35,000	32,426
6.30% 10/30/2066	24,000	22,121
Grupo Televisa S.A.B. (Mexico), 4.81%, 06/01/2031(h)	148,000	146,482
NTT Finance Corp. (Japan), 5.50%, 07/16/2035(h)	251,000	248,757
Orange S.A. (France), 4.00%, 01/13/2029(h)	389,000	382,064
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(h)	163,000	149,157
TELUS Corp. (Canada)
6.38% 06/09/2056(i)	133,600	131,970
6.63% 06/09/2056(i)	12,800	12,512
Verizon Communications, Inc.
5.25% 04/02/2035	6,000	5,852
5.00% 01/15/2036	2,000	1,898
5.75% 11/30/2045	4,000	3,698
6.20% 05/14/2056(i)	79,000	77,350
6.05% 05/14/2058(i)	79,000	77,722
6.00% 11/30/2065	1,800	1,636
		1,294,551
Interactive Media & Services-0.34%
Alphabet, Inc.
4.10% 02/15/2031	877,000	850,416
4.38% 11/15/2032	1,000	967
4.40% 02/15/2033	30,000	28,786
4.70% 11/15/2035	2,000	1,905
4.80% 02/15/2036	8,000	7,679
5.35% 11/15/2045	3,000	2,743
5.45% 11/15/2055	3,000	2,668
5.30% 05/15/2065	2,000	1,696
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-(continued)
Meta Platforms, Inc.
4.88% 05/15/2033	$77,000	$74,723
4.88% 11/15/2035	5,400	5,068
5.25% 05/15/2036(g)	40,000	38,368
6.20% 05/15/2046	43,000	40,382
5.63% 11/15/2055	4,000	3,349
6.30% 05/15/2056	42,000	38,581
5.75% 11/15/2065	5,000	4,127
6.45% 05/15/2066	93,000	85,280
		1,186,738
Internet Services & Infrastructure-0.41%
Beignet Investor LLC, 6.58%, 05/30/2049(h)	1,463,000	1,419,467
Investment Banking & Brokerage-1.36%
Charles Schwab Corp. (The)
4.74% 05/21/2030(i)	146,000	145,692
4.34% 11/14/2031(i)	21,000	20,493
4.91% 11/14/2036(i)	4,000	3,824
5.49% 05/21/2037(i)	67,000	66,594
Series L, 6.10% (i)(j)	80,000	78,953
Goldman Sachs Group, Inc. (The)
4.15% 01/21/2029(i)	42,000	41,610
4.59% 04/20/2030(i)	38,000	37,597
5.73% 04/25/2030(i)	7,000	7,127
4.37% 10/21/2031(i)	17,400	16,846
4.97% 06/03/2032(i)	88,000	86,827
5.24% 07/21/2032(i)	165,000	164,711
5.09% 04/20/2034(i)	38,000	37,208
4.94% 10/21/2036(i)	700	662
5.43% 06/03/2037(i)	120,000	117,275
5.66% 07/21/2037(i)	332,000	330,613
5.39% 02/02/2041(i)	401,000	380,010
6.22% 07/21/2057(i)	321,000	318,144
Series AA, 6.50% (i)(j)	612,000	607,707
Morgan Stanley
4.87% 07/12/2029(i)	254,000	254,030
4.24% 01/09/2030(i)	56,000	55,076
4.49% 01/16/2032(i)	27,000	26,215
4.71% 03/12/2032(i)	51,000	49,854
4.81% 04/16/2032(i)	39,000	38,262
5.17% 07/14/2032(i)	165,000	164,419
5.66% 04/17/2036(i)	3,000	3,011
5.07% 01/30/2037(i)	5,000	4,799
5.30% 04/10/2037(i)	549,000	533,005
5.61% 07/17/2037(i)	326,000	324,161
5.31% 01/18/2041(i)	6,000	5,689
5.90% 03/13/2047(i)	43,000	41,624
Series I, 4.52% (SOFR + 0.85%), 07/12/2029(e)(g)	383,000	383,580
Series I, 4.36% 10/22/2031(i)	17,300	16,763
Series I, 4.89% 10/22/2036(i)	6,100	5,785
Nomura Holdings, Inc. (Japan), 5.49%, 06/29/2035(g)	361,500	360,056
Raymond James Financial, Inc., 4.90%, 09/11/2035	2,000	1,909
		4,730,131
	Principal Amount	Value
IT Consulting & Other Services-0.23%
International Business Machines Corp.
4.00% 02/03/2029	$120,000	$117,923
4.30% 02/03/2031	350,000	339,513
4.95% 02/03/2036	176,000	166,129
5.80% 02/03/2056	210,000	188,824
		812,389
Leisure Products-0.00%
Hasbro, Inc., 4.65%, 03/12/2031	14,000	13,724
Life & Health Insurance-1.38%
American National Group, Inc., 6.00%, 07/15/2035	1,000	976
Constellation Global Funding
4.85% 10/22/2030(h)	43,000	41,879
5.70% 08/05/2031(h)	2,197,000	2,191,608
Corebridge Global Funding
4.52% (SOFR + 0.86%), 12/15/2028(e)(h)	526,000	525,091
4.80% 05/29/2029(h)	96,000	95,740
Equitable America Global Funding, 4.65%, 06/09/2028(h)	4,000	3,989
Grand River Funding Trust I, 6.31%, 02/15/2036(g)(h)	183,000	179,893
Grand River Funding Trust II, 7.28%, 02/15/2056(h)	517,000	513,738
Jackson National Life Global Funding
4.70% 06/05/2028(h)	500	498
4.85% 06/23/2028(h)	476,000	475,565
Lincoln Financial Global Funding
4.63% 05/28/2028(h)	4,000	3,990
4.63% 08/18/2030(h)	4,000	3,922
4.95% 05/21/2031(h)	55,000	54,264
Lincoln National Corp., 6.80%, 07/15/2056(i)	160,000	158,229
Northwestern Mutual Global Funding, 4.74%, 06/30/2031(h)	88,000	87,078
Northwestern Mutual Life Insurance Co. (The), 6.05%, 06/30/2056(h)	66,000	64,422
Principal Financial Group, Inc., 5.30%, 01/15/2037	57,000	55,306
Protective Life Corp.
4.70% 01/15/2031(h)	10,000	9,779
5.35% 12/15/2035(h)	1,800	1,735
Protective Life Global Funding, 4.83%, 04/14/2031(h)	319,000	315,456
		4,783,158
Life Sciences Tools & Services-0.01%
Thermo Fisher Scientific, Inc.
4.22% 02/12/2031	9,000	8,761
4.55% 06/15/2033	4,000	3,873
4.90% 02/12/2036	4,500	4,352
		16,986
Multi-line Insurance-0.01%
AEGON Funding Co. LLC, 5.63%, 05/07/2036	27,000	26,303
Multi-Utilities-0.28%
CenterPoint Energy, Inc.
5.95% 04/01/2056(i)	4,000	3,973
Series E, 6.40% 08/15/2058(i)	648,000	647,882
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc.
5.35% 06/15/2036	$57,000	$55,471
6.00% 02/15/2056(i)	5,000	4,953
6.20% 02/15/2056(i)	2,000	1,970
DTE Energy Co., Series C, 6.20%, 07/01/2058(i)	185,000	184,377
NiSource, Inc.
5.25% 03/30/2028	4,000	4,036
4.75% 05/18/2031	22,000	21,753
5.35% 04/01/2034	1,000	1,001
5.30% 05/18/2036	15,000	14,682
Sempra, 5.25%, 03/15/2036	14,000	13,516
WEC Energy Group, Inc., 4.75%, 01/15/2028	28,000	28,073
		981,687
Office REITs-0.01%
COPT Defense Properties L.P., 4.50%, 10/15/2030	4,000	3,910
Cousins Properties L.P.
5.38% 02/15/2032	4,000	4,017
4.88% 03/01/2033	12,000	11,507
Piedmont Operating Partnership L.P., 5.63%, 01/15/2033	8,000	7,865
		27,299
Oil & Gas Equipment & Services-0.02%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05% 03/11/2029	27,000	26,543
4.35% 06/15/2031	41,000	39,834
		66,377
Oil & Gas Exploration & Production-0.00%
EOG Resources, Inc.
4.40% 07/15/2028	4,000	3,992
5.35% 01/15/2036	1,000	993
5.95% 07/15/2055	2,000	1,948
		6,933
Oil & Gas Storage & Transportation-0.31%
Cheniere Energy Partners L.P.
5.35% 11/30/2036(h)	71,000	69,100
6.05% 11/30/2056(h)	40,000	38,435
Cheniere Energy, Inc., 5.20%, 07/30/2036(h)	5,000	4,838
Enbridge, Inc. (Canada), 5.45%, 03/27/2036	35,000	34,647
Energy Transfer L.P.
4.55% 01/15/2031	38,000	37,213
5.35% 01/15/2036	2,000	1,955
6.30% 01/15/2056	2,000	1,927
Enterprise Products Operating LLC
4.30% 06/20/2028	10,000	9,953
4.60% 01/15/2031	6,200	6,134
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(h)	2,000	1,991
Kinder Morgan, Inc., 5.15%, 06/01/2030	4,000	4,036
MPLX L.P.
4.80% 02/15/2031	4,000	3,950
5.00% 01/15/2033	2,000	1,959
5.40% 09/15/2035	1,000	981
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Southern Co. Gas Capital Corp.
Series A, 4.05% 09/15/2028	$3,000	$2,965
Series B, 5.10% 09/15/2035	2,400	2,325
TransCanada Pipelines Ltd. (Canada)
6.13% 10/17/2056(g)(i)	18,000	17,996
6.38% 10/17/2056(i)	3,000	3,011
Western Midstream Operating L.P.
4.80% 03/01/2031	859,600	843,645
5.50% 12/15/2035	1,800	1,753
Williams Cos., Inc. (The), 6.00%, 03/15/2055	2,500	2,387
		1,091,201
Other Specialty Retail-0.00%
VSP Optical Group, Inc., 5.45%, 12/01/2035(h)	1,000	984
Packaged Foods & Meats-0.00%
Mars, Inc., 5.70%, 05/01/2055(h)	2,000	1,889
McCormick & Co., Inc., 4.15%, 02/15/2029	6,000	5,910
		7,799
Passenger Airlines-0.14%
American Airlines Pass-Through Trust
Series A, 4.90% 05/11/2038	6,000	5,761
Series A, 5.25% 11/10/2038	211,000	205,247
Series A, 5.70% 02/20/2039	265,000	264,560
Delta Air Lines, Inc.
4.95% 07/10/2028	4,000	4,006
5.25% 07/10/2030	4,000	4,024
		483,598
Passenger Ground Transportation-0.00%
Uber Technologies, Inc.
4.15% 01/15/2031	4,400	4,246
4.80% 09/15/2035	1,000	948
		5,194
Pharmaceuticals-0.85%
Bayer US Finance LLC (Germany)
5.13% 07/20/2031(h)	305,000	302,431
5.38% 07/20/2033(h)	213,000	210,488
5.63% 07/20/2036(h)	350,000	343,854
6.25% 07/20/2046(h)	469,000	450,580
6.38% 07/20/2056(h)	564,000	545,662
Eli Lilly and Co.
3.99% (SOFR + 0.35%), 05/20/2028(e)	187,000	187,395
5.55% 10/15/2055	1,600	1,515
5.65% 10/15/2065	1,500	1,420
EMD Finance LLC (Germany), 4.38%, 10/15/2030(h)	31,000	30,333
Merck & Co., Inc.
4.15% 03/15/2031	38,000	36,972
4.65% 05/22/2031	81,000	80,472
4.45% 12/04/2032	3,000	2,920
4.95% 05/22/2033	45,000	44,717
4.75% 12/04/2035	4,000	3,842
5.20% 05/22/2036	57,000	56,608
5.75% 05/22/2046	68,000	66,242
5.85% 05/22/2056	23,000	22,449
5.70% 12/04/2065	2,000	1,879
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Novartis Capital Corp.
4.40% 03/18/2031	$24,000	$23,601
4.60% 03/18/2033	16,000	15,621
4.90% 03/18/2036	13,000	12,637
5.60% 03/18/2046	6,000	5,814
Pfizer, Inc.
4.20% 11/15/2030	17,000	16,626
4.50% 11/15/2032	12,000	11,688
5.60% 11/15/2055	1,000	949
5.70% 11/15/2065	3,000	2,798
Takeda U.S. Financing, Inc.
5.20% 07/07/2035	361,500	354,366
5.90% 07/07/2055	111,500	107,686
Zoetis, Inc., 4.15%, 08/17/2028	25,000	24,796
		2,966,361
Property & Casualty Insurance-0.18%
American International Group, Inc., 4.85%, 05/07/2030	4,000	3,997
Chubb INA Holdings LLC, 5.30%, 05/20/2036	413,000	409,068
CNA Financial Corp., 5.20%, 08/15/2035	3,000	2,896
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	3,000	2,955
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(h)(i)	200,000	192,171
Travelers Cos., Inc. (The)
5.05% 07/24/2035	1,000	978
5.70% 07/24/2055	1,000	957
		613,022
Rail Transportation-0.01%
Canadian Pacific Railway Co. (Canada), 4.00%, 03/15/2029	21,000	20,625
Real Estate Development-0.12%
Essential Properties L.P.
5.40% 12/01/2035	1,400	1,363
5.38% 07/15/2036	414,000	401,289
Prologis Targeted U.S. Logistics Fund L.P.
4.25% 01/15/2031(h)	4,000	3,863
4.75% 01/15/2036(h)	1,000	937
		407,452
Regional Banks-0.42%
Citizens Financial Group, Inc., 5.30%, 01/29/2036(i)	5,000	4,897
Huntington Bancshares, Inc.
4.62% 01/28/2032(i)	38,000	36,981
5.61% 01/28/2041(i)	4,000	3,836
M&T Bank Corp., 5.30%, 04/18/2036(i)	112,000	110,050
Pinnacle Financial Partners, Inc., 5.60%, 05/19/2032(i)	32,000	31,735
Santander Holdings USA, Inc.
5.04% 06/05/2030(i)	72,000	71,657
5.22% 06/05/2032(i)	91,000	89,831
5.70% 06/05/2037(i)	66,000	64,357
Truist Financial Corp., 4.60%, 01/27/2032(i)	533,000	520,486
Webster Financial Corp., 5.78%, 09/11/2035(i)	6,000	6,015
Zions Bancorp. N.A., 5.24%, 10/01/2029(i)	512,000	512,268
		1,452,113
	Principal Amount	Value
Reinsurance-0.08%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(h)(i)	$232,000	$232,235
Fortitude Global Funding, 4.63%, 10/06/2028(h)	14,000	13,850
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(i)	2,000	1,952
RGA Global Funding
4.35% 08/25/2028(h)	19,000	18,824
5.00% 08/25/2032(h)	11,000	10,768
		277,629
Renewable Electricity-0.04%
Southern Power Co.
4.80% 06/15/2031	125,000	123,688
Series A, 4.25% 10/01/2030	4,000	3,899
Series B, 4.90% 10/01/2035	2,000	1,902
		129,489
Research & Consulting Services-0.16%
Mobility Global, Inc.
5.05% 06/15/2029(h)	34,000	33,876
5.45% 06/15/2031(h)	78,000	78,039
6.05% 06/15/2036(h)	422,000	415,999
Verisk Analytics, Inc., 4.45%, 03/15/2031	11,000	10,693
		538,607
Restaurants-0.01%
McDonald’s Corp.
4.40% 02/12/2031	13,000	12,807
5.00% 02/13/2036	6,000	5,873
		18,680
Retail REITs-0.01%
Brixmor Operating Partnership L.P., 4.85%, 02/15/2033	1,000	972
Kimco Realty OP LLC, 5.30%, 02/01/2036	1,000	993
Kite Realty Group L.P.
4.95% 12/15/2031	2,000	1,970
5.50% 03/01/2034	1,000	1,000
Realty Income Corp., 4.50%, 02/01/2033	6,000	5,762
Regency Centers L.P., 4.50%, 03/15/2033	6,000	5,762
		16,459
Self-Storage REITs-0.01%
Americold Realty Operating Partnership L.P., 5.60%, 05/15/2032	2,000	1,987
Extra Space Storage L.P., 4.95%, 01/15/2033	4,000	3,911
Goodman US Finance Eight LLC (Australia), 5.88%, 04/28/2046(h)	6,000	5,672
Goodman US Finance Seven LLC (Australia), 5.25%, 04/28/2036(h)	4,000	3,850
Public Storage Operating Co., 5.00%, 12/15/2035	7,000	6,807
		22,227
Semiconductors-0.73%
Broadcom, Inc.
5.15% 11/15/2031	11,000	10,971
5.20% 07/15/2035	1,000	961
4.80% 02/15/2036	3,000	2,775
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Semiconductors-(continued)
Foundry JV Holdco LLC
5.90% 01/25/2030(h)	$205,000	$209,580
5.50% 01/25/2031(h)	213,000	214,978
6.15% 01/25/2032(h)	200,000	206,660
5.90% 01/25/2033(h)	214,000	218,119
5.88% 01/25/2034(h)	200,000	198,746
6.25% 01/25/2035(h)	204,000	209,879
6.20% 01/25/2037(h)	960,000	982,904
6.40% 01/25/2038(h)	217,000	224,370
Intel Corp.
5.30% 05/15/2036	17,000	16,422
6.13% 05/15/2056	30,000	28,174
		2,524,539
Soft Drinks & Non-alcoholic Beverages-0.02%
PepsiCo, Inc.
4.10% 01/15/2029	57,000	56,492
4.60% 02/07/2030	20,000	20,012
5.00% 07/23/2035(g)	6,000	5,926
		82,430
Sovereign Debt-0.20%
Israel Government International Bond (Israel), 5.00%, 01/13/2036(g)	93,500	89,829
Korea National Oil Corp. (South Korea)
4.50% 03/30/2029(h)	362,000	360,175
4.63% 03/30/2031(h)	253,000	250,295
		700,299
Specialized Finance-0.03%
HA Sustainable Infrastructure Capital, Inc., 5.95%, 07/15/2033(h)	116,000	114,693
Specialty Chemicals-0.02%
Sherwin-Williams Co. (The)
4.30% 08/15/2028	58,000	57,592
4.50% 08/15/2030	16,000	15,749
5.15% 08/15/2035	2,000	1,969
		75,310
Systems Software-0.58%
Oracle Corp.
4.55% 02/04/2029	36,000	35,105
4.79% (SOFR + 1.11%), 02/04/2029(e)	27,000	26,772
4.45% 09/26/2030	6,700	6,326
4.95% 02/04/2031	882,000	842,702
5.35% 05/04/2033	16,000	15,044
5.20% 09/26/2035	2,000	1,796
5.70% 02/04/2036	2,000	1,853
5.88% 09/26/2045	3,000	2,464
5.38% 09/27/2054	2,000	1,459
5.95% 09/26/2055	1,000	795
6.70% 02/04/2056	8,500	7,503
6.85% 02/04/2066	2,350	2,070
ServiceNow, Inc.
4.25% 05/15/2028	911,000	906,409
5.05% 05/15/2033	40,000	39,457
5.40% 05/15/2036	132,000	128,980
		2,018,735
Tobacco-0.41%
B.A.T. Capital Corp. (United Kingdom)
4.63% 03/22/2033	2,000	1,929
7.08% 08/02/2053	2,000	2,166
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
4.13% 04/27/2029	$1,040,000	$1,025,278
4.00% 10/29/2030	6,000	5,798
4.63% 10/29/2035	1,000	945
4.88% 04/29/2036	417,000	399,519
		1,435,635
Trading Companies & Distributors-0.03%
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	6,000	5,845
Sumisho Air Lease Corp.
4.40% 03/24/2028(h)	52,000	51,677
4.50% 03/24/2029(h)	36,000	35,577
		93,099
Water Utilities-0.00%
American Water Capital Corp., 5.70%, 09/01/2055	2,000	1,893
Wireless Telecommunication Services-0.05%
Beacon Point DC LLC, 6.13%, 11/30/2042(h)	165,000	158,423
T-Mobile USA, Inc.
4.95% 11/15/2035	3,000	2,844
5.70% 01/15/2056	3,000	2,649
		163,916
Total U.S. Dollar Denominated Bonds & Notes (Cost $100,293,164)		98,849,385

Asset-Backed Securities-20.92%
AGL CLO 17 Ltd. (Cayman Islands), Series 2022-17A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 01/21/2035(e)(h)	3,000,000	3,001,707
ALA Trust, Series 2025-OANA, Class B, 5.52% (1 mo. Term SOFR + 1.84%), 06/15/2040(e)(h)	100,000	100,526
Angel Oak Mortgage Trust
Series 2024-10, Class A1, 5.35%, 10/25/2069(h)	287,057	286,318
Series 2024-2, Class A1, 5.99%, 01/25/2069(h)	91,098	91,217
Series 2025-2, Class A1, 5.64%, 02/25/2070(h)	1,188,999	1,190,120
Ares LIII CLO Ltd. (Cayman Islands), Series 2019-53A, Class A1R2, 4.87% (3 mo. Term SOFR + 1.09%), 10/24/2036(e)(h)	4,800,000	4,797,744
Auxilior Term Funding, Series 2026-1A, Class A3, 4.99%, 08/15/2036(h)	194,000	194,164
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2021-3A, Class AR, 4.84% (3 mo. Term SOFR + 1.06%), 07/24/2034(e)(h)	250,000	250,210
Beechwood Park CLO Ltd. (Jersey), Series 2019-1A, Class A1RR, 4.82% (3 mo. Term SOFR + 1.07%), 01/17/2035(e)(h)	1,780,000	1,781,652
Benchmark Mortgage Trust, Series 2026- V20, Class AM, 5.44%, 02/15/2059	145,000	144,924
BlackRock CLO L.P., Series 2025-2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(e)(h)	957,202	957,967
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.37%, 06/15/2044(d)(h)	$100,000	$100,297
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 02/15/2043(e)(h)	545,000	547,258
BX Trust
Series 2025-VOLT, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 12/15/2044(e)(h)	800,000	799,358
Series 2025-VOLT, Class B, 5.78% (1 mo. Term SOFR + 2.10%), 12/15/2044(e)(h)	925,000	927,134
Series 2026-OPTM, Class A, 4.88% (1 mo. Term SOFR + 1.20%), 03/15/2039(e)(h)	240,000	239,564
Carvana Auto Receivables Trust, Series 2026-P1, Class A3, 4.26%, 02/10/2031	500,000	497,052
Cedar Funding VI CLO Ltd. (Cayman Islands), Series 2016-6A, Class AR3, 4.82% (3 mo. Term SOFR + 1.09%), 04/20/2034(e)(h)	461,000	461,611
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 5.35% (3 mo. Term SOFR + 1.60%), 03/22/2035(e)(h)	261,000	261,193
CIFC Funding Ltd. (Cayman Islands), Series 2022-2A, Class A1R, 4.70% (3 mo. Term SOFR + 0.97%), 04/19/2035(e)(h)	3,000,000	2,999,448
COLT Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.42%, 05/25/2069(h)	220,779	222,528
Series 2025-3, Class A1, 5.35%, 03/25/2070(h)	215,051	214,535
Series 2025-4, Class A1, 5.79%, 04/25/2070(h)	426,520	427,992
Series 2025-8, Class A1, 5.48%, 08/25/2070(h)	105,458	105,594
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(h)	1,440,000	1,401,972
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%, 04/25/2069(h)	94,755	94,993
Series 2025-H5, Class A1, 5.51%, 07/25/2070(d)(h)	1,420,894	1,418,449
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(d)(h)	241,010	238,577
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(d)(h)	149,979	149,457
Series 2026-NQM8, Class A1, 5.58%, 07/25/2071(d)(h)	690,000	689,897
CROSS Mortgage Trust, Series 2026-NQM9, Class A1, 5.73%, 08/25/2071(d)(h)	820,000	821,936
DB Master Finance LLC
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(h)	517,400	509,874
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(h)	258,700	253,945
Dryden 98 CLO Ltd. (Cayman Islands), Series 2022-98A, Class AR, 4.75% (3 mo. Term SOFR + 1.02%), 04/20/2035(e)(h)	3,000,000	3,002,121
Ellington Financial Mortgage Trust
Series 2025-NQM5, Class A1, 5.03%, 11/25/2070(d)(h)	199,857	198,377
	Principal Amount	Value

Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(d)(h)	$411,439	$407,661
Series 2026-NQM7, Class A1, 5.60%, 07/25/2071(d)(h)	3,500,000	3,494,802
GCAT Trust, Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(h)	115,571	115,416
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/2043(d)(h)	275,000	269,204
Gordon Brothers Equipment Finance LLC, Series 2026-1A, Class A2, 5.15%, 06/20/2034(h)	550,000	550,902
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(h)	922,896	914,030
GS Mortgage-Backed Securities Trust
Series 2025-HE1, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 10/25/2055(e)(h)	1,132,746	1,137,756
Series 2025-HE2, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 12/25/2065(e)(h)	2,031,639	2,040,906
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(h)	473,123	468,231
Series 2026-DSC2, Class A1, 5.49%, 09/25/2066(h)	2,800,000	2,788,899
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(d)(h)	102,935	101,416
Series 2026-NQM3, Class A1, 5.22%, 05/25/2066(d)(h)	547,926	542,658
Series 2026-NQM5, Class A1, 5.79%, 11/25/2066(d)(h)	5,010,000	5,023,403
Hilton Grand Vacations Trust, Series 2025- 1A, Class A, 4.88%, 05/27/2042(h)	29,710	29,634
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(d)(h)	100,000	99,985
J.P. Morgan Mortgage Trust
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(h)	274,508	274,946
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(d)(h)	703,615	702,760
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(d)(h)	822,371	812,641
Series 2026-5, Class A4, 5.50%, 12/25/2056(d)(h)	1,474,380	1,467,961
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(h)	148,875	149,044
Jersey Mike’s Funding LLC, Series 2024-1A, Class A2, 5.64%, 02/15/2055(h)	74,063	74,162
Jimmy John’s Funding LLC, Series 2026-1A, Class A2, 5.69%, 04/30/2056(h)	560,000	557,274
Magnetite XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR2, 4.71% (3 mo. Term SOFR + 0.98%), 04/20/2034(e)(h)	370,000	370,254
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(h)	160,000	157,720
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(d)	1,671,000	1,662,022
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(d)(h)	$110,273	$110,479
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(d)(h)	665,829	658,477
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(d)(h)	118,347	117,600
Neuberger Berman Loan Advisers CLO 38 Ltd. (Cayman Islands), Series 2020-38A, Class AR2, 4.69% (3 mo. Term SOFR + 0.96%), 10/20/2036(e)(h)	250,000	250,165
New Residential Mortgage Loan Trust
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(h)	472,074	470,943
Series 2026-NQM8, Class A1, 5.56%, 08/25/2066(d)(h)	640,000	640,138
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(h)	240,000	237,441
OBX Trust, Series 2026-HE2, Class A1A, 4.97% (30 Day Average SOFR + 1.35%), 06/25/2056(e)(h)	1,870,893	1,875,928
OWL Rock CLO XXV LLC, Series 2026-25A, Class A, 5.13% (3 mo. Term SOFR + 1.40%), 07/22/2036(e)(h)	1,750,000	1,750,689
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-3A, Class A1, 4.70% (3 mo. Term SOFR + 0.95%), 01/15/2034(e)(h)	856,174	856,689
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(h)	860,000	860,113
RCKT Mortgage Trust
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(h)	98,581	98,545
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(h)	166,319	164,216
SCG Mortgage Trust
Series 2026-PALM, Class A, 4.90% (1 mo. Term SOFR + 1.27%), 07/15/2043(e)(h)	1,780,000	1,784,070
Series 2026-PALM, Class B, 5.13% (1 mo. Term SOFR + 1.50%), 07/15/2043(e)(h)	255,000	255,644
Series 2026-PALM, Class C, 5.33% (1 mo. Term SOFR + 1.70%), 07/09/2043(e)(h)	100,000	100,304
SHRN Trust, Series 2025-MF18, Class C, 5.38% (1 mo. Term SOFR + 1.70%), 10/15/2040(e)(h)	500,000	501,556
SoFi Consumer Loan Program
Series 2026-3, Class A, 4.46%, 06/25/2035(h)	1,780,000	1,780,245
Series 2026-3, Class B, 4.85%, 06/25/2035(h)	690,000	688,948
Series 2026-3, Class C, 5.09%, 06/25/2035(h)	870,000	867,041
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(h)	611,542	608,443
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(h)	760,000	744,825
Symphony CLO XXIV Ltd. (Cayman Islands), Series 2020-24A, Class A1R, 4.88% (3 mo. Term SOFR + 1.13%), 10/23/2035(e)(h)	200,000	200,261
	Principal Amount	Value

Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.73% (3 mo. Term SOFR + 1.00%), 04/20/2034(e)(h)	$816,421	$816,864
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(h)	700,000	675,756
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(h)	230,000	223,153
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.06%, 07/13/2044(d)(h)	50,000	49,120
Series 2025-AZ, Class B, 5.30%, 07/13/2044(d)(h)	150,000	146,657
Voya CLO Ltd. (Cayman Islands), Series 2021-1A, Class AR, 4.75% (3 mo. Term SOFR + 1.00%), 07/15/2034(e)(h)	350,000	350,389
Wells Fargo Commercial Mortgage Trust, Series 2026-C66, Class A5, 5.65%, 04/15/2059	110,000	112,281
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(d)(h)	150,000	149,092
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.80% (3 mo. Term SOFR + 1.07%), 01/20/2035(e)(h)	300,000	300,099
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(h)	650,000	655,022
Total Asset-Backed Securities (Cost $72,971,356)		72,694,591

Agency Credit Risk Transfer Notes-0.11%
Freddie Mac, Series 2025-DNA4, Class A1, STACR®, 4.52% (30 Day Average SOFR + 0.90%), 10/25/2045(e)(h)(k) (Cost $364,375)	364,375	364,554
	Shares
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(l)(m) (Cost $1,186,988)	1,186,988	1,186,988
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-121.79% (Cost $428,010,415)		423,253,097
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.76%
Invesco Private Government Fund, 3.69%(l)(m)(n)	733,620	733,620
Invesco Private Prime Fund, 3.82%(l)(m)(n)	1,905,845	1,906,036
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,639,611)		2,639,656
TOTAL INVESTMENTS IN SECURITIES-122.55% (Cost $430,650,026)		425,892,753
OTHER ASSETS LESS LIABILITIES-(22.55)%		(78,378,456)
NET ASSETS-100.00%		$347,514,297
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
Ctfs.	-Certificates
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(d)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	All or a portion of this security was out on loan at July 31, 2026.
(h)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $109,264,970, which represented 31.44% of the Fund’s Net Assets.

(i)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(j)	Perpetual bond with no specified maturity date.
(k)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,553,401	$283,957,618	$(318,324,031)	$-	$-	$1,186,988	$397,999
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	459,793	4,638,939	(4,365,112)	-	-	733,620	11,755 *
Invesco Private Prime Fund	1,314,677	9,555,680	(8,964,272)	67	(116)	1,906,036	18,265 *
Total	$37,327,871	$298,152,237	$(331,653,415)	$67	$(116)	$3,826,644	$428,019

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	29	September-2026	$3,132,000	$(21,073)	$(21,073)
U.S. Treasury 2 Year Notes	32	September-2026	6,579,500	(6,843)	(6,843)
U.S. Treasury Ultra Bonds	26	September-2026	2,851,875	(66,953)	(66,953)
Subtotal—Long Futures Contracts				(94,869)	(94,869)
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2026
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	54	September-2026	$(5,923,969)	$68,730	$68,730
U.S. Treasury 5 Year Notes	247	September-2026	(26,176,211)	131,162	131,162
U.S. Treasury Long Bonds	29	September-2026	(3,141,062)	69,540	69,540
Subtotal—Short Futures Contracts				269,432	269,432
Total Futures Contracts				$174,563	$174,563
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Diversified Dividend Opportunities ETF (DVVY)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.09%
Communication Services-6.42%
Alphabet, Inc., Class A	212	$75,500
AT&T, Inc.	1,267	29,458
Meta Platforms, Inc., Class A	68	37,856
Verizon Communications, Inc.	671	31,409
		174,223
Consumer Discretionary-5.70%
Lowe’s Cos., Inc.	238	49,459
Marriott International, Inc., Class A	70	26,098
McDonald’s Corp.	184	49,798
Yum! Brands, Inc.	191	29,276
		154,631
Consumer Staples-7.81%
Colgate-Palmolive Co.	319	29,125
Mondelez International, Inc., Class A	753	46,919
PepsiCo, Inc.	217	30,284
Philip Morris International, Inc. (Switzerland)	312	59,536
Walmart, Inc.	413	45,926
		211,790
Energy-7.37%
Chevron Corp.	285	56,097
ConocoPhillips	371	44,698
Devon Energy Corp.	614	27,710
SLB Ltd.	561	27,820
Williams Cos., Inc. (The)	612	43,782
		200,107
Financials-18.04%
Bank of America Corp.	1,462	90,571
Capital One Financial Corp.	181	37,831
Citigroup, Inc.	394	52,185
CME Group, Inc., Class A	191	51,148
Fifth Third Bancorp	440	24,860
Hartford Insurance Group, Inc. (The)	222	31,504
JPMorgan Chase & Co.	360	126,645
Marsh & McLennan Cos., Inc.	144	27,315
Morgan Stanley	226	47,555
		489,614
Health Care-13.76%
Abbott Laboratories	389	41,117
Becton, Dickinson and Co.	242	40,080
Cardinal Health, Inc.	120	27,604
CVS Health Corp.	415	43,339
Danaher Corp.	250	48,745
Eli Lilly and Co.	23	26,423
Medtronic PLC	305	26,044
Merck & Co., Inc.	521	67,834
UnitedHealth Group, Inc.	126	52,214
		373,400
	Shares	Value
Industrials-12.04%
Deere & Co.	63	$37,338
Eaton Corp. PLC	135	56,052
Honeywell Aerospace, Inc.(b)	153	31,631
Honeywell International, Inc.	122	29,652
Johnson Controls International PLC	305	44,731
Northrop Grumman Corp.	68	36,889
RTX Corp.	276	59,401
Xylem, Inc.	264	30,880
		326,574
Information Technology-16.54%
Apple, Inc.	170	52,515
Broadcom, Inc.	106	41,264
Cisco Systems, Inc.	533	61,823
Corning, Inc.	68	9,401
International Business Machines Corp.	161	36,007
Lam Research Corp.	83	24,320
Microsoft Corp.	301	139,881
NVIDIA Corp.	200	40,150
Texas Instruments, Inc.	158	43,567
		448,928
Materials-3.07%
CRH PLC	266	25,273
Linde PLC	121	57,884
		83,157
Real Estate-3.49%
American Tower Corp.	251	43,514
Prologis, Inc.	353	51,047
		94,561
Utilities-4.85%
Atmos Energy Corp.	203	35,074
Entergy Corp.	507	54,563
PPL Corp.	1,193	42,006
		131,643
Total Common Stocks & Other Equity Interests (Cost $2,524,625)		2,688,628
Money Market Funds-0.86%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $23,372)	23,372	23,372
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $2,547,997)		2,712,000
OTHER ASSETS LESS LIABILITIES-0.05%		1,481
NET ASSETS-100.00%		$2,713,481

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Opportunities ETF (DVVY)—(continued)
July 31, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$73,965	$(50,593)	$-	$-	$23,372	$198

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Flexible Income ETF (FLXI)
July 31, 2026
(Unaudited)

	Principal Amount		Value
Asset-Backed Securities-36.81%
Angel Oak Mortgage Trust, Series 2026-2, Class A3, 5.20%, 02/25/2071(b)		$322,873	$318,695
Braccan Mortgage Funding PLC (United Kingdom), Series 2025-2X, Class B, 4.85% (SONIA + 1.10%), 01/17/2068(b)(c)	GBP	140,000	188,727
BRAVO Residential Funding Trust, Series 2026-NQM1, Class A3, 5.21%, 12/25/2065(b)		$279,239	275,762
East One PLC (United Kingdom)
Series 2025-1, Class B, 5.14% (SONIA + 1.40%), 02/25/2058(b)(c)	GBP	139,999	189,133
Series 2025-1, Class C, 5.64% (SONIA + 1.90%), 02/25/2058(b)(c)	GBP	139,999	190,045
Series 2025-1, Class D, 5.99% (SONIA + 2.25%), 02/25/2058(b)(c)	GBP	139,999	189,523
Series 2025-1, Class E, 6.97% (SONIA + 3.23%), 02/25/2058(b)(c)	GBP	124,999	169,284
Eurohome UK Mortgages PLC (United Kingdom)
Series 2007-1, Class M1, 4.17% (SONIA + 0.42%), 06/15/2044(b)(c)	GBP	140,000	187,442
Series 2007-1, Class M2, 4.37% (SONIA + 0.62%), 06/15/2044(b)(c)	GBP	140,000	185,949
Series 2007-2, Class B1, 5.27% (SONIA + 1.52%), 09/15/2044(b)(c)	GBP	140,000	187,655
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18%, 09/25/2055(b)		$266,911	264,998
Series 2025-HE1, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)		267,879	269,064
Series 2026-NQM4, Class A3, 5.82%, 06/25/2066(b)		213,407	212,666
Harvest Funding PLC (United Kingdom), Series 1A, Class C, 0.00% (SONIA + 1.70%), 11/15/2069(b)(c)(d)	GBP	150,000	201,688
Lightpath Fiber Issuer LLC, Series 2026- 1A, Class B, 5.89%, 03/25/2056(b)		$200,000	196,232
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-1, Class A3, 5.50%, 04/25/2056(b)(e)		276,909	275,734
Paragon Mortgages (No. 12) PLC (United Kingdom), Series B1B, 2.76% (3 mo. EURIBOR + 0.48%), 11/15/2038(b)(c)	EUR	141,405	158,730
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)		$340,000	340,045
RCKT Mortgage Trust, Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)		404,559	399,445
RMAC Securities No. 1 PLC (United Kingdom)
Series 2006-NS4X, Class B1C, 3.25% (3 mo. EURIBOR + 0.85%), 06/12/2044(b)(c)	EUR	112,584	122,030
Series 2007-NS1X, Class B1, 3.60% (3 mo. EURIBOR + 1.20%), 06/12/2044(b)(c)	EUR	131,014	141,628
Structured Agency Credit Risk, Series 2026-DNA1, Class M2, STACR, 4.92% (30 Day Average SOFR + 1.30%), 02/25/2046(b)(c)(f)		$275,000	275,700
	Principal Amount	Value
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	$245,625	$247,185
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	150,000	145,535
Total Asset-Backed Securities (Cost $5,389,199)		5,332,895
U.S. Dollar Denominated Bonds & Notes-24.95%
Automobile Manufacturers-1.37%
Ford Motor Credit Co. LLC, 4.13%, 08/17/2027	200,000	198,487
Automotive Parts & Equipment-1.40%
United Rentals (North America), Inc., 6.00%, 12/15/2029(b)	200,000	202,320
Cargo Ground Transportation-2.75%
Fedex Freight Holding Co., Inc., 4.65%, 03/15/2031(b)	200,000	194,798
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	200,000	204,316
		399,114
Coal & Consumable Fuels-1.46%
Promigas S.A. ESP/Gases del Pacifico SAC (Colombia), 7.75%, 06/24/2056(b)(g)	207,000	211,285
Consumer Electronics-1.37%
Telecommunications Co. Telekom Srbija AD Belgrade (Serbia), 7.00%, 10/28/2029(b)	200,000	199,357
Consumer Finance-1.38%
Muthoot Finance Ltd. (India), 6.38%, 04/23/2029(b)	200,000	199,722
Diversified Banks-1.29%
HSBC Holdings PLC (United Kingdom), 4.60%(g)(h)	200,000	186,882
Diversified Capital Markets-1.40%
UBS Group AG (Switzerland), 7.00%(b)(g)(h)	200,000	202,446
Electric Utilities-2.77%
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056(g)	200,000	196,533
Pacific Gas and Electric Co., 5.90%, 06/15/2032	200,000	205,033
		401,566
Integrated Oil & Gas-1.35%
BP Capital Markets PLC, 4.88%(g)(h)	200,000	195,517
Integrated Telecommunication Services-2.90%
Bell Canada (Canada), 6.88%, 09/15/2055(g)	200,000	201,807
Verizon Communications, Inc., 6.20%, 05/14/2056(g)	223,000	218,344
		420,151
Multi-Utilities-1.37%
Sempra, 4.13%, 04/01/2052(g)	200,000	198,574
Oil & Gas Storage & Transportation-2.76%
Enbridge, Inc. (Canada), Series 20-A, Conv., 5.75%, 07/15/2080(g)	200,000	199,794
Enterprise Products Operating LLC, 5.38%, 02/15/2078(g)	200,000	199,814
		399,608
See accompanying notes which are an integral part of this schedule.

Invesco Flexible Income ETF (FLXI)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
Steel-1.38%
Vale Overseas Ltd. (Brazil), 6.00%, 02/25/2056(b)(g)		$200,000	$199,680
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,670,894)			3,614,709
U.S. Government Sponsored Agency Mortgage-Backed Securities-18.07%
Federal Home Loan Mortgage Corp. (FHLMC)-3.61%
4.50%, 12/01/2054		550,797	523,309
Federal National Mortgage Association (FNMA)-14.46%
4.50%, 07/01/2052 to 02/01/2056		2,219,483	2,094,897
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $2,751,702)			2,618,206
Non-U.S. Dollar Denominated Bonds & Notes-11.70%
Diversified Banks-6.95%
Barclays PLC (United Kingdom), 8.50%, (g)(h)	GBP	200,000	285,525
BNP Paribas S.A. (France), 6.88%, (b)(g)(h)	EUR	200,000	244,863
BPCE S.A. (France), 5.13%, 01/25/2035(b)(g)	EUR	200,000	238,023
KBC Group N.V. (Belgium), 6.00%, (b)(g)(h)	EUR	200,000	238,163
			1,006,574
Sovereign Debt-4.75%
Republic of South Africa Government Bond (South Africa), Series 2048, 8.75%, 02/28/2048	ZAR	12,000,000	688,461
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,803,894)			1,695,035
	Principal Amount	Value
U.S. Treasury Securities-3.57%
U.S. Treasury Bills-3.57%(i)
3.64%–3.70%, 09/17/2026(j) (Cost $516,509)	$519,000	$516,632

Agency Credit Risk Transfer Notes-2.07%
Fannie Mae Connecticut Avenue Securities, Series 2026-R01, Class 2M2, 4.97% (30 Day Average SOFR + 1.35%), 01/25/2046(b)(c)(k) (Cost $300,154)	300,000	299,768
	Shares
Options Purchased-0.07%
(Cost $35,198)†		10,531
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(l)(m) (Cost $27,261)	27,261	27,261
TOTAL INVESTMENTS IN SECURITIES-97.43% (Cost $14,494,811)		14,115,037
OTHER ASSETS LESS LIABILITIES-2.57%		371,874
NET ASSETS-100.00%		$14,486,911
See accompanying notes which are an integral part of this schedule.

Invesco Flexible Income ETF (FLXI)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
EUR	-Euro
EURIBOR	-Euro Interbank Offered Rate
GBP	-British Pound Sterling
SOFR	-Secured Overnight Financing Rate
SONIA	-Sterling Overnight Index Average
STACR	-Structured Agency Credit Risk
ZAR	-South African Rand

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $7,967,636, which represented 55.00% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(d)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(e)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(f)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(k)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,395,198	$(8,367,987)	$-	$50	$27,261	$8,904

(m)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
†	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Bank of America, N.A.	10/12/2026	USD	1	USD	175,000	$1,719
Subtotal — Foreign Currency Call Options Purchased								1,719
Currency Risk
USD versus BRL	Put	Bank of America, N.A.	09/30/2026	BRL	5	BRL	100,000	4,293
EUR versus NOK	Put	Goldman Sachs International	11/13/2026	NOK	10	NOK	50,000	1,489
USD versus JPY	Put	Goldman Sachs International	02/05/2027	JPY	140	JPY	40,000	1,499
Subtotal — Foreign Currency Put Options Purchased								7,281
Total Foreign Currency Options Purchased								$9,000

See accompanying notes which are an integral part of this schedule.

Invesco Flexible Income ETF (FLXI)—(continued)
July 31, 2026
(Unaudited)
Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus NOK	Call	Goldman Sachs International	11/13/2026	NOK	11	NOK	500,000	$(5,035)

Open Over-The-Counter Credit Default Swaptions Purchased
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	60%	Markit CDX North America High Yield Index, Series 46, Version 1	5	Quarterly	09/16/2026	0.529%	USD	2,000,000	$1,531
Subtotal — Interest Rate Put Swaptions Purchased										1,531
Total Credit Default Swaptions Purchased										$1,531

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Put	375.00%	Markit iTraxx Europe Crossover Index, Series 45, Version 1	(5.00)%	Quarterly	08/19/2026	2.613%	$(8,126)	EUR	(2,000,000)	$(368)	$7,758
Goldman Sachs International	Put	105.00	Markit CDX North America High Yield Index, Series 46, Version 2	(5.00)	Quarterly	09/16/2026	3.115	(6,504)	USD	(1,000,000)	(2,532)	3,972
Goldman Sachs International	Put	312.50	Markit iTraxx Europe Crossover Index, Series 45, Version 1	(5.00)	Quarterly	09/16/2026	2.613	(5,586)	EUR	(1,000,000)	(3,353)	2,233
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 45, Version 1	(5.00)	Quarterly	12/16/2026	2.613	$(10,395)	EUR	(1,250,000)	$(10,995)	$(600)
Total Credit Default Swaptions Written								$(30,611)			$(17,248)	$13,363

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	4%	Receive	SOFR	Annually	12/15/2026	USD	(4,000,000)	$7,041
2 Year Interest Rate Swap	Call	Goldman Sachs International	4	Receive	SOFR	Annually	12/14/2026	USD	(8,000,000)	526
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3	Receive	6 Month EURIBOR	Semi-Annually	01/22/2027	EUR	(620,000)	1,026
Subtotal—Interest Rate Call Swaptions Written										8,593
Interest Rate Risk
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3	Pay	6 Month EURIBOR	Semi-Annually	09/03/2026	EUR	(12,000,000)	(15,179)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4	Pay	SOFR	Annually	12/09/2026	USD	(24,000,000)	(13,932)
See accompanying notes which are an integral part of this schedule.

Invesco Flexible Income ETF (FLXI)—(continued)
July 31, 2026
(Unaudited)
Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3%	Pay	6 Month EURIBOR	Semi-Annually	12/21/2026	EUR	(4,180,000)	$(2,287)
Subtotal—Interest Rate Put Swaptions Written										(31,398)
Total Interest Rate Swaptions Written										$(22,805)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 45, Version 1	Buy	(5.00)%	Quarterly	06/20/2031	2.613%	EUR 750,000	$(77,370)	$(90,700)	$(13,330)
Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	1.810	EUR 1,000,000	167,838	156,378	(11,460)
Subtotal Depreciation							90,468	65,678	(24,790)
Total Credit Default Swap Agreements							$90,468	$65,678	$(24,790)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
9/16/2026	Morgan Stanley Bank, N.A.	EUR	1,020,884	USD	1,194,732	$17,894
9/16/2026	Morgan Stanley Bank, N.A.	GBP	1,477,603	USD	1,990,349	1,907
9/16/2026	Morgan Stanley Bank, N.A.	ZAR	7,244,910	USD	442,864	6,792
Subtotal—Appreciation						26,593
Currency Risk
9/16/2026	Bank of America, N.A.	USD	533,250	EUR	460,000	(2,979)
9/16/2026	Morgan Stanley Bank, N.A.	USD	351,088	EUR	300,000	(5,258)
Subtotal—Depreciation						(8,237)
Total Forward Foreign Currency Contracts						$18,356

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3M JIBAR	Quarterly	8.15%	Quarterly	06/17/2036	ZAR	12,000,000	$-	$3	$3
Pay	BZDIOVR	Annually	14.17%	Annually	01/02/2029	BRL	17,635,991	-	10,221	10,221
Receive	SOFR	Annually	4.26%	Annually	07/06/2056	USD	950,000	-	40,376	40,376
Subtotal — Appreciation								-	50,600	50,600
Interest Rate Risk
Pay	6M BBR BBSW	Semi Annually	4.96%	Semi Annually	07/15/2036	AUD	1,300,000	(34)	(7,495)	(7,461)
Subtotal — Depreciation								(34)	(7,495)	(7,461)
Total Centrally Cleared Interest Rate Swap Agreements								$(34)	$43,139	$43,139

See accompanying notes which are an integral part of this schedule.

Invesco Flexible Income ETF (FLXI)—(continued)
July 31, 2026
(Unaudited)
Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVR	—Brazil Ceptip DI Interbank Deposit Rate
EUR	—Euro
GBP	—British Pound Sterling
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
NOK	—Norwegian Krone
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Equity Net Zero ETF (IQSZ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Aerospace & Defense-0.24%
Howmet Aerospace, Inc.	1,501	$423,672
Agricultural & Farm Machinery-0.07%
Kubota Corp. (Japan)	6,722	113,956
Agricultural Products & Services-0.22%
Archer-Daniels-Midland Co.	4,810	381,289
Air Freight & Logistics-0.90%
Deutsche Post AG (Germany)	7,493	499,418
FedEx Corp.	1,380	424,212
JD Logistics, Inc. (China)(b)(c)	96,862	185,756
Nippon Express Holdings, Inc., Class H (Japan)	7,409	244,336
United Parcel Service, Inc., Class B	2,091	217,924
		1,571,646
Airport Services-0.10%
Aena S.M.E. S.A. (Spain)(b)	5,575	171,478
Aluminum-0.18%
Hindalco Industries Ltd., GDR (India)(b)	19,489	199,601
Norsk Hydro ASA (Norway)	12,973	119,579
		319,180
Apparel Retail-1.15%
Fast Retailing Co. Ltd. (Japan)	510	249,543
Industria de Diseno Textil S.A. (Spain)	5,994	390,308
Ross Stores, Inc.	2,238	561,895
TJX Cos., Inc. (The)	5,067	797,242
		1,998,988
Apparel, Accessories & Luxury Goods-0.80%
Burberry Group PLC (United Kingdom)(c)	7,962	128,144
Kering S.A. (France)	528	173,886
LVMH Moet Hennessy Louis Vuitton SE (France)	510	279,428
Moncler S.p.A. (Italy)	1,838	104,308
Ralph Lauren Corp.	705	268,140
Tapestry, Inc.	2,939	447,815
		1,401,721
Application Software-1.27%
Adobe, Inc.(c)	1,717	429,954
Autodesk, Inc.(c)	816	191,107
DocuSign, Inc.(c)	3,248	178,088
Intuit, Inc.	508	160,564
Palantir Technologies, Inc., Class A(c)	3,637	447,569
Salesforce, Inc.	1,871	344,302
Synopsys, Inc.(c)	217	84,361
Temenos AG (Switzerland)	1,416	117,702
Zoom Communications, Inc., Class A(c)	2,791	268,131
		2,221,778
Asset Management & Custody Banks-1.27%
Ameriprise Financial, Inc.	288	157,202
Bank of New York Mellon Corp. (The)	5,404	844,807
Brookfield Corp. (Canada)	3,241	137,648
Northern Trust Corp.	2,292	417,579
State Street Corp.	3,536	651,190
		2,208,426
Automobile Manufacturers-1.46%
Ford Motor Co.	14,617	214,578
Geely Automobile Holdings Ltd. (China)	43,264	109,601
General Motors Co.	3,714	330,026
Kia Corp. (South Korea)	1,495	134,789
	Shares	Value
Automobile Manufacturers-(continued)
Mahindra & Mahindra Ltd., GDR (India)(b)	3,119	$109,941
Tesla, Inc.(c)	4,932	1,534,888
Toyota Motor Corp. (Japan)	5,672	107,260
		2,541,083
Automotive Parts & Equipment-0.10%
Aptiv PLC(c)	1,605	90,635
Sumitomo Electric Industries Ltd. (Japan)	6,518	86,201
		176,836
Automotive Retail-0.07%
O’Reilly Automotive, Inc., Class R(c)	1,379	123,214
Biotechnology-1.28%
AbbVie, Inc.	3,471	871,013
Amgen, Inc.	1,481	570,422
Biogen, Inc.(c)	1,048	212,691
Gilead Sciences, Inc.	2,600	338,546
Incyte Corp.(c)	2,052	245,255
		2,237,927
Brewers-0.54%
Ambev S.A. (Brazil)	63,300	199,220
Anheuser-Busch InBev S.A./N.V. (Belgium)	4,522	391,868
Heineken N.V. (Netherlands)	2,188	197,656
Kirin Holdings Co. Ltd. (Japan)	8,658	160,050
		948,794
Broadline Retail-3.31%
Alibaba Group Holding Ltd. (China)	20,072	305,796
Amazon.com, Inc.(c)	17,431	4,733,911
eBay, Inc.	2,182	248,770
Naspers Ltd. (South Africa)	2,703	141,765
Prosus N.V. (Netherlands)(c)	3,054	141,608
Wesfarmers Ltd. (Australia)	3,302	206,440
		5,778,290
Building Products-0.55%
Allegion PLC	1,482	233,267
Johnson Controls International PLC	2,830	415,048
Trane Technologies PLC	688	313,005
		961,320
Cargo Ground Transportation-0.05%
FedEx Freight Holding Co., Inc.(c)	683	95,982
Commercial Printing-0.06%
Dai Nippon Printing Co. Ltd. (Japan)	5,806	105,196
Commodity Chemicals-0.12%
Dow, Inc.	3,357	101,683
LyondellBasell Industries N.V., Class A	1,734	107,647
		209,330
Communications Equipment-1.43%
Accton Technology Corp. (Taiwan)	3,000	194,451
Arista Networks, Inc.(c)	2,653	478,469
Ciena Corp.(c)	635	239,427
Cisco Systems, Inc.	8,749	1,014,796
Lumentum Holdings, Inc.(c)	131	93,526
Motorola Solutions, Inc.	492	214,389
Nokia OYJ (Finland)	12,830	118,319
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	15,052	147,786
		2,501,163
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Computer & Electronics Retail-0.14%
Best Buy Co., Inc.	2,800	$241,528
Construction & Engineering-1.30%
ACS Actividades de Construccion y Servicios S.A. (Spain)	2,598	330,423
Bouygues S.A. (France)	7,212	405,335
Eiffage S.A. (France)	1,965	278,655
EMCOR Group, Inc.	289	230,457
Ferrovial N.V.	2,060	134,638
HOCHTIEF AG (Germany)	338	172,843
Vinci S.A. (France)	4,410	621,257
WSP Global, Inc. (Canada)	778	94,984
		2,268,592
Construction Machinery & Heavy Transportation Equipment-0.67%
Cummins, Inc.	735	466,137
Epiroc AB, Class A (Sweden)	4,166	106,603
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)	408	108,349
Knorr-Bremse AG (Germany)	1,023	121,397
Metso OYJ (Finland)	6,157	114,988
Volvo AB, Class B (Sweden)	3,337	127,408
Weichai Power Co. Ltd., H Shares (China)	29,119	121,765
		1,166,647
Construction Materials-0.08%
CRH PLC	1,538	146,125
Consumer Electronics-0.22%
Panasonic Holdings Corp. (Japan)	3,981	105,188
Sony Group Corp. (Japan)	11,700	273,210
		378,398
Consumer Finance-0.21%
American Express Co.	1,090	366,513
Consumer Staples Merchandise Retail-0.74%
Dollar Tree, Inc.(c)	2,157	274,392
Target Corp.	1,575	227,572
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	29,667	85,921
Walmart, Inc.	6,285	698,892
		1,286,777
Copper-0.18%
Freeport-McMoRan, Inc.	1,807	113,172
Southern Copper Corp. (Mexico)	1,059	193,490
		306,662
Data Processing & Outsourced Services-0.17%
Broadridge Financial Solutions, Inc.	768	118,234
SS&C Technologies Holdings, Inc.	2,404	185,228
		303,462
Diversified Banks-9.27%
Absa Group Ltd. (South Africa)	9,817	135,061
AIB Group PLC (Ireland)	17,004	201,783
ANZ Group Holdings Ltd. (Australia)	10,424	271,929
Banco Bradesco S.A., Preference Shares (Brazil)	27,200	98,668
Banco Santander S.A. (Spain)(d)	40,464	574,193
Bank of America Corp.	16,684	1,033,574
Bank of China Ltd., H Shares (China)	157,826	110,727
Bank of Nova Scotia (The) (Canada)	2,454	215,111
Bank Polska Kasa Opieki S.A. (Poland)	1,754	115,375
Barclays PLC (United Kingdom)	26,096	179,106
BNP Paribas S.A. (France)	1,062	134,643
	Shares	Value
Diversified Banks-(continued)
BOC Hong Kong (Holdings) Ltd. (China)	14,999	$99,755
CaixaBank S.A. (Spain)	9,259	134,196
Canadian Imperial Bank of Commerce (Canada)	4,723	559,010
Citigroup, Inc.	7,207	954,567
Commonwealth Bank of Australia (Australia)(d)	1,533	191,278
CTBC Financial Holding Co. Ltd. (Taiwan)	61,297	122,345
Danske Bank A/S (Denmark)	10,012	574,879
DNB Bank ASA (Norway)	4,047	130,216
E.Sun Financial Holding Co. Ltd. (Taiwan)	99,573	118,762
First Abu Dhabi Bank PJSC (United Arab Emirates)	20,463	107,783
First Financial Holding Co. Ltd. (Taiwan)	156,128	177,371
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	15,176	175,443
Hana Financial Group, Inc. (South Korea)	1,562	135,018
HDFC Bank Ltd., ADR (India)	10,090	241,454
HSBC Holdings PLC (United Kingdom)	38,392	816,356
ICICI Bank Ltd., ADR (India)	3,603	108,054
Industrial & Commercial Bank of China Ltd., H Shares (China)	279,074	266,986
ING Groep N.V. (Netherlands)	13,367	468,678
Itau Unibanco Holding S.A., Preference Shares (Brazil)	10,900	92,016
JPMorgan Chase & Co.	3,931	1,382,887
Jyske Bank A/S (Denmark)	2,110	334,150
KB Financial Group, Inc. (South Korea)	2,112	247,182
Lloyds Banking Group PLC (United Kingdom)	151,297	233,500
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,244	184,003
Mizuho Financial Group, Inc. (Japan)	3,339	172,977
NatWest Group PLC (United Kingdom)	15,299	144,096
Nordea Bank Abp (Finland)	21,459	432,134
Royal Bank of Canada (Canada)(d)	1,527	319,376
Shinhan Financial Group Co. Ltd. (South Korea)	3,459	240,124
Societe Generale S.A. (France)	1,257	117,887
Standard Bank Group Ltd. (South Africa)	14,912	296,390
Standard Chartered PLC (United Kingdom)	5,219	154,084
State Bank of India, GDR (India)(b)(d)	2,448	266,709
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,472	149,076
Sumitomo Mitsui Trust Group, Inc. (Japan)	26,412	271,382
Toronto-Dominion Bank (The) (Canada)	11,259	1,348,656
U.S. Bancorp	11,063	697,080
UniCredit S.p.A. (Italy)	1,401	131,833
Wells Fargo & Co.	4,620	399,399
Westpac Banking Corp. (Australia)	4,039	106,905
		16,174,167
Diversified Capital Markets-0.29%
Macquarie Group Ltd. (Australia)	1,199	212,452
UBS Group AG (Switzerland)	5,704	301,276
		513,728
Diversified Chemicals-0.14%
Mitsubishi Chemical Group Corp. (Japan)	17,895	131,587
Sumitomo Chemical Co. Ltd. (Japan)	32,898	106,372
		237,959
Diversified Financial Services-0.17%
ORIX Corp. (Japan)	4,482	180,754
Yuanta Financial Holding Co. Ltd. (Taiwan)	58,000	120,999
		301,753
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Diversified Metals & Mining-0.88%
Anglo American PLC (South Africa)	3,088	$156,087
BHP Group Ltd. (Australia)	13,377	562,807
Glencore PLC (Australia)(c)	32,022	235,503
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	22,175	265,480
Rio Tinto PLC (Australia)	1,807	175,325
Teck Resources Ltd., Class B (Canada)	2,342	140,836
		1,536,038
Diversified Real Estate Activities-0.07%
Mitsubishi Estate Co. Ltd. (Japan)	5,194	126,001
Diversified Support Services-0.17%
ISS A/S (Denmark)	6,605	292,078
Electric Utilities-1.43%
Acciona S.A. (Spain)	501	137,487
American Electric Power Co., Inc.	2,284	292,009
Axia Energia S.A. (Brazil)	9,600	99,805
CLP Holdings Ltd. (Hong Kong)	13,750	136,721
Edison International	8,012	587,841
Endesa S.A. (Spain)	4,556	221,354
Enel S.p.A. (Italy)	26,760	301,530
Eversource Energy	3,880	277,769
Exelon Corp.	4,682	214,529
SSE PLC (United Kingdom)	3,899	123,000
Tenaga Nasional Bhd. (Malaysia)	30,300	108,246
		2,500,291
Electrical Components & Equipment-1.26%
ABB Ltd. (Switzerland)	5,054	498,252
Acuity, Inc.	379	124,460
Eaton Corp. PLC	391	162,343
Emerson Electric Co.	2,015	301,887
Prysmian S.p.A. (Italy)	942	129,697
Regal Rexnord Corp.	551	113,082
Rockwell Automation, Inc.	922	442,634
Schneider Electric SE (France)	951	318,802
WEG S.A. (Brazil)	11,100	103,121
		2,194,278
Electronic Components-0.70%
Coherent Corp.(c)	320	84,125
Delta Electronics (Thailand) PCL, Foreign Shares (Thailand)	12,834	105,083
Delta Electronics, Inc. (Taiwan)	4,340	213,518
Elite Material Co. Ltd. (Taiwan)	1,000	143,553
Ibiden Co. Ltd. (Japan)	814	81,373
Kyocera Corp. (Japan)	5,602	127,667
Murata Manufacturing Co. Ltd. (Japan)	4,482	204,066
Samsung Electro-Mechanics Co. Ltd. (South Korea)	118	90,169
TDK Corp. (Japan)	6,926	133,076
Yageo Corp. (Taiwan)	3,000	45,154
		1,227,784
Electronic Equipment & Instruments-0.48%
Chroma ATE, Inc. (Taiwan)	2,000	125,652
Halma PLC (United Kingdom)	3,991	190,396
Keyence Corp. (Japan)	306	153,370
Keysight Technologies, Inc.(c)	1,143	364,708
		834,126
Electronic Manufacturing Services-0.34%
Flex Ltd.(c)	1,364	155,155
	Shares	Value
Electronic Manufacturing Services-(continued)
Hon Hai Precision Industry Co. Ltd. (Taiwan)	33,779	$257,970
Jabil, Inc.	595	187,455
		600,580
Fertilizers & Agricultural Chemicals-0.42%
CF Industries Holdings, Inc.	1,453	181,901
Corteva, Inc.	4,205	330,976
UPL Ltd., GDR (India)	6,381	89,009
Yara International ASA (Brazil)	2,602	122,654
		724,540
Financial Exchanges & Data-0.34%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	54,200	167,807
Nasdaq, Inc.	2,665	251,016
S&P Global, Inc.	411	169,303
		588,126
Food Retail-0.40%
George Weston Ltd. (Canada)	1,400	104,557
Koninklijke Ahold Delhaize N.V. (Netherlands)	9,096	358,982
Seven & i Holdings Co. Ltd. (Japan)	7,842	103,908
Woolworths Group Ltd. (Australia)	4,633	129,048
		696,495
Footwear-0.06%
Asics Corp. (Japan)	3,838	113,076
Gold-0.61%
Agnico Eagle Mines Ltd. (Canada)	2,277	330,338
Franco-Nevada Corp. (Canada)	421	89,503
Newmont Corp.	4,098	384,024
OceanaGold Corp. (Australia)	5,976	143,985
Wheaton Precious Metals Corp. (Canada)	1,139	123,801
		1,071,651
Health Care Distributors-0.18%
Cardinal Health, Inc.	1,335	307,090
Health Care Equipment-0.48%
Becton, Dickinson and Co.	858	142,102
Edwards Lifesciences Corp.(c)	1,209	104,059
Intuitive Surgical, Inc.(c)	554	195,745
Koninklijke Philips N.V. (Netherlands)	4,271	112,278
Medtronic PLC	2,158	184,271
Smith & Nephew PLC (United Kingdom)	5,904	92,219
		830,674
Health Care Facilities-0.17%
Rede D’Or Sao Luiz S.A. (Brazil)(b)	13,948	95,098
Universal Health Services, Inc., Class B	1,206	203,138
		298,236
Health Care Services-0.25%
Cigna Group (The)	505	140,920
CVS Health Corp.	2,905	303,369
		444,289
Health Care Supplies-0.06%
Hoya Corp. (Japan)	712	108,795
Heavy Electrical Equipment-0.66%
GE Vernova, Inc.	471	466,427
HD Hyundai Electric Co. Ltd. (South Korea)	155	71,676
Mitsubishi Electric Corp. (Japan)	4,801	172,817
Siemens Energy AG, Class A (Germany)	1,225	208,811
Vestas Wind Systems A/S (Denmark)	8,820	236,873
		1,156,604
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Highways & Railtracks-0.08%
Getlink SE (France)	6,400	$136,222
Home Improvement Retail-0.35%
Kingfisher PLC (United Kingdom)	24,268	101,094
Lowe’s Cos., Inc.	2,484	516,200
		617,294
Homefurnishing Retail-0.20%
Williams-Sonoma, Inc.	1,501	343,219
Hotel & Resort REITs-0.38%
Host Hotels & Resorts, Inc.	26,360	662,427
Hotels, Resorts & Cruise Lines-1.32%
Airbnb, Inc., Class A(c)	2,175	329,556
Booking Holdings, Inc.	2,657	512,535
Carnival Corp. Ltd.	8,286	230,434
Expedia Group, Inc.	2,103	619,838
H World Group Ltd., ADR (China)	2,175	92,851
Marriott International, Inc., Class A	1,024	381,778
Royal Caribbean Cruises Ltd.	411	130,821
		2,297,813
Household Products-0.48%
Colgate-Palmolive Co.	3,615	330,050
Procter & Gamble Co. (The)	3,456	499,357
		829,407
Human Resource & Employment Services-0.32%
Automatic Data Processing, Inc.	929	247,541
Recruit Holdings Co. Ltd. (Japan)	3,958	312,766
		560,307
Independent Power Producers & Energy Traders-0.07%
Vistra Corp.	871	129,073
Industrial Conglomerates-0.59%
CITIC Ltd. (China)	66,204	104,217
CK Hutchison Holdings Ltd. (Hong Kong)	35,138	329,251
Hitachi Ltd. (Japan)	7,020	229,876
Siemens AG (Germany)	873	285,391
SK Square Co. Ltd. (South Korea)(c)	112	77,013
		1,025,748
Industrial Gases-0.12%
Linde PLC	431	206,182
Industrial Machinery & Supplies & Components-1.50%
Dover Corp.	441	90,237
FANUC Corp. (Japan)	3,963	159,571
Konecranes OYJ (Finland)	3,577	111,336
Makita Corp. (Japan)	3,462	111,428
Nordson Corp.	1,241	369,545
Parker-Hannifin Corp.	838	818,332
Pentair PLC	1,653	108,172
Sandvik AB (Sweden)	11,921	444,951
SMC Corp. (Japan)	306	132,111
Stanley Black & Decker, Inc.	1,344	127,116
Xylem, Inc.	1,204	140,832
		2,613,631
Industrial REITs-0.26%
Prologis, Inc.	3,163	457,401
Integrated Oil & Gas-2.80%
BP PLC	39,378	295,414
Chevron Corp.	5,001	984,347
Eni S.p.A. (Italy)	3,647	101,219
Equinor ASA (Norway)	3,818	156,622
	Shares	Value
Integrated Oil & Gas-(continued)
ExxonMobil Holdings Corp.	7,792	$1,211,188
Occidental Petroleum Corp.	5,410	308,749
PetroChina Co. Ltd., H Shares (China)	258,704	329,224
Petroleo Brasileiro S.A., Preference Shares (Brazil)	57,586	492,139
Repsol S.A. (Spain)	3,543	107,892
Saudi Arabian Oil Co. (Saudi Arabia)(b)	48,926	345,184
Shell PLC (United Kingdom)	9,825	449,040
TotalEnergies SE (France)	1,205	105,994
		4,887,012
Integrated Telecommunication Services-0.80%
AT&T, Inc.	17,277	401,690
Chunghwa Telecom Co. Ltd. (Taiwan)	25,000	107,486
Comcast Corp., Class A	12,891	308,869
Deutsche Telekom AG (Germany)	3,130	96,377
NTT, Inc. (Japan)	112,954	108,187
Verizon Communications, Inc.	8,152	381,595
		1,404,204
Interactive Home Entertainment-0.12%
Electronic Arts, Inc.	958	201,046
Interactive Media & Services-5.30%
Alphabet, Inc., Class A	10,103	3,597,981
Alphabet, Inc., Class C	8,176	2,915,970
Meta Platforms, Inc., Class A	3,960	2,204,572
Tencent Holdings Ltd. (China)	8,689	530,978
		9,249,501
Internet Services & Infrastructure-0.19%
MongoDB, Inc.(c)	443	149,504
Shopify, Inc., Class A (Canada)(c)	1,496	175,081
		324,585
Investment Banking & Brokerage-1.35%
Goldman Sachs Group, Inc. (The)	849	864,604
Morgan Stanley	5,476	1,152,260
Nomura Holdings, Inc. (Japan)	35,404	342,258
		2,359,122
IT Consulting & Other Services-0.67%
Accenture PLC, Class A	1,398	231,956
Infosys Ltd., ADR (India)(d)	22,701	273,093
International Business Machines Corp.	1,377	307,966
Otsuka Corp. (Japan)	7,638	157,488
Wipro Ltd., ADR (India)	97,605	193,258
		1,163,761
Leisure Products-0.10%
Hasbro, Inc.	1,936	181,868
Life & Health Insurance-1.82%
Aflac, Inc.	899	114,605
AIA Group Ltd. (Hong Kong)	13,852	139,655
Cathay Financial Holding Co. Ltd. (Taiwan)	44,000	136,940
Dai-ichi Life Holdings, Inc. (Japan)	11,918	143,591
Discovery Ltd. (South Africa)	7,663	121,651
Fubon Financial Holding Co. Ltd. (Taiwan)	35,000	139,509
Japan Post Holdings Co. Ltd. (Japan)	18,549	274,214
Japan Post Insurance Co. Ltd. (Japan)	12,180	134,014
MetLife, Inc.	4,871	468,249
NN Group N.V. (Netherlands)	2,560	240,765
Poste Italiane S.p.A. (Italy)(d)	6,229	188,018
Principal Financial Group, Inc.	1,117	127,003
Prudential Financial, Inc.	2,293	279,929
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Life & Health Insurance-(continued)
Prudential PLC (Hong Kong)	23,276	$349,286
Samsung Life Insurance Co. Ltd. (South Korea)	429	89,927
Storebrand ASA (Norway)	10,911	232,080
		3,179,436
Life Sciences Tools & Services-0.35%
Illumina, Inc.(c)	946	194,025
IQVIA Holdings, Inc.(c)	565	132,786
Thermo Fisher Scientific, Inc.	481	276,238
		603,049
Managed Health Care-0.50%
Elevance Health, Inc.	674	253,316
UnitedHealth Group, Inc.	1,491	617,871
		871,187
Marine Ports & Services-0.10%
International Container Terminal Services, Inc. (Philippines)	11,560	181,533
Marine Transportation-0.49%
A.P. Moller - Maersk A/S, Class B	49	131,653
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	19,253	120,998
Nippon Yusen K.K. (Japan)	3,666	140,659
Orient Overseas International Ltd. (Hong Kong)(d)	9,541	186,590
SITC International Holdings Co. Ltd. (China)	30,556	154,073
Yang Ming Marine Transport Corp. (Taiwan)	74,000	115,768
		849,741
Metal, Glass & Plastic Containers-0.48%
Ball Corp.	3,079	199,827
CCL Industries, Inc., Class B (Canada)	1,607	106,477
Crown Holdings, Inc.	4,538	534,803
		841,107
Movies & Entertainment-0.50%
Netflix, Inc.(c)	7,477	536,176
Walt Disney Co. (The)	3,418	328,777
		864,953
Multi-line Insurance-0.41%
Ageas S.A./N.V. (Belgium)	1,501	123,939
Allianz SE (Germany)	247	122,754
Assicurazioni Generali S.p.A. (Italy)(d)	5,085	257,122
AXA S.A. (France)	2,141	110,717
Mapfre S.A. (Spain)	20,399	104,073
		718,605
Multi-Sector Holdings-0.58%
Berkshire Hathaway, Inc., Class B(c)	1,970	1,007,734
Multi-Utilities-0.05%
National Grid PLC (United Kingdom)	5,271	84,242
Oil & Gas Equipment & Services-0.21%
Baker Hughes Co., Class A	2,352	142,272
SBM Offshore N.V. (Netherlands)	2,743	102,209
SLB Ltd.	2,588	128,339
		372,820
Oil & Gas Exploration & Production-0.77%
ConocoPhillips	3,557	428,547
EOG Resources, Inc.	3,978	591,489
	Shares	Value
Oil & Gas Exploration & Production-(continued)
Var Energi ASA (Norway)	29,810	$149,660
Woodside Energy Group Ltd. (Australia)	7,467	174,442
		1,344,138
Oil & Gas Refining & Marketing-1.03%
ENEOS Holdings, Inc. (Japan)	22,916	189,110
Idemitsu Kosan Co. Ltd. (Japan)	27,704	226,629
ORLEN S.A. (Poland)	10,994	435,353
Reliance Industries Ltd., GDR (India)(b)	4,443	243,865
Valero Energy Corp.	2,259	706,841
		1,801,798
Oil & Gas Storage & Transportation-0.09%
Williams Cos., Inc. (The)	2,148	153,668
Other Specialty Retail-0.07%
Avolta AG (Switzerland)(c)	2,009	120,519
Packaged Foods & Meats-0.54%
Glanbia PLC (Ireland)	4,534	120,099
Nestle S.A. (Switzerland)	4,052	404,701
Orkla ASA (Norway)	11,111	123,333
Tyson Foods, Inc., Class A	3,161	183,212
WH Group Ltd. (Hong Kong)	99,351	106,909
		938,254
Paper Products-0.06%
UBS AG (Finland)	3,972	107,818
Passenger Airlines-0.49%
ANA Holdings, Inc. (Japan)(d)	5,500	107,344
China Airlines Ltd. (Taiwan)	201,664	139,803
Delta Air Lines, Inc.	2,896	253,226
Eva Airways Corp. (Taiwan)	80,000	106,734
LATAM Airlines Group S.A. (Chile)	9,095,088	242,346
		849,453
Passenger Ground Transportation-0.08%
Uber Technologies, Inc.(c)	1,861	130,940
Personal Care Products-0.30%
L’Oreal S.A. (France)	567	251,970
Unilever PLC (United Kingdom)	4,289	272,494
		524,464
Pharmaceuticals-4.24%
Astellas Pharma, Inc. (Japan)	14,972	205,483
AstraZeneca PLC (United Kingdom)	2,657	451,313
Bristol-Myers Squibb Co.	7,908	516,472
Eli Lilly and Co.	1,248	1,433,752
GSK PLC (United Kingdom)	15,031	390,269
Ipsen S.A. (France)	603	116,252
Johnson & Johnson	5,503	1,410,694
Merck & Co., Inc.	4,706	612,721
Novartis AG	3,937	615,258
Novo Nordisk A/S, Class B (Denmark)	2,547	120,204
Otsuka Holdings Co. Ltd. (Japan)	1,732	120,005
Pfizer, Inc.	10,305	257,728
Roche Holding AG (Switzerland)	1,127	492,238
Sandoz Group AG (Switzerland)	1,384	112,737
Sanofi S.A.	3,805	326,916
Teva Pharmaceutical Industries Ltd., ADR (Israel)(c)	3,755	131,463
UCB S.A. (Belgium)	365	93,478
		7,406,983
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Property & Casualty Insurance-1.73%
Allstate Corp. (The)	2,276	$601,046
American International Group, Inc.	5,406	424,804
Hartford Insurance Group, Inc. (The)	3,793	538,265
MS&AD Insurance Group Holdings, Inc. (Japan)	4,380	134,730
QBE Insurance Group Ltd. (Australia)	16,981	293,987
Sompo Holdings, Inc. (Japan)	3,820	169,467
Travelers Cos., Inc. (The)	2,296	859,531
		3,021,830
Publishing-0.07%
New York Times Co. (The), Class A	1,627	121,846
Rail Transportation-0.68%
Canadian National Railway Co. (Canada)	2,424	308,000
Central Japan Railway Co. (Japan)	9,592	238,516
East Japan Railway Co. (Japan)	5,854	134,591
Tokyu Corp. (Japan)	16,735	183,577
Union Pacific Corp.	1,078	314,916
		1,179,600
Real Estate Services-0.07%
Jones Lang LaSalle, Inc.(c)	351	124,616
Regional Banks-0.29%
Citizens Financial Group, Inc.	1,934	138,571
Truist Financial Corp.	7,137	369,982
		508,553
Reinsurance-0.16%
RenaissanceRe Holdings Ltd. (Bermuda)	886	283,502
Research & Consulting Services-0.00%
Mobility Global, Inc.(c)	411	8,376
Restaurants-0.51%
Aramark	2,143	122,087
McDonald’s Corp.	1,669	451,698
Yum! Brands, Inc.	2,067	316,830
		890,615
Retail REITs-0.06%
Regency Centers Corp.	1,322	106,143
Semiconductor Materials & Equipment-2.58%
Advantest Corp. (Japan)	1,444	285,093
Applied Materials, Inc.	1,656	840,702
ASM International N.V. (Netherlands)	214	197,749
ASML Holding N.V. (Netherlands)	755	1,241,394
KLA Corp.	2,565	468,933
Lam Research Corp.	3,066	898,399
SCREEN Holdings Co. Ltd. (Japan)	916	69,824
Teradyne, Inc.	544	200,024
Tokyo Electron Ltd. (Japan)	913	305,020
		4,507,138
Semiconductors-11.05%
Analog Devices, Inc.	1,658	609,166
ASE Technology Holding Co. Ltd. (Taiwan)	9,000	153,581
Broadcom, Inc.	3,175	1,235,964
First Solar, Inc.(c)	468	98,762
Infineon Technologies AG (Germany)	2,367	169,482
Intel Corp.(c)	6,506	586,841
Marvell Technology, Inc.	1,479	277,401
MediaTek, Inc. (Taiwan)	3,220	343,019
Microchip Technology, Inc.	1,293	96,057
Micron Technology, Inc.	2,186	1,799,144
NVIDIA Corp.	41,151	8,261,063
	Shares	Value
Semiconductors-(continued)
NXP Semiconductors N.V. (Netherlands)	676	$154,912
ON Semiconductor Corp.(c)	1,586	129,433
QUALCOMM, Inc.	1,920	283,411
Renesas Electronics Corp. (Japan)	4,176	83,640
SK hynix, Inc. (South Korea)	1,039	1,179,946
STMicroelectronics N.V. (France)	2,294	122,266
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	47,609	3,521,413
Tower Semiconductor Ltd. (Israel)(c)	421	92,057
United Microelectronics Corp. (Taiwan)	24,337	91,047
		19,288,605
Soft Drinks & Non-alcoholic Beverages-0.51%
Monster Beverage Corp.(c)	3,231	311,404
PepsiCo, Inc.	4,139	577,639
		889,043
Specialized Finance-0.09%
Mitsubishi HC Capital, Inc. (Japan)(d)	17,566	161,612
Specialty Chemicals-0.06%
Ecolab, Inc.	381	105,777
Steel-0.47%
Fortescue Ltd. (Australia)	15,712	203,507
Nucor Corp.	1,411	363,036
Tata Steel Ltd., GDR (India)(b)	4,982	101,065
voestalpine AG (Austria)	2,976	154,671
		822,279
Systems Software-3.76%
CrowdStrike Holdings, Inc., Class A(c)	1,532	292,397
Fortinet, Inc.(c)	1,426	230,941
Microsoft Corp.	11,819	5,492,526
Oracle Corp.	2,252	292,467
Palo Alto Networks, Inc.(c)	767	254,514
		6,562,845
Technology Distributors-0.14%
TD SYNNEX Corp.	966	247,006
Technology Hardware, Storage & Peripherals-6.92%
Apple, Inc.	26,477	8,179,010
Brother Industries Ltd. (Japan)	5,296	131,788
Dell Technologies, Inc., Class C	862	349,429
Everpure, Inc., Class A(c)	1,607	124,012
Hewlett Packard Enterprise Co.	2,473	118,457
HP, Inc.	7,556	206,052
Logitech International S.A., Class R (Switzerland)	963	98,279
Pegatron Corp. (Taiwan)	35,318	91,388
Samsung Electronics Co. Ltd. (South Korea)	9,253	1,610,529
Samsung Electronics Co. Ltd., Preference Shares (South Korea)	757	95,129
Seagate Technology Holdings PLC	546	467,447
Western Digital Corp.	1,104	601,503
		12,073,023
Trading Companies & Distributors-1.11%
Diploma PLC (United Kingdom)	3,244	320,786
Fastenal Co.	2,550	121,660
ITOCHU Corp. (Japan)	8,658	108,573
Marubeni Corp. (Japan)	5,181	167,327
Mitsubishi Corp. (Japan)	12,172	363,581
Mitsui & Co. Ltd. (Japan)	8,352	256,082
Rexel S.A. (France)	2,881	119,280
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Trading Companies & Distributors-(continued)
Sumitomo Corp. (Japan)	23,878	$247,666
Toyota Tsusho Corp. (Japan)	5,674	235,324
		1,940,279
Transaction & Payment Processing Services-1.05%
Mastercard, Inc., Class A	1,524	873,405
Visa, Inc., Class A	2,626	961,457
		1,834,862
Wireless Telecommunication Services-0.56%
America Movil S.A.B. de C.V., Class B (Mexico)	129,250	164,408
MTN Group Ltd. (South Africa)	11,875	146,948
SoftBank Corp. (Japan)	178,731	250,674
SoftBank Group Corp. (Japan)	6,170	192,035
T-Mobile US, Inc.	632	109,153
Vodafone Group PLC (United Kingdom)	71,418	113,171
		976,389
Total Common Stocks & Other Equity Interests (Cost $143,545,163)		174,090,536
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $89,563)	89,563	89,563
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $143,634,726)		174,180,099
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.21%
Invesco Private Government Fund, 3.69%(e)(f)(g)	587,865	$587,865
Invesco Private Prime Fund, 3.82%(e)(f)(g)	1,527,531	1,527,684
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,115,506)		2,115,549
TOTAL INVESTMENTS IN SECURITIES-101.00% (Cost $145,750,232)		176,295,648
OTHER ASSETS LESS LIABILITIES-(1.00)%		(1,751,733)
NET ASSETS-100.00%		$174,543,915

Investment Abbreviations:
ADR	-American Depositary Receipt
GDR	-Global Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $1,718,697, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at July 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,704	$6,981,089	$(6,910,230)	$-	$-	$89,563	$5,227
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$8,995,490	$(8,407,625)	$-	$-	$587,865	$32,804 *
Invesco Private Prime Fund	820,018	15,252,149	(14,544,378)	48	(153)	1,527,684	44,899 *
Total	$838,722	$31,228,728	$(29,862,233)	$48	$(153)	$2,205,112	$82,930

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Systematic Bond ETF (GTOQ)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.30%
Advertising-0.67%
Belo Corp., 7.25%, 09/15/2027	$900,000	$921,582
Clear Channel Outdoor Holdings, Inc.
7.75% 04/15/2028(b)	80,000	80,189
7.50% 06/01/2029(b)	60,000	60,179
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)	150,000	141,103
		1,203,053
Aerospace & Defense-0.65%
Efesto Bidco S.p.A. Efesto US LLC (Italy), Series XR, 7.50%, 02/15/2032(b)	200,000	202,400
TransDigm, Inc.
6.38% 03/01/2029(b)	700,000	709,297
6.88% 12/15/2030(b)	250,000	256,438
		1,168,135
Air Freight & Logistics-0.26%
Clue Opco LLC, 9.50%, 10/15/2031(b)(c)	336,000	328,024
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	140,000	136,409
		464,433
Alternative Carriers-0.38%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	700,000	684,960
Apparel Retail-0.20%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	300,000	291,554
William Carter Co. (The), 7.38%, 02/15/2031(b)	75,000	77,000
		368,554
Apparel, Accessories & Luxury Goods-0.16%
V.F. Corp., 6.45%, 11/01/2037	300,000	283,808
Application Software-2.75%
Cloud Software Group LLC, 8.25%, 06/30/2032(b)	900,000	852,104
Cloud Software Group, Inc.
6.50% 03/31/2029(b)	900,000	880,216
6.63% 08/15/2033(b)(c)	500,000	436,383
Elastic N.V., 4.13%, 07/15/2029(b)	200,000	190,718
Fair Isaac Corp., 4.00%, 06/15/2028(b)(c)	240,000	232,126
NCR Voyix Corp.
5.00% 10/01/2028(b)	80,000	77,555
5.13% 04/15/2029(b)	300,000	291,132
Open Text Corp. (Canada)
3.88% 02/15/2028(b)	500,000	487,763
3.88% 12/01/2029(b)	400,000	368,168
Open Text Holdings, Inc. (Canada)
4.13% 02/15/2030(b)	300,000	277,001
4.13% 12/01/2031(b)(c)	400,000	353,178
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	520,000	519,651
		4,965,995
Asset Management & Custody Banks-1.36%
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	500,000	494,686
	Principal Amount	Value
Asset Management & Custody Banks-(continued)
FS KKR Capital Corp.
7.88% 01/15/2029	$800,000	$823,033
6.13% 01/15/2030	600,000	585,058
Prospect Capital Corp., 3.44%, 10/15/2028(c)	590,000	552,916
		2,455,693
Automobile Manufacturers-1.69%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	450,000	449,143
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)(c)	600,000	582,583
Nissan Motor Co. Ltd. (Japan)
4.35% 09/17/2027(b)	500,000	491,829
7.50% 07/17/2030(b)	500,000	512,558
4.81% 09/17/2030(b)	400,000	370,896
8.13% 07/17/2035(b)(c)	350,000	369,609
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	260,000	260,813
		3,037,431
Automotive Parts & Equipment-2.69%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(b)	440,000	446,934
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	100,000	98,545
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	400,000	341,760
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75% 07/15/2027(b)	118,000	118,103
4.75% 04/01/2028(b)	240,000	236,237
IHO Verwaltungs GmbH (Germany)
7.38% 05/15/2033(b)	400,000	414,906
7.75% PIK, 1.00% Cash , 7.75%11/15/2030(b)(d)	400,000	415,920
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	80,000	56,125
Tenneco, Inc., 8.00%, 11/17/2028(b)	800,000	802,468
United Rentals (North America), Inc., 3.88%, 11/15/2027	274,000	271,062
ZF North America Capital, Inc. (Germany)
6.88% 04/14/2028(b)(c)	300,000	305,597
7.13% 04/14/2030(b)	500,000	503,567
6.75% 04/23/2030(b)	180,000	178,767
7.50% 03/24/2031(b)	650,000	654,991
		4,844,982
Automotive Retail-0.65%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	360,000	362,354
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)(c)	320,000	316,811
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	43,857
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)(c)	450,000	446,363
		1,169,385
Broadcasting-1.15%
AMC Global Media, Inc., 10.50%, 07/15/2032(b)	300,000	309,306
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Broadcasting-(continued)
Gray Media, Inc.
10.50% 07/15/2029(b)	$188,000	$198,389
5.38% 11/15/2031(b)	50,000	37,208
9.63% 07/15/2032(b)	25,000	25,288
iHeartCommunications, Inc.
5.25% 08/15/2027(b)	100,000	95,000
4.75% 01/15/2028(b)	50,000	47,074
9.13% 05/01/2029(b)	80,000	74,200
Paramount Global
3.38% 02/15/2028	500,000	488,462
3.70% 06/01/2028	100,000	97,293
4.20% 06/01/2029	150,000	142,475
Univision Communications, Inc., 8.50%, 07/31/2031(b)	200,000	199,702
Urban One, Inc., 7.63%, 04/01/2031(b)	41,000	15,196
Ziggo Bond Co. B.V. (Netherlands), 5.13%, 02/28/2030(b)	420,000	341,772
		2,071,365
Broadline Retail-2.87%
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027(b)	500,000	499,585
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	800,000	749,111
Kohl’s Corp.
10.00% 06/01/2030(b)	240,000	259,377
5.13% 05/01/2031	880,000	789,382
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	737,000	712,194
Nordstrom, Inc.
6.95% 03/15/2028	384,000	391,862
4.38% 04/01/2030	79,000	75,556
4.25% 08/01/2031	450,000	418,882
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	1,180,000	1,281,661
		5,177,610
Building Products-3.06%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	206,000	212,818
Builders FirstSource, Inc.
4.25% 02/01/2032(b)	140,000	127,541
6.75% 05/15/2035(b)(c)	550,000	545,220
Griffon Corp., 5.75%, 03/01/2028	640,000	640,395
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	360,000	290,067
LBM Acquisition LLC, 9.50%, 06/15/2031(b)	450,000	378,967
MasterBrand, Inc., 7.00%, 07/15/2032(b)(c)	820,000	821,082
Park River Holdings, Inc., 8.00%, 03/15/2031(b)	200,000	199,257
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)	450,000	427,729
Standard Building Solutions, Inc.
6.25% 08/01/2033(b)	600,000	594,242
5.88% 03/15/2034(b)	200,000	192,269
Standard Industries, Inc.
4.75% 01/15/2028(b)	500,000	497,296
4.38% 07/15/2030(b)	108,000	102,053
3.38% 01/15/2031(b)	261,000	234,501
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	240,000	249,109
		5,512,546
	Principal Amount	Value
Cable & Satellite-4.19%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	$200,000	$126,374
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	520,000	193,866
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00% 02/01/2028(b)	600,000	592,836
5.38% 06/01/2029(b)	300,000	291,541
6.38% 09/01/2029(b)	300,000	298,289
4.50% 05/01/2032	245,000	211,446
4.50% 06/01/2033(b)(c)	560,000	476,890
4.25% 01/15/2034(b)	100,000	81,751
CSC Holdings LLC
5.75% 01/15/2030(b)	300,000	64,875
4.13% 12/01/2030(b)	400,000	224,063
4.63% 12/01/2030(b)	200,000	42,750
4.50% 11/15/2031(b)	450,000	249,611
Directv Financing LLC, 8.88%, 02/01/2030(b)	350,000	355,506
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88% 08/15/2027(b)	39,000	39,005
10.00% 02/15/2031(b)	500,000	522,945
9.25% 06/01/2032(b)	500,000	512,130
DISH DBS Corp.
5.75% 12/01/2028(b)	210,000	202,803
5.13% 06/01/2029	100,000	90,704
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(d)	180,000	182,781
Radiate Holdco LLC/Radiate Finance, Inc., 9.25% PIK, 1.00% Cash 9.25%, 03/25/2030(b)(d)	33,967	27,343
Sirius XM Radio LLC
5.00% 08/01/2027(b)	628,000	627,505
4.00% 07/15/2028(b)	320,000	311,492
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(b)	600,000	593,446
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)(c)	300,000	184,967
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland), 8.50%, 03/15/2033(b)	200,000	126,331
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	300,000	269,674
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	800,000	656,935
		7,557,859
Casinos & Gaming-2.78%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	92,600
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	745,000	738,178
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)(c)	600,000	606,098
Melco Resorts Finance Ltd. (Hong Kong)
5.75% 07/21/2028(b)	200,000	198,338
5.38% 12/04/2029(b)(c)	600,000	580,462
6.50% 09/24/2033(b)(c)	320,000	309,070
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	260,000	247,585
Voyager Parent LLC, 9.25%, 07/01/2032(b)(c)	800,000	850,402
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Casinos & Gaming-(continued)
Wynn Macau Ltd. (Macau)
5.50% 10/01/2027(b)(c)	$500,000	$498,090
5.63% 08/26/2028(b)	600,000	593,363
6.75% 02/15/2034(b)	300,000	294,952
		5,009,138
Commercial Printing-0.60%
Deluxe Corp., 8.13%, 09/15/2029(b)	450,000	466,553
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(b)	600,000	622,365
		1,088,918
Commodity Chemicals-0.12%
Methanex Corp. (Canada), 5.13%, 10/15/2027	220,000	220,417
Construction & Engineering-0.10%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	100,000	86,727
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 6.25%, 09/15/2027(b)	88,000	88,065
		174,792
Construction Machinery & Heavy Transportation Equipment-0.94%
Terex Corp.
5.00% 05/15/2029(b)	200,000	197,370
6.25% 10/15/2032(b)(c)	220,000	220,979
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	640,000	653,559
Wabash National Corp., 4.50%, 10/15/2028(b)	665,000	620,822
		1,692,730
Construction Materials-0.76%
Smyrna Ready Mix Concrete LLC
6.00% 11/01/2028(b)	800,000	799,469
8.88% 11/15/2031(b)	250,000	261,953
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	320,000	317,012
		1,378,434
Consumer Finance-2.54%
Ally Financial, Inc., 6.65%, 01/17/2040(c)(e)	650,000	635,333
goeasy Ltd. (Canada)
7.63% 07/01/2029(b)(c)	265,000	251,870
6.88% 05/15/2030(b)(c)	580,000	527,349
7.38% 10/01/2030(b)	120,000	110,559
6.88% 02/15/2031(b)	100,000	89,511
Navient Corp.
4.88% 03/15/2028	300,000	293,443
9.38% 07/25/2030	300,000	304,531
11.50% 03/15/2031(c)	500,000	529,112
9.38% 10/15/2031	200,000	200,041
5.63% 08/01/2033	400,000	330,347
OneMain Finance Corp., 6.63%, 01/15/2028	280,000	282,975
PRA Group, Inc.
8.38% 02/01/2028(b)	600,000	608,074
8.88% 01/31/2030(b)(c)	400,000	412,132
		4,575,277
	Principal Amount	Value
Diversified Capital Markets-0.55%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75% 01/15/2029(c)	$300,000	$298,990
4.38% 02/01/2029	800,000	697,092
		996,082
Diversified Chemicals-0.57%
Chemours Co. (The), 5.75%, 11/15/2028(b)	122,000	121,486
INEOS Finance PLC (Luxembourg)
6.75% 05/15/2028(b)	325,000	323,994
7.50% 04/15/2029(b)(c)	600,000	589,620
		1,035,100
Diversified Financial Services-4.14%
Burford Capital Global Finance LLC
6.25% 04/15/2028(b)	200,000	197,164
9.25% 07/01/2031(b)	200,000	195,104
7.50% 07/15/2033(b)(c)	800,000	675,236
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	702,601	669,524
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	800,000	822,702
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	900,000	915,456
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00% 08/15/2028(b)	600,000	580,491
6.63% 10/15/2031(b)	200,000	196,584
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	120,000	123,987
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63% 04/16/2029(b)	900,000	810,466
8.45% 07/27/2030(b)	500,000	493,664
4.63% 04/06/2031(b)	200,000	168,192
United Wholesale Mortgage LLC
5.75% 06/15/2027(b)	700,000	694,778
5.50% 04/15/2029(b)	600,000	560,848
UWM Holdings LLC
6.63% 02/01/2030(b)	100,000	92,838
6.25% 03/15/2031(b)(c)	300,000	267,955
		7,464,989
Diversified Metals & Mining-0.53%
Algoma Steel, Inc. (Canada), 9.13%, 04/15/2029(b)	200,000	188,726
Champion Iron Canada, Inc. (Canada), 7.88%, 07/15/2032(b)	525,000	538,656
Mineral Resources Ltd. (Australia), 9.25%, 10/01/2028(b)	219,000	225,305
		952,687
Diversified REITs-0.37%
Global Net Lease, Inc., 4.50%, 09/30/2028(b)	116,000	113,352
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	40,000	38,200
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified REITs-(continued)
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75% 04/15/2028(b)	$150,000	$149,564
6.50% 02/15/2029(b)	300,000	296,150
8.63% 06/15/2032(b)	75,000	76,669
		673,935
Diversified Support Services-1.36%
Dcli Bidco LLC, 7.75%, 11/15/2029(b)	625,000	642,575
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032(b)(c)	450,000	366,278
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	707,000	720,832
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)	500,000	491,426
Sabre GLBL, Inc.
10.75% 11/15/2029(b)	8,000	7,705
10.75% 03/15/2030(b)	134,000	128,472
11.13% 07/15/2030(b)	100,000	96,375
		2,453,663
Education Services-0.34%
Grand Canyon University, 5.13%, 10/01/2028	625,000	619,681
Electric Utilities-2.20%
DPL LLC, 4.35%, 04/15/2029	320,000	311,846
NRG Energy, Inc., 3.38%, 02/15/2029(b)	640,000	609,282
PacifiCorp
7.38% 09/15/2055(e)	450,000	447,857
7.13% 08/15/2056(e)	800,000	788,025
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	250,000	244,977
PG&E Corp.
5.00% 07/01/2028	480,000	475,762
6.85% 09/15/2056(e)	300,000	297,032
XPLR Infrastructure Operating Partners L.P.
4.50% 09/15/2027(b)	590,000	583,538
7.25% 01/15/2029(b)	200,000	206,371
		3,964,690
Electrical Components & Equipment-1.14%
Atkore, Inc., 4.25%, 06/01/2031(b)	170,000	161,242
EnerSys, 4.38%, 12/15/2027(b)	920,000	909,727
Nissan Motor Acceptance Co. LLC
2.75% 03/09/2028(b)	300,000	286,238
7.05% 09/15/2028(b)	200,000	204,209
5.63% 09/29/2028(b)(c)	500,000	497,334
		2,058,750
Electronic Components-0.16%
Ingram Micro, Inc., 4.75%, 05/15/2029(b)	300,000	292,179
Environmental & Facilities Services-0.14%
GFL Environmental, Inc., 4.00%, 08/01/2028(b)(c)	250,000	243,981
Fertilizers & Agricultural Chemicals-1.19%
Consolidated Energy Finance S.A. (Switzerland)
5.63% 10/15/2028(b)	167,000	161,501
12.00% 02/15/2031(b)	400,000	418,378
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	300,000	299,863
	Principal Amount	Value
Fertilizers & Agricultural Chemicals-(continued)
FMC Corp.
3.45% 10/01/2029	$600,000	$551,820
5.65% 05/18/2033(c)	650,000	581,198
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.00%, 01/27/2030(b)(c)	140,000	133,286
		2,146,046
Financial Exchanges & Data-0.47%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	900,000	854,827
Food Retail-1.12%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC
3.50% 03/15/2029(b)	600,000	565,093
5.75% 03/31/2034(b)	1,100,000	1,024,091
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032(b)	440,000	426,028
		2,015,212
Footwear-0.00%
Beach Acquisition Bidco LLC, 10.00% PIK, 0.75% Cash10.00%, 07/15/2033(b)(d)	1	1
Gas Utilities-0.29%
Ferrellgas L.P./Ferrellgas Finance Corp., 9.25%, 01/15/2031(b)	500,000	526,160
Health Care Distributors-0.12%
Accendra Health, Inc.
9.75% 06/15/2033(b)	259,500	174,514
9.75% 06/15/2033(b)	51,300	33,088
		207,602
Health Care Equipment-0.27%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	100,000	90,826
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)(c)	400,000	394,088
		484,914
Health Care Facilities-0.30%
Encompass Health Corp., 4.50%, 02/01/2028	110,000	108,909
LifePoint Health, Inc., 9.88%, 08/15/2030(b)	110,000	115,614
Tenet Healthcare Corp., 4.63%, 06/15/2028	320,000	316,963
		541,486
Health Care REITs-0.14%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00% 10/15/2027	148,000	143,682
4.63% 08/01/2029	131,000	105,075
		248,757
Health Care Services-0.68%
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	200,000	197,365
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030(b)	200,000	184,817
Community Health Systems, Inc.
6.88% 04/15/2029(b)	100,000	96,525
10.88% 01/15/2032(b)	230,000	242,891
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Services-(continued)
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)	$100,002	$77,074
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	200,000	208,629
Team Health Holdings, Inc., 8.38%, 06/30/2028(b)	220,000	220,035
		1,227,336
Health Care Supplies-0.39%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(c)(e)	700,000	698,838
Health Care Technology-0.90%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	235,481
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00% 06/15/2027(b)	220,000	217,110
7.00% 06/15/2027(b)(c)	280,000	276,701
6.50% 07/01/2032(b)(c)	275,000	245,099
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	700,000	653,303
		1,627,694
Home Furnishings-0.67%
Somnigroup International, Inc., 4.00%, 04/15/2029(b)	450,000	432,810
Wayfair LLC, 7.13%, 05/31/2034(b)(c)	760,000	781,300
		1,214,110
Homebuilding-0.75%
Dream Finders Homes, Inc.
8.25% 08/15/2028(b)	200,000	204,125
6.88% 09/15/2030(b)(c)	980,000	957,351
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	186,835
		1,348,311
Hotel & Resort REITs-0.71%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88% 05/15/2029(b)	200,000	195,059
7.00% 02/01/2030(b)	300,000	305,058
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	100,000	95,317
Service Properties Trust
4.95% 10/01/2029	67,000	62,666
8.88% 06/15/2032(c)	600,000	616,942
		1,275,042
Hotels, Resorts & Cruise Lines-0.39%
Carnival Corp., 5.13%, 05/01/2029(b)	500,000	496,373
Carnival Corp. Ltd., 6.65%, 01/15/2028	200,000	203,444
		699,817
Household Appliances-0.79%
Whirlpool Corp.
4.75% 02/26/2029(c)	300,000	280,133
2.40% 05/15/2031(c)	300,000	220,993
4.70% 05/14/2032	200,000	155,787
5.50% 03/01/2033	300,000	233,898
5.75% 03/01/2034	200,000	151,812
7.88% 07/01/2034(b)	400,000	379,160
		1,421,783
	Principal Amount	Value
Housewares & Specialties-0.30%
Newell Brands, Inc.
6.63% 05/15/2032(c)	$330,000	$334,100
7.38% 04/01/2036	200,000	201,691
		535,791
Human Resource & Employment Services-0.54%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)(c)	1,020,000	980,786
Independent Power Producers & Energy Traders-0.41%
AES Corp. (The)
7.60% 01/15/2055(e)	200,000	203,487
6.95% 07/15/2055(c)(e)	540,000	530,799
		734,286
Industrial Machinery & Supplies & Components-0.35%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(b)(c)	595,000	622,162
Insurance Brokers-0.61%
Alliant Holdings Intermediate LLC, 7.00%, 01/15/2031(b)	100,000	101,541
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	675,000	669,035
HUB International Ltd., 7.38%, 01/31/2032(b)	130,000	133,039
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	200,000	199,722
		1,103,337
Integrated Telecommunication Services-1.97%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	50,000	49,119
Altice France S.A. (France)
6.88% 10/15/2030(b)	152,439	148,965
6.50% 04/15/2032(b)	152,439	147,659
6.88% 07/15/2032(b)	100,000	97,149
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	1,240,000	1,215,740
FiberCop S.p.A. (Italy), 7.72%, 06/04/2038(b)	300,000	312,152
Flash Compute LLC, 7.25%, 12/31/2030(b)	800,000	808,858
Grubhub Holdings, Inc., 13.00% PIK, 1.00% Cash 13.00%, 07/31/2030(b)(d)	80,816	68,482
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	320,000	320,964
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 5.75%, 05/15/2028(b)	150,000	142,016
SE Cosmos LLC, 8.88%, 05/01/2031(b)	250,000	246,843
		3,557,947
Interactive Home Entertainment-0.37%
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	400,000	392,738
Playtika Holding Corp., 4.25%, 03/15/2029(b)(c)	300,000	272,843
		665,581
Interactive Media & Services-0.72%
Cars.com, Inc., 6.38%, 11/01/2028(b)(c)	600,000	596,752
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-(continued)
Match Group Holdings II LLC
4.63% 06/01/2028(b)	$100,000	$98,469
5.63% 02/15/2029(b)	600,000	599,710
		1,294,931
Internet Services & Infrastructure-0.75%
CoreWeave, Inc., 9.25%, 06/01/2030(b)	150,000	140,336
Edged Compute LLC, 7.50%, 04/30/2031(b)	1,100,000	1,044,094
Getty Images, Inc., 9.75%, 03/01/2027(b)	200,000	175,000
		1,359,430
IT Consulting & Other Services-0.08%
Unisys Corp., 10.63%, 01/15/2031(b)	150,000	141,094
Leisure Facilities-0.25%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028(c)	300,000	300,338
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/2027(b)	144,000	143,252
		443,590
Life & Health Insurance-1.37%
American National Group, Inc., 7.00%, 12/01/2055(e)	800,000	770,240
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	930,000	942,615
Constellation Insurance, Inc., 6.80%, 01/24/2030(b)	200,000	197,908
Nassau Cos. of New York (The), 7.88%, 07/15/2030(b)	600,000	565,163
		2,475,926
Life Sciences Tools & Services-0.70%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	500,000	490,889
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	760,000	774,504
		1,265,393
Managed Health Care-0.27%
Centene Corp.
4.63% 12/15/2029	400,000	388,299
3.38% 02/15/2030	100,000	92,550
		480,849
Marine Transportation-0.92%
Seaspan Corp Pte Ltd. (Hong Kong), 5.50%, 08/01/2029(b)	851,000	827,493
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	800,000	825,361
		1,652,854
Metal, Glass & Plastic Containers-0.77%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2030(b)	58,000	57,535
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	220,000	201,927
	Principal Amount	Value
Metal, Glass & Plastic Containers-(continued)
Owens-Brockway Glass Container, Inc.
7.25% 05/15/2031(b)	$160,000	$151,676
7.38% 06/01/2032(b)	200,000	184,918
9.50% 06/01/2033(b)	200,000	196,920
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	600,000	592,507
		1,385,483
Mortgage REITs-0.67%
Rithm Capital Corp.
8.00% 07/15/2030(b)	480,000	480,361
8.50% 06/01/2031(b)(c)	400,000	401,477
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	320,000	330,129
		1,211,967
Movies & Entertainment-1.10%
Discovery Global Holdings, Inc.
4.05% 03/15/2029	300,000	294,894
4.28% 03/15/2032	200,000	159,964
4.28% 03/15/2032	440,000	391,286
5.05% 03/15/2042	400,000	279,000
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	880,000	862,281
		1,987,425
Multi-line Insurance-0.04%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 02/15/2029(b)	75,000	69,975
Multi-Sector Holdings-0.11%
Planet Financial Group LLC, 10.50%, 12/15/2029(b)	200,000	195,288
Office REITs-1.02%
Brandywine Operating Partnership L.P.
3.95% 11/15/2027	200,000	195,667
8.30% 03/15/2028	200,000	207,425
8.88% 04/12/2029(c)	300,000	314,668
4.55% 10/01/2029	100,000	93,775
6.13% 01/15/2031(c)	500,000	481,116
Hudson Pacific Properties L.P.
3.95% 11/01/2027	160,000	156,366
5.95% 02/15/2028(c)	400,000	396,755
		1,845,772
Office Services & Supplies-0.41%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	700,000	660,298
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	75,000	75,770
		736,068
Oil & Gas Drilling-0.95%
Nabors Industries, Inc.
9.13% 01/31/2030(b)(c)	475,000	497,959
8.88% 08/15/2031(b)	300,000	308,904
7.63% 11/15/2032(b)	200,000	204,131
Noble Finance II LLC, 8.00%, 04/15/2030(b)	260,000	268,922
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	150,000	155,859
Transocean International Ltd.
8.50% 05/15/2031(b)	195,000	203,467
6.80% 03/15/2038	75,000	70,246
		1,709,488
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Oil & Gas Equipment & Services-0.35%
SESI L.L.C., 7.88%, 09/30/2030(b)	$275,000	$278,442
Viridien (France), 10.00%, 10/15/2030(b)	330,000	344,668
		623,110
Oil & Gas Exploration & Production-3.97%
Caturus Energy LLC, 8.50%, 02/15/2030(b)	120,000	124,355
Comstock Resources, Inc.
6.75% 03/01/2029(b)	200,000	197,067
5.88% 01/15/2030(b)	75,000	70,710
Crescent Energy Finance LLC
9.75% 10/15/2030(b)	150,000	158,842
7.63% 04/01/2032(b)	130,000	131,471
7.88% 04/15/2032(b)	100,000	101,892
7.38% 01/15/2033(b)	130,000	130,676
8.38% 01/15/2034(b)(c)	760,000	784,602
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.25% 11/01/2028(b)	400,000	401,438
5.75% 02/01/2029(b)	300,000	299,605
8.38% 11/01/2033(b)(c)	300,000	314,915
6.88% 05/15/2034(b)	750,000	735,093
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)	200,000	207,094
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)(c)	380,000	384,555
Long Ridge Energy LLC, 8.75%, 02/15/2032(b)	700,000	725,031
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	580,000	581,687
Murphy Oil Corp., 5.88%, 12/01/2042(c)	900,000	785,634
Northern Oil and Gas, Inc., 7.88%, 10/15/2033(b)	75,000	75,114
SM Energy Co.
6.50% 07/15/2028	500,000	500,612
8.63% 11/01/2030(b)	130,000	136,526
7.00% 08/01/2032(b)(c)	300,000	304,980
		7,151,899
Oil & Gas Refining & Marketing-0.68%
CVR Energy, Inc., 7.88%, 02/15/2034(b)	400,000	406,734
PBF Holding Co. LLC/PBF Finance Corp.
9.88% 03/15/2030(b)	200,000	214,355
7.88% 09/15/2030(b)(c)	590,000	612,759
		1,233,848
Oil & Gas Storage & Transportation-4.21%
Energy Transfer L.P., 6.50%, 02/15/2056(e)	700,000	700,459
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	100,000	102,592
Hess Midstream Operations L.P., 5.88%, 03/01/2028(b)	550,000	553,021
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	900,000	915,479
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	700,000	717,827
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50% 03/01/2055(e)	100,000	105,591
7.63% 03/01/2055(e)	640,000	666,032
Sunoco L.P./Sunoco Finance Corp.
5.88% 03/15/2028	1,000,000	1,000,923
7.00% 09/15/2028(b)	125,000	127,239
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	$525,000	$524,679
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	200,000	190,318
Venture Global LNG, Inc.
9.50% 02/01/2029(b)	800,000	856,692
8.38% 06/01/2031(b)	400,000	413,723
9.88% 02/01/2032(b)(c)	675,000	718,972
		7,593,547
Other Specialized REITs-0.80%
Iron Mountain, Inc.
4.88% 09/15/2027(b)	458,000	456,768
5.25% 03/15/2028(b)	300,000	299,066
5.00% 07/15/2028(b)	700,000	693,715
		1,449,549
Other Specialty Retail-1.22%
Bath & Body Works, Inc.
5.25% 02/01/2028	600,000	600,269
6.88% 11/01/2035(c)	900,000	910,713
Michaels Cos., Inc. (The), 8.50%, 03/15/2033(b)	700,000	693,925
		2,204,907
Packaged Foods & Meats-0.76%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	600,000	587,324
J&F Luxembourg Finance S.a.r.l., 8.50%, 12/01/2032(b)	275,000	274,656
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	200,000	198,814
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)	300,000	301,859
		1,362,653
Paper & Plastic Packaging Products & Materials-1.15%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	150,000	149,612
Clydesdale Acquisition Holdings, Inc.
6.63% 04/15/2029(b)	320,000	318,308
6.88% 01/15/2030(b)	150,000	148,898
8.75% 04/15/2030(b)	300,000	286,983
6.75% 04/15/2032(b)	600,000	571,870
Sealed Air Corp., 6.88%, 07/15/2033(b)	151,000	147,791
Sword Purchaser LLC
8.25% 04/15/2033(b)	200,000	204,670
10.50% 04/15/2034(b)	100,000	103,454
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	150,000	135,632
		2,067,218
Paper Products-0.55%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	600,000	530,088
Domtar Corp., 6.75%, 10/01/2028(b)	366,000	260,231
Magnera Corp., 7.25%, 11/15/2031(b)	200,000	195,884
		986,203
Passenger Airlines-2.19%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	1,180,000	1,190,627
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Passenger Airlines-(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	$366,667	$364,989
Avianca Midco 2 PLC (Colombia)
9.50% 01/28/2031(b)	600,000	561,896
10.25% 01/07/2032(b)	200,000	187,736
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	830,000	723,091
United Airlines Holdings, Inc., 4.88%, 03/01/2029	927,000	915,124
		3,943,463
Personal Care Products-0.41%
Edgewell Personal Care Co.
5.50% 06/01/2028(b)	200,000	199,564
4.13% 04/01/2029(b)(c)	560,000	539,237
		738,801
Pharmaceuticals-3.26%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	800,000	818,450
AdaptHealth LLC
6.13% 08/01/2028(b)	570,000	570,000
4.63% 08/01/2029(b)(c)	500,000	482,430
5.13% 03/01/2030(b)(c)	400,000	385,914
Bausch Health Cos., Inc. (Canada)
4.88% 06/01/2028(b)	100,000	93,074
11.00% 09/30/2028(b)	275,000	281,188
Elanco Animal Health, Inc., 6.40%, 08/28/2028	460,000	470,345
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)(c)	315,000	331,946
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.
4.88% 06/01/2029(b)(c)	250,000	232,677
7.75% 05/01/2033(b)	800,000	805,662
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)(c)	400,000	393,874
P&L Development LLC/PLD Finance Corp., 3.50% PIK Rate, 9.00% Cash Rate, 05/15/2029(b)(d)	27,775	25,908
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(b)	150,000	137,679
Perrigo Finance Unlimited Co.
5.15% 06/15/2030	300,000	283,904
6.13% 09/30/2032(c)	600,000	570,458
		5,883,509
Property & Casualty Insurance-0.79%
Asurion LLC and Asurion Co-Issuer, Inc.
8.00% 12/31/2032(b)	1,000,000	1,012,436
8.38% 02/01/2034(b)	300,000	273,566
MBIA, Inc., 5.70%, 12/01/2034	140,000	137,874
		1,423,876
Real Estate Development-0.68%
Forestar Group, Inc., 5.00%, 03/01/2028(b)	600,000	597,299
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	640,000	623,371
		1,220,670
Real Estate Services-0.40%
Newmark Group, Inc., 7.50%, 01/12/2029	690,000	716,275
Regional Banks-0.33%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	587,000	602,955
	Principal Amount	Value
Reinsurance-0.17%
Global Atlantic (Fin) Co., 7.95%, 10/15/2054(b)(e)	$300,000	$300,472
Research & Consulting Services-0.59%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	1,050,000	1,015,218
Science Applications International Corp., 4.88%, 04/01/2028(b)	50,000	49,322
		1,064,540
Restaurants-0.33%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	475,000	452,579
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	150,000	147,389
		599,968
Security & Alarm Services-1.10%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	1,000,000	994,387
CoreCivic, Inc.
4.75% 10/15/2027	620,000	621,928
8.25% 04/15/2029	350,000	363,590
		1,979,905
Single-Family Residential REITs-0.58%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63% 08/01/2029(b)	800,000	768,813
4.63% 04/01/2030(b)(c)	300,000	285,071
		1,053,884
Specialized Consumer Services-0.57%
Sotheby’s, 8.25%, 04/15/2031(b)(c)	400,000	399,386
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)(c)	400,000	386,948
StoneMor, Inc., 8.50%, 05/15/2029(b)	250,000	248,473
		1,034,807
Specialty Chemicals-1.35%
Celanese US Holdings LLC
7.17% 07/15/2027	200,000	202,247
7.33% 07/15/2029	200,000	208,053
6.75% 04/15/2033(c)	650,000	663,120
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	200,000	178,754
Huntsman International LLC
4.50% 05/01/2029	500,000	481,572
5.70% 10/15/2034(c)	540,000	506,653
Tronox, Inc., 4.63%, 03/15/2029(b)	170,000	104,615
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	82,701
		2,427,715
Steel-0.99%
Cleveland-Cliffs, Inc.
6.88% 11/01/2029(b)	130,000	131,473
6.75% 04/15/2030(b)	130,000	130,924
7.00% 03/15/2032(b)(c)	270,000	270,903
7.63% 01/15/2034(b)	450,000	455,704
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)(c)	825,000	787,511
		1,776,515
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Systems Software-0.64%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	$1,042,000	$1,044,281
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	109,493
		1,153,774
Tires & Rubber-0.19%
Goodyear Tire & Rubber Co. (The), 8.88%, 07/15/2032(c)	325,000	333,854
Trading Companies & Distributors-1.06%
Herc Holdings, Inc.
7.00% 06/15/2030(b)	200,000	206,426
7.25% 06/15/2033(b)(c)	400,000	413,070
6.00% 03/15/2034(b)(c)	500,000	490,728
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	780,000	797,285
		1,907,509
Transaction & Payment Processing Services-0.57%
NCR Atleos Corp., 9.50%, 04/01/2029(b)	401,000	425,479
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)(c)	600,000	601,258
		1,026,737
Water Utilities-0.23%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	430,000	415,598
Wireless Telecommunication Services-1.25%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)	500,000	488,263
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	200,000	200,154
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	600,000	565,709
VMED O2 UK Financing I PLC (United Kingdom)
7.75% 04/15/2032(b)(c)	700,000	589,577
6.75% 01/15/2033(b)(c)	500,000	400,759
		2,244,462
Total U.S. Dollar Denominated Bonds & Notes (Cost $177,521,026)		175,376,834
U.S. Treasury Securities-0.23%
U.S. Treasury Bills-0.23%(f)
3.63%–3.68%, 09/17/2026(g) (Cost $406,072)	408,000	406,138
	Shares	Value
Common Stocks & Other Equity Interests-0.02%
Integrated Telecommunication Services-0.02%
Altice France S.A. (France)(h)	1,810	$35,179
Pharmaceuticals-0.00%
Keenova Therapeutics PLC(h)(i)	11	1,089
PAR HEALTH(h)(i)	11	71
		1,160
Total Common Stocks & Other Equity Interests (Cost $32,687)		36,339
Money Market Funds-1.84%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(j)(k) (Cost $3,311,820)	3,311,820	3,311,820
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.39% (Cost $181,271,605)		179,131,131
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.05%
Invesco Private Government Fund, 3.69%(j)(k)(l)	11,048,775	11,048,775
Invesco Private Prime Fund, 3.82%(j)(k)(l)	28,701,410	28,704,280
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,753,562)		39,753,055
TOTAL INVESTMENTS IN SECURITIES-121.44% (Cost $221,025,167)		218,884,186
OTHER ASSETS LESS LIABILITIES-(21.44)%		(38,641,657)
NET ASSETS-100.00%		$180,242,529
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $138,188,050, which represented 76.67% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(h)	Non-income producing security.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$881,378	$28,070,666	$(25,640,224)	$-	$-	$3,311,820	$32,416
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,645,658	36,950,902	(36,547,785)	-	-	11,048,775	682,411 *
Invesco Private Prime Fund	29,109,030	81,453,260	(81,851,000)	(443)	(6,567)	28,704,280	848,843 *
Total	$40,636,066	$146,474,828	$(144,039,009)	$(443)	$(6,567)	$43,064,875	$1,563,670

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	49	September-2026	$5,292,000	$(46,937)	$(46,937)
U.S. Treasury 10 Year Ultra	12	September-2026	1,316,437	(27,440)	(27,440)
U.S. Treasury 5 Year Notes	151	September-2026	16,002,461	(123,135)	(123,135)
U.S. Treasury Long Bonds	5	September-2026	541,563	(13,040)	(13,040)
U.S. Treasury Ultra Bonds	1	September-2026	109,688	(2,564)	(2,564)
Subtotal—Long Futures Contracts				(213,116)	(213,116)
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
July 31, 2026
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	76	September-2026	$(15,626,313)	$47,123	$47,123
Total Futures Contracts				$(165,993)	$(165,993)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 40, Version 1	Sell	5.00%	Quarterly	06/20/2028	2.055%	USD 8,342,000	$450,468	$480,401	$29,933
Credit Risk
Markit CDX North America High Yield Index, Series 46, Version 1	Sell	5.00	Quarterly	06/20/2031	3.115	USD 2,722,500	210,112	207,918	(2,194)
Total Credit Default Swap Agreements							$660,580	$688,319	$27,739

(a)
Implied credit spreads represent the current level, as of July 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Growth Focus ETF (MTRA)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-98.82%
Australia-0.69%
AngloGold Ashanti PLC	12,095	$959,375
Austria-1.08%
Erste Group Bank AG	11,534	1,504,363
Belgium-1.15%
Anheuser-Busch InBev S.A./N.V.	18,588	1,610,803
Canada-1.67%
Canadian Pacific Kansas City Ltd.(a)	26,301	2,334,534
China-5.99%
Alibaba Group Holding Ltd., ADR(a)	14,035	1,715,779
Contemporary Amperex Technology Co. Ltd., H Shares	51,127	4,047,870
Tencent Holdings Ltd.	42,399	2,590,970
		8,354,619
Denmark-3.38%
Novo Nordisk A/S, Class B	71,416	3,370,420
Orsted A/S(b)(c)	60,494	1,345,674
		4,716,094
France-8.18%
Air Liquide S.A.	8,978	1,764,756
Airbus SE	14,954	3,502,669
Sartorius Stedim Biotech	15,555	3,000,626
Schneider Electric SE	9,362	3,138,407
Vinci S.A.	84	11,833
		11,418,291
Germany-5.42%
SAP SE	9,332	1,706,655
Siemens AG	17,919	5,857,865
		7,564,520
India-4.60%
ICICI Bank Ltd., ADR	103,853	3,114,552
Reliance Industries Ltd., GDR(b)	60,181	3,303,184
		6,417,736
Israel-1.64%
Teva Pharmaceutical Industries Ltd., ADR(c)	65,332	2,287,273
Italy-1.60%
Ryanair Holdings PLC	79,890	2,235,186
Japan-7.61%
Advantest Corp.	7,163	1,414,213
Hitachi Ltd.	87,714	2,872,270
Keyence Corp.	5,303	2,657,911
Mitsubishi UFJ Financial Group, Inc.	164,654	3,675,022
		10,619,416
Mexico-1.73%
Arca Continental S.A.B. de C.V.	210,812	2,411,342
Netherlands-8.39%
Argenx SE, ADR(c)	1,269	1,083,497
ASML Holding N.V.	5,564	9,148,501
IMCD N.V.	13,579	1,484,306
		11,716,304
Poland-2.27%
Allegro.eu S.A.(b)(c)	263,336	3,165,624
Singapore-1.10%
Sea Ltd., ADR(c)	14,336	1,530,225
	Shares	Value
South Korea-3.20%
Samsung Electronics Co. Ltd.	9,260	$1,611,747
SK hynix, Inc.	2,516	2,857,310
		4,469,057
Spain-1.73%
Banco Santander S.A.(a)	169,877	2,410,591
Sweden-0.88%
Epiroc AB, Class A	47,969	1,227,469
Switzerland-9.38%
Cie Financiere Richemont S.A.	12,308	2,906,739
Galderma Group AG, Class A(c)	6,342	1,379,069
Lonza Group AG(c)	5,574	3,882,076
Straumann Holding AG	17,048	2,109,664
UBS Group AG	53,234	2,811,737
		13,089,285
Taiwan-9.38%
Taiwan Semiconductor Manufacturing Co. Ltd.	177,000	13,091,854
United Kingdom-12.77%
AstraZeneca PLC	11,989	2,036,426
BAE Systems PLC	81,698	2,309,384
British American Tobacco PLC	44,527	2,697,042
Halma PLC	30,005	1,431,427
HSBC Holdings PLC	98,716	2,099,069
London Stock Exchange Group PLC	21,252	2,387,143
Rolls-Royce Holdings PLC	114,039	2,271,663
Tesco PLC	395,124	2,596,910
		17,829,064
United States-4.98%
Booking Holdings, Inc.	10,223	1,972,017
Ferguson Enterprises, Inc.	10,626	2,489,990
Illumina, Inc.(c)	12,169	2,495,862
		6,957,869
Total Common Stocks & Other Equity Interests (Cost $122,419,034)		137,920,894
Money Market Funds-1.69%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(d)(e) (Cost $2,356,833)	2,356,833	2,356,833
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.51% (Cost $124,775,867)		140,277,727
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.26%
Invesco Private Government Fund, 3.69%(d)(e)(f)	1,273,015	1,273,015
Invesco Private Prime Fund, 3.82%(d)(e)(f)	3,275,317	3,275,645
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,548,660)		4,548,660
TOTAL INVESTMENTS IN SECURITIES-103.77% (Cost $129,324,527)		144,826,387
OTHER ASSETS LESS LIABILITIES-(3.77)%		(5,259,980)
NET ASSETS-100.00%		$139,566,407
See accompanying notes which are an integral part of this schedule.

Invesco International Growth Focus ETF (MTRA)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $7,814,482, which represented 5.60% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$42,630,425	$(40,273,592)	$-	$-	$2,356,833	$26,075
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	252,196	22,329,233	(21,308,414)	-	-	1,273,015	86,871 *
Invesco Private Prime Fund	654,550	48,485,565	(45,863,366)	1	(1,105)	3,275,645	116,433 *
Total	$906,746	$113,445,223	$(107,445,372)	$1	$(1,105)	$6,905,493	$229,379

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI EAFE Income Advantage ETF (EFAA)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-78.42%
Australia-5.83%
ANZ Group Holdings Ltd.	66,465	$1,733,860
APA Group	29,195	208,458
Aristocrat Leisure Ltd.	11,951	536,146
ASX Ltd.	4,323	166,446
BHP Group Ltd.	111,999	4,712,100
Brambles Ltd.	29,771	407,933
CAR Group Ltd.(a)	7,932	144,562
Cochlear Ltd.	1,458	121,967
Coles Group Ltd.	29,625	499,530
Commonwealth Bank of Australia	36,893	4,603,285
Computershare Ltd.	11,469	328,931
CSL Ltd.	10,712	924,452
Evolution Mining Ltd.	44,793	354,522
Fortescue Ltd.	35,636	461,568
Glencore PLC(b)	207,010	1,522,438
Goodman Group	43,959	913,489
Insurance Australia Group Ltd.	49,230	292,780
Lottery Corp. Ltd. (The)	49,066	191,885
Lynas Rare Earths Ltd.(b)	19,978	195,717
Macquarie Group Ltd.	7,972	1,412,566
Medibank Pvt. Ltd.	60,713	219,662
National Australia Bank Ltd.	67,629	1,954,646
Northern Star Resources Ltd.	29,963	414,485
Origin Energy Ltd.	37,992	286,098
PLS Group Ltd.(a)(b)	69,261	200,875
Pro Medicus Ltd.	1,280	145,342
Qantas Airways Ltd.	16,335	113,466
QBE Insurance Group Ltd.	33,107	573,172
REA Group Ltd.	1,151	129,748
Rio Tinto Ltd.(a)	8,187	973,939
Rio Tinto PLC	23,520	2,282,039
Santos Ltd.	71,599	396,908
Scentre Group	115,145	315,549
SGH Ltd.	4,472	138,044
Sigma Healthcare Ltd.	114,552	235,770
Sonic Healthcare Ltd.	10,138	154,870
South32 Ltd.	98,901	314,724
Stockland	53,411	159,584
Suncorp Group Ltd.	23,890	320,840
Telstra Group Ltd.	86,717	305,578
Transurban Group	68,797	713,121
Vicinity Ltd.	87,398	163,948
Washington H Soul Pattinson & Co. Ltd.(a)	7,538	244,193
Wesfarmers Ltd.	25,036	1,565,242
Westpac Banking Corp.	75,410	1,995,975
WiseTech Global Ltd.	4,247	109,264
Woodside Energy Group Ltd.	41,909	979,066
Woolworths Group Ltd.	26,933	750,194
		35,888,977
Austria-0.28%
BAWAG Group AG(c)	1,600	323,742
Erste Group Bank AG	6,793	886,001
OMV AG	3,256	237,559
Raiffeisen Bank International AG	2,894	198,250
Verbund AG(a)	1,505	103,069
		1,748,621
Belgium-0.68%
Ageas S.A./N.V.	3,291	271,740
Anheuser-Busch InBev S.A./N.V.	19,808	1,716,526
D’Ieteren Group	468	96,380
	Shares	Value
Belgium-(continued)
Elia Group S.A./N.V.	948	$135,528
Financiere de Tubize S.A.(a)	441	98,406
Groupe Bruxelles Lambert N.V.	1,602	144,169
KBC Group N.V.	5,063	726,715
Lotus Bakeries N.V.	7	89,581
Sofina S.A.(a)	360	101,789
Syensqo S.A.	1,545	137,129
UCB S.A.	2,673	684,569
		4,202,532
Brazil-0.03%
Yara International ASA	3,511	165,503
Chile-0.06%
Antofagasta PLC	7,622	379,323
China-0.16%
BOC Hong Kong (Holdings) Ltd.	81,443	541,656
SITC International Holdings Co. Ltd.	30,481	153,695
Wilmar International Ltd.	35,230	107,624
Yangzijiang Shipbuilding Holdings Ltd.	56,920	173,566
		976,541
Czech Republic-0.01%
CSG N.V.(a)(b)	3,306	63,116
Denmark-1.26%
Carlsberg A/S, Class B	2,057	302,216
Coloplast A/S, Class B	2,794	184,347
Danske Bank A/S	13,815	793,244
Demant A/S(b)	1,886	81,448
DSV A/S	4,230	912,116
Genmab A/S(b)	1,341	385,115
Novo Nordisk A/S, Class B	70,988	3,350,221
Novonesis (Novozymes) B, Class B	7,757	504,013
Orsted A/S(b)(c)	10,182	226,496
Pandora A/S	1,671	208,782
Rockwool A/S, Class B	2,057	65,574
Tryg A/S	6,753	160,340
Vestas Wind Systems A/S	21,144	567,851
		7,741,763
Finland-0.90%
Elisa OYJ(a)	3,126	125,784
Fortum OYJ(a)	9,892	224,376
Kesko OYJ, Class B	6,008	149,366
Kone OYJ, Class B	7,246	417,130
Metso OYJ	14,149	264,247
Neste OYJ	9,312	329,258
Nokia OYJ	110,764	1,021,477
Nordea Bank Abp	67,702	1,363,360
Orion OYJ, Class B	2,417	225,449
Sampo OYJ	52,673	581,868
Stora Enso OYJ, Class R	12,153	139,439
UBS AG	11,638	315,907
Wartsila OYJ Abp	10,765	364,243
		5,521,904
France-7.31%
Abivax S.A.(a)(b)	1,166	144,382
Accor S.A.	4,146	215,131
Aeroports de Paris S.A.(a)	706	97,635
Air Liquide S.A.	14,053	2,762,320
Airbus SE	13,116	3,072,155
Alstom S.A.(b)	7,649	141,386
Amundi S.A.(c)	1,357	147,945
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
France-(continued)
AXA S.A.	34,561	$1,787,246
Ayvens S.A.(c)	7,330	98,569
bioMerieux	853	67,838
BNP Paribas S.A.	21,861	2,771,588
Bollore SE	13,629	60,729
Bouygues S.A.	4,877	274,101
Bureau Veritas S.A.	7,010	223,745
Capgemini SE	3,359	398,353
Carrefour S.A.	12,985	237,763
Cie de Saint-Gobain S.A.	9,831	921,905
Cie Generale des Etablissements Michelin S.C.A.	13,642	550,173
Covivio S.A.	1,157	70,472
Credit Agricole S.A.	20,013	446,192
Danone S.A.	13,889	1,077,936
Dassault Aviation S.A.	388	133,733
Dassault Systemes SE	14,782	343,128
Eiffage S.A.	1,511	214,274
ENGIE S.A.	39,239	1,220,367
EssilorLuxottica S.A.	6,632	1,252,753
Gecina S.A.	958	82,807
Getlink SE	5,464	116,299
Hermes International S.C.A.	585	1,034,210
Ipsen S.A.	726	139,966
Kering S.A.	1,567	516,059
Klepierre S.A.	4,759	215,672
Legrand S.A.	5,651	857,181
L’Oreal S.A.	5,293	2,352,164
LVMH Moet Hennessy Louis Vuitton SE	5,488	3,006,861
Orange S.A.	41,064	782,623
Pernod Ricard S.A.	4,325	336,302
Publicis Groupe S.A.	5,048	537,561
Renault S.A.	4,092	128,919
Rexel S.A.	4,886	202,291
Safran S.A.	7,624	2,989,336
Sartorius Stedim Biotech	645	124,423
Schneider Electric SE	12,085	4,051,234
Societe Generale S.A.	14,085	1,320,959
Sodexo S.A.	1,716	112,584
STMicroelectronics N.V.	13,919	741,855
Thales S.A.	2,032	577,167
TotalEnergies SE	43,411	3,818,509
Unibail-Rodamco-Westfield	2,389	290,416
Veolia Environnement S.A.	13,082	519,403
Vinci S.A.	10,281	1,448,332
		45,034,952
Germany-6.93%
adidas AG	3,563	657,752
Allianz SE	8,382	4,165,684
BASF SE	19,678	1,139,804
Bayer AG	21,659	1,199,274
Bayerische Motoren Werke AG	7,344	502,249
Beiersdorf AG	2,001	185,456
Brenntag SE	2,562	180,256
Commerzbank AG(a)	14,293	621,970
Continental AG	2,424	201,133
CTS Eventim AG & Co. KGaA	1,278	86,033
Daimler Truck Holding AG	10,125	571,387
Deutsche Bank AG	40,017	1,469,546
Deutsche Boerse AG	3,997	1,201,251
Deutsche Lufthansa AG	13,216	138,363
Deutsche Post AG	20,274	1,351,287
	Shares	Value
Germany-(continued)
Deutsche Telekom AG	75,710	$2,331,220
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(c)	2,412	117,817
E.ON SE	49,495	1,063,881
Evonik Industries AG	5,662	114,282
Fresenius Medical Care AG	4,200	215,066
Fresenius SE & Co. KGaA	9,300	476,917
GEA Group AG	3,242	229,797
Hannover Rueck SE	1,328	381,929
Heidelberg Materials AG	2,907	539,962
Henkel AG & Co. KGaA	2,000	163,511
Henkel AG & Co. KGaA, Preference Shares	3,332	289,825
Hensoldt AG	1,334	122,264
HOCHTIEF AG	308	157,502
Infineon Technologies AG	28,794	2,061,703
Knorr-Bremse AG	1,404	166,609
Mercedes-Benz Group AG	15,925	859,111
Merck KGaA	2,851	470,118
MTU Aero Engines AG	1,174	491,123
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,877	1,724,319
Nemetschek SE	1,283	86,285
Porsche Automobil Holding SE, Preference Shares	3,363	111,370
Rational AG	131	101,761
Rheinmetall AG	1,038	1,369,090
RWE AG	14,182	930,831
SAP SE	23,033	4,212,322
Sartorius AG, Preference Shares	574	144,341
Scout24 SE(c)	1,539	131,647
Siemens AG	16,374	5,352,792
Siemens Energy AG, Class A	17,097	2,914,320
Siemens Healthineers AG(c)	7,463	317,092
Symrise AG	2,916	298,566
Talanx AG	1,311	173,858
Volkswagen AG, Preference Shares	4,558	393,024
Vonovia SE	15,888	384,584
Zalando SE(b)(c)	4,653	151,417
		42,721,701
Guatemala-0.03%
Millicom International Cellular S.A.	2,037	194,493
Hong Kong-1.45%
AIA Group Ltd.	231,611	2,335,085
CK Asset Holdings Ltd.	38,779	236,228
CK Hutchison Holdings Ltd.	58,710	550,127
CK Infrastructure Holdings Ltd.	13,694	109,242
CLP Holdings Ltd.	36,421	362,147
Futu Holdings Ltd., ADR	1,086	114,160
Henderson Land Development Co. Ltd.	30,757	111,517
HKT Trust & HKT Ltd.	75,466	127,765
Hong Kong & China Gas Co. Ltd. (The)	246,406	220,614
Hong Kong Exchanges & Clearing Ltd.	26,547	1,383,316
Hongkong Land Holdings Ltd.	21,312	172,814
Jardine Matheson Holdings Ltd.	3,524	234,046
Link REIT(a)	57,635	287,311
MTR Corp. Ltd.	34,322	144,825
Power Assets Holdings Ltd.(a)	30,179	227,224
Prudential PLC	55,645	835,023
Sino Land Co. Ltd.	80,635	109,839
Sun Hung Kai Properties Ltd.	28,704	450,551
Swire Pacific Ltd., Class A	7,239	91,940
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Techtronic Industries Co. Ltd.	30,163	$506,789
WH Group Ltd.	169,455	182,347
Wharf Real Estate Investment Co. Ltd.	34,008	115,026
		8,907,936
Ireland-0.39%
AIB Group PLC	46,741	554,667
Bank of Ireland Group PLC	20,946	438,873
Experian PLC	19,840	747,447
Kerry Group PLC, Class A	3,514	334,724
Kingspan Group PLC	3,364	311,958
		2,387,669
Israel-0.88%
Azrieli Group Ltd.	947	124,784
Bank Hapoalim B.M.	28,888	700,048
Bank Leumi le-Israel B.M.	32,574	768,249
Check Point Software Technologies Ltd.(b)	1,730	219,935
Elbit Systems Ltd.	623	502,352
Enlight Renewable Energy Ltd.(b)	3,070	260,069
Harel Insurance Investments & Financial Services Ltd.	2,614	149,578
ICL Group Ltd.	15,644	79,794
Israel Discount Bank Ltd., Class A	26,986	281,120
Mizrahi Tefahot Bank Ltd.	3,453	256,492
Nova Ltd.(b)	671	266,144
OPC Energy Ltd.(b)	3,755	117,597
Phoenix Finance Ltd.	5,024	281,173
Teva Pharmaceutical Industries Ltd., ADR(b)	25,681	899,092
Tower Semiconductor Ltd.(b)	2,456	537,034
		5,443,461
Italy-2.65%
Assicurazioni Generali S.p.A.(a)	17,954	907,841
Banca Mediolanum S.p.A.	4,536	121,268
Banca Monte dei Paschi di Siena S.p.A.	41,871	559,531
Banco BPM S.p.A.	25,056	456,446
BPER Banca S.p.A.	34,500	559,334
Coca-Cola HBC AG(b)	4,416	297,328
Davide Campari-Milano N.V.(a)	12,908	87,715
Enel S.p.A.	168,109	1,894,244
Eni S.p.A.	40,049	1,111,519
Ferrari N.V.	2,667	1,046,283
FinecoBank Banca Fineco S.p.A.	13,477	368,395
Intesa Sanpaolo S.p.A.	307,159	2,316,677
Italgas S.p.A.	13,439	138,275
Leonardo S.p.A.	8,938	568,375
Moncler S.p.A.	4,845	274,957
Poste Italiane S.p.A.	10,085	304,409
Prysmian S.p.A.	6,200	853,630
Recordati Industria Chimica e Farmaceutica S.p.A.	2,287	135,927
Ryanair Holdings PLC	9,211	257,708
Snam S.p.A.	44,452	300,742
Telecom Italia S.p.A.(b)	37,675	319,210
Terna S.p.A.	31,018	354,793
UniCredit S.p.A.	29,919	2,815,356
Unipol Assicurazioni S.p.A.	7,910	246,942
		16,296,905
Ivory Coast-0.04%
Endeavour Mining PLC	4,689	223,359
	Shares	Value
Japan-18.06%
Advantest Corp.	16,089	$3,176,500
AEON Co. Ltd.	47,591	408,010
AGC, Inc.(a)	4,214	158,803
Aisin Corp.	10,001	137,777
Ajinomoto Co., Inc.	18,826	580,126
ANA Holdings, Inc.(a)	3,526	68,817
Asahi Group Holdings Ltd.(a)	30,980	323,070
Asahi Kasei Corp.	27,072	288,774
Asics Corp.	15,000	441,933
Astellas Pharma, Inc.	37,849	519,457
Bandai Namco Holdings, Inc.	11,148	322,706
Bridgestone Corp.	23,487	579,585
Canon, Inc.(a)	17,644	490,753
Capcom Co. Ltd.	5,908	148,299
Central Japan Railway Co.	16,539	411,260
Chiba Bank Ltd. (The)	11,908	193,419
Chubu Electric Power Co., Inc.	14,585	252,350
Chugai Pharmaceutical Co. Ltd.	14,778	640,754
Dai Nippon Printing Co. Ltd.	7,931	143,698
Daifuku Co. Ltd.	6,846	251,991
Dai-ichi Life Holdings, Inc.	75,778	912,995
Daiichi Sankyo Co. Ltd.	37,579	606,877
Daikin Industries Ltd.	5,757	833,301
Daito Trust Construction Co. Ltd.	6,214	131,067
Daiwa House Industry Co. Ltd.	12,416	364,340
Daiwa Securities Group, Inc.	27,672	309,324
Denso Corp.	35,296	433,070
Disco Corp.	1,847	659,684
East Japan Railway Co.	21,258	488,747
Ebara Corp.(a)	10,053	341,018
Eisai Co. Ltd.(a)	5,622	168,886
ENEOS Holdings, Inc.	56,713	468,013
FANUC Corp.	20,632	830,750
Fast Retailing Co. Ltd.	4,161	2,035,978
Fuji Electric Co. Ltd.	3,026	263,878
FUJIFILM Holdings Corp.	24,724	581,556
Fujikura Ltd.	33,201	841,886
Fujitsu Ltd.	37,411	861,647
Furukawa Electric Co. Ltd.	13,582	258,975
Hankyu Hanshin Holdings, Inc.	5,000	147,828
Hikari Tsushin, Inc.	425	103,841
Hitachi Ltd.	97,466	3,191,608
Honda Motor Co. Ltd.	79,921	804,966
Hoya Corp.	7,464	1,140,512
Hulic Co. Ltd.(a)	10,181	111,853
Ibiden Co. Ltd.	5,118	511,633
Idemitsu Kosan Co. Ltd.	17,028	139,295
IHI Corp.	21,487	375,416
Inpex Corp.	19,365	446,001
Isuzu Motors Ltd.(a)	11,361	169,373
ITOCHU Corp.	122,314	1,533,836
Japan Exchange Group, Inc.	21,046	286,075
Japan Post Bank Co. Ltd.	39,395	761,134
Japan Post Holdings Co. Ltd.	37,123	548,797
Japan Post Insurance Co. Ltd.	11,625	127,908
Japan Tobacco, Inc.	24,215	1,078,858
JFE Holdings, Inc.(a)	12,609	142,955
JX Advanced Metals Corp.	12,038	278,688
Kajima Corp.	8,736	291,687
Kansai Electric Power Co., Inc. (The)(a)	20,856	315,615
Kao Corp.	18,735	384,828
Kawasaki Heavy Industries Ltd.	16,196	276,495
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Kawasaki Kisen Kaisha Ltd.(a)	7,514	$133,790
KDDI Corp.	64,619	1,189,625
Keyence Corp.	4,152	2,081,020
Kikkoman Corp.	14,986	154,224
Kioxia Holdings Corp.(b)	6,919	1,927,124
Kirin Holdings Co. Ltd.	17,099	316,089
Komatsu Ltd.	18,959	822,016
Konami Group Corp.	2,188	281,645
Kubota Corp.	21,286	360,855
Kyocera Corp.	25,829	588,633
Kyowa Kirin Co. Ltd.	5,217	83,683
Lasertec Corp.	1,721	395,071
LY Corp.	56,960	158,585
Makita Corp.	4,776	153,721
Marubeni Corp.	31,176	1,006,870
MINEBEA MITSUMI, Inc.	7,288	165,853
Mitsubishi Chemical Group Corp.	26,218	192,789
Mitsubishi Corp.	66,639	1,990,524
Mitsubishi Electric Corp.	41,962	1,510,463
Mitsubishi Estate Co. Ltd.	22,810	553,345
Mitsubishi HC Capital, Inc.(a)	19,444	178,890
Mitsubishi Heavy Industries Ltd.	70,578	1,647,624
Mitsubishi UFJ Financial Group, Inc.	235,420	5,254,495
Mitsui & Co. Ltd.	52,137	1,598,581
Mitsui Fudosan Co. Ltd.	54,708	532,532
Mitsui Kinzoku Co. Ltd.	1,185	222,936
Mitsui OSK Lines Ltd.(a)	7,395	272,980
Mizuho Financial Group, Inc.	52,181	2,703,243
MS&AD Insurance Group Holdings, Inc.	26,323	809,705
Murata Manufacturing Co. Ltd.	35,704	1,625,604
NEC Corp.	27,039	802,958
Nexon Co. Ltd.	6,527	102,217
Nidec Corp.(b)	18,357	294,552
Nintendo Co. Ltd.	24,177	1,152,426
Nippon Building Fund, Inc.	174	146,660
Nippon Paint Holdings Co. Ltd.(a)	20,928	157,802
Nippon Sanso Holdings Corp.	3,761	135,103
Nippon Steel Corp.(a)	106,670	434,227
Nippon Yusen K.K.(a)	8,534	327,437
Nissan Motor Co. Ltd.(a)(b)	51,190	107,995
Nitori Holdings Co. Ltd.(a)	8,499	137,011
Nitto Denko Corp.	14,957	315,600
Nomura Holdings, Inc.	64,652	625,004
Nomura Research Institute Ltd.	8,347	246,748
NTT, Inc.	664,800	636,740
Obayashi Corp.	13,675	268,570
OBIC Co. Ltd.	7,165	205,363
Olympus Corp.	23,287	265,956
Oriental Land Co. Ltd.	23,843	475,539
ORIX Corp.	24,173	974,871
Osaka Gas Co. Ltd.	7,480	256,437
Otsuka Corp.	4,988	102,848
Otsuka Holdings Co. Ltd.	9,260	641,599
Pan Pacific International Holdings Corp.	42,037	238,372
Panasonic Holdings Corp.	51,340	1,356,533
Rakuten Group, Inc.(b)	31,124	162,163
Recruit Holdings Co. Ltd.	29,240	2,310,581
Renesas Electronics Corp.	38,124	763,572
Resona Holdings, Inc.	45,722	619,560
Resonac Holdings Corp.(a)	3,866	321,792
Ryohin Keikaku Co. Ltd.	11,199	293,532
Sanrio Co. Ltd.(a)	21,118	169,326
	Shares	Value
Japan-(continued)
SBI Holdings, Inc.	11,647	$219,710
SCREEN Holdings Co. Ltd.	3,432	261,612
Secom Co. Ltd.	8,728	375,685
Seibu Holdings, Inc.(a)	4,367	97,725
Sekisui House Ltd.(a)	13,200	288,760
Seven & i Holdings Co. Ltd.(a)	41,590	551,073
Shimano, Inc.	1,572	198,284
Shimizu Corp.	10,597	155,985
Shin-Etsu Chemical Co. Ltd.	36,092	1,285,715
Shionogi & Co. Ltd.	16,692	301,585
Shiseido Co. Ltd.	8,857	174,826
SMC Corp.	1,132	488,724
SoftBank Corp.	634,421	889,788
SoftBank Group Corp.	81,887	2,548,654
Sompo Holdings, Inc.	18,054	800,933
Sony Group Corp.	128,768	3,006,895
Subaru Corp.	11,415	194,165
Sumitomo Corp.	83,958	870,824
Sumitomo Electric Industries Ltd.	59,072	781,234
Sumitomo Metal Mining Co. Ltd.	5,298	266,106
Sumitomo Mitsui Financial Group, Inc.	80,182	3,442,739
Sumitomo Mitsui Trust Group, Inc.	55,248	567,669
Sumitomo Realty & Development Co. Ltd.	12,858	287,986
Suntory Beverage & Food Ltd.	2,678	77,582
Suzuki Motor Corp.	34,640	451,834
T&D Holdings, Inc.	9,689	305,127
Taisei Corp.	3,139	254,075
Takeda Pharmaceutical Co. Ltd.	35,121	1,204,993
TDK Corp.	41,771	802,587
Terumo Corp.	29,399	430,955
Toho Co. Ltd.	11,690	112,172
Tokio Marine Holdings, Inc.	39,409	2,007,021
Tokyo Electron Ltd.	9,902	3,308,113
Tokyo Gas Co. Ltd.	6,577	253,713
TOPPAN Holdings, Inc.	4,833	135,419
Toray Industries, Inc.	28,177	202,250
Toyota Motor Corp.	208,850	3,949,441
Toyota Tsusho Corp.	14,057	583,001
Unicharm Corp.	23,555	149,296
West Japan Railway Co.	8,991	169,531
Yamaha Motor Co. Ltd.(a)	19,765	165,207
Yokogawa Electric Corp.	4,851	172,879
Yokohama Financial Group, Inc.	21,423	243,670
Zensho Holdings Co. Ltd.	1,998	124,664
		111,221,092
Luxembourg-0.15%
ArcelorMittal S.A.	9,407	662,988
CVC Capital Partners PLC(a)(c)	4,635	77,647
Eurofins Scientific SE	2,505	197,101
		937,736
Macau-0.05%
Galaxy Entertainment Group Ltd.	43,585	190,093
Sands China Ltd.	53,285	99,936
		290,029
Mexico-0.02%
Fresnillo PLC	4,044	136,024
Netherlands-4.40%
ABN AMRO Bank N.V., CVA(c)	13,616	614,566
Adyen N.V.(b)(c)	603	611,999
Akzo Nobel N.V.(a)	3,378	236,070
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Netherlands-(continued)
argenx SE(b)	1,357	$1,159,647
ASM International N.V.	1,044	964,720
ASML Holding N.V.	8,558	14,071,328
ASR Nederland N.V.	3,468	282,894
BE Semiconductor Industries N.V.	1,561	357,160
Euronext N.V.(c)	1,722	314,151
EXOR N.V.(a)	1,952	155,965
Heineken Holding N.V.	2,648	222,263
Heineken N.V.	6,354	573,997
ING Groep N.V.	64,393	2,257,770
Koninklijke Ahold Delhaize N.V.	19,508	769,901
Koninklijke KPN N.V.	84,375	397,507
Koninklijke Philips N.V.	16,975	446,247
Magnum Ice Cream Co. N.V. (The)(b)	10,753	200,498
Nebius Group N.V., Class A(a)(b)	4,443	845,992
NN Group N.V.	5,785	544,072
Prosus N.V.(b)	28,840	1,337,255
Universal Music Group N.V.	22,298	367,078
Wolters Kluwer N.V.	5,008	392,285
		27,123,365
New Zealand-0.17%
Auckland International Airport Ltd.	37,481	191,716
Contact Energy Ltd.	20,656	110,198
Fisher & Paykel Healthcare Corp. Ltd.	12,952	309,034
Infratil Ltd.	19,822	171,662
Meridian Energy Ltd.	29,500	98,687
Xero Ltd.(b)	3,550	176,907
		1,058,204
Nigeria-0.01%
Airtel Africa PLC(c)	16,900	76,172
Norway-0.47%
Aker BP ASA	6,979	248,656
DNB Bank ASA	17,917	576,495
Equinor ASA	15,501	635,881
Gjensidige Forsikring ASA	4,434	132,177
Kongsberg Gruppen ASA	9,216	287,000
Mowi ASA	9,605	205,548
Norsk Hydro ASA	28,355	261,363
Orkla ASA	16,015	177,768
SalMar ASA	1,502	81,829
Telenor ASA	13,585	191,907
Var Energi ASA	20,645	103,647
		2,902,271
Poland-0.02%
InPost S.A.(a)(b)	5,509	98,035
Portugal-0.14%
Banco Comercial Portugues S.A., Class R	179,523	220,693
EDP S.A.	64,566	331,721
Galp Energia SGPS S.A.	9,022	204,433
Jeronimo Martins SGPS S.A.	6,229	124,640
		881,487
Singapore-1.38%
CapitaLand Ascendas REIT	90,806	181,691
CapitaLand Integrated Commercial Trust	134,481	260,718
CapitaLand Investment Ltd.(a)	51,645	106,914
DBS Group Holdings Ltd.	45,479	2,621,231
Grab Holdings Ltd., Class A(b)	52,553	183,935
Keppel Ltd.	31,053	277,041
Oversea-Chinese Banking Corp. Ltd.	72,117	1,636,287
	Shares	Value
Singapore-(continued)
Sea Ltd., ADR(b)	8,300	$885,942
Sembcorp Industries Ltd.(a)	19,635	84,363
Singapore Airlines Ltd.	33,108	198,400
Singapore Exchange Ltd.	17,768	338,377
Singapore Technologies Engineering Ltd.	34,461	270,502
Singapore Telecommunications Ltd.	163,495	565,081
United Overseas Bank Ltd.	26,629	899,622
		8,510,104
South Africa-0.19%
Anglo American PLC	23,364	1,180,966
South Korea-0.03%
Delivery Hero SE(a)(b)(c)	3,693	160,625
Spain-3.05%
Acciona S.A.	527	144,622
ACS Actividades de Construccion y Servicios S.A.	3,953	502,757
Aena S.M.E. S.A.(c)	16,528	508,375
Amadeus IT Group S.A.	9,682	596,197
Banco Bilbao Vizcaya Argentaria S.A.	124,236	3,474,723
Banco de Sabadell S.A.	105,219	403,049
Banco Santander S.A.(a)	315,659	4,479,269
Bankinter S.A.	13,869	254,544
CaixaBank S.A.	77,448	1,122,501
Cellnex Telecom S.A.(c)	10,536	326,553
EDP Renovaveis S.A.	7,017	108,635
Endesa S.A.	6,878	334,169
Iberdrola S.A.(a)	136,475	3,234,466
Indra Sistemas S.A.	1,673	109,746
Industria de Diseno Textil S.A.	24,054	1,566,313
Mapfre S.A.	20,382	103,987
Naturgy Energy Group S.A.	9,074	302,025
Redeia Corp. S.A.	8,958	157,636
Repsol S.A.	24,377	742,334
Telefonica S.A.(a)	81,255	334,721
		18,806,622
Sweden-2.71%
Addtech AB, Class B	5,728	208,031
Alfa Laval AB	6,379	376,793
Assa Abloy AB, Class B	21,522	797,101
Atlas Copco AB, Class A	55,519	1,170,918
Atlas Copco AB, Class B	32,704	603,162
Beijer Ref AB	9,016	126,999
Boliden AB	6,285	315,656
Epiroc AB, Class A	13,623	348,596
Epiroc AB, Class B	8,415	184,160
EQT AB	9,518	322,683
Essity AB, Class B	12,603	365,443
Evolution AB(b)(c)	2,694	205,226
Fastighets AB Balder, Class B(b)	15,213	83,109
H & M Hennes & Mauritz AB, Class B	9,311	170,201
Hexagon AB, Class B	45,768	450,913
Industrivarden AB, Class A	2,338	134,565
Industrivarden AB, Class C	3,534	201,851
Indutrade AB	6,010	150,612
Investment AB Latour, Class B	3,016	63,507
Investor AB, Class B	38,158	1,645,269
L E Lundbergforetagen AB, Class B	1,583	94,906
Lifco AB, Class B	4,663	158,516
NIBE Industrier AB, Class B	31,447	125,821
Saab AB, Class B	7,058	442,682
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Sweden-(continued)
Sagax AB, Class B	4,876	$85,552
Sandvik AB	22,825	851,942
Securitas AB, Class B	10,544	169,067
Skandinaviska Enskilda Banken AB, Class A	32,275	754,873
Skanska AB, Class B	7,278	203,842
SKF AB, Class B	7,514	203,004
Spotify Technology S.A.(b)	3,245	1,622,305
Svenska Cellulosa AB S.C.A., Class B	13,169	149,441
Svenska Handelsbanken AB, Class A(a)	30,013	458,060
Swedbank AB, Class A	18,084	722,010
Swedish Orphan Biovitrum AB, Class B(b)	3,943	195,036
Tele2 AB, Class B	12,089	209,040
Telefonaktiebolaget LM Ericsson, Class B	58,274	572,153
Telia Co. AB(a)	52,013	240,589
Trelleborg AB, Class B	4,236	187,956
Volvo AB, Class B	34,234	1,307,067
		16,678,657
Switzerland-5.98%
ABB Ltd.	34,540	3,405,153
Avolta AG(b)	1,891	113,441
Banque Cantonale Vaudoise	663	103,929
Barry Callebaut AG	65	90,492
Belimo Holding AG	217	226,118
BKW AG	437	72,140
Chocoladefabriken Lindt & Spruengli AG	2	235,327
Chocoladefabriken Lindt & Spruengli AG, PC	17	196,070
Cie Financiere Richemont S.A.	11,856	2,799,992
DSM-Firmenich AG(b)	3,652	392,827
EMS-Chemie Holding AG(a)	166	167,973
Galderma Group AG, Class A(b)	4,084	888,066
Geberit AG	702	462,205
Givaudan S.A.	206	822,741
Helvetia Baloise Holding AG	1,709	457,962
Julius Baer Group Ltd.(a)	4,555	400,181
Kuehne + Nagel International AG, Class R	1,071	272,541
Logitech International S.A., Class R	3,209	327,493
Lonza Group AG(b)	1,547	1,077,426
Nestle S.A.	56,795	5,672,511
Partners Group Holding AG(a)	466	388,137
Roche Holding AG	15,487	6,764,232
Roche Holding AG, BR	649	287,486
Sandoz Group AG	9,219	750,956
Schindler Holding AG	442	135,096
Schindler Holding AG, PC	880	276,801
SGS S.A.	3,665	433,967
Sika AG(b)	3,351	753,384
Sonova Holding AG, Class A	1,087	295,938
Straumann Holding AG	2,454	303,679
Swatch Group AG (The), BR	628	140,302
Swiss Life Holding AG	621	732,235
Swiss Prime Site AG(b)	1,767	287,984
Swisscom AG	586	449,975
UBS Group AG	69,976	3,696,024
VAT Group AG(c)	606	453,241
Zurich Insurance Group AG	3,298	2,510,316
		36,844,341
United Kingdom-9.85%
3i Group PLC	21,477	825,590
Admiral Group PLC	5,736	290,341
Associated British Foods PLC(a)	6,217	174,404
AstraZeneca PLC	33,326	5,660,684
	Shares	Value
United Kingdom-(continued)
Aviva PLC	66,804	$624,304
BAE Systems PLC	64,601	1,826,098
Barclays PLC	301,702	2,070,682
British American Tobacco PLC	44,279	2,682,020
BT Group PLC	126,355	341,616
Bunzl PLC	7,166	270,023
Centrica PLC	102,152	212,854
Coca-Cola Europacific Partners PLC	4,421	483,923
Compass Group PLC	37,490	1,190,527
Diageo PLC	49,098	1,077,001
GSK PLC	89,431	2,322,011
Haleon PLC	196,378	959,954
Halma PLC	8,157	389,140
HSBC Holdings PLC	378,744	8,053,503
Imperial Brands PLC	16,313	618,174
Informa PLC	28,008	335,028
International Consolidated Airlines Group S.A.	25,557	148,954
Intertek Group PLC	3,378	266,409
J Sainsbury PLC	37,604	181,069
Kingfisher PLC	37,262	155,224
Land Securities Group PLC	16,437	156,329
Legal & General Group PLC	115,488	468,226
Lloyds Banking Group PLC	1,291,211	1,992,757
London Stock Exchange Group PLC	9,839	1,105,171
M&G PLC	49,145	237,053
Marks & Spencer Group PLC	45,535	248,542
Melrose Industries PLC	27,517	169,014
National Grid PLC(a)	109,644	1,752,342
NatWest Group PLC	175,963	1,657,331
Next PLC	2,550	509,900
Pearson PLC	10,402	175,270
Reckitt Benckiser Group PLC	14,143	996,695
RELX PLC	39,369	1,382,630
Rentokil Initial PLC	55,700	256,132
Rolls-Royce Holdings PLC	185,113	3,687,461
Sage Group PLC (The)	20,377	268,027
Schroders PLC	17,765	140,703
Segro PLC	26,856	350,292
Severn Trent PLC	5,968	241,667
Shell PLC	123,794	5,657,855
Smith & Nephew PLC	16,943	264,645
Smiths Group PLC	6,728	239,898
Spirax Group PLC	1,613	151,006
SSE PLC	26,723	843,019
Standard Chartered PLC	39,244	1,158,629
Standard Life PLC	15,546	193,436
Tesco PLC	140,674	924,565
Unilever PLC	48,169	3,060,329
United Utilities Group PLC	16,378	304,577
Verisure PLC(b)	5,117	63,484
Vodafone Group PLC	406,881	644,758
Wise Group PLC, Class A(b)	15,830	188,793
		60,650,069
United States-2.85%
A.P. Moller - Maersk A/S, Class A	45	117,242
A.P. Moller - Maersk A/S, Class B	61	163,895
Aegon Ltd.	26,870	254,781
AerCap Holdings N.V.	3,547	535,242
Alcon AG(a)	11,013	755,804
BP PLC	346,168	2,596,958
Buzzi S.p.A.	1,709	80,884
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
United States-(continued)
Ferrovial N.V.	10,394	$679,335
Holcim AG(b)	11,243	1,020,379
InterContinental Hotels Group PLC	3,134	506,790
Novartis AG	40,360	6,307,296
Octave Intelligence PLC(b)	4,584	82,022
Qiagen N.V.	4,556	187,052
Sanofi S.A.	24,056	2,066,833
Stellantis N.V.(b)	44,722	256,910
Sunbelt Rentals Holdings, Inc.	9,045	647,078
Swiss Re AG	6,589	1,095,696
Tenaris S.A.	7,081	202,693
		17,556,890
Total Common Stocks & Other Equity Interests (Cost $425,866,993)		483,011,445
	Principal Amount
Equity Linked Notes-5.24%
Canada-1.66%
Bank of Montreal (iShares MSCI EAFE ETF), 120.03%, 08/12/2026(c)	1,035,000	1,023,140
Bank of Montreal (iShares MSCI EAFE ETF), 144.27%, 08/19/2026(c)	2,158,000	2,133,444
Bank of Montreal (iShares MSCI EAFE ETF), 127.89%, 08/28/2026(c)	2,175,000	2,176,427
Royal Bank of Canada (iShares MSCI EAFE ETF), 143.69%, 08/18/2026(c)	1,455,000	1,373,517
Toronto-Dominion Bank (The) (iShares MSCI EAFE ETF), 118.00%, 08/11/2026(c)	1,211,000	1,209,203
Toronto-Dominion Bank (The) (iShares MSCI EAFE ETF), 145.20%, 08/12/2026(c)	848,000	828,634
Toronto-Dominion Bank (The) (iShares MSCI EAFE ETF), 140.15%, 08/14/2026(c)	1,511,000	1,476,574
		10,220,939
France-1.30%
Societe Generale S.A. (iShares MSCI EAFE ETF), 138.23%, 08/10/2026(c)	1,950,000	1,947,547
Societe Generale S.A. (iShares MSCI EAFE ETF), 129.26%, 08/11/2026(c)	694,000	677,043
Societe Generale S.A. (iShares MSCI EAFE ETF), 137.58%, 08/20/2026(c)	2,340,000	2,323,112
Societe Generale S.A. (iShares MSCI EAFE ETF), 139.75%, 08/21/2026(c)	1,652,000	1,607,532
Societe Generale S.A. (iShares MSCI EAFE ETF), 122.38%, 08/27/2026(c)	1,488,000	1,455,335
		8,010,569
United States-2.28%
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 123.63%, 08/06/2026(c)	1,121,000	1,121,319
	Principal Amount
Equity Linked Notes-5.24%
United States-(continued)
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 136.76%, 08/07/2026(c)	1,791,000	$1,753,878
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 126.20%, 08/24/2026(c)	1,507,000	1,482,950
Wells Fargo Bank N.A. (iShares MSCI EAFE ETF), 149.82%, 08/13/2026(c)	1,369,000	1,371,429
Wells Fargo Bank N.A. (iShares MSCI EAFE ETF), 141.78%, 08/17/2026(c)	2,357,000	2,276,652
Wells Fargo Bank N.A. (iShares MSCI EAFE ETF), 125.72%, 08/25/2026(c)	1,891,000	1,873,028
Wells Fargo Bank N.A. (iShares MSCI EAFE ETF), 120.09%, 08/26/2026(c)	2,165,000	2,144,190
Wells Fargo Bank, N.A. (iShares MSCI EAFE ETF), 124.82%, 08/31/2026(c)	2,043,000	2,043,000
		14,066,446
Total Equity Linked Notes (Cost $32,761,000)		32,297,954
	Shares
Money Market Funds-16.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(d)(e) (Cost $98,832,699)	98,832,699	98,832,699
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $557,460,692)		614,142,098
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.25%
Invesco Private Government Fund, 3.69%(d)(e)(f)	3,860,939	3,860,939
Invesco Private Prime Fund, 3.82%(d)(e)(f)	10,026,966	10,027,969
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,889,229)		13,888,908
TOTAL INVESTMENTS IN SECURITIES-101.96% (Cost $571,349,921)		628,031,006
OTHER ASSETS LESS LIABILITIES-(1.96)%		(12,051,434)
NET ASSETS-100.00%		$615,979,572
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
ETF-Exchange-Traded Fund
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $37,161,234, which represented 6.03% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$43,461,647	$117,113,762	$(61,742,710)	$-	$-	$98,832,699	$1,949,258
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,026,786	15,696,413	(13,862,260)	-	-	3,860,939	174,943 *
Invesco Private Prime Fund	5,273,730	37,174,329	(32,418,850)	(292)	(948)	10,027,969	243,439 *
Total	$50,762,163	$169,984,504	$(108,023,820)	$(292)	$(948)	$112,721,607	$2,367,640

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Hedged Advantage ETF (QQHG)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-93.30%
Advertising-0.10%
Omnicom Group, Inc.	162	$12,749
Aerospace & Defense-0.54%
Boeing Co. (The)(b)	61	13,185
General Electric Co.	57	20,524
Howmet Aerospace, Inc.	82	23,145
RTX Corp.	63	13,559
		70,413
Agricultural & Farm Machinery-0.05%
Deere & Co.	11	6,519
Alternative Carriers-0.10%
Liberty Global Ltd., Class C (Belgium)(b)	1,224	12,681
Apparel Retail-0.56%
TJX Cos., Inc. (The)	457	71,904
Application Software-4.64%
AppFolio, Inc., Class A(b)	75	13,514
Atlassian Corp., Class A(b)	141	14,243
Aurora Innovation, Inc.(b)	1,505	9,707
Bentley Systems, Inc., Class B	459	16,267
DocuSign, Inc.(b)	418	22,919
Dynatrace, Inc.(b)	690	30,581
Elastic N.V.(b)	196	12,895
Fair Isaac Corp.(b)	9	10,107
Guidewire Software, Inc.(b)	120	18,233
HubSpot, Inc.(b)	36	8,545
Manhattan Associates, Inc.(b)	192	36,741
Nutanix, Inc., Class A(b)	351	20,712
Palantir Technologies, Inc., Class A(b)	1,393	171,423
Procore Technologies, Inc.(b)	383	20,977
PTC, Inc.(b)	155	21,266
Sailpoint, Inc.(b)	678	11,370
Salesforce, Inc.	488	89,802
Samsara, Inc., Class A(b)	407	15,169
Trimble, Inc.(b)	232	13,126
Tyler Technologies, Inc.(b)	66	20,434
Zoom Communications, Inc., Class A(b)	228	21,904
		599,935
Automobile Manufacturers-2.51%
Tesla, Inc.(b)	1,045	325,214
Biotechnology-1.66%
AbbVie, Inc.	213	53,450
Ascendis Pharma A/S (Denmark)(b)	48	11,708
Biogen, Inc.(b)	54	10,959
Biogen, Inc., Rts.(b)(c)	319	0
BioMarin Pharmaceutical, Inc.(b)	283	16,986
Exelixis, Inc.(b)	187	9,917
Incyte Corp.(b)	117	13,984
Insmed, Inc.(b)	82	8,085
Ionis Pharmaceuticals, Inc.(b)	160	8,283
Madrigal Pharmaceuticals, Inc.(b)	24	11,216
Natera, Inc.(b)	59	15,798
Neurocrine Biosciences, Inc.(b)	77	12,843
Revolution Medicines, Inc.(b)	79	14,815
Roivant Sciences Ltd.(b)	375	12,716
United Therapeutics Corp.(b)	26	13,460
		214,220
Broadcasting-0.08%
Fox Corp., Class B	211	10,959
	Shares	Value
Broadline Retail-4.92%
Amazon.com, Inc.(b)	2,313	$628,164
eBay, Inc.	73	8,323
		636,487
Building Products-0.25%
Johnson Controls International PLC	95	13,933
Trane Technologies PLC	42	19,108
		33,041
Communications Equipment-1.45%
Arista Networks, Inc.(b)	201	36,250
Ciena Corp.(b)	54	20,361
F5, Inc.(b)	87	35,023
Motorola Solutions, Inc.	137	59,698
Ubiquiti, Inc.	29	16,139
Viavi Solutions, Inc.(b)	546	20,175
		187,646
Construction & Engineering-0.22%
Comfort Systems USA, Inc.	11	19,027
Quanta Services, Inc.	14	9,343
		28,370
Construction Machinery & Heavy Transportation Equipment-0.26%
Caterpillar, Inc.	41	33,407
Consumer Staples Merchandise Retail-1.06%
BJ’s Wholesale Club Holdings, Inc., Class C(b)	386	37,743
Dollar General Corp.	181	22,996
Dollar Tree, Inc.(b)	160	20,353
Target Corp.	385	55,629
		136,721
Copper-0.35%
Freeport-McMoRan, Inc.	259	16,221
Southern Copper Corp. (Mexico)	161	29,417
		45,638
Data Center REITs-0.16%
Equinix, Inc.	20	20,386
Distillers & Vintners-0.08%
Constellation Brands, Inc., Class A	80	10,418
Electric Utilities-1.06%
Duke Energy Corp.	101	12,669
Entergy Corp.	200	21,524
NextEra Energy, Inc.	486	42,243
Southern Co. (The)	647	61,167
		137,603
Electrical Components & Equipment-0.28%
AMETEK, Inc.	50	12,085
Eaton Corp. PLC	31	12,871
Vertiv Holdings Co., Class A	45	10,871
		35,827
Electronic Components-0.36%
Amphenol Corp., Class A	120	19,284
Coherent Corp.(b)	25	6,572
Corning, Inc.	62	8,571
Littelfuse, Inc.	27	11,938
		46,365
Electronic Equipment & Instruments-0.41%
Keysight Technologies, Inc.(b)	124	39,566
Teledyne Technologies, Inc.(b)	21	13,767
		53,333
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Electronic Manufacturing Services-0.19%
Flex Ltd.(b)	80	$9,100
Jabil, Inc.	49	15,437
		24,537
Environmental & Facilities Services-0.50%
Republic Services, Inc.	149	31,372
Rollins, Inc.	193	7,328
Waste Management, Inc.	116	26,280
		64,980
Fertilizers & Agricultural Chemicals-0.10%
Corteva, Inc.	161	12,672
Financial Exchanges & Data-0.17%
CME Group, Inc., Class A	50	13,389
S&P Global, Inc.	20	8,239
		21,628
Food Distributors-0.83%
Performance Food Group Co.(b)	284	32,487
Sysco Corp.	496	42,279
US Foods Holding Corp.(b)	320	32,189
		106,955
Food Retail-0.85%
Casey’s General Stores, Inc.	54	47,034
Kroger Co. (The)	700	40,418
Maplebear, Inc.(b)	263	11,730
Sprouts Farmers Market, Inc.(b)	128	11,156
		110,338
Gas Utilities-0.39%
Atmos Energy Corp.	289	49,933
Gold-0.12%
Newmont Corp.	165	15,462
Health Care Distributors-0.36%
Cardinal Health, Inc.	54	12,422
Cencora, Inc.	32	9,963
McKesson Corp.	28	23,973
		46,358
Health Care Equipment-0.83%
Abbott Laboratories	273	28,856
Boston Scientific Corp.(b)	152	7,103
Edwards Lifesciences Corp.(b)	176	15,148
Medtronic PLC	182	15,541
ResMed, Inc.	58	12,237
Stryker Corp.	88	28,662
		107,547
Health Care REITs-0.48%
Ventas, Inc.	140	13,092
Welltower, Inc.	212	49,701
		62,793
Health Care Services-0.05%
CVS Health Corp.	57	5,953
Heavy Electrical Equipment-0.11%
GE Vernova, Inc.	15	14,854
Home Improvement Retail-0.40%
Home Depot, Inc. (The)	137	45,479
Lowe’s Cos., Inc.	30	6,234
		51,713
	Shares	Value
Hotels, Resorts & Cruise Lines-0.74%
Hilton Worldwide Holdings, Inc.	180	$57,688
Royal Caribbean Cruises Ltd.	70	22,281
Viking Holdings Ltd.(b)	146	15,235
		95,204
Household Products-0.47%
Procter & Gamble Co. (The)	424	61,264
Industrial Gases-0.07%
Air Products and Chemicals, Inc.	32	9,437
Industrial Machinery & Supplies & Components-0.23%
Parker-Hannifin Corp.	30	29,296
Industrial REITs-0.23%
Prologis, Inc.	204	29,500
Integrated Oil & Gas-0.60%
Chevron Corp.	141	27,753
ExxonMobil Holdings Corp.	321	49,896
		77,649
Integrated Telecommunication Services-1.76%
AT&T, Inc.	4,475	104,044
Verizon Communications, Inc.	2,643	123,719
		227,763
Interactive Media & Services-9.16%
Alphabet, Inc., Class C	2,297	819,225
Meta Platforms, Inc., Class A	640	356,294
Reddit, Inc., Class A(b)	65	9,144
		1,184,663
Internet Services & Infrastructure-0.96%
Akamai Technologies, Inc.(b)	60	6,911
Cloudflare, Inc., Class A(b)	60	16,739
GoDaddy, Inc., Class A(b)	142	11,749
MongoDB, Inc.(b)	49	16,536
Okta, Inc.(b)	148	21,006
Snowflake, Inc., Class A(b)	90	26,395
Twilio, Inc., Class A(b)	58	11,446
VeriSign, Inc.	48	13,921
		124,703
Investment Banking & Brokerage-0.10%
Charles Schwab Corp. (The)	123	12,945
IT Consulting & Other Services-0.62%
Accenture PLC, Class A	232	38,493
Cognizant Technology Solutions Corp., Class A	239	13,229
Gartner, Inc.(b)	50	7,551
International Business Machines Corp.	93	20,800
		80,073
Managed Health Care-0.15%
UnitedHealth Group, Inc.	48	19,891
Movies & Entertainment-0.75%
Liberty Media Corp.-Liberty Formula One(b)	140	13,738
Roku, Inc., Class A(b)	89	12,906
Spotify Technology S.A. (Sweden)(b)	30	14,998
TKO Group Holdings, Inc.	84	15,272
Walt Disney Co. (The)	416	40,015
		96,929
Multi-Sector Holdings-0.21%
Berkshire Hathaway, Inc., Class B(b)	52	26,600
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Multi-Utilities-0.12%
CenterPoint Energy, Inc.	159	$6,684
Sempra	107	9,475
		16,159
Oil & Gas Refining & Marketing-0.08%
Valero Energy Corp.	35	10,952
Oil & Gas Storage & Transportation-0.06%
Williams Cos., Inc. (The)	105	7,512
Packaged Foods & Meats-0.15%
Hershey Co. (The)	63	11,028
McCormick & Co., Inc.	175	8,908
		19,936
Passenger Ground Transportation-0.09%
Uber Technologies, Inc.(b)	159	11,187
Pharmaceuticals-0.65%
Eli Lilly and Co.	20	22,977
Johnson & Johnson	165	42,298
Merck & Co., Inc.	141	18,358
		83,633
Property & Casualty Insurance-0.21%
Chubb Ltd.	39	13,676
Progressive Corp. (The)	61	12,897
		26,573
Publishing-0.27%
New York Times Co. (The), Class A	234	17,524
News Corp., Class A	636	17,528
		35,052
Rail Transportation-0.13%
Union Pacific Corp.	58	16,944
Restaurants-0.84%
Chipotle Mexican Grill, Inc.(b)	530	19,727
Darden Restaurants, Inc.	33	6,718
McDonald’s Corp.	192	51,963
Restaurant Brands International, Inc. (Canada)	150	11,103
Texas Roadhouse, Inc.	59	12,121
Yum! Brands, Inc.	46	7,051
		108,683
Semiconductor Materials & Equipment-5.83%
Amkor Technology, Inc.	111	5,536
Applied Materials, Inc.	514	260,942
Entegris, Inc.	106	12,619
FormFactor, Inc.(b)	108	11,470
KLA Corp.	874	159,785
Lam Research Corp.	853	249,946
MKS, Inc.	77	22,904
Onto Innovation, Inc.(b)	44	11,377
Qnity Electronics, Inc.	154	20,202
		754,781
Semiconductors-22.65%
Advanced Micro Devices, Inc.(b)	944	449,486
Allegro MicroSystems, Inc.(b)	260	10,790
Broadcom, Inc.	1,025	399,012
Cirrus Logic, Inc.(b)	112	14,487
Credo Technology Group Holding Ltd.(b)	49	10,143
First Solar, Inc.(b)	32	6,753
GLOBALFOUNDRIES, Inc.	188	9,398
Intel Corp.(b)	2,896	261,219
Lattice Semiconductor Corp.(b)	192	23,860
	Shares	Value
Semiconductors-(continued)
MACOM Technology Solutions Holdings, Inc.(b)	65	$16,344
Marvell Technology, Inc.	579	108,597
Micron Technology, Inc.	638	525,093
NVIDIA Corp.	5,030	1,009,773
ON Semiconductor Corp.(b)	203	16,567
Qorvo, Inc.(b)	200	18,114
Rambus, Inc.(b)	113	10,286
Semtech Corp.(b)	122	14,374
SiTime Corp.(b)	21	11,239
Skyworks Solutions, Inc.	244	15,196
		2,930,731
Soft Drinks & Non-alcoholic Beverages-1.13%
Coca-Cola Co. (The)	1,668	146,100
Specialty Chemicals-0.21%
Ecolab, Inc.	55	15,269
Sherwin-Williams Co. (The)	35	11,930
		27,199
Steel-0.09%
Nucor Corp.	47	12,093
Systems Software-7.53%
Gen Digital, Inc.	349	9,580
GitLab, Inc., Class A(b)	368	12,700
Microsoft Corp.	1,794	833,708
Oracle Corp.	147	19,091
Rubrik, Inc., Class A(b)	122	8,828
SentinelOne, Inc., Class A(b)	955	18,202
ServiceNow, Inc.(b)	330	36,706
UiPath, Inc., Class A(b)	1,095	13,972
Zscaler, Inc.(b)	140	21,168
		973,955
Technology Hardware, Storage & Peripherals-9.30%
Apple, Inc.	3,070	948,354
Dell Technologies, Inc., Class C	20	8,107
Everpure, Inc., Class A(b)	91	7,022
Hewlett Packard Enterprise Co.	136	6,514
NetApp, Inc.	63	11,246
Sandisk Corp.(b)	85	103,261
Western Digital Corp.	217	118,230
		1,202,734
Tobacco-0.54%
Altria Group, Inc.	413	28,220
Philip Morris International, Inc. (Switzerland)	219	41,790
		70,010
Trading Companies & Distributors-0.10%
W.W. Grainger, Inc.	9	12,440
Transaction & Payment Processing Services-0.66%
Mastercard, Inc., Class A	68	38,971
Visa, Inc., Class A	127	46,498
		85,469
Wireless Telecommunication Services-0.13%
Millicom International Cellular S.A. (Guatemala)	180	17,186
Total Common Stocks & Other Equity Interests (Cost $8,717,621)		12,070,805
Options Purchased-6.53%
(Cost $801,055)†		844,908
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-1.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(d)(e) (Cost $141,372)	141,372	$141,372
TOTAL INVESTMENTS IN SECURITIES-100.93% (Cost $9,660,048)		13,057,085
OTHER ASSETS LESS LIABILITIES-(0.93)%		(119,831)
NET ASSETS-100.00%		$12,937,254

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$1,409,024	$(1,267,652)	$-	$-	$141,372	$1,273

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Nasdaq-100 Micro Index	Put	05/21/2027	31	$275	$852,500	$55,800
Nasdaq-100 Micro Index	Put	04/16/2027	31	275	852,500	52,700
Nasdaq-100 Micro Index	Put	10/16/2026	38	276	1,048,800	33,060
Nasdaq-100 Micro Index	Put	12/18/2026	38	290	1,102,000	68,400
Nasdaq-100 Micro Index	Put	03/19/2027	42	290	1,218,000	90,300
Nasdaq-100 Micro Index	Put	09/18/2026	21	295	619,500	34,188
Nasdaq-100 Micro Index	Put	01/15/2027	38	295	1,121,000	81,700
Nasdaq-100 Micro Index	Put	11/20/2026	34	295	1,003,000	64,600
Nasdaq-100 Micro Index	Put	02/19/2027	31	300	930,000	79,050
Nasdaq-100 Micro Index	Put	06/17/2027	28	305	854,000	89,600
Nasdaq-100 Micro Index	Put	07/16/2027	35	302	1,057,000	108,500
Nasdaq-100 Micro Index	Put	08/20/2027	35	285	997,500	87,010
Total Index Options Purchased						$844,908

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
July 31, 2026
(Unaudited)
Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Nasdaq-100 Micro Index	Put	11/20/2026	17	$196	$(333,200)	$(1,632)
Nasdaq-100 Micro Index	Put	09/18/2026	21	177	(371,700)	(263)
Nasdaq-100 Micro Index	Put	10/16/2026	19	185	(351,500)	(665)
Nasdaq-100 Micro Index	Put	12/18/2026	19	189	(359,100)	(2,023)
Nasdaq-100 Micro Index	Put	02/19/2027	16	195	(312,000)	(3,184)
Nasdaq-100 Micro Index	Put	01/15/2027	19	191	(362,900)	(2,869)
Nasdaq-100 Micro Index	Put	03/19/2027	21	187	(392,700)	(4,200)
Nasdaq-100 Micro Index	Put	04/16/2027	15	175	(262,500)	(2,700)
Nasdaq-100 Micro Index	Put	05/21/2027	16	206	(329,600)	(7,200)
Nasdaq-100 Micro Index	Put	06/17/2027	14	230	(322,000)	(11,200)
Nasdaq-100 Micro Index	Put	07/16/2027	17	227	(385,900)	(13,600)
Nasdaq-100 Micro Index	Put	08/20/2027	17	211	(358,700)	(11,390)
Equity Risk
Nasdaq-100 Micro Index	Call	08/07/2026	114	319	(3,636,600)	(570)
Nasdaq-100 Micro Index	Call	08/14/2026	105	310	(3,255,000)	(1,260)
Nasdaq-100 Micro Index	Call	08/21/2026	113	310	(3,503,000)	(1,526)
Nasdaq-100 Micro Index	Call	08/28/2026	92	310	(2,852,000)	(2,668)
Total Exchange-Traded Options Written						$(66,950)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Income Advantage ETF (QQA)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-76.89%
Aerospace & Defense-0.51%
Axon Enterprise, Inc.(b)	2,238	$1,181,127
Honeywell Aerospace, Inc.(b)	8,772	1,813,523
Rocket Lab Corp.(b)	16,034	1,041,408
		4,036,058
Alternative Carriers-0.73%
Space Exploration Technologies Corp., Class A(b)	53,106	5,755,097
Apparel Retail-0.28%
Ross Stores, Inc.	8,927	2,241,302
Application Software-3.52%
Adobe, Inc.(b)	11,203	2,805,343
AppLovin Corp., Class A(b)	8,465	3,351,294
Autodesk, Inc.(b)	5,842	1,368,196
Cadence Design Systems, Inc.(b)	7,635	2,596,053
Datadog, Inc., Class A(b)	9,171	2,457,553
Intuit, Inc.	7,575	2,394,230
Palantir Technologies, Inc., Class A(b)	63,620	7,829,077
Roper Technologies, Inc.	2,802	1,098,300
Strategy, Inc., Class A(b)	9,170	855,378
Synopsys, Inc.(b)	5,299	2,060,039
Workday, Inc., Class A(b)	5,564	892,132
		27,707,595
Automobile Manufacturers-1.98%
Tesla, Inc.(b)	50,135	15,602,513
Automotive Retail-0.26%
O’Reilly Automotive, Inc., Class R(b)	22,960	2,051,476
Biotechnology-2.10%
Alnylam Pharmaceuticals, Inc.(b)	3,702	760,835
Amgen, Inc.	14,957	5,760,838
Gilead Sciences, Inc.	34,398	4,478,964
Regeneron Pharmaceuticals, Inc.	2,856	2,178,071
Vertex Pharmaceuticals, Inc.(b)	7,026	3,352,105
		16,530,813
Broadline Retail-4.27%
Amazon.com, Inc.(b)	107,956	29,318,690
MercadoLibre, Inc. (Brazil)(b)	1,407	2,642,276
PDD Holdings, Inc., ADR (China)(b)	18,505	1,638,803
		33,599,769
Cargo Ground Transportation-0.16%
Old Dominion Freight Line, Inc.	5,763	1,222,563
Communications Equipment-1.80%
Cisco Systems, Inc.	109,206	12,666,804
Lumentum Holdings, Inc.(b)	2,148	1,533,543
		14,200,347
Construction & Engineering-0.16%
Ferrovial N.V.	19,933	1,297,638
Construction Machinery & Heavy Transportation Equipment-0.25%
PACCAR, Inc.	14,581	1,934,607
Consumer Staples Merchandise Retail-3.40%
Costco Wholesale Corp.	12,292	11,700,632
Walmart, Inc.	135,159	15,029,681
		26,730,313
	Shares	Value
Diversified Support Services-0.38%
Cintas Corp.	11,079	$2,267,096
Copart, Inc.(b)	25,654	747,044
		3,014,140
Electric Utilities-0.92%
American Electric Power Co., Inc.	15,072	1,926,955
Constellation Energy Corp.	10,013	2,630,916
Exelon Corp.	28,347	1,298,859
Xcel Energy, Inc.	17,298	1,352,704
		7,209,434
Health Care Equipment-0.82%
Dexcom, Inc.(b)	10,691	892,164
GE HealthCare Technologies, Inc.	12,610	857,732
IDEXX Laboratories, Inc.(b)	2,193	1,226,041
Intuitive Surgical, Inc.(b)	9,813	3,467,227
		6,443,164
Hotels, Resorts & Cruise Lines-1.09%
Airbnb, Inc., Class A(b)	11,578	1,754,299
Booking Holdings, Inc.	21,465	4,140,598
Marriott International, Inc., Class A	7,301	2,722,032
		8,616,929
Human Resource & Employment Services-0.52%
Automatic Data Processing, Inc.	11,069	2,949,446
Paychex, Inc.	9,921	1,159,169
		4,108,615
Industrial Conglomerates-0.27%
Honeywell International, Inc.	8,772	2,132,035
Industrial Gases-0.78%
Linde PLC	12,804	6,125,177
Integrated Telecommunication Services-0.30%
Comcast Corp., Class A	98,710	2,365,092
Interactive Home Entertainment-0.34%
Electronic Arts, Inc.	6,947	1,457,898
Take-Two Interactive Software, Inc.(b)	5,147	1,250,309
		2,708,207
Interactive Media & Services-7.23%
Alphabet, Inc., Class A	58,452	20,816,511
Alphabet, Inc., Class C	54,757	19,529,084
Meta Platforms, Inc., Class A	29,722	16,546,534
		56,892,129
Internet Services & Infrastructure-0.62%
CoreWeave, Inc., Class A(b)	12,402	890,091
Shopify, Inc., Class A (Canada)(b)	33,791	3,958,616
		4,848,707
Movies & Entertainment-1.30%
Netflix, Inc.(b)	116,666	8,366,119
Warner Bros. Discovery, Inc.(b)	69,464	1,826,903
		10,193,022
Oil & Gas Equipment & Services-0.21%
Baker Hughes Co., Class A	27,484	1,662,507
Oil & Gas Exploration & Production-0.20%
Diamondback Energy, Inc.	7,794	1,581,792
Packaged Foods & Meats-0.39%
Kraft Heinz Co. (The)	32,857	849,353
Mondelez International, Inc., Class A	35,563	2,215,931
		3,065,284
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Rail Transportation-0.33%
CSX Corp.	51,485	$2,594,844
Research & Consulting Services-0.13%
Thomson Reuters Corp. (Canada)	10,565	1,036,756
Restaurants-0.71%
DoorDash, Inc., Class A(b)	11,397	2,235,636
Starbucks Corp.	31,577	3,323,479
		5,559,115
Semiconductor Materials & Equipment-4.28%
Applied Materials, Inc.	21,995	11,166,202
ASML Holding N.V., New York Shares (Netherlands)	2,542	4,140,918
KLA Corp.	36,192	6,616,621
Lam Research Corp.	34,650	10,153,143
Teradyne, Inc.	4,337	1,594,672
		33,671,556
Semiconductors-19.93%
Advanced Micro Devices, Inc.(b)	45,179	21,511,981
Analog Devices, Inc.	13,500	4,960,035
ARM Holdings PLC, ADR(b)	11,753	2,817,077
Astera Labs, Inc.(b)	4,742	1,475,853
Broadcom, Inc.	47,580	18,521,942
Intel Corp.(b)	139,246	12,559,989
Marvell Technology, Inc.	24,239	4,546,267
Microchip Technology, Inc.	15,019	1,115,761
Micron Technology, Inc.	31,243	25,713,926
Monolithic Power Systems, Inc.	1,366	1,947,957
NVIDIA Corp.	242,874	48,756,955
NXP Semiconductors N.V. (Netherlands)	6,991	1,602,058
QUALCOMM, Inc.	29,201	4,310,360
Texas Instruments, Inc.	25,211	6,951,681
		156,791,842
Soft Drinks & Non-alcoholic Beverages-1.32%
Coca-Cola Europacific Partners PLC (United Kingdom)	12,358	1,352,707
Keurig Dr Pepper, Inc.	37,696	1,173,100
Monster Beverage Corp.(b)	27,100	2,611,898
PepsiCo, Inc.	37,867	5,284,718
		10,422,423
Systems Software-6.61%
CrowdStrike Holdings, Inc., Class A(b)	28,219	5,385,879
Fortinet, Inc.(b)	20,294	3,286,613
Microsoft Corp.	74,557	34,648,129
Nebius Group N.V., Class A (Netherlands)(b)(c)	6,104	1,162,263
Palo Alto Networks, Inc.(b)	22,604	7,500,685
		51,983,569
Technology Hardware, Storage & Peripherals-7.76%
Apple, Inc.	147,403	45,534,261
Sandisk Corp.(b)	4,100	4,980,803
Seagate Technology Holdings PLC	6,214	5,319,992
Western Digital Corp.	9,549	5,202,677
		61,037,733
Trading Companies & Distributors-0.19%
Fastenal Co.	31,806	1,517,464
Transaction & Payment Processing Services-0.18%
PayPal Holdings, Inc.	24,439	1,398,155
	Shares	Value
Wireless Telecommunication Services-0.66%
T-Mobile US, Inc.	29,987	$5,179,055
Total Common Stocks & Other Equity Interests (Cost $490,231,108)		605,068,837
	Principal Amount
Equity Linked Notes-5.27%
Diversified Banks-4.83%
Canadian Imperial Bank of Commerce (NASDAQ 100 Stock Index), 195.60%, 08/11/2026(d)	$2,776,000	2,694,452
Citigroup, Inc. (NASDAQ 100 Stock Index), 189.64%, 08/19/2026(d)	2,972,000	2,952,432
Citigroup, Inc. (NASDAQ 100 Stock Index), 178.32%, 08/26/2026(d)	2,332,000	2,346,333
Citigroup, Inc. (NASDAQ 100 Stock Index), 185.40%, 08/28/2026(d)	1,904,000	1,932,229
Mizuho Financial Group, Inc. (NASDAQ 100 Stock Index), 209.50%, 08/14/2026(d)	2,256,000	2,250,317
Royal Bank of Canada (NASDAQ 100 Stock Index), 205.09%, 08/07/2026(d)	2,583,000	2,329,282
Royal Bank of Canada (NASDAQ 100 Stock Index), 192.82%, 08/12/2026(d)	2,003,000	1,858,776
Royal Bank of Canada (NASDAQ 100 Stock Index), 191.09%, 08/17/2026(d)	1,944,000	1,996,647
Royal Bank of Canada (NASDAQ 100 Stock Index), 197.57%, 08/18/2026(d)	1,856,000	1,901,899
Royal Bank of Canada (NASDAQ 100 Stock Index), 209.48%, 08/20/2026(d)	2,475,000	2,500,446
Royal Bank of Canada (NASDAQ 100 Stock Index), 203.48%, 08/21/2026(d)	2,670,000	2,780,834
Royal Bank of Canada (NASDAQ 100 Stock Index), 180.83%, 08/24/2026(d)	2,307,000	2,368,385
Societe Generale S.A. (NASDAQ 100 Stock Index), 182.90%, 08/25/2026(d)	1,825,000	1,880,489
Toronto-Dominion Bank (The) (NASDAQ 100 Stock Index), 213.50%, 08/13/2026(d)	3,208,000	3,051,607
Toronto-Dominion Bank (The) (NASDAQ 100 Stock Index), 169.60%, 08/31/2026(d)	2,892,000	2,892,000
Wells Fargo Bank N.A. (NASDAQ 100 Stock Index), 190.02%, 08/27/2026(d)	2,330,000	2,283,971
		38,020,099
Diversified Capital Markets-0.44%
UBS AG (NASDAQ 100 Stock Index), 210.39%, 08/06/2026(d)	1,183,000	1,145,317
UBS AG (NASDAQ 100 Stock Index), 182.26%, 08/10/2026(d)	2,572,000	2,295,677
		3,440,994
Total Equity Linked Notes (Cost $42,088,000)		41,461,093
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-17.47%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(e)(f) (Cost $137,489,884)	137,489,884	$137,489,884
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $669,808,992)		784,019,814
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.15%
Invesco Private Government Fund, 3.69%(e)(f)(g)	318,891	318,891
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(e)(f)(g)	819,917	$819,999
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,138,890)		1,138,890
TOTAL INVESTMENTS IN SECURITIES-99.78% (Cost $670,947,882)		785,158,704
OTHER ASSETS LESS LIABILITIES-0.22%		1,714,150
NET ASSETS-100.00%		$786,872,854

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $41,461,093, which represented 5.27% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$81,835,754	$153,368,231	$(97,714,101)	$-	$-	$137,489,884	$2,911,668
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	100,203	14,574,325	(14,355,637)	-	-	318,891	26,468 *
Invesco Private Prime Fund	405,221	30,877,730	(30,462,637)	-	(315)	819,999	20,013 *
Total	$82,341,178	$198,820,286	$(142,532,375)	$-	$(315)	$138,628,774	$2,958,149

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-80.68%
Communication Services-7.94%
Alphabet, Inc., Class A	4,621	$1,645,677
Alphabet, Inc., Class C	3,726	1,328,878
AppLovin Corp., Class A(b)	213	84,327
AT&T, Inc.	5,474	127,270
Charter Communications, Inc., Class A(b)(c)	72	10,438
Comcast Corp., Class A	2,807	67,256
EchoStar Corp., Class A(b)	120	10,091
Electronic Arts, Inc.	178	37,355
Fox Corp., Class A(c)	173	10,074
Fox Corp., Class B	120	6,233
Live Nation Entertainment, Inc.(b)	137	23,856
Meta Platforms, Inc., Class A	1,732	964,222
Netflix, Inc.(b)	3,319	238,005
News Corp., Class A	325	8,957
News Corp., Class B	109	3,408
Omnicom Group, Inc.	247	19,439
Paramount Skydance Corp.	277	2,205
Take-Two Interactive Software, Inc.(b)	137	33,280
TKO Group Holdings, Inc.(c)	54	9,818
T-Mobile US, Inc.	368	63,557
Trade Desk, Inc. (The), Class A(b)	380	6,855
Verizon Communications, Inc.	3,290	154,005
Walt Disney Co. (The)	1,369	131,684
Warner Bros. Discovery, Inc.(b)	1,952	51,338
		5,038,228
Consumer Discretionary-7.58%
Airbnb, Inc., Class A(b)	329	49,850
Amazon.com, Inc.(b)	7,713	2,094,697
Aptiv PLC(b)	183	10,334
AutoZone, Inc.(b)	14	42,227
Best Buy Co., Inc.	170	14,664
Booking Holdings, Inc.	610	117,669
Carnival Corp. Ltd.	1,113	30,953
Carvana Co.(b)	565	35,233
Chipotle Mexican Grill, Inc.(b)	1,012	37,667
D.R. Horton, Inc.	228	32,618
Darden Restaurants, Inc.	99	20,154
Deckers Outdoor Corp.(b)	123	11,916
Domino’s Pizza, Inc.	26	9,033
DoorDash, Inc., Class A(b)	299	58,652
eBay, Inc.	350	39,904
Expedia Group, Inc.	99	29,179
Ford Motor Co.	3,083	45,258
Garmin Ltd.	142	41,717
General Motors Co.	711	63,179
Genuine Parts Co.	119	14,800
Hasbro, Inc.	117	10,991
Hilton Worldwide Holdings, Inc.	180	57,688
Home Depot, Inc. (The)	785	260,589
Las Vegas Sands Corp.	258	12,614
Lennar Corp., Class A	186	15,317
Lowe’s Cos., Inc.	441	91,644
lululemon Athletica, Inc.(b)	93	11,055
Marriott International, Inc., Class A	173	64,500
McDonald’s Corp.	560	151,558
MGM Resorts International(b)	171	7,621
NIKE, Inc., Class B	945	39,416
Norwegian Cruise Line Holdings Ltd.(b)	406	7,523
NVR, Inc.(b)	2	12,294
O’Reilly Automotive, Inc., Class R(b)	653	58,346
PulteGroup, Inc.	165	20,868
	Shares	Value
Consumer Discretionary-(continued)
Ralph Lauren Corp.	33	$12,551
Ross Stores, Inc.	252	63,270
Royal Caribbean Cruises Ltd.	197	62,705
Starbucks Corp.	898	94,514
Tapestry, Inc.	175	26,665
Tesla, Inc.(b)	2,218	690,264
TJX Cos., Inc. (The)	871	137,043
Tractor Supply Co.	454	13,970
Ulta Beauty, Inc.(b)	38	19,488
Williams-Sonoma, Inc.	102	23,323
Wynn Resorts Ltd.	75	7,448
Yum! Brands, Inc.	239	36,634
		4,809,603
Consumer Staples-3.79%
Altria Group, Inc.	1,316	89,922
Archer-Daniels-Midland Co.	417	33,056
Brown-Forman Corp., Class B(c)	152	4,367
Bunge Global S.A.	118	12,535
Casey’s General Stores, Inc.	32	27,872
Church & Dwight Co., Inc.	205	20,256
Clorox Co. (The)	105	10,031
Coca-Cola Co. (The)	3,050	267,149
Colgate-Palmolive Co.	630	57,519
Constellation Brands, Inc., Class A	121	15,758
Costco Wholesale Corp.	350	333,161
Dollar General Corp.	191	24,267
Dollar Tree, Inc.(b)	157	19,972
Estee Lauder Cos., Inc. (The), Class A	214	17,955
General Mills, Inc.	462	16,517
Hershey Co. (The)	128	22,406
Hormel Foods Corp.	260	6,503
J.M. Smucker Co. (The)	92	10,972
Kenvue, Inc.	1,661	31,958
Keurig Dr Pepper, Inc.	1,177	36,628
Kimberly-Clark Corp.	287	31,372
Kraft Heinz Co. (The)	739	19,103
Kroger Co. (The)	491	28,350
McCormick & Co., Inc.	220	11,198
Molson Coors Beverage Co., Class B	143	5,943
Mondelez International, Inc., Class A	1,013	63,120
Monster Beverage Corp.(b)	563	54,262
PepsiCo, Inc.	1,075	150,027
Philip Morris International, Inc. (Switzerland)	1,229	234,518
Procter & Gamble Co. (The)	1,835	265,139
Sysco Corp.	414	35,289
Target Corp.	358	51,727
Tyson Foods, Inc., Class A	244	14,142
Walmart, Inc.	3,454	384,085
		2,407,079
Energy-2.71%
APA Corp.	306	11,420
Baker Hughes Co., Class A	781	47,243
Chevron Corp.	1,476	290,521
ConocoPhillips	960	115,661
Devon Energy Corp.	909	41,023
Diamondback Energy, Inc.	168	34,096
EOG Resources, Inc.	419	62,301
EQT Corp.	541	28,830
Expand Energy Corp.	207	19,464
ExxonMobil Holdings Corp.	3,266	507,667
Halliburton Co.	723	23,317
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Kinder Morgan, Inc.	1,543	$49,654
Marathon Petroleum Corp.	231	73,104
Occidental Petroleum Corp.	628	35,840
ONEOK, Inc.	496	45,042
Phillips 66	316	66,891
SLB Ltd.	1,178	58,417
Targa Resources Corp.	169	45,692
Texas Pacific Land Corp.	50	20,129
Valero Energy Corp.	235	73,531
Williams Cos., Inc. (The)	963	68,893
		1,718,736
Financials-10.08%
Aflac, Inc.	362	46,148
Allstate Corp. (The)	203	53,608
American Express Co.	419	140,889
American International Group, Inc.	418	32,846
Ameriprise Financial, Inc.	72	39,301
Aon PLC, Class A	168	60,572
Apollo Global Management, Inc.	364	45,715
Arch Capital Group Ltd.(b)	301	30,260
Ares Management Corp., Class A	183	23,441
Arthur J. Gallagher & Co.	203	50,632
Assurant, Inc.	43	12,005
Bank of America Corp.	5,144	318,671
Bank of New York Mellon Corp. (The)	542	84,731
Berkshire Hathaway, Inc., Class B(b)	1,445	739,175
BlackRock, Inc.	114	124,304
Blackstone, Inc., Class A	586	74,862
Block, Inc., Class A(b)	420	34,121
Brown & Brown, Inc.	252	17,741
Capital One Financial Corp.	490	102,415
Cboe Global Markets, Inc.	91	28,231
Charles Schwab Corp. (The)	1,288	135,549
Chubb Ltd.	284	99,593
Cincinnati Financial Corp.	134	23,809
Citigroup, Inc.	1,344	178,013
Citizens Financial Group, Inc.	366	26,224
CME Group, Inc., Class A	285	76,320
Coinbase Global, Inc., Class A(b)	192	28,082
Corpay, Inc.(b)	57	21,780
Erie Indemnity Co., Class A	23	5,567
Everest Group Ltd.	34	12,721
FactSet Research Systems, Inc.(c)	32	8,422
Fidelity National Information Services, Inc.	447	20,012
Fifth Third Bancorp	715	40,398
Fiserv, Inc.(b)	461	24,866
Franklin Resources, Inc.	265	8,973
Global Payments, Inc.	201	16,900
Globe Life, Inc.	67	12,211
Goldman Sachs Group, Inc. (The)	234	238,301
Hartford Insurance Group, Inc. (The)	237	33,633
Huntington Bancshares, Inc.	1,754	29,888
Interactive Brokers Group, Inc., Class A	385	33,876
Intercontinental Exchange, Inc.	445	67,854
Invesco Ltd.(d)	384	11,366
Jack Henry & Associates, Inc.	61	9,396
JPMorgan Chase & Co.	2,110	742,277
KeyCorp	797	18,004
KKR & Co., Inc., Class A	545	55,279
Loews Corp.	146	16,937
M&T Bank Corp.	127	31,279
Marsh & McLennan Cos., Inc.	381	72,272
	Shares	Value
Financials-(continued)
Mastercard, Inc., Class A	636	$364,492
MetLife, Inc.	425	40,855
Moody’s Corp.	119	56,927
Morgan Stanley	944	198,637
MSCI, Inc.	63	36,051
Nasdaq, Inc.	387	36,452
Northern Trust Corp.	160	29,150
PayPal Holdings, Inc.	696	39,818
PNC Financial Services Group, Inc. (The)	316	78,959
Principal Financial Group, Inc.	170	19,329
Progressive Corp. (The)	461	97,465
Prudential Financial, Inc.	273	33,328
Raymond James Financial, Inc.	150	26,397
Regions Financial Corp.	738	22,841
Robinhood Markets, Inc., Class A(b)	623	53,927
S&P Global, Inc.	239	98,451
State Street Corp.	219	40,331
Synchrony Financial	291	22,055
T. Rowe Price Group, Inc.	185	20,674
TPG, Inc.(b)(e)	172	0
Travelers Cos., Inc. (The)	168	62,893
Truist Financial Corp.	982	50,907
U.S. Bancorp	1,224	77,124
Visa, Inc., Class A	1,308	478,898
W.R. Berkley Corp.	254	18,425
Wells Fargo & Co.	2,412	208,517
Willis Towers Watson PLC	82	27,545
		6,399,918
Health Care-7.37%
Abbott Laboratories	1,372	145,020
AbbVie, Inc.	1,392	349,309
Agilent Technologies, Inc.	245	33,901
Align Technology, Inc.(b)	59	9,980
Amgen, Inc.	424	163,308
Baxter International, Inc.	450	11,772
Becton, Dickinson and Co.	238	39,418
Biogen, Inc.(b)	128	25,978
Bio-Techne Corp.	135	9,732
Boston Scientific Corp.(b)	1,171	54,721
Bristol-Myers Squibb Co.	1,609	105,084
Cardinal Health, Inc.	185	42,556
Cencora, Inc.	153	47,635
Centene Corp.(b)	406	25,261
Charles River Laboratories International, Inc.(b)	43	9,998
Cigna Group (The)	209	58,321
Cooper Cos., Inc. (The)(b)	169	12,222
CVS Health Corp.	1,006	105,057
Danaher Corp.	496	96,710
DaVita, Inc.(b)	29	6,963
Dexcom, Inc.(b)	334	27,872
Edwards Lifesciences Corp.(b)	453	38,990
Elevance Health, Inc.	173	65,020
Eli Lilly and Co.	623	715,727
GE HealthCare Technologies, Inc.	394	26,800
Gilead Sciences, Inc.	978	127,345
HCA Healthcare, Inc.	123	49,519
Henry Schein, Inc.(b)	86	7,375
Humana, Inc.	95	34,567
IDEXX Laboratories, Inc.(b)	68	38,017
Incyte Corp.(b)	145	17,330
Insulet Corp.(b)	60	9,921
Intuitive Surgical, Inc.(b)	278	98,226
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
IQVIA Holdings, Inc.(b)	144	$33,843
Johnson & Johnson	1,896	486,040
Labcorp Holdings, Inc.	71	21,953
McKesson Corp.	95	81,338
Medtronic PLC	1,013	86,500
Merck & Co., Inc.	1,947	253,499
Mettler-Toledo International, Inc.(b)	17	24,077
Moderna, Inc.(b)	310	16,994
Pfizer, Inc.	4,490	112,295
Quest Diagnostics, Inc.	96	22,369
Regeneron Pharmaceuticals, Inc.	79	60,248
ResMed, Inc.	126	26,584
Revvity, Inc.	99	11,139
Solventum Corp.(b)	127	10,851
STERIS PLC	85	19,414
Stryker Corp.	272	88,590
Thermo Fisher Scientific, Inc.	293	168,270
UnitedHealth Group, Inc.	716	296,710
Universal Health Services, Inc., Class B	47	7,917
Veeva Systems, Inc., Class A(b)	130	26,491
Vertex Pharmaceuticals, Inc.(b)	200	95,420
Viatris, Inc.	1,008	17,700
Waters Corp.(b)	85	32,071
West Pharmaceutical Services, Inc.	61	20,799
Zimmer Biomet Holdings, Inc.	167	15,686
Zoetis, Inc.	363	28,056
		4,674,509
Industrials-7.08%
3M Co.	409	72,099
A.O. Smith Corp.	100	6,013
Allegion PLC	74	11,648
AMETEK, Inc.	181	43,750
Automatic Data Processing, Inc.	315	83,935
Axon Enterprise, Inc.(b)	70	36,943
Boeing Co. (The)(b)	621	134,223
Broadridge Financial Solutions, Inc.	100	15,395
Builders FirstSource, Inc.(b)	96	6,378
C.H. Robinson Worldwide, Inc.	102	15,068
Carrier Global Corp.	614	37,951
Caterpillar, Inc.	364	296,591
Cintas Corp.	267	54,636
Comfort Systems USA, Inc.	30	51,891
Copart, Inc.(b)	767	22,335
CSX Corp.	1,464	73,786
Cummins, Inc.	109	69,128
Deere & Co.	199	117,941
Delta Air Lines, Inc.	515	45,032
Dover Corp.	117	23,941
DuPont de Nemours, Inc.	118	16,166
Eaton Corp. PLC	305	126,636
EMCOR Group, Inc.	38	30,302
Emerson Electric Co.	441	66,071
Equifax, Inc.	103	17,780
Expeditors International of Washington, Inc.	113	18,972
Fastenal Co.	904	43,130
FedEx Corp.	174	53,488
FedEx Freight Holding Co., Inc.(b)	94	13,210
Fortive Corp.	264	15,631
GE Vernova, Inc.	213	210,932
Generac Holdings, Inc.(b)	52	10,250
General Dynamics Corp.	200	76,684
General Electric Co.	822	295,978
	Shares	Value
Industrials-(continued)
Honeywell Aerospace, Inc.(b)	250	$51,685
Honeywell International, Inc.	250	60,763
Howmet Aerospace, Inc.	316	89,194
Hubbell, Inc.	46	21,737
Huntington Ingalls Industries, Inc.	34	11,099
IDEX Corp.	64	14,749
Illinois Tool Works, Inc.	207	59,399
Ingersoll Rand, Inc.	308	25,681
J.B. Hunt Transport Services, Inc.	64	17,392
Jacobs Solutions, Inc.	102	13,763
Johnson Controls International PLC	482	70,690
L3Harris Technologies, Inc.	147	40,728
Leidos Holdings, Inc.	109	12,600
Lennox International, Inc.	27	11,229
Lockheed Martin Corp.	161	93,821
Masco Corp.	175	12,509
Nordson Corp.	46	13,698
Norfolk Southern Corp.	178	59,715
Northrop Grumman Corp.	105	56,960
Old Dominion Freight Line, Inc.	158	33,518
Otis Worldwide Corp.	332	23,887
PACCAR, Inc.	414	54,930
Parker-Hannifin Corp.	99	96,676
Paychex, Inc.	279	32,598
Pentair PLC	144	9,423
Quanta Services, Inc.	119	79,416
Republic Services, Inc.	158	33,267
Rockwell Automation, Inc.	87	41,767
Rollins, Inc.	254	9,644
RTX Corp.	1,062	228,564
Snap-on, Inc.	45	18,468
Southwest Airlines Co.	423	19,022
Stanley Black & Decker, Inc.	135	12,768
Textron, Inc.	150	12,789
Trane Technologies PLC	174	79,161
TransDigm Group, Inc.	48	60,210
Uber Technologies, Inc.(b)	1,604	112,857
Union Pacific Corp.	468	136,717
United Airlines Holdings, Inc.(b)	281	34,094
United Parcel Service, Inc., Class B	587	61,177
United Rentals, Inc.	51	55,042
Veralto Corp.	213	20,058
Verisk Analytics, Inc.	113	22,018
Vertiv Holdings Co., Class A	304	73,437
W.W. Grainger, Inc.	38	52,524
Waste Management, Inc.	290	65,700
Westinghouse Air Brake Technologies Corp.	135	39,266
Xylem, Inc.	206	24,096
		4,494,420
Information Technology-29.33%
Accenture PLC, Class A	483	80,139
Adobe, Inc.(b)	318	79,630
Advanced Micro Devices, Inc.(b)	1,284	611,377
Akamai Technologies, Inc.(b)	128	14,743
Amphenol Corp., Class A	969	155,718
Analog Devices, Inc.	386	141,820
Apple, Inc.	11,573	3,575,015
Applied Materials, Inc.	625	317,294
Arista Networks, Inc.(b)	814	146,805
Autodesk, Inc.(b)	167	39,111
Broadcom, Inc.	3,732	1,452,793
Cadence Design Systems, Inc.(b)	218	74,124
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
CDW Corp.	111	$16,407
Ciena Corp.(b)	111	41,853
Cisco Systems, Inc.	3,112	360,961
Cognizant Technology Solutions Corp., Class A	410	22,694
Coherent Corp.(b)	154	40,485
Corning, Inc.	617	85,300
CrowdStrike Holdings, Inc., Class A(b)	802	153,070
Datadog, Inc., Class A(b)	261	69,940
Dell Technologies, Inc., Class C	229	92,830
F5, Inc.(b)	49	19,726
Fair Isaac Corp.(b)(c)	20	22,459
First Solar, Inc.(b)	93	19,626
Flex Ltd.(b)	289	32,874
Fortinet, Inc.(b)	491	79,517
Gartner, Inc.(b)	58	8,759
Gen Digital, Inc.	477	13,094
GoDaddy, Inc., Class A(b)	115	9,515
Hewlett Packard Enterprise Co.	1,046	50,103
HP, Inc.	791	21,571
Intel Corp.(b)	3,721	335,634
International Business Machines Corp.	741	165,725
Intuit, Inc.	219	69,219
Jabil, Inc.	91	28,670
Keysight Technologies, Inc.(b)	136	43,395
KLA Corp.	1,029	188,122
Lam Research Corp.	986	288,918
Lumentum Holdings, Inc.(b)	67	47,834
Marvell Technology, Inc.	690	129,416
Microchip Technology, Inc.	425	31,573
Micron Technology, Inc.	889	731,674
Microsoft Corp.	5,854	2,720,471
Monolithic Power Systems, Inc.	40	57,041
Motorola Solutions, Inc.	131	57,083
NetApp, Inc.	171	30,523
NVIDIA Corp.	19,082	3,830,711
NXP Semiconductors N.V. (Netherlands)	200	45,832
ON Semiconductor Corp.(b)	339	27,666
Oracle Corp.	1,336	173,506
Palantir Technologies, Inc., Class A(b)	1,809	222,616
Palo Alto Networks, Inc.(b)	639	212,039
PTC, Inc.(b)	100	13,720
Qnity Electronics, Inc.	181	23,744
QUALCOMM, Inc.	831	122,664
Roper Technologies, Inc.	87	34,101
Salesforce, Inc.	644	118,509
Sandisk Corp.(b)	117	142,135
Seagate Technology Holdings PLC	178	152,391
ServiceNow, Inc.(b)	813	90,430
Skyworks Solutions, Inc.(c)	134	8,346
Super Micro Computer, Inc.(b)(c)	487	13,831
Synopsys, Inc.(b)	151	58,703
TE Connectivity PLC (China)	231	47,514
Teledyne Technologies, Inc.(b)	40	26,223
Teradyne, Inc.	123	45,226
Texas Instruments, Inc.	717	197,706
Trimble, Inc.(b)	203	11,486
Tyler Technologies, Inc.(b)	36	11,146
VeriSign, Inc.	71	20,591
Western Digital Corp.	272	148,196
Workday, Inc., Class A(b)	176	28,220
Zebra Technologies Corp., Class A(b)	41	12,047
		18,613,950
	Shares	Value
Materials-1.46%
Air Products and Chemicals, Inc.	175	$51,606
Albemarle Corp.	102	11,999
Amcor PLC(c)	400	17,952
Avery Dennison Corp.	66	11,202
Ball Corp.	230	14,927
CF Industries Holdings, Inc.	133	16,650
Corteva, Inc.	528	41,559
CRH PLC	527	50,070
Dow, Inc.	624	18,901
Ecolab, Inc.	200	55,526
Freeport-McMoRan, Inc.	1,132	70,897
International Flavors & Fragrances, Inc.	221	17,508
International Paper Co.	458	18,700
Linde PLC	365	174,609
LyondellBasell Industries N.V., Class A	223	13,844
Martin Marietta Materials, Inc.	52	27,307
Mosaic Co. (The)	283	6,260
Newmont Corp.	842	78,904
Nucor Corp.	180	46,312
Packaging Corp. of America	77	18,930
PPG Industries, Inc.	193	21,330
Sherwin-Williams Co. (The)	181	61,694
Smurfit WestRock PLC	454	20,870
Steel Dynamics, Inc.	117	29,398
Vulcan Materials Co.	112	30,080
		927,035
Real Estate-1.56%
Alexandria Real Estate Equities, Inc.	139	7,152
American Tower Corp.	368	63,797
AvalonBay Communities, Inc.	120	22,273
BXP, Inc.	128	8,975
Camden Property Trust	89	9,862
CBRE Group, Inc., Class A(b)	253	37,143
CoStar Group, Inc.(b)	353	10,152
Crown Castle, Inc.	378	28,841
Digital Realty Trust, Inc.	273	51,466
Equinix, Inc.	79	80,523
Equity Residential	295	19,603
Essex Property Trust, Inc.	56	15,912
Extra Space Storage, Inc.	183	27,091
Federal Realty Investment Trust	70	8,686
Healthpeak Properties, Inc.	597	13,033
Host Hotels & Resorts, Inc.	551	13,847
Invitation Homes, Inc.	473	14,058
Iron Mountain, Inc.	257	31,436
Kimco Realty Corp.	584	14,880
Mid-America Apartment Communities, Inc.	101	13,366
Prologis, Inc.	734	106,144
Public Storage	132	42,790
Realty Income Corp.	734	46,881
Regency Centers Corp.	143	11,482
SBA Communications Corp., Class A	92	16,650
Simon Property Group, Inc.	255	58,489
UDR, Inc.	256	9,769
Ventas, Inc.	383	35,814
VICI Properties, Inc.	946	24,927
Welltower, Inc.	556	130,349
Weyerhaeuser Co.	624	15,619
		991,010
Utilities-1.78%
AES Corp. (The)	617	9,058
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	223	$15,784
Ameren Corp.	239	26,197
American Electric Power Co., Inc.	429	54,848
American Water Works Co., Inc.	169	22,675
Atmos Energy Corp.	144	24,880
CenterPoint Energy, Inc.	566	23,795
CMS Energy Corp.	267	19,221
Consolidated Edison, Inc.	289	31,458
Constellation Energy Corp.	251	65,950
Dominion Energy, Inc.	694	48,004
DTE Energy Co.	180	25,537
Duke Energy Corp.	613	76,889
Edison International	333	24,432
Entergy Corp.	361	38,851
Evergy, Inc.	199	16,519
Eversource Energy	325	23,267
Exelon Corp.	806	36,931
FirstEnergy Corp.	450	21,739
NextEra Energy, Inc.	1,643	142,809
NiSource, Inc.	415	18,438
NRG Energy, Inc.	183	24,575
PG&E Corp.	1,906	33,126
Pinnacle West Capital Corp.	107	10,806
PPL Corp.	651	22,922
Public Service Enterprise Group, Inc.	431	33,049
Sempra	516	45,692
Southern Co. (The)	889	84,046
Vistra Corp.	250	37,047
WEC Energy Group, Inc.	282	30,856
Xcel Energy, Inc.	492	38,474
		1,127,875
Total Common Stocks & Other Equity Interests (Cost $51,632,245)		51,202,363
	Shares	Value
Money Market Funds-15.30%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(d)(f) (Cost $9,712,588)	9,712,588	$9,712,588
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-95.98% (Cost $61,344,833)		60,914,951
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.15%
Invesco Private Government Fund, 3.69%(d)(f)(g)	26,107	26,107
Invesco Private Prime Fund, 3.82%(d)(f)(g)	67,856	67,863
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $93,969)		93,970
TOTAL INVESTMENTS IN SECURITIES-96.13% (Cost $61,438,802)		61,008,921
OTHER ASSETS LESS LIABILITIES-3.87%		2,453,459
NET ASSETS-100.00%		$63,462,380

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Ltd.	$9,622	$43,673	$(43,729)	$(835)	$2,635	$11,366	$231
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	16,335,707	263,518,526	(270,141,645)	-	-	9,712,588	467,267
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$44,090	$702,357	$(720,340)	$-	$-	$26,107	$7,561 *
Invesco Private Prime Fund	114,713	1,638,258	(1,685,076)	13	(45)	67,863	2,457 *
Total	$16,504,132	$265,902,814	$(272,590,790)	$(822)	$2,590	$9,817,924	$477,516

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	204	August-2026	$3,693,338	$(119,867)	$(119,867)
CBOE Volatility Index	136	September-2026	2,617,986	(57,077)	(57,077)
E-Mini S&P 500 Index	16	September-2026	6,015,400	55,564	55,564
Total Futures Contracts				$(121,380)	$(121,380)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-73.43%
Advertising-0.28%
Omnicom Group, Inc.	19,780	$1,556,686
Trade Desk, Inc. (The), Class A(b)	75,838	1,368,118
		2,924,804
Aerospace & Defense-1.97%
Axon Enterprise, Inc.(b)	3,265	1,723,137
Boeing Co. (The)(b)	7,002	1,513,412
General Dynamics Corp.	4,286	1,643,338
General Electric Co.	4,585	1,650,921
Honeywell Aerospace, Inc.(b)	6,967	1,440,358
Howmet Aerospace, Inc.	5,859	1,653,761
Huntington Ingalls Industries, Inc.	5,063	1,652,816
L3Harris Technologies, Inc.	4,827	1,337,369
Lockheed Martin Corp.	2,792	1,627,010
Northrop Grumman Corp.	2,694	1,461,441
RTX Corp.	8,251	1,775,780
Textron, Inc.	16,019	1,365,780
TransDigm Group, Inc.	1,211	1,519,054
		20,364,177
Agricultural & Farm Machinery-0.15%
Deere & Co.	2,610	1,546,869
Agricultural Products & Services-0.26%
Archer-Daniels-Midland Co.	17,999	1,426,781
Bunge Global S.A.	11,417	1,212,828
		2,639,609
Air Freight & Logistics-0.54%
C.H. Robinson Worldwide, Inc.	7,914	1,169,135
Expeditors International of Washington, Inc.	8,887	1,492,038
FedEx Corp.	4,577	1,406,970
United Parcel Service, Inc., Class B	14,167	1,476,485
		5,544,628
Apparel Retail-0.29%
Ross Stores, Inc.	6,313	1,585,005
TJX Cos., Inc. (The)	8,722	1,372,319
		2,957,324
Apparel, Accessories & Luxury Goods-0.44%
lululemon Athletica, Inc.(b)	12,297	1,461,744
Ralph Lauren Corp.	3,884	1,477,241
Tapestry, Inc.	10,378	1,581,296
		4,520,281
Application Software-2.18%
Adobe, Inc.(b)	6,276	1,571,573
AppLovin Corp., Class A(b)	2,963	1,173,052
Autodesk, Inc.(b)	6,618	1,549,936
Cadence Design Systems, Inc.(b)	3,801	1,292,416
Datadog, Inc., Class A(b)	6,426	1,721,975
Fair Isaac Corp.(b)(c)	1,203	1,350,933
Intuit, Inc.	5,146	1,626,496
Palantir Technologies, Inc., Class A(b)	11,234	1,382,456
PTC, Inc.(b)	10,834	1,486,425
Roper Technologies, Inc.	4,384	1,718,397
Salesforce, Inc.	8,564	1,575,947
Synopsys, Inc.(b)	3,178	1,235,479
Trimble, Inc.(b)	28,911	1,635,784
Tyler Technologies, Inc.(b)(c)	4,830	1,495,368
Workday, Inc., Class A(b)	10,641	1,706,178
		22,522,415
	Shares	Value
Asset Management & Custody Banks-1.70%
Ameriprise Financial, Inc.	3,244	$1,770,705
Ares Management Corp., Class A	11,400	1,460,226
Bank of New York Mellon Corp. (The)	10,474	1,637,400
BlackRock, Inc.	1,456	1,587,608
Blackstone, Inc., Class A	12,342	1,576,691
Franklin Resources, Inc.	46,975	1,590,574
Invesco Ltd.(d)	53,277	1,576,999
KKR & Co., Inc., Class A	15,395	1,561,515
Northern Trust Corp.	8,801	1,603,454
State Street Corp.	9,038	1,664,438
T. Rowe Price Group, Inc.	13,747	1,536,227
TPG, Inc.(b)(e)	13,629	0
		17,565,837
Automobile Manufacturers-0.42%
Ford Motor Co.	102,307	1,501,867
General Motors Co.	18,420	1,636,801
Tesla, Inc.(b)	3,834	1,193,179
		4,331,847
Automotive Parts & Equipment-0.12%
Aptiv PLC(b)	22,441	1,267,243
Automotive Retail-0.41%
AutoZone, Inc.(b)	462	1,393,508
Carvana Co.(b)	21,759	1,356,891
O’Reilly Automotive, Inc., Class R(b)	16,167	1,444,521
		4,194,920
Biotechnology-1.28%
AbbVie, Inc.	6,498	1,630,608
Amgen, Inc.	4,326	1,666,202
Biogen, Inc.(b)	7,526	1,527,402
Gilead Sciences, Inc.	12,038	1,567,468
Incyte Corp.(b)	13,879	1,658,818
Moderna, Inc.(b)(c)	31,809	1,743,769
Regeneron Pharmaceuticals, Inc.	2,439	1,860,055
Vertex Pharmaceuticals, Inc.(b)	3,353	1,599,716
		13,254,038
Brewers-0.14%
Molson Coors Beverage Co., Class B	35,764	1,486,352
Broadcasting-0.23%
Fox Corp., Class A(c)	13,233	770,558
Fox Corp., Class B	9,229	479,354
Paramount Skydance Corp.(c)	141,898	1,129,508
		2,379,420
Broadline Retail-0.31%
Amazon.com, Inc.(b)	6,144	1,668,588
eBay, Inc.	13,750	1,567,637
		3,236,225
Building Products-1.13%
A.O. Smith Corp.	25,574	1,537,765
Allegion PLC	11,308	1,779,879
Builders FirstSource, Inc.(b)	19,605	1,302,556
Carrier Global Corp.	21,524	1,330,399
Johnson Controls International PLC	10,502	1,540,223
Lennox International, Inc.	2,897	1,204,804
Masco Corp.	20,639	1,475,276
Trane Technologies PLC	3,255	1,480,862
		11,651,764
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Cable & Satellite-0.25%
Charter Communications, Inc., Class A(b)(c)	10,615	$1,538,963
EchoStar Corp., Class A(b)	12,701	1,068,027
		2,606,990
Cargo Ground Transportation-0.38%
FedEx Freight Holding Co., Inc.(b)	8,342	1,172,301
J.B. Hunt Transport Services, Inc.	5,206	1,414,730
Old Dominion Freight Line, Inc.	6,197	1,314,632
		3,901,663
Casinos & Gaming-0.40%
Las Vegas Sands Corp.	28,798	1,407,934
MGM Resorts International(b)	31,184	1,389,871
Wynn Resorts Ltd.	13,895	1,379,913
		4,177,718
Commodity Chemicals-0.26%
Dow, Inc.	42,727	1,294,201
LyondellBasell Industries N.V., Class A	22,457	1,394,130
		2,688,331
Communications Equipment-0.84%
Arista Networks, Inc.(b)	9,638	1,738,213
Ciena Corp.(b)	3,360	1,266,888
Cisco Systems, Inc.	12,310	1,427,837
F5, Inc.(b)	3,749	1,509,235
Lumentum Holdings, Inc.(b)	1,709	1,220,124
Motorola Solutions, Inc.	3,552	1,547,784
		8,710,081
Computer & Electronics Retail-0.16%
Best Buy Co., Inc.	19,338	1,668,096
Construction & Engineering-0.43%
Comfort Systems USA, Inc.	857	1,482,344
EMCOR Group, Inc.	1,886	1,503,953
Quanta Services, Inc.	2,247	1,499,558
		4,485,855
Construction Machinery & Heavy Transportation Equipment-0.60%
Caterpillar, Inc.	1,703	1,387,621
Cummins, Inc.	2,316	1,468,807
PACCAR, Inc.	12,833	1,702,683
Westinghouse Air Brake Technologies Corp.	5,707	1,659,938
		6,219,049
Construction Materials-0.41%
CRH PLC	14,638	1,390,756
Martin Marietta Materials, Inc.	2,642	1,387,420
Vulcan Materials Co.	5,370	1,442,221
		4,220,397
Consumer Electronics-0.18%
Garmin Ltd.	6,319	1,856,396
Consumer Finance-0.47%
American Express Co.	4,676	1,572,305
Capital One Financial Corp.	8,241	1,722,451
Synchrony Financial	21,026	1,593,561
		4,888,317
Consumer Staples Merchandise Retail-0.75%
Costco Wholesale Corp.	1,494	1,422,123
Dollar General Corp.	13,299	1,689,638
Dollar Tree, Inc.(b)	13,257	1,686,423
	Shares	Value
Consumer Staples Merchandise Retail-(continued)
Target Corp.	11,437	$1,652,532
Walmart, Inc.	12,134	1,349,301
		7,800,017
Copper-0.14%
Freeport-McMoRan, Inc.	23,559	1,475,500
Data Center REITs-0.29%
Digital Realty Trust, Inc.	8,088	1,524,750
Equinix, Inc.	1,402	1,429,030
		2,953,780
Data Processing & Outsourced Services-0.15%
Broadridge Financial Solutions, Inc.	9,987	1,537,499
Distillers & Vintners-0.28%
Brown-Forman Corp., Class B	55,148	1,584,402
Constellation Brands, Inc., Class A	10,281	1,338,895
		2,923,297
Distributors-0.18%
Genuine Parts Co.	14,859	1,848,014
Diversified Banks-1.22%
Bank of America Corp.	26,829	1,662,057
Citigroup, Inc.	10,967	1,452,579
Fifth Third Bancorp	27,792	1,570,248
JPMorgan Chase & Co.	4,736	1,666,077
KeyCorp	66,555	1,503,477
PNC Financial Services Group, Inc. (The)	6,295	1,572,932
U.S. Bancorp	25,749	1,622,445
Wells Fargo & Co.	17,853	1,543,392
		12,593,207
Diversified Financial Services-0.14%
Apollo Global Management, Inc.	11,159	1,401,459
Diversified Support Services-0.29%
Cintas Corp.	8,107	1,658,935
Copart, Inc.(b)	46,646	1,358,332
		3,017,267
Electric Utilities-2.45%
Alliant Energy Corp.	20,034	1,418,007
American Electric Power Co., Inc.	11,376	1,454,422
Constellation Energy Corp.	6,040	1,587,010
Duke Energy Corp.	11,694	1,466,778
Edison International	20,463	1,501,370
Entergy Corp.	13,239	1,424,781
Evergy, Inc.	17,663	1,466,206
Eversource Energy	21,150	1,514,129
Exelon Corp.	32,077	1,469,768
FirstEnergy Corp.	31,506	1,522,055
NextEra Energy, Inc.	17,191	1,494,242
NRG Energy, Inc.	12,128	1,628,669
PG&E Corp.	87,496	1,520,680
Pinnacle West Capital Corp.(c)	14,188	1,432,846
PPL Corp.	41,118	1,447,765
Southern Co. (The)	15,554	1,470,475
Xcel Energy, Inc.	18,727	1,464,451
		25,283,654
Electrical Components & Equipment-1.00%
AMETEK, Inc.	6,603	1,596,011
Eaton Corp. PLC	3,894	1,616,789
Emerson Electric Co.	10,668	1,598,280
Generac Holdings, Inc.(b)	6,117	1,205,722
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Electrical Components & Equipment-(continued)
Hubbell, Inc.	3,133	$1,480,499
Rockwell Automation, Inc.	3,318	1,592,905
Vertiv Holdings Co., Class A	5,202	1,256,647
		10,346,853
Electronic Components-0.37%
Amphenol Corp., Class A	9,811	1,576,628
Coherent Corp.(b)	4,126	1,084,684
Corning, Inc.	8,697	1,202,360
		3,863,672
Electronic Equipment & Instruments-0.49%
Keysight Technologies, Inc.(b)	4,514	1,440,327
Teledyne Technologies, Inc.(b)	2,440	1,599,591
Zebra Technologies Corp., Class A(b)	6,747	1,982,403
		5,022,321
Electronic Manufacturing Services-0.39%
Flex Ltd.(b)	10,492	1,193,465
Jabil, Inc.	4,153	1,308,402
TE Connectivity PLC (China)	7,249	1,491,047
		3,992,914
Environmental & Facilities Services-0.56%
Republic Services, Inc.	6,876	1,447,742
Rollins, Inc.	30,618	1,162,565
Veralto Corp.	17,706	1,667,374
Waste Management, Inc.	6,520	1,477,106
		5,754,787
Fertilizers & Agricultural Chemicals-0.47%
CF Industries Holdings, Inc.	13,393	1,676,669
Corteva, Inc.	19,645	1,546,258
Mosaic Co. (The)	73,815	1,632,788
		4,855,715
Financial Exchanges & Data-1.31%
Cboe Global Markets, Inc.	4,856	1,506,477
CME Group, Inc., Class A	5,540	1,483,556
Coinbase Global, Inc., Class A(b)	9,507	1,390,494
FactSet Research Systems, Inc.(c)	5,871	1,545,247
Intercontinental Exchange, Inc.	10,418	1,588,537
Moody’s Corp.	3,244	1,551,865
MSCI, Inc.	2,399	1,372,804
Nasdaq, Inc.	16,876	1,589,550
S&P Global, Inc.	3,602	1,483,772
		13,512,302
Food Distributors-0.15%
Sysco Corp.	18,628	1,587,851
Food Retail-0.26%
Casey’s General Stores, Inc.	1,598	1,391,858
Kroger Co. (The)	22,698	1,310,583
		2,702,441
Footwear-0.26%
Deckers Outdoor Corp.(b)	13,157	1,274,650
NIKE, Inc., Class B	33,285	1,388,318
		2,662,968
Gas Utilities-0.14%
Atmos Energy Corp.	8,643	1,493,338
Gold-0.14%
Newmont Corp.	15,769	1,477,713
	Shares	Value
Health Care Distributors-0.61%
Cardinal Health, Inc.	6,762	$1,555,463
Cencora, Inc.	5,198	1,618,345
Henry Schein, Inc.(b)	18,555	1,591,091
McKesson Corp.	1,855	1,588,233
		6,353,132
Health Care Equipment-2.28%
Abbott Laboratories	16,406	1,734,114
Baxter International, Inc.(c)	72,027	1,884,226
Becton, Dickinson and Co.	9,901	1,639,804
Boston Scientific Corp.(b)	30,259	1,414,003
Dexcom, Inc.(b)	19,568	1,632,950
Edwards Lifesciences Corp.(b)	17,016	1,464,567
GE HealthCare Technologies, Inc.	22,937	1,560,175
IDEXX Laboratories, Inc.(b)	2,623	1,466,441
Insulet Corp.(b)	9,705	1,604,722
Intuitive Surgical, Inc.(b)	3,549	1,253,968
Medtronic PLC	18,232	1,556,830
ResMed, Inc.(c)	7,565	1,596,064
STERIS PLC	7,031	1,605,880
Stryker Corp.	4,741	1,544,144
Zimmer Biomet Holdings, Inc.	16,596	1,558,862
		23,516,750
Health Care Facilities-0.32%
HCA Healthcare, Inc.	3,915	1,576,140
Universal Health Services, Inc., Class B	10,096	1,700,570
		3,276,710
Health Care REITs-0.60%
Alexandria Real Estate Equities, Inc.	27,965	1,438,799
Healthpeak Properties, Inc.	71,472	1,560,234
Ventas, Inc.	17,345	1,621,931
Welltower, Inc.	6,928	1,624,200
		6,245,164
Health Care Services-0.78%
Cigna Group (The)	4,941	1,378,786
CVS Health Corp.	14,918	1,557,887
DaVita, Inc.(b)	7,369	1,769,223
Labcorp Holdings, Inc.	5,446	1,683,903
Quest Diagnostics, Inc.	7,175	1,671,847
		8,061,646
Health Care Supplies-0.44%
Align Technology, Inc.(b)	8,584	1,452,069
Cooper Cos., Inc. (The)(b)	21,608	1,562,691
Solventum Corp.(b)	18,071	1,543,986
		4,558,746
Health Care Technology-0.18%
Veeva Systems, Inc., Class A(b)	8,936	1,820,978
Heavy Electrical Equipment-0.16%
GE Vernova, Inc.	1,683	1,666,658
Home Improvement Retail-0.28%
Home Depot, Inc. (The)	4,582	1,521,041
Lowe’s Cos., Inc.	6,765	1,405,834
		2,926,875
Homebuilding-0.56%
D.R. Horton, Inc.	9,970	1,426,308
Lennar Corp., Class A	16,285	1,341,070
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Homebuilding-(continued)
NVR, Inc.(b)	237	$1,456,851
PulteGroup, Inc.	12,341	1,560,766
		5,784,995
Homefurnishing Retail-0.16%
Williams-Sonoma, Inc.	7,068	1,616,169
Hotel & Resort REITs-0.15%
Host Hotels & Resorts, Inc.	61,079	1,534,915
Hotels, Resorts & Cruise Lines-1.26%
Airbnb, Inc., Class A(b)	11,329	1,716,570
Booking Holdings, Inc.	9,103	1,755,969
Carnival Corp. Ltd.	56,284	1,565,258
Expedia Group, Inc.	6,684	1,970,042
Hilton Worldwide Holdings, Inc.	4,320	1,384,517
Marriott International, Inc., Class A	3,791	1,413,399
Norwegian Cruise Line Holdings Ltd.(b)(c)	81,634	1,512,678
Royal Caribbean Cruises Ltd.	5,444	1,732,825
		13,051,258
Household Products-0.71%
Church & Dwight Co., Inc.	14,894	1,471,676
Clorox Co. (The)	14,730	1,407,157
Colgate-Palmolive Co.	16,268	1,485,269
Kimberly-Clark Corp.	14,403	1,574,392
Procter & Gamble Co. (The)	9,821	1,419,036
		7,357,530
Human Resource & Employment Services-0.33%
Automatic Data Processing, Inc.	6,335	1,688,024
Paychex, Inc.	14,471	1,690,792
		3,378,816
Independent Power Producers & Energy Traders-0.29%
AES Corp. (The)	99,993	1,467,897
Vistra Corp.	10,561	1,565,035
		3,032,932
Industrial Conglomerates-0.32%
3M Co.	9,325	1,643,811
Honeywell International, Inc.	6,990	1,698,919
		3,342,730
Industrial Gases-0.28%
Air Products and Chemicals, Inc.	5,285	1,558,494
Linde PLC	2,874	1,374,864
		2,933,358
Industrial Machinery & Supplies & Components-1.82%
Dover Corp.	6,841	1,399,805
Fortive Corp.	24,361	1,442,415
IDEX Corp.	6,815	1,570,517
Illinois Tool Works, Inc.	5,844	1,676,936
Ingersoll Rand, Inc.	20,761	1,731,052
Nordson Corp.	5,248	1,562,750
Otis Worldwide Corp.	20,995	1,510,590
Parker-Hannifin Corp.	1,667	1,627,876
Pentair PLC	20,494	1,341,127
Snap-on, Inc.	3,865	1,586,235
Stanley Black & Decker, Inc.	18,885	1,786,143
Xylem, Inc.	13,662	1,598,044
		18,833,490
Industrial REITs-0.14%
Prologis, Inc.	10,034	1,451,017
	Shares	Value
Insurance Brokers-0.82%
Aon PLC, Class A	4,357	$1,570,916
Arthur J. Gallagher & Co.	6,650	1,658,643
Brown & Brown, Inc.	24,315	1,711,776
Marsh & McLennan Cos., Inc.	8,750	1,659,788
Willis Towers Watson PLC	5,538	1,860,325
		8,461,448
Integrated Oil & Gas-0.43%
Chevron Corp.	7,707	1,517,003
ExxonMobil Holdings Corp.	9,711	1,509,478
Occidental Petroleum Corp.	25,625	1,462,419
		4,488,900
Integrated Telecommunication Services-0.42%
AT&T, Inc.	63,028	1,465,401
Comcast Corp., Class A	61,031	1,462,303
Verizon Communications, Inc.	31,159	1,458,553
		4,386,257
Interactive Home Entertainment-0.31%
Electronic Arts, Inc.	7,195	1,509,943
Take-Two Interactive Software, Inc.(b)	6,956	1,689,751
		3,199,694
Interactive Media & Services-0.28%
Alphabet, Inc., Class A	2,280	811,977
Alphabet, Inc., Class C	1,844	657,662
Meta Platforms, Inc., Class A	2,562	1,426,291
		2,895,930
Internet Services & Infrastructure-0.41%
Akamai Technologies, Inc.(b)	11,254	1,296,236
GoDaddy, Inc., Class A(b)	18,225	1,507,936
VeriSign, Inc.	5,081	1,473,592
		4,277,764
Investment Banking & Brokerage-0.91%
Charles Schwab Corp. (The)	16,389	1,724,778
Goldman Sachs Group, Inc. (The)	1,469	1,496,000
Interactive Brokers Group, Inc., Class A	17,122	1,506,565
Morgan Stanley	7,077	1,489,142
Raymond James Financial, Inc.	9,712	1,709,118
Robinhood Markets, Inc., Class A(b)	16,942	1,466,500
		9,392,103
IT Consulting & Other Services-0.54%
Accenture PLC, Class A	8,584	1,424,257
Cognizant Technology Solutions Corp., Class A	28,238	1,562,973
Gartner, Inc.(b)	9,439	1,425,478
International Business Machines Corp.	5,375	1,202,119
		5,614,827
Leisure Products-0.16%
Hasbro, Inc.	17,773	1,669,596
Life & Health Insurance-0.78%
Aflac, Inc.	12,492	1,592,480
Globe Life, Inc.	9,000	1,640,250
MetLife, Inc.	16,988	1,633,056
Principal Financial Group, Inc.	13,399	1,523,466
Prudential Financial, Inc.	13,906	1,697,645
		8,086,897
Life Sciences Tools & Services-1.65%
Agilent Technologies, Inc.	11,120	1,538,674
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Life Sciences Tools & Services-(continued)
Bio-Techne Corp.	27,869	$2,009,076
Charles River Laboratories International, Inc.(b)	7,847	1,824,506
Danaher Corp.	7,969	1,553,796
IQVIA Holdings, Inc.(b)	8,030	1,887,211
Mettler-Toledo International, Inc.(b)	1,291	1,828,443
Revvity, Inc.	14,442	1,625,014
Thermo Fisher Scientific, Inc.	3,030	1,740,129
Waters Corp.(b)	4,035	1,522,446
West Pharmaceutical Services, Inc.	4,424	1,508,407
		17,037,702
Managed Health Care-0.55%
Centene Corp.(b)	22,395	1,393,417
Elevance Health, Inc.	3,611	1,357,158
Humana, Inc.	4,008	1,458,351
UnitedHealth Group, Inc.	3,587	1,486,453
		5,695,379
Metal, Glass & Plastic Containers-0.17%
Ball Corp.	26,731	1,734,842
Movies & Entertainment-0.68%
Live Nation Entertainment, Inc.(b)	8,733	1,520,677
Netflix, Inc.(b)	17,846	1,279,737
TKO Group Holdings, Inc.(c)	7,085	1,288,124
Walt Disney Co. (The)	14,834	1,426,882
Warner Bros. Discovery, Inc.(b)	55,779	1,466,988
		6,982,408
Multi-Family Residential REITs-0.83%
AvalonBay Communities, Inc.	7,836	1,454,440
Camden Property Trust	12,685	1,405,625
Equity Residential	21,632	1,437,446
Essex Property Trust, Inc.	5,139	1,460,195
Mid-America Apartment Communities, Inc.	10,472	1,385,865
UDR, Inc.	37,207	1,419,819
		8,563,390
Multi-Sector Holdings-0.15%
Berkshire Hathaway, Inc., Class B(b)	3,020	1,544,851
Multi-Utilities-1.39%
Ameren Corp.	13,450	1,474,254
CenterPoint Energy, Inc.	34,235	1,439,239
CMS Energy Corp.	19,915	1,433,681
Consolidated Edison, Inc.	13,592	1,479,489
Dominion Energy, Inc.	21,907	1,515,307
DTE Energy Co.	10,014	1,420,686
NiSource, Inc.	31,378	1,394,125
Public Service Enterprise Group, Inc.	18,616	1,427,475
Sempra	16,072	1,423,176
WEC Energy Group, Inc.	12,831	1,403,968
		14,411,400
Office REITs-0.15%
BXP, Inc.	22,347	1,566,972
Oil & Gas Equipment & Services-0.38%
Baker Hughes Co., Class A	23,210	1,403,973
Halliburton Co.	36,827	1,187,670
SLB Ltd.	26,354	1,306,895
		3,898,538
Oil & Gas Exploration & Production-1.16%
APA Corp.	38,499	1,436,783
	Shares	Value
Oil & Gas Exploration & Production-(continued)
ConocoPhillips	12,198	$1,469,615
Devon Energy Corp.	31,397	1,416,946
Diamondback Energy, Inc.	7,439	1,509,745
EOG Resources, Inc.	10,423	1,549,796
EQT Corp.	27,814	1,482,208
Expand Energy Corp.	16,513	1,552,717
Texas Pacific Land Corp.	3,896	1,568,452
		11,986,262
Oil & Gas Refining & Marketing-0.51%
Marathon Petroleum Corp.	5,554	1,757,674
Phillips 66	8,048	1,703,601
Valero Energy Corp.	5,676	1,776,020
		5,237,295
Oil & Gas Storage & Transportation-0.57%
Kinder Morgan, Inc.	45,946	1,478,542
ONEOK, Inc.	16,149	1,466,491
Targa Resources Corp.	5,372	1,452,427
Williams Cos., Inc. (The)	20,246	1,448,399
		5,845,859
Other Specialized REITs-0.27%
Iron Mountain, Inc.	11,859	1,450,593
VICI Properties, Inc.	51,488	1,356,709
		2,807,302
Other Specialty Retail-0.30%
Tractor Supply Co.	47,544	1,462,929
Ulta Beauty, Inc.(b)	3,113	1,596,440
		3,059,369
Packaged Foods & Meats-1.16%
General Mills, Inc.	43,260	1,546,545
Hershey Co. (The)	8,286	1,450,464
Hormel Foods Corp.	60,233	1,506,427
J.M. Smucker Co. (The)	12,498	1,490,512
Kraft Heinz Co. (The)	60,827	1,572,378
McCormick & Co., Inc.	29,447	1,498,852
Mondelez International, Inc., Class A	22,795	1,420,356
Tyson Foods, Inc., Class A	26,061	1,510,496
		11,996,030
Paper & Plastic Packaging Products & Materials-0.83%
Amcor PLC(c)	38,323	1,719,936
Avery Dennison Corp.	9,372	1,590,710
International Paper Co.	45,933	1,875,444
Packaging Corp. of America	6,752	1,659,912
Smurfit WestRock PLC	37,559	1,726,587
		8,572,589
Passenger Airlines-0.48%
Delta Air Lines, Inc.	19,136	1,673,252
Southwest Airlines Co.	35,335	1,589,015
United Airlines Holdings, Inc.(b)	14,230	1,726,526
		4,988,793
Passenger Ground Transportation-0.15%
Uber Technologies, Inc.(b)	21,317	1,499,864
Personal Care Products-0.29%
Estee Lauder Cos., Inc. (The), Class A	17,128	1,437,039
Kenvue, Inc.	81,045	1,559,306
		2,996,345
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Pharmaceuticals-1.05%
Bristol-Myers Squibb Co.	26,313	$1,718,502
Eli Lilly and Co.	1,287	1,478,557
Johnson & Johnson	6,132	1,571,938
Merck & Co., Inc.	12,282	1,599,116
Pfizer, Inc.	57,147	1,429,247
Viatris, Inc.	92,769	1,629,024
Zoetis, Inc.	17,997	1,390,988
		10,817,372
Property & Casualty Insurance-1.85%
Allstate Corp. (The)	6,546	1,728,668
American International Group, Inc.	19,523	1,534,117
Arch Capital Group Ltd.(b)	16,022	1,610,692
Assurant, Inc.	5,689	1,588,312
Chubb Ltd.	4,429	1,553,162
Cincinnati Financial Corp.	8,786	1,561,096
Erie Indemnity Co., Class A(c)	6,312	1,527,756
Hartford Insurance Group, Inc. (The)	11,315	1,605,712
Loews Corp.	13,538	1,570,543
Progressive Corp. (The)	7,161	1,513,979
Travelers Cos., Inc. (The)	4,822	1,805,164
W.R. Berkley Corp.	21,470	1,557,434
		19,156,635
Publishing-0.14%
News Corp., Class A	39,362	1,084,816
News Corp., Class B(c)	12,988	406,135
		1,490,951
Rail Transportation-0.46%
CSX Corp.	31,519	1,588,557
Norfolk Southern Corp.	4,739	1,589,840
Union Pacific Corp.	5,477	1,599,996
		4,778,393
Real Estate Services-0.27%
CBRE Group, Inc., Class A(b)	10,912	1,601,991
CoStar Group, Inc.(b)	42,739	1,229,173
		2,831,164
Regional Banks-0.76%
Citizens Financial Group, Inc.	22,519	1,613,486
Huntington Bancshares, Inc.	86,872	1,480,299
M&T Bank Corp.	6,529	1,608,027
Regions Financial Corp.	51,181	1,584,052
Truist Financial Corp.	29,407	1,524,459
		7,810,323
Reinsurance-0.16%
Everest Group Ltd.	4,354	1,629,049
Research & Consulting Services-0.59%
Equifax, Inc.	8,804	1,519,746
Jacobs Solutions, Inc.	12,010	1,620,509
Leidos Holdings, Inc.	12,016	1,389,050
Verisk Analytics, Inc.	7,990	1,556,852
		6,086,157
Restaurants-1.08%
Chipotle Mexican Grill, Inc.(b)	48,093	1,790,021
Darden Restaurants, Inc.	7,180	1,461,704
Domino’s Pizza, Inc.	4,642	1,612,817
DoorDash, Inc., Class A(b)	9,687	1,900,202
McDonald’s Corp.	5,176	1,400,833
	Shares	Value
Restaurants-(continued)
Starbucks Corp.	14,812	$1,558,963
Yum! Brands, Inc.	9,683	1,484,210
		11,208,750
Retail REITs-0.72%
Federal Realty Investment Trust	11,835	1,468,605
Kimco Realty Corp.	57,641	1,468,693
Realty Income Corp.	23,549	1,504,075
Regency Centers Corp.	18,267	1,466,657
Simon Property Group, Inc.	6,869	1,575,542
		7,483,572
Self-Storage REITs-0.28%
Extra Space Storage, Inc.	9,773	1,446,795
Public Storage	4,515	1,463,627
		2,910,422
Semiconductor Materials & Equipment-0.68%
Applied Materials, Inc.	2,940	1,492,550
KLA Corp.	6,847	1,251,769
Lam Research Corp.	4,543	1,331,190
Qnity Electronics, Inc.	10,475	1,374,110
Teradyne, Inc.	4,207	1,546,872
		6,996,491
Semiconductors-1.89%
Advanced Micro Devices, Inc.(b)	3,232	1,538,917
Analog Devices, Inc.	3,732	1,371,174
Broadcom, Inc.	3,927	1,528,702
First Solar, Inc.(b)	5,864	1,237,480
Intel Corp.(b)	13,673	1,233,305
Marvell Technology, Inc.	5,791	1,086,160
Microchip Technology, Inc.	16,643	1,236,408
Micron Technology, Inc.	1,638	1,348,123
Monolithic Power Systems, Inc.	991	1,413,196
NVIDIA Corp.	7,303	1,466,077
NXP Semiconductors N.V. (Netherlands)	5,123	1,173,987
ON Semiconductor Corp.(b)	13,275	1,083,373
QUALCOMM, Inc.	7,654	1,129,807
Skyworks Solutions, Inc.(c)	20,817	1,296,483
Texas Instruments, Inc.	5,184	1,429,436
		19,572,628
Single-Family Residential REITs-0.14%
Invitation Homes, Inc.	49,236	1,463,294
Soft Drinks & Non-alcoholic Beverages-0.57%
Coca-Cola Co. (The)	17,496	1,532,475
Keurig Dr Pepper, Inc.	46,153	1,436,281
Monster Beverage Corp.(b)	16,041	1,546,032
PepsiCo, Inc.	10,143	1,415,557
		5,930,345
Specialty Chemicals-0.86%
Albemarle Corp.	9,937	1,168,989
DuPont de Nemours, Inc.	10,826	1,483,162
Ecolab, Inc.	5,697	1,581,658
International Flavors & Fragrances, Inc.	19,703	1,560,871
PPG Industries, Inc.	12,946	1,430,792
Sherwin-Williams Co. (The)	4,813	1,640,511
		8,865,983
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Steel-0.28%
Nucor Corp.	5,837	$1,501,802
Steel Dynamics, Inc.	5,452	1,369,869
		2,871,671
Systems Software-1.07%
CrowdStrike Holdings, Inc., Class A(b)	9,031	1,723,657
Fortinet, Inc.(b)	10,536	1,706,305
Gen Digital, Inc.	59,420	1,631,079
Microsoft Corp.	3,676	1,708,311
Oracle Corp.	7,274	944,674
Palo Alto Networks, Inc.(b)	5,555	1,843,316
ServiceNow, Inc.(b)	13,793	1,534,195
		11,091,537
Technology Distributors-0.16%
CDW Corp.	11,312	1,672,027
Technology Hardware, Storage & Peripherals-1.32%
Apple, Inc.	5,023	1,551,655
Dell Technologies, Inc., Class C	3,950	1,601,212
Hewlett Packard Enterprise Co.	32,157	1,540,320
HP, Inc.	59,251	1,615,775
NetApp, Inc.	9,102	1,624,707
Sandisk Corp.(b)	894	1,086,058
Seagate Technology Holdings PLC	1,800	1,541,034
Super Micro Computer, Inc.(b)(c)	49,985	1,419,574
Western Digital Corp.	2,980	1,623,623
		13,603,958
Telecom Tower REITs-0.37%
American Tower Corp.	7,605	1,318,403
Crown Castle, Inc.	15,669	1,195,544
SBA Communications Corp., Class A	7,056	1,276,995
		3,790,942
Timber REITs-0.15%
Weyerhaeuser Co.	60,557	1,515,742
Tobacco-0.28%
Altria Group, Inc.	20,001	1,366,668
Philip Morris International, Inc. (Switzerland)	7,997	1,525,988
		2,892,656
Trading Companies & Distributors-0.44%
Fastenal Co.	31,782	1,516,319
United Rentals, Inc.	1,379	1,488,300
W.W. Grainger, Inc.	1,105	1,527,353
		4,531,972
Transaction & Payment Processing Services-1.52%
Block, Inc., Class A(b)	21,951	1,783,299
Corpay, Inc.(b)	4,191	1,601,423
Fidelity National Information Services, Inc.	37,541	1,680,710
Fiserv, Inc.(b)	27,454	1,480,869
Global Payments, Inc.(c)	23,420	1,969,154
Jack Henry & Associates, Inc.	11,470	1,766,839
Mastercard, Inc., Class A	2,986	1,711,277
PayPal Holdings, Inc.	35,945	2,056,413
Visa, Inc., Class A	4,528	1,657,837
		15,707,821
Water Utilities-0.15%
American Water Works Co., Inc.	11,567	1,551,944
	Shares	Value
Wireless Telecommunication Services-0.13%
T-Mobile US, Inc.	7,891	$1,362,855
Total Common Stocks & Other Equity Interests (Cost $676,121,589)		759,184,344
	Principal Amount
Equity Linked Notes-6.01%
Diversified Banks-3.26%
Barclays Bank PLC (Invesco S&P 500 Equal Weight ETF), 154.50%, 08/10/2026(f)	$1,463,000	1,439,931
Barclays Bank PLC (Invesco S&P 500 Equal Weight ETF), 150.90%, 08/12/2026(f)	3,244,000	3,172,759
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 184.50%, 08/06/2026(f)	2,902,000	2,882,615
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 182.80%, 08/07/2026(f)	2,916,000	2,881,976
Citibank, N.A. (Invesco S&P 500 Equal Weight ETF), 154.64%, 08/28/2026(f)	3,227,000	3,227,000
J.P. Morgan Cahse Bank, N.A. (Invesco S&P 500 Equal Weight ETF), 156.70%, 08/07/2026(f)	2,650,000	2,620,598
JPMorgan Chase & Co. (Invesco S&P 500 Equal Weight ETF), 158.67%, 08/27/2026(f)	3,524,000	3,540,446
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 131.90%, 08/11/2026(f)	3,851,000	3,809,694
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 162.01%, 08/20/2026(f)	3,942,000	3,900,763
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 150.61%, 08/21/2026(f)	2,594,000	2,580,392
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF), 150.25%, 08/24/2026(f)	3,626,000	3,656,734
		33,712,908
Investment Banking & Brokerage- 2.75%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 140.00%, 08/13/2026(f)	3,930,000	3,892,119
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 137.13%, 08/25/2026(f)	2,734,000	2,731,591
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 166.03%, 08/06/2026(f)	2,502,000	2,453,244
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 133.26%, 08/10/2026(f)	3,025,000	3,003,132
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 159.23%, 08/14/2026(f)	4,307,000	4,254,020
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 140.39%, 08/17/2026(f)	2,738,000	2,690,205
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Investment Banking & Brokerage- (continued)
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 140.17%, 08/18/2026(f)	$3,637,000	$3,570,588
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 150.49%, 08/19/2026(f)	2,753,000	2,713,514
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 161.19%, 08/26/2026(f)	3,082,000	3,120,500
		28,428,913
Total Equity Linked Notes (Cost $62,647,000)		62,141,821
	Shares
Money Market Funds-20.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(d)(g) (Cost $206,766,764)	206,766,764	206,766,764
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.44% (Cost $945,535,353)		1,028,092,929
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.44%
Invesco Private Government Fund, 3.69%(d)(g)(h)	4,149,358	$4,149,358
Invesco Private Prime Fund, 3.82%(d)(g)(h)	10,783,673	10,784,751
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,933,945)		14,934,109
TOTAL INVESTMENTS IN SECURITIES-100.88% (Cost $960,469,298)		1,043,027,038
OTHER ASSETS LESS LIABILITIES-(0.88)%		(9,112,421)
NET ASSETS-100.00%		$1,033,914,617

Investment Abbreviations:
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Ltd.	$752,759	$969,123	$(419,224)	$247,455	$26,886	$1,576,999	$24,600
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	85,547,006	223,150,428	(101,930,670)	-	-	206,766,764	3,441,299
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,948,347	57,778,479	(55,577,468)	-	-	4,149,358	265,488 *
Invesco Private Prime Fund	5,576,063	116,317,351	(111,105,381)	294	(3,576)	10,784,751	293,624 *
Total	$93,824,175	$398,215,381	$(269,032,743)	$247,749	$23,310	$223,277,872	$4,025,011

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2026
(Unaudited)
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $62,141,821, which represented 6.01% of the Fund’s Net Assets.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Short Duration High Yield ETF (GTOH)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-89.70%
Advertising-0.44%
Clear Channel Outdoor Holdings, Inc.
7.13% 02/15/2031(b)	$31,000	$31,995
7.50% 03/15/2033(b)	23,000	24,128
		56,123
Aerospace & Defense-2.46%
TransDigm, Inc.
6.38% 03/01/2029(b)	128,000	129,700
4.88% 05/01/2029	35,000	34,407
6.88% 12/15/2030(b)	148,000	151,811
		315,918
Alternative Carriers-0.25%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	33,000	32,291
Application Software-0.78%
Cloud Software Group LLC
9.00% 09/30/2029(b)	34,000	33,342
8.25% 06/30/2032(b)	53,000	50,179
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	17,000	16,490
		100,011
Asset Management & Custody Banks-0.71%
FS KKR Capital Corp., 6.13%, 01/15/2030	29,000	28,278
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	62,000	62,253
		90,531
Automobile Manufacturers-1.20%
Allison Transmission, Inc.
3.75% 01/30/2031(b)	138,000	128,085
5.88% 12/01/2033(b)	26,000	25,634
		153,719
Automotive Parts & Equipment-2.99%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(c)	70,000	67,680
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	61,000	62,581
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	196,000	194,764
Phinia, Inc., 6.63%, 10/15/2032(b)	58,000	58,629
		383,654
Automotive Retail-2.24%
Advance Auto Parts, Inc.
3.90% 04/15/2030	27,000	25,272
7.00% 08/01/2030(b)	67,000	68,707
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	87,660	96,484
Lithia Motors, Inc.
5.50% 10/01/2030(b)	29,000	28,604
4.38% 01/15/2031(b)	73,000	69,159
		288,226
Broadcasting-1.68%
Gray Media, Inc., 9.63%, 07/15/2032(b)	20,000	20,230
Nexstar Media, Inc., 4.75%, 11/01/2028(b)	70,000	68,682
Paramount Global, 4.95%, 01/15/2031	71,000	65,094
Univision Communications, Inc., 8.50%, 07/31/2031(b)	62,000	61,908
		215,914
	Principal Amount	Value
Cable & Satellite-5.57%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38% 06/01/2029(b)	$63,000	$61,224
6.38% 09/01/2029(b)	56,000	55,680
4.75% 03/01/2030(b)	135,000	126,216
4.25% 02/01/2031(b)	132,000	116,970
7.38% 03/01/2031(b)(c)	57,000	56,829
Directv Financing LLC, 8.88%, 02/01/2030(b)	60,000	61,163
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	60,000	62,753
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(d)	95,000	96,468
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	14,000	14,374
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	62,000	63,961
		715,638
Casinos & Gaming-2.99%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	193,488
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	190,450
		383,938
Commercial & Residential Mortgage Finance-2.72%
Nationstar Mortgage Holdings LLC
6.50% 08/01/2029(b)	30,000	29,775
7.13% 02/01/2032(b)	44,000	43,560
Rocket Cos., Inc.
6.13% 08/01/2030(b)	116,000	117,004
6.13% 08/01/2031(b)	110,000	110,562
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	48,000	48,099
		349,000
Construction & Engineering-0.38%
AECOM, 6.00%, 08/01/2033(b)	49,000	48,773
Consumer Finance-4.36%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(c)(e)	26,000	26,930
EZCORP, Inc., 7.38%, 04/01/2032(b)	166,000	173,963
FirstCash, Inc., 5.63%, 01/01/2030(b)	133,000	131,015
Navient Corp.
4.88% 03/15/2028	16,000	15,650
9.38% 07/25/2030(c)	23,000	23,347
7.88% 06/15/2032(c)	67,000	62,854
OneMain Finance Corp.
4.00% 09/15/2030	37,000	33,947
7.13% 11/15/2031	20,000	20,280
6.75% 03/15/2032	31,000	30,889
7.13% 09/15/2032	40,000	40,469
		559,344
Diversified Banks-0.53%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	66,000	67,699
Saks Global Enterprises LLC, 11.00%, 12/15/2029(f)	22,350	0
		67,699
Diversified Capital Markets-0.10%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 10.00%, 11/15/2029(b)	13,000	13,038
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-4.98%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	$31,000	$31,160
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	184,000	187,160
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/2029(b)	65,000	63,107
7.13% 04/30/2031(b)	52,000	53,696
6.13% 11/01/2032(b)	66,000	65,711
6.75% 05/01/2033(b)	79,000	80,568
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	60,000	62,170
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	93,000	96,090
		639,662
Diversified Support Services-0.25%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	31,000	31,606
Electric Utilities-1.38%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	49,336
NRG Energy, Inc., 5.75%, 07/15/2029(b)	128,000	128,004
		177,340
Electrical Components & Equipment-1.48%
EnerSys, 4.38%, 12/15/2027(b)	64,000	63,286
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	130,000	127,049
		190,335
Electronic Components-0.59%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	82,000	76,369
Electronic Manufacturing Services-0.80%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	101,000	102,782
Environmental & Facilities Services-0.97%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	123,000	124,642
Fertilizers & Agricultural Chemicals-0.98%
FMC Corp., 8.00%, 06/01/2031(b)	122,000	126,242
Food Distributors-0.19%
Core & Main L.P., 6.00%, 07/01/2034(b)	24,000	23,888
Gold-0.51%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	64,000	65,564
Health Care Facilities-0.56%
Tenet Healthcare Corp.
6.75% 05/15/2031	8,000	8,164
5.50% 11/15/2032(b)	65,000	64,042
		72,206
Health Care REITs-0.63%
Diversified Healthcare Trust, 4.38%, 03/01/2031	76,000	69,560
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	11,000	11,187
		80,747
	Principal Amount	Value
Health Care Services-0.95%
CHS/Community Health Systems, Inc.
5.25% 05/15/2030(b)	$36,000	$33,267
4.75% 02/15/2031(b)	32,000	28,569
DaVita, Inc.
6.88% 09/01/2032(b)	29,000	29,825
6.75% 07/15/2033(b)	29,000	29,757
		121,418
Home Furnishings-1.03%
Wayfair LLC, 7.75%, 09/15/2030(b)	126,000	132,121
Hotels, Resorts & Cruise Lines-2.06%
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	69,000	66,554
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	199,000	198,471
		265,025
Household Appliances-0.75%
Whirlpool Corp.
6.13% 06/15/2030	28,000	25,469
7.50% 07/01/2031(b)	71,000	70,734
		96,203
Housewares & Specialties-0.75%
Newell Brands, Inc., 6.38%, 05/15/2030(c)	95,000	96,102
Independent Power Producers & Energy Traders-0.88%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	112,000	112,623
Industrial Machinery & Supplies & Components-1.38%
Enpro, Inc., 6.13%, 06/01/2033(b)	113,000	113,487
ESAB Corp., 5.63%, 04/01/2031(b)	64,000	63,386
		176,873
Insurance Brokers-0.24%
Alliant Holdings Intermediate LLC, 6.50%, 10/01/2031(b)	31,000	31,013
Integrated Oil & Gas-0.66%
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031	87,000	85,272
Integrated Telecommunication Services-2.94%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	119,000	126,562
Cipher Compute LLC, 7.13%, 11/15/2030(b)	31,000	31,659
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	32,000	31,374
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 8.75%, 05/01/2029(b)	28,000	26,113
Uniti Services LLC, 7.50%, 10/15/2033(b)	63,000	64,441
WULF Compute LLC, 7.75%, 10/15/2030(b)	64,000	66,551
Yondr JK 1 LLC, 6.88%, 06/30/2031(b)	32,000	30,509
		377,209
Internet Services & Infrastructure-0.92%
CoreWeave, Inc.
9.25% 06/01/2030(b)(c)	59,000	55,199
9.00% 02/01/2031(b)(c)	22,000	19,887
9.75% 10/01/2031(b)	37,000	33,605
9.63% 07/15/2032(b)	11,000	9,859
		118,550
Leisure Facilities-0.24%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	31,000	31,262
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Managed Health Care-0.71%
Centene Corp., 2.50%, 03/01/2031	$82,000	$71,349
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	21,000	19,434
		90,783
Marine Transportation-0.21%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	27,000	27,608
Metal, Glass & Plastic Containers-0.98%
Ball Corp., 2.88%, 08/15/2030	70,000	63,340
Crown Americas LLC, 5.25%, 04/01/2030	63,000	62,906
		126,246
Movies & Entertainment-1.27%
Discovery Global Holdings, Inc.
4.05% 03/15/2029	67,000	65,860
4.28% 03/15/2032	40,000	35,571
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	64,000	61,754
		163,185
Oil & Gas Drilling-1.00%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	64,000	66,500
Transocean International Ltd., 7.88%, 10/15/2032(b)	59,000	61,491
		127,991
Oil & Gas Equipment & Services-1.13%
Oceaneering International, Inc., 6.88%, 07/15/2034(b)	24,000	24,569
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031(b)	59,000	57,988
Tidewater, Inc., 9.13%, 07/15/2030(b)	59,000	63,097
		145,654
Oil & Gas Exploration & Production-1.69%
Caturus Energy LLC
8.50% 02/15/2030(b)	56,000	58,033
7.13% 05/15/2031(b)	37,000	36,725
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	77,000	75,871
Crescent Energy Co., Conv., 2.75%, 03/15/2031(b)	13,000	13,796
Saturn Oil & Gas, Inc. (Canada), 8.50%, 07/30/2031(b)(c)	32,000	32,108
		216,533
Oil & Gas Refining & Marketing-2.08%
CVR Energy, Inc.
7.50% 02/15/2031(b)	41,000	41,561
7.88% 02/15/2034(b)	67,000	68,128
PBF Holding Co. LLC/PBF Finance Corp., 9.88%, 03/15/2030(b)	59,000	63,235
Sunoco L.P.
7.00% 05/01/2029(b)	68,000	69,523
5.63% 03/15/2031(b)	25,000	24,689
		267,136
Oil & Gas Storage & Transportation-7.66%
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	64,000	67,076
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Genesis Energy L.P./Genesis Energy Finance Corp.
8.25% 01/15/2029	$78,000	$80,482
8.88% 04/15/2030	43,000	44,910
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	57,000	57,762
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	70,000	70,614
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	48,000	49,540
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	163,000	157,338
Venture Global LNG, Inc.
9.50% 02/01/2029(b)	49,000	52,472
7.00% 01/15/2030(b)	63,000	64,032
8.38% 06/01/2031(b)	140,000	144,803
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030(b)	192,000	195,168
		984,197
Other Specialized REITs-2.79%
Iron Mountain, Inc.
7.00% 02/15/2029(b)	130,000	132,156
5.25% 07/15/2030(b)	100,000	97,778
4.50% 02/15/2031(b)	136,000	128,813
		358,747
Other Specialty Retail-2.32%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	193,000	196,249
Michaels Cos., Inc. (The), 8.50%, 03/15/2033(b)	71,000	70,384
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(b)	31,000	31,122
		297,755
Packaged Foods & Meats-0.24%
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	31,000	31,036
Paper & Plastic Packaging Products & Materials-0.65%
Clydesdale Acquisition Holdings, Inc.
8.75% 04/15/2030(b)	31,000	29,655
6.75% 04/15/2032(b)	56,000	53,374
		83,029
Paper Products-0.25%
Magnera Corp., 7.25%, 11/15/2031(b)(c)	33,000	32,321
Passenger Airlines-2.10%
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	25,000	24,620
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	91,667	91,247
United Airlines Holdings, Inc., 5.38%, 03/01/2031	156,000	154,151
		270,018
Pharmaceuticals-0.82%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	30,000	30,692
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	71,000	74,819
		105,511
Property & Casualty Insurance-0.89%
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(b)	113,000	114,405
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Real Estate Development-1.12%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	$71,000	$74,305
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	67,000	69,400
		143,705
Regional Banks-0.25%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	31,000	31,843
Research & Consulting Services-0.27%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	37,000	34,106
Security & Alarm Services-0.51%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	64,000	65,389
Specialized Consumer Services-0.52%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	70,000	66,413
Specialized Finance-0.79%
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	97,000	100,928
Specialty Chemicals-0.50%
Celanese US Holdings LLC, 7.33%, 07/15/2029	62,000	64,496
Tires & Rubber-0.50%
Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/2031(c)	72,000	64,021
Trading Companies & Distributors-0.50%
FTAI Aviation Investors LLC, 7.00%, 05/01/2031(b)	62,000	63,777
Water Utilities-0.25%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	33,000	31,895
Wireless Telecommunication Services-2.18%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)	66,000	64,451
ELK Grove Village Property LLC, 7.50%, 06/15/2031(b)	65,000	62,692
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	65,000	62,517
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	96,000	90,513
		280,173
Total U.S. Dollar Denominated Bonds & Notes (Cost $11,566,725)		11,517,772
Variable Rate Senior Loan Interests-6.34%(g)(h)
Aerospace & Defense-0.78%
TransDigm, Inc., Term Loan L, 6.23% (3 mo. Term SOFR + 2.50%), 01/19/2032	99,494	99,733
Automotive Parts & Equipment-0.78%
American Axle & Manufacturing, Inc., Term Loan B, 6.68% (1 mo. Term SOFR + 3.00%), 12/13/2029	99,479	99,770
	Principal Amount		Value
Electronic Manufacturing Services-0.77%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.07% (3 mo. Term SOFR + 2.25%), 08/04/2031		$99,497	$99,612
Marine Transportation-2.13%
Carrix, Inc.
Term Loan, - , 07/15/2033(i)		228,000	227,715
Term Loan, - , 07/15/2033(i)		46,000	45,942
			273,657
Paper & Plastic Packaging Products & Materials-0.74%
Flex Acquisition Co., Inc., Term Loan B, 6.98% (1 mo. Term SOFR + 3.25%), 04/01/2032		99,497	95,269
Passenger Airlines-0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.48% (3 mo. Term SOFR + 3.25%), 05/28/2032		99,496	99,620
Technology Hardware, Storage & Peripherals-0.36%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 5.95% (1 mo. Term SOFR + 2.25%), 03/31/2032(f)		46,000	46,115
Total Variable Rate Senior Loan Interests (Cost $818,205)			813,776
Non-U.S. Dollar Denominated Bonds & Notes-0.86%
Wireless Telecommunication Services-0.86%
VMED O2 UK Financing I PLC (United Kingdom), 4.50%, 07/15/2031(b) (Cost $113,265)	GBP	100,000	110,419
	Shares
Money Market Funds-2.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(j)(k) (Cost $291,957)		291,957	291,957
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.17% (Cost $12,790,152)			12,733,924
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.84%
Invesco Private Government Fund, 3.69%(j)(k)(l)		96,040	96,040
Invesco Private Prime Fund, 3.82%(j)(k)(l)		396,614	396,654
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $492,679)			492,694
TOTAL INVESTMENTS IN SECURITIES-103.01% (Cost $13,282,831)			13,226,618
OTHER ASSETS LESS LIABILITIES-(3.01)%			(386,477)
NET ASSETS-100.00%			$12,840,141
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
GBP	-British Pound Sterling
PIK	-Pay-in-Kind
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $9,909,945, which represented 77.18% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(h)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured
Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	This variable rate interest will settle after July 31, 2026, at which time the interest rate will be determined.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$50,248	$5,005,293	$(4,763,584)	$-	$-	$291,957	$5,849
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,468	1,489,087	(1,553,515)	-	-	96,040	8,995 *
Invesco Private Prime Fund	416,835	2,775,204	(2,795,343)	19	(61)	396,654	8,664 *
Total	$627,551	$9,269,584	$(9,112,442)	$19	$(61)	$784,651	$23,508

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/20/2026	State Street Bank & Trust	USD	113,667	GBP	85,000	$723
Subtotal—Appreciation						723
Currency Risk
10/20/2026	State Street Bank & Trust	GBP	85,000	USD	113,942	(448)
10/28/2026	State Street Bank & Trust	EUR	99,000	USD	113,408	(907)
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
July 31, 2026
(Unaudited)
Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/28/2026	State Street Bank & Trust	GBP	40,000	USD	53,491	$(341)
Subtotal—Depreciation						(1,696)
Total Forward Foreign Currency Contracts						$(973)

Abbreviations:
EUR	-Euro
GBP	-British Pound Sterling
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Short Duration Total Return Bond ETF (GTOS)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-57.98%
Advertising-0.44%
Lamar Media Corp., 4.88%, 01/15/2029	$514,000	$506,948
Omnicom Group, Inc., 4.20%, 03/02/2029	28,000	27,513
		534,461
Aerospace & Defense-0.90%
Boeing Co. (The)
6.26% 05/01/2027	9,000	9,107
6.30% 05/01/2029	8,000	8,288
Honeywell Aerospace, Inc.
3.90% 03/16/2028(b)	132,000	130,542
4.00% 03/16/2029(b)	39,000	38,292
4.30% 03/16/2031(b)	5,000	4,866
Howmet Aerospace, Inc.
3.75% 03/03/2028	39,000	38,506
3.90% 04/15/2029	10,000	9,786
L3Harris Technologies, Inc., 5.40%, 01/15/2027	6,000	6,028
Lockheed Martin Corp., 4.15%, 08/15/2028	6,000	5,963
RTX Corp., 5.75%, 11/08/2026	8,000	8,023
TransDigm, Inc.
6.75% 08/15/2028(b)	12,000	12,090
6.38% 03/01/2029(b)	810,000	820,758
		1,092,249
Agricultural & Farm Machinery-0.19%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,009
CNH Industrial Capital LLC, 4.75%, 03/21/2028	6,000	5,999
Deere Funding Canada Corp., 4.15%, 10/09/2030	17,000	16,585
John Deere Capital Corp.
4.38% 10/15/2030(c)	2,000	1,971
Series I, 4.13% 01/18/2029	182,000	180,461
Series I, 3.90% 03/09/2029	24,000	23,609
Series I, 4.20% 03/10/2031	7,000	6,826
		237,460
Agricultural Products & Services-0.02%
Cargill, Inc., 4.13%, 10/23/2030(b)	28,000	27,202
Alternative Carriers-0.11%
Space Exploration Technologies Corp., 5.35%, 07/15/2031(b)	137,000	133,394
Apparel Retail-0.31%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	404,000	380,287
Apparel, Accessories & Luxury Goods-0.00%
Gildan Activewear, Inc. (Canada), 4.70%, 10/07/2030(b)	2,000	1,955
Application Software-0.82%
Roper Technologies, Inc.
4.25% 09/15/2028	4,000	3,962
4.50% 10/15/2029(c)	5,000	4,949
4.45% 09/15/2030	1,350	1,323
Salesforce, Inc., 4.50%, 03/15/2028	301,000	300,426
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	694,000	693,534
		1,004,194
Asset Management & Custody Banks-0.10%
Ares Strategic Income Fund, 4.85%, 01/15/2029	22,000	21,590
	Principal Amount	Value
Asset Management & Custody Banks-(continued)
Bank of New York Mellon Corp. (The)
4.33% (SOFR + 0.68%), 06/09/2028(d)	$8,000	$8,019
4.44% 06/09/2028(e)	6,000	6,000
4.03% 01/22/2030(e)	76,000	74,761
Hercules Capital, Inc., 6.30%, 07/24/2031	9,000	8,888
Voya Global Funding, 4.60%, 11/24/2030(b)	5,000	4,895
		124,153
Automobile Manufacturers-3.12%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	781,000	779,512
American Honda Finance Corp.
4.15% 01/08/2029	73,000	71,890
Series A, 4.55% 04/10/2028	43,000	42,917
Series A, 4.80% 07/06/2029	450,000	448,635
Series A, 4.90% 04/10/2031	13,000	12,822
Daimler Truck Finance North America LLC (Germany)
4.95% 01/13/2028(b)	35,000	35,143
4.15% 01/12/2029(b)	106,000	104,436
Ford Motor Credit Co. LLC
5.85% 05/17/2027	447,000	450,082
4.97% 04/06/2029	351,000	346,966
5.42% 04/09/2031	200,000	196,895
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	11,000	10,941
4.69% 07/08/2030	52,000	51,318
Hyundai Capital America
5.30% 03/19/2027(b)	7,000	7,036
4.88% 06/23/2027(b)	10,000	10,037
5.00% 01/07/2028(b)	10,000	10,030
4.60% 04/06/2028(b)	116,000	115,616
4.50% 06/16/2028(b)	239,000	237,643
4.25% 09/18/2028(b)	11,000	10,856
4.25% 01/08/2029(b)	271,000	266,872
4.75% 04/06/2029(b)	83,000	82,448
4.75% 06/18/2029(b)	111,000	110,265
5.30% 01/08/2030(b)	3,000	3,022
4.50% 09/18/2030(b)	4,000	3,896
5.00% 06/18/2031(b)	19,000	18,791
Mercedes-Benz Finance North America LLC (Germany), 4.13%, 03/10/2028(b)	195,000	193,317
PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	85,000	83,762
Toyota Motor Credit Corp.
4.55% 08/07/2026	6,000	6,000
4.55% 08/09/2029	2,000	1,992
Series B, 4.05% 03/13/2029	47,000	46,367
Series B, 4.55% 05/14/2031	48,000	47,238
		3,806,745
Automotive Parts & Equipment-0.48%
BMW US Capital LLC (Germany)
4.15% 08/11/2027(b)	9,000	8,977
4.34% (SOFR + 0.71%), 08/11/2027(b)(d)	10,000	10,033
4.30% 03/17/2028(b)	262,000	260,516
4.40% 03/19/2029(b)	144,000	142,467
4.65% 03/19/2031(b)	41,000	40,110
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Automotive Parts & Equipment-(continued)
ERAC USA Finance LLC
4.50% 10/30/2029(b)	$69,000	$68,240
4.70% 04/30/2031(b)	42,000	41,473
Phinia, Inc., 6.75%, 04/15/2029(b)	13,000	13,231
		585,047
Automotive Retail-0.23%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	31,000	30,681
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	212,000	204,725
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	40,000	39,453
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	5,000	5,016
		279,875
Biotechnology-0.01%
AbbVie, Inc., 4.80%, 03/15/2027	7,000	7,019
Brewers-0.04%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	49,000	48,818
Broadline Retail-0.30%
Amazon.com, Inc., 4.60%, 07/09/2029	317,000	315,974
eBay, Inc., 4.25%, 03/06/2029	55,000	54,300
		370,274
Building Products-0.10%
CRH America Finance, Inc., 4.40%, 02/09/2031	31,000	30,264
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	90,000	87,543
		117,807
Cable & Satellite-0.34%
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	418,000	417,670
Cargo Ground Transportation-0.40%
Fedex Freight Holding Co., Inc.
4.30% 03/15/2029(b)	135,000	132,667
4.65% 03/15/2031(b)	23,700	23,084
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.35% 01/12/2027(b)	3,000	3,010
4.40% 07/01/2027(b)	11,000	10,986
6.05% 08/01/2028(b)	8,000	8,173
4.55% 01/15/2031(b)	5,000	4,904
Ryder System, Inc.
5.30% 03/15/2027	9,000	9,038
4.90% 12/01/2029(c)	2,000	2,004
4.30% 12/01/2030	28,000	27,342
5.00% 09/15/2031	264,000	262,447
		483,655
Casinos & Gaming-0.62%
Las Vegas Sands Corp., 5.30%, 05/15/2031	15,000	14,807
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	250,000	249,481
Station Casinos LLC, 4.50%, 02/15/2028(b)	500,000	491,933
		756,221
Coal & Consumable Fuels-0.03%
Rio Grande LNG LLC, 5.25%, 06/30/2031(b)	31,000	30,627
	Principal Amount	Value
Commercial & Residential Mortgage Finance-0.50%
Aviation Capital Group LLC, 4.25%, 04/30/2029(b)	$10,000	$9,810
Nationwide Building Society (United Kingdom), 4.35%, 09/30/2030(b)	200,000	194,390
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	404,000	407,495
		611,695
Computer & Electronics Retail-0.11%
Dell International LLC/EMC Corp., 4.15%, 02/15/2029	47,000	46,304
Leidos, Inc., 4.10%, 03/15/2029	94,000	92,181
		138,485
Construction Machinery & Heavy Transportation Equipment-0.51%
Caterpillar Financial Services Corp.
4.21% (SOFR + 0.58%), 11/14/2028(d)	120,000	120,304
3.75% 02/23/2029	120,000	117,618
4.13% (SOFR + 0.49%), 02/23/2029(d)	173,000	172,933
Cummins, Inc., 4.25%, 05/09/2028	6,000	5,980
SMBC Aviation Capital Finance DAC (Ireland), 4.95%, 07/23/2029(b)	200,000	199,597
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	3,000	2,992
		619,424
Construction Materials-0.01%
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)	7,000	6,991
Consumer Finance-0.38%
American Express Co.
4.73% 04/25/2029(e)	10,000	10,010
4.94% (SOFR + 1.26%), 04/25/2029(d)	11,000	11,128
4.35% 07/20/2029(e)	5,000	4,972
4.48% (SOFR + 0.81%), 07/20/2029(d)	11,000	11,054
4.44% 05/03/2030(e)	90,000	89,120
Capital One Financial Corp., 7.15%, 10/29/2027(e)	8,000	8,046
FirstCash, Inc., 4.63%, 09/01/2028(b)	250,000	245,555
General Motors Financial Co., Inc., 4.20%, 10/27/2028	80,000	79,036
Synchrony Financial, 5.02%, 07/29/2029(e)	2,000	1,995
		460,916
Distributors-0.07%
Genuine Parts Co., 6.50%, 11/01/2028	78,000	80,502
Diversified Banks-15.18%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 4.00%, 01/22/2029(b)	235,000	231,441
ASB Bank Ltd. (New Zealand), 4.16%, 10/29/2030(b)	227,000	220,930
Banco Bilbao Vizcaya Argentaria S.A. (Spain)
4.15% 03/03/2029(c)	400,000	393,509
4.53% (SOFR + 0.88%), 03/03/2029(d)	400,000	401,172
4.97% 05/08/2031	200,000	197,964
Banco Santander S.A. (Spain)
4.60% 04/15/2029	200,000	198,437
5.07% 11/06/2030	200,000	195,508
4.87% 04/15/2031	200,000	197,015
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Bank of America Corp.
4.62% 05/09/2029(e)	$8,000	$7,984
4.74% (SOFR + 1.11%), 05/09/2029(d)	10,000	10,083
5.82% 09/15/2029(e)	102,000	104,069
4.48% 04/23/2030(e)	55,000	54,406
Series N, 4.56% (SOFR + 0.88%), 04/23/2030(d)	269,000	269,499
Series N, 4.55% (SOFR + 0.87%), 02/06/2032(d)	38,000	37,900
Series RR, 4.38% (e)(f)	129,000	128,282
Bank of Montreal (Canada), Series J, 4.34%, 03/19/2030(e)	39,000	38,558
Bank of Nova Scotia (The) (Canada)
4.58% 06/05/2029(e)	191,000	190,205
4.25% 02/02/2030(e)	128,000	126,048
4.90% 06/05/2032(e)	69,000	68,123
8.63% 10/27/2082(e)	295,000	305,608
Banque Federative du Credit Mutuel S.A. (France), 4.48% (SOFR + 0.82%), 07/09/2029(b)(d)	556,000	556,577
Barclays PLC (United Kingdom)
4.22% 05/24/2030(e)	593,000	580,010
4.57% (SOFR + 0.93%), 05/24/2030(d)	214,000	214,085
4.91% 06/26/2030(e)	114,000	113,410
BNP Paribas S.A. (France), 4.89%, 06/30/2030(b)(e)	335,000	333,465
Canadian Imperial Bank of Commerce (Canada), 4.28%, 01/29/2030(e)	123,000	121,240
Citigroup, Inc.
4.64% 05/07/2028(e)	15,000	15,006
4.77% (SOFR + 1.14%), 05/07/2028(d)	11,000	11,046
4.79% 03/04/2029(e)	15,000	15,003
4.54% 09/19/2030(e)	4,000	3,953
5.09% (SOFR + 1.46%), 05/07/2031(d)	11,000	11,207
4.83% (SOFR + 1.17%), 09/11/2031(d)	5,000	5,041
Series T, 6.25% (e)(f)	595,000	594,362
Danske Bank A/S (Denmark)
4.66% 03/27/2029(b)(e)	200,000	199,913
5.00% 03/27/2032(b)(e)	200,000	198,089
Depository Trust Co. (The), 4.30%, 03/27/2029(b)	262,000	259,784
Fifth Third Bancorp
6.34% 07/27/2029(e)	4,000	4,114
4.57% 04/29/2032(e)	1,000	972
Goldman Sachs Bank USA, 4.66%, 06/03/2029(e)	200,000	199,513
HSBC Holdings PLC (United Kingdom), 4.71%, 05/12/2030(e)	209,000	207,272
ING Bank N.V. (Netherlands), 4.56%, 07/07/2029(b)	200,000	199,203
	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
6.07% 10/22/2027(e)	$11,000	$11,039
5.04% 01/23/2028(e)	9,000	9,021
5.57% 04/22/2028(e)	8,000	8,056
4.98% 07/22/2028(e)	170,000	170,572
4.51% 10/22/2028(e)	9,000	8,982
6.09% 10/23/2029(e)	7,000	7,189
4.41% 04/23/2030(e)	236,000	232,860
4.49% (SOFR + 0.82%), 04/23/2030(d)	322,000	322,423
4.86% 07/23/2030(e)	304,000	303,401
4.26% 10/22/2031(e)	22,000	21,314
Series 1, 4.52% (SOFR + 0.85%), 07/23/2030(c)(d)	191,000	191,323
Series CC, 6.65% (3 mo. Term SOFR + 2.84%)(c)(d)(f)	16,000	16,065
Series II, 6.47% (3 mo. Term SOFR + 2.75%)(d)(f)	72,000	72,232
Lloyds Banking Group PLC (United Kingdom), 4.43%, 11/04/2031(e)	212,000	206,359
Macquarie Bank Ltd. (Australia)
4.16% (SOFR + 0.48%), 02/03/2028(b)(d)	47,000	47,066
4.53% 03/29/2029(b)	330,000	328,756
Manufacturers & Traders Trust Co., 4.55%, 04/18/2030(e)	327,000	323,473
Mitsubishi Ufj Financial Group, Inc. (Japan)
4.59% 04/18/2030(e)	200,000	198,374
4.51% (SOFR + 0.84%), 07/24/2030(d)	540,000	539,998
4.98% 07/24/2030(e)	201,000	201,208
4.85% 04/21/2032(e)	94,000	92,645
Mizuho Financial Group, Inc. (Japan)
4.51% (SOFR + 0.85%), 07/13/2030(d)	284,000	283,873
4.78% 07/13/2030(e)	311,000	309,207
Morgan Stanley Bank N.A., 4.61% (SOFR + 0.98%), 05/10/2030(d)	681,000	684,885
Morgan Stanley Private Bank N.A.
4.20% 11/17/2028(e)	690,000	685,983
4.21% 02/08/2030(e)	250,000	245,815
National Australia Bank Ltd. (Australia), 4.19% (SOFR + 0.53%), 12/13/2028(b)(d)	250,000	250,313
NatWest Markets PLC (United Kingdom), 4.65%, 03/27/2029(b)	200,000	198,927
Pinnacle Bank, 5.96%, 01/15/2036(e)	66,000	65,041
PNC Financial Services Group, Inc. (The)
6.62% 10/20/2027(e)	9,000	9,039
4.08% 01/26/2029(e)	43,000	42,600
4.30% (SOFR + 0.62%), 01/26/2029(d)	28,000	27,987
4.36% (SOFR + 0.68%), 10/26/2029(d)	151,000	150,897
4.62% 10/26/2029(e)	330,000	328,979
4.83% 07/19/2030(e)	153,000	152,737
Series T, 3.40% (e)(f)	80,000	79,735
Series U, 6.00% (e)(f)	45,000	45,099
Royal Bank of Canada (Canada), 4.31%, 11/03/2031(e)	61,000	59,313
Santander UK Group Holdings PLC (United Kingdom), 4.32%, 09/22/2029(e)	200,000	197,515
Societe Generale S.A. (France), 4.86%, 07/07/2029(b)(e)	200,000	199,251
Standard Chartered PLC (United Kingdom), 4.58% (SOFR + 0.92%), 01/13/2030(b)(d)	499,000	500,006
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Toronto-Dominion Bank (The) (Canada)
4.11% 10/13/2028	$154,000	$152,155
4.81% 06/03/2030	13,000	12,975
Truist Bank
4.34% (SOFR + 0.66%), 01/27/2029(d)	500,000	500,055
4.14% 10/23/2029(e)	540,000	532,069
Series I, 4.14% 01/27/2029(e)	380,000	376,674
U.S. Bancorp
6.79% 10/26/2027(e)	203,000	204,096
4.86% 07/27/2030(e)	181,000	180,681
UBS AG (Switzerland)
4.13% (SOFR + 0.50%), 05/17/2027(d)	430,000	429,714
4.30% 03/16/2029(c)(e)	250,000	248,693
Wells Fargo & Co.
5.71% 04/22/2028(e)	8,000	8,062
4.97% 04/23/2029(e)	11,000	11,044
5.04% (SOFR + 1.37%), 04/23/2029(d)	11,000	11,134
4.58% 05/20/2029(e)	228,000	227,263
5.57% 07/25/2029(e)	11,000	11,169
6.30% 10/23/2029(e)	10,000	10,312
4.18% 01/23/2030(e)	12,000	11,808
7.63% (c)(e)(f)	11,000	11,516
Westpac Banking Corp. (Australia), 4.48% (SOFR + 0.82%), 07/01/2030(d)	1,000	1,009
Westpac New Zealand Ltd. (New Zealand)
4.13% 01/29/2029(b)	211,000	207,945
4.43% (SOFR + 0.75%), 01/30/2031(b)(d)	297,000	297,810
		18,495,748
Diversified Capital Markets-0.75%
UBS Group AG (Switzerland)
4.15% 12/23/2029(b)(e)	200,000	196,852
4.50% (SOFR + 0.84%), 12/23/2029(b)(d)	300,000	300,054
4.21% 04/10/2030(b)(e)	208,000	204,029
4.88% (b)(e)(f)	207,000	206,882
		907,817
Diversified Financial Services-1.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10% 01/15/2027	150,000	150,950
4.38% 11/15/2030	154,000	149,884
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 05/15/2031(b)	68,000	66,870
Avilease Capital Ltd. (Saudi Arabia), 5.50%, 06/30/2031(b)	200,000	198,968
Avolon Holdings Funding Ltd. (Ireland)
4.20% 04/15/2029(b)	148,000	144,742
4.70% 01/30/2031(b)	44,000	42,866
Blackstone Reg Finance Co. L.L.C., 4.30%, 11/03/2030	13,000	12,681
Citadel Finance LLC, 4.75%, 02/14/2029(b)	353,000	346,200
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	700,000	699,650
GABX Leasing LLC, 4.63%, 04/15/2031(b)	10,000	9,765
LPL Holdings, Inc.
5.70% 05/20/2027	9,000	9,073
6.75% 11/17/2028	8,000	8,301
	Principal Amount	Value
Diversified Financial Services-(continued)
LSEG US Fin Corp. (United Kingdom), 4.25%, 03/23/2029(b)	$211,000	$208,107
Macquarie Airfinance Holdings Ltd. (United Kingdom), 5.15%, 03/17/2030(b)	3,000	2,973
		2,051,030
Diversified Metals & Mining-0.04%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	8,000	8,008
Glencore Funding LLC (Australia)
4.91% 04/01/2028(b)	4,000	4,011
5.37% 04/04/2029(b)	10,000	10,127
4.90% 07/01/2031(b)	18,000	17,808
Rio Tinto Finance (USA) PLC (Australia)
4.38% 03/12/2027	6,000	6,006
4.50% 03/14/2028	4,000	4,005
		49,965
Diversified Support Services-0.07%
Element Fleet Management Corp. (Canada)
4.80% 05/29/2029(b)	64,000	63,623
5.04% 03/25/2030(b)	7,000	6,972
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	12,000	12,122
		82,717
Electric Utilities-2.42%
Alabama Power Co., Series C, 4.30%, 03/15/2031	1,500	1,464
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056(e)	31,000	30,463
Chpe LLC, 4.88%, 06/30/2031(b)	29,000	28,589
Constellation Energy Generation LLC
3.90% 01/08/2028	123,000	121,946
4.55% 06/01/2029	168,000	166,735
4.80% 01/15/2032	49,000	48,059
Duke Energy Corp.
4.85% 01/05/2027	7,000	7,016
4.85% 01/05/2029	2,000	2,006
Duke Energy Florida LLC, 4.20%, 12/01/2030	21,000	20,454
Edison International, 5.00%, 05/05/2028	201,000	201,154
Emera US Finance LLC, 4.50%, 04/01/2029	82,000	81,146
ENEL Finance International N.V. (Italy), 4.63%, 07/13/2029(b)	395,000	392,031
Entergy Corp., 5.88%, 06/15/2056(e)	55,000	54,413
Evergy, Inc., 4.25%, 03/15/2029	10,000	9,863
Exelon Corp., 5.15%, 03/15/2029	6,000	6,053
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/2028(b)	127,000	126,184
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	142,000	140,130
Georgia Power Co., 4.00%, 10/01/2028	12,000	11,867
ITC Holdings Corp., 4.88%, 04/15/2031(b)	21,000	20,774
Jersey Central Power & Light Co., 4.15%, 01/15/2029	11,000	10,859
Monongahela Power Co., 4.45%, 08/15/2029(b)	23,000	22,787
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
National Rural Utilities Cooperative Finance Corp.
5.60% 11/13/2026(c)	$6,000	$6,017
4.48% (SOFR + 0.80%), 02/05/2027(d)	20,000	20,050
4.12% 09/16/2027	10,000	9,965
3.95% 12/10/2027	269,000	267,269
4.85% 02/07/2029	4,000	4,015
4.40% 05/11/2029	50,000	49,587
Series D, 4.06% (SOFR + 0.43%), 08/09/2027(d)	128,000	128,098
Series D, 4.15% 08/25/2028	13,000	12,879
Series D, 4.05% 02/09/2029	31,000	30,521
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	147,000	147,265
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	4,000	3,940
NRG Energy, Inc.
4.73% 10/15/2030(b)	5,000	4,884
4.96% 04/30/2031(b)	6,000	5,869
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	30,000	29,874
Pacific Gas and Electric Co.
6.10% 01/15/2029	50,000	51,321
5.25% 02/01/2032	198,000	197,434
PacifiCorp, 5.10%, 02/15/2029	8,000	8,052
PPL Capital Funding, Inc., Conv., 3.00%, 12/01/2030(b)	103,000	103,247
Vistra Operations Co. LLC
5.05% 12/30/2026(b)	196,000	196,583
4.30% 10/15/2028(b)	70,000	69,146
4.60% 10/15/2030(b)	4,000	3,895
4.70% 01/31/2031(b)	23,000	22,431
Wisconsin Electric Power Co.
3.95% 03/01/2029	66,000	65,027
4.15% 10/15/2030	7,000	6,806
Xcel Energy, Inc., 4.75%, 03/21/2028	3,000	3,005
		2,951,173
Electrical Components & Equipment-0.97%
EnerSys, 4.38%, 12/15/2027(b)	755,000	746,569
Hubbell, Inc., 4.65%, 06/15/2031	19,000	18,739
Vertiv Group Corp., 4.13%, 11/15/2028(b)	420,000	415,398
		1,180,706
Electronic Components-0.46%
Amphenol Corp.
3.80% 11/15/2027	90,000	89,306
4.16% (SOFR + 0.53%), 11/15/2027(d)	307,000	307,513
3.90% 11/15/2028	141,000	139,063
4.13% 11/15/2030	18,000	17,501
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	4,000	3,942
		557,325
Electronic Equipment & Instruments-0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	17,000	17,227
Electronic Manufacturing Services-0.06%
Jabil, Inc., 4.20%, 02/01/2029	75,000	73,655
Environmental & Facilities Services-0.29%
GFL Environmental Holdings (US), Inc., 5.63%, 07/01/2031(b)	133,000	129,315
	Principal Amount	Value
Environmental & Facilities Services-(continued)
Veralto Corp.
5.50% 09/18/2026	$170,000	$170,102
5.35% 09/18/2028	7,000	7,084
4.85% 01/15/2032	46,000	45,470
		351,971
Fertilizers & Agricultural Chemicals-0.27%
Mosaic Co. (The)
4.35% 01/15/2029	240,000	237,215
4.60% 11/15/2030	54,000	53,072
Nutrien Ltd. (Canada), 4.85%, 05/29/2031	37,000	36,735
		327,022
Financial Exchanges & Data-0.14%
Intercontinental Exchange, Inc.
3.95% 12/01/2028	134,000	132,083
4.20% 03/15/2031	34,000	32,903
		164,986
Health Care Distributors-0.10%
Cardinal Health, Inc., 4.50%, 09/15/2030	600	590
Cencora, Inc.
3.95% 02/13/2029	87,000	85,411
4.25% 11/15/2030	26,000	25,277
McKesson Corp., 4.65%, 05/30/2030	7,000	6,960
		118,238
Health Care Equipment-0.61%
Augusta SpinCo Corp.
4.32% 09/23/2027	484,000	482,565
4.40% 03/23/2029	93,000	92,044
4.66% 03/23/2031	17,000	16,726
GE HealthCare Technologies, Inc.
4.15% 12/15/2028	109,000	107,742
4.80% 01/15/2031	18,000	17,870
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	7,000	7,029
Stryker Corp.
4.55% 02/10/2027	10,000	10,017
4.70% 02/10/2028	10,000	10,018
		744,011
Health Care Facilities-0.09%
Ascension Health, Series 2025, 4.08%, 11/15/2028	106,000	104,726
Health Care Services-0.19%
Cigna Group (The), 4.50%, 09/15/2030	400	394
CommonSpirit Health, 4.35%, 09/01/2030	12,000	11,662
CVS Health Corp., 7.00%, 03/10/2055(e)	21,000	21,634
HCA, Inc.
5.00% 03/01/2028	189,000	189,887
4.30% 11/15/2030	13,000	12,605
		236,182
Health Care Supplies-0.47%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	500,000	483,934
Medline Borrower L.P./Medline Co-Issuer, Inc., 5.00%, 06/15/2031(b)	65,000	64,145
Solventum Corp.
5.45% 02/25/2027	11,000	11,051
5.40% 03/01/2029	9,000	9,114
		568,244
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Heavy Electrical Equipment-0.00%
GE Vernova, Inc., 4.25%, 02/04/2031	$5,000	$4,877
Home Improvement Retail-0.04%
Lowe`s Cos., Inc.
3.95% 10/15/2027	28,000	27,820
4.00% 10/15/2028	15,000	14,795
		42,615
Hotel & Resort REITs-0.07%
Host Hotels & Resorts L.P., 4.25%, 12/15/2028	90,000	88,655
Hotels, Resorts & Cruise Lines-1.45%
Airbnb, Inc.
4.40% 03/16/2029	22,000	21,822
4.65% 03/16/2031	4,000	3,944
Carnival Corp., 5.13%, 05/01/2029(b)	269,000	267,049
Carnival Corp. Ltd., 5.75%, 03/15/2030(b)	9,000	9,021
Hilton Domestic Operating Co., Inc.
5.88% 04/01/2029(b)	215,000	216,761
3.75% 05/01/2029(b)	500,000	479,445
Marriott International, Inc.
4.20% 07/15/2027	8,000	7,980
4.88% 05/15/2029	4,000	4,014
4.80% 03/15/2030	2,000	1,991
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(b)	396,000	399,314
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	356,000	355,053
		1,766,394
Housewares & Specialties-0.00%
Newell Brands, Inc., 6.38%, 05/15/2030(c)	5,000	5,058
Independent Power Producers & Energy Traders-0.85%
AES Corp. (The), 5.20%, 07/15/2029	20,000	20,018
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	11,000	10,861
VoltaGrid LLC, 7.38%, 11/01/2030(b)	1,000,000	1,005,566
		1,036,445
Industrial Conglomerates-0.69%
Eaton Corp.
3.85% 03/06/2028	387,000	382,866
3.95% 03/06/2029	200,000	196,566
4.20% 03/06/2031	270,000	261,925
		841,357
Industrial Machinery & Supplies & Components-0.82%
ESAB Corp.
6.25% 04/15/2029(b)	514,000	520,083
5.63% 04/01/2031(b)	128,000	126,773
Ingersoll Rand, Inc., 5.20%, 06/15/2027	70,000	70,421
Nordson Corp., 5.60%, 09/15/2028	83,000	84,347
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	200,000	194,063
		995,687
Industrial REITs-0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	13,000	13,466
Insurance Brokers-0.01%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	9,000	9,004
Integrated Oil & Gas-0.33%
Saudi Arabian Oil Co. (Saudi Arabia), 4.00%, 02/02/2029(b)	405,000	397,161
	Principal Amount	Value
Integrated Telecommunication Services-1.71%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	$183,000	$194,629
Cipher Compute LLC, 7.13%, 11/15/2030(b)	101,000	103,147
Grupo Televisa S.A.B. (Mexico), 4.81%, 06/01/2031(b)	44,000	43,549
NTT Finance Corp. (Japan)
4.74% 03/31/2028(b)	230,000	229,873
4.49% (SOFR + 0.83%), 06/20/2029(b)(d)	418,000	418,098
4.83% 11/01/2029(b)(c)	200,000	199,158
Orange S.A. (France), 4.00%, 01/13/2029(b)	235,000	230,810
QTS Thunder Managing Issuer LLC, 5.65%, 12/10/2030	575,000	573,846
WULF Compute LLC, 7.75%, 10/15/2030(b)	85,000	88,388
		2,081,498
Interactive Media & Services-0.19%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	213,000	212,540
Meta Platforms, Inc., 4.20%, 11/15/2030	18,000	17,450
		229,990
Investment Banking & Brokerage-2.06%
Charles Schwab Corp. (The)
5.88% 08/24/2026	11,000	11,004
4.74% 05/21/2030(e)	84,000	83,823
4.34% 11/14/2031(e)	18,000	17,566
Series L, 6.10% (e)(f)	41,000	40,463
Goldman Sachs Group, Inc. (The)
4.94% 04/23/2028(e)	15,000	15,031
4.96% (SOFR + 1.29%), 04/23/2028(d)	15,000	15,082
4.15% 01/21/2029(e)	156,000	154,553
4.15% 10/21/2029(e)	200,000	196,846
4.59% 04/20/2030(e)	126,000	124,662
4.67% (SOFR + 1.00%), 04/20/2030(d)	320,000	321,286
4.37% 10/21/2031(e)	23,400	22,655
4.97% 06/03/2032(e)	42,000	41,440
Series O, 5.30% (e)(f)	331,000	332,502
Morgan Stanley
5.65% 04/13/2028(e)	9,000	9,070
4.87% 07/12/2029(e)	346,000	346,041
5.45% 07/20/2029(e)	8,000	8,086
4.24% 01/09/2030(e)	84,000	82,613
4.56% 04/10/2030(e)	150,000	148,482
Series I, 4.52% (SOFR + 0.85%), 07/12/2029(c)(d)	338,000	338,512
Series I, 4.13% 10/18/2029(e)	169,000	166,397
Series I, 4.36% 10/22/2031(e)	33,300	32,266
		2,508,380
IT Consulting & Other Services-0.14%
International Business Machines Corp., 4.00%, 02/03/2029	173,000	170,005
Leisure Facilities-0.34%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	416,000	414,428
Leisure Products-0.01%
Hasbro, Inc., 4.65%, 03/12/2031	7,000	6,862
Life & Health Insurance-2.23%
American National Global Funding, 5.00%, 06/22/2029(b)	208,000	206,641
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
Athene Global Funding
4.86% 08/27/2026(b)	$116,000	$116,042
5.52% 03/25/2027(b)	9,000	9,058
Constellation Global Funding
4.85% 10/22/2030(b)	56,000	54,541
5.70% 08/05/2031(b)	560,000	558,626
Corebridge Global Funding
4.96% (SOFR + 1.30%), 09/25/2026(b)(d)	7,000	7,010
4.65% 08/20/2027(b)	10,000	10,010
5.90% 09/19/2028(b)	9,000	9,194
4.52% (SOFR + 0.86%), 12/15/2028(b)(d)	324,000	323,440
4.80% 05/29/2029(b)	72,000	71,805
5.20% 06/24/2029(b)	6,000	6,043
Equitable America Global Funding, 3.95%, 09/15/2027(b)	11,000	10,901
Jackson National Life Global Funding, 4.85%, 06/23/2028(b)	740,000	739,323
Lincoln Financial Global Funding
4.63% 05/28/2028(b)	11,000	10,972
4.95% 05/21/2031(b)	21,000	20,719
New York Life Global Funding
4.15% 07/25/2028(b)	10,000	9,919
4.34% (SOFR + 0.66%), 07/25/2028(b)(d)	13,000	13,027
Northwestern Mutual Global Funding, 4.74%, 06/30/2031(b)	26,000	25,728
Pacific Life Global Funding II
5.50% 08/28/2026(b)(c)	10,000	10,011
4.50% 08/28/2029(b)	6,000	5,939
Protective Life Corp., 4.70%, 01/15/2031(b)	4,700	4,596
Protective Life Global Funding
4.16% 01/15/2029(b)	298,000	293,212
4.83% 04/14/2031(b)	206,000	203,711
		2,720,468
Life Sciences Tools & Services-0.00%
Thermo Fisher Scientific, Inc., 4.22%, 02/12/2031	4,000	3,894
Marine Transportation-0.17%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	216,000	206,568
Movies & Entertainment-0.26%
Discovery Global Holdings, Inc., 4.05%, 03/15/2029	323,000	317,503
Multi-Family Residential REITs-0.01%
Camden Property Trust, 5.85%, 11/03/2026	10,000	10,029
Multi-line Insurance-0.40%
Metropolitan Life Global Funding I, 4.25%, 04/13/2028(b)	493,000	490,123
Multi-Utilities-0.04%
CenterPoint Energy, Inc., 5.95%, 04/01/2056(e)	4,000	3,973
Dominion Energy, Inc., 6.00%, 02/15/2056(e)	5,000	4,952
DTE Energy Co., 4.95%, 07/01/2027	5,000	5,020
NiSource, Inc., 4.75%, 05/18/2031	7,000	6,922
WEC Energy Group, Inc., 4.75%, 01/15/2028	22,000	22,058
		42,925
Office REITs-0.00%
COPT Defense Properties L.P., 4.50%, 10/15/2030	1,000	978
	Principal Amount	Value
Oil & Gas Equipment & Services-0.03%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05% 03/11/2029	$20,000	$19,662
4.35% 06/15/2031	21,000	20,402
		40,064
Oil & Gas Exploration & Production-0.02%
Diamondback Energy, Inc.
5.20% 04/18/2027	6,000	6,028
5.15% 01/30/2030	4,000	4,031
EOG Resources, Inc., 4.40%, 07/15/2028	6,000	5,988
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	14,000	13,982
		30,029
Oil & Gas Refining & Marketing-0.49%
Sunoco L.P., 5.88%, 07/15/2027(b)	600,000	600,544
Oil & Gas Storage & Transportation-2.10%
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	130,000	128,612
Energy Transfer L.P.
6.05% 12/01/2026	177,000	177,745
4.55% 01/15/2031	40,000	39,172
Series H, 6.50% (e)(f)	1,485,000	1,485,415
Enterprise Products Operating LLC
4.30% 06/20/2028	129,000	128,399
4.60% 01/15/2031	31,800	31,463
Kinder Morgan, Inc., 5.10%, 08/01/2029	58,000	58,565
ONEOK, Inc., 5.55%, 11/01/2026	6,000	6,013
Plains All American Pipeline L.P., Series B, 8.02% (3 mo. Term SOFR + 4.37%)(d)(f)	399,000	399,018
South Bow USA Infrastructure Holdings LLC (Canada)
4.91% 09/01/2027	10,000	10,019
5.03% 10/01/2029	5,000	4,986
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/2028	7,000	6,918
Venture Global LNG, Inc., 6.38%, 12/15/2034(b)	56,000	54,572
Western Midstream Operating L.P., 4.80%, 03/01/2031	31,000	30,425
Williams Cos., Inc. (The), 4.80%, 11/15/2029	3,000	2,997
		2,564,319
Other Specialized REITs-0.49%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	600,000	598,386
Packaged Foods & Meats-0.05%
Conagra Brands, Inc., 5.40%, 08/01/2031	24,000	23,986
Mars, Inc.
4.45% 03/01/2027(b)	10,000	10,020
4.60% 03/01/2028(b)	10,000	10,007
4.80% 03/01/2030(b)	3,000	2,991
McCormick & Co., Inc., 4.15%, 02/15/2029	13,000	12,805
		59,809
Passenger Airlines-0.80%
American Airlines Pass-Through Trust, Series B, 5.65%, 11/11/2034	28,000	27,407
Delta Air Lines, Inc.
4.95% 07/10/2028	208,000	208,329
5.25% 07/10/2030	5,000	5,029
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Passenger Airlines-(continued)
Southwest Airlines Co., 4.38%, 11/15/2028	$438,000	$433,032
United Airlines Holdings, Inc., 4.88%, 03/01/2029	305,000	301,093
		974,890
Passenger Ground Transportation-0.08%
Uber Technologies, Inc.
4.50% 08/15/2029(b)	97,000	95,819
4.15% 01/15/2031(c)	2,400	2,316
		98,135
Pharmaceuticals-0.24%
AstraZeneca Finance LLC (United Kingdom)
4.80% 02/26/2027	6,000	6,019
4.85% 02/26/2029	6,000	6,040
Eli Lilly and Co., 3.99% (SOFR + 0.35%), 05/20/2028(d)	196,000	196,414
Johnson & Johnson, 4.70%, 03/01/2030	2,000	2,013
Merck & Co., Inc., 4.65%, 05/22/2031	27,000	26,824
Novartis Capital Corp.
3.80% 09/18/2029	2,000	1,954
4.10% 11/05/2030	28,000	27,271
4.40% 03/18/2031	14,000	13,767
Zoetis, Inc., 4.15%, 08/17/2028	10,000	9,918
		290,220
Rail Transportation-0.01%
Canadian Pacific Railway Co. (Canada), 4.00%, 03/15/2029	14,000	13,750
Real Estate Development-0.02%
Prologis Targeted U.S. Logistics Fund L.P., 4.25%, 01/15/2031(b)	22,000	21,246
Regional Banks-0.59%
Pinnacle Financial Partners, Inc., 5.60%, 05/19/2032(e)	21,000	20,826
Santander Holdings USA, Inc.
5.04% 06/05/2030(e)	34,000	33,838
5.22% 06/05/2032(e)	38,000	37,512
Truist Financial Corp., Series I, 4.96%, 07/23/2030(e)	122,000	121,832
Zions Bancorp. N.A., 5.24%, 10/01/2029(e)	250,000	250,131
Zions Bancorporation N.A., 4.48%, 02/09/2029(e)	256,000	254,045
		718,184
Reinsurance-0.25%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(b)(e)	200,000	200,202
Fortitude Global Funding, 4.63%, 10/06/2028(b)	99,000	97,944
RGA Global Funding, 4.35%, 08/25/2028(b)	11,000	10,898
		309,044
Research & Consulting Services-0.07%
Mobility Global, Inc., 5.05%, 06/15/2029(b)	90,000	89,670
Restaurants-0.00%
McDonald’s Corp., 4.40%, 02/12/2031	2,000	1,970
Retail REITs-0.02%
Realty Income Corp., 3.95%, 02/01/2029	23,000	22,599
Security & Alarm Services-0.49%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	600,000	596,632
	Principal Amount	Value
Self-Storage REITs-0.01%
Public Storage Operating Co., 4.37% (SOFR + 0.70%), 04/16/2027(d)	$10,000	$10,024
Semiconductors-1.43%
Broadcom, Inc.
4.60% 07/15/2030	3,000	2,947
4.20% 10/15/2030	4,000	3,861
4.30% 01/15/2031	39,000	37,711
Foundry JV Holdco LLC
5.90% 01/25/2030(b)	391,000	399,735
5.50% 01/25/2031(b)	225,000	227,090
Intel Corp., 4.65%, 06/01/2031	29,000	28,362
NVIDIA Corp., 4.35%, 06/15/2029	814,000	806,285
ON Semiconductor Corp., Conv., 0.00%, 05/01/2031(b)(g)	37,000	34,503
SK hynix, Inc. (South Korea), 4.25%, 09/11/2028(b)	200,000	198,033
		1,738,527
Soft Drinks & Non-alcoholic Beverages-0.01%
Keurig Dr Pepper, Inc., 4.21% (SOFR + 0.58%), 11/15/2026(d)	11,000	11,003
PepsiCo, Inc., 4.10%, 01/15/2029	5,000	4,955
		15,958
Sovereign Debt-1.50%
Colombia Government International Bond (Colombia), 5.38%, 01/21/2029	390,000	388,576
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	200,000	202,198
Korea National Oil Corp. (South Korea)
4.50% 03/30/2029(b)	224,000	222,871
4.63% 03/30/2031(b)	200,000	197,862
Kuwait International Government Bond (Kuwait)
4.02% 10/09/2028(b)	353,000	346,695
4.14% 10/09/2030(b)	200,000	192,997
Romanian Government International Bond (Romania)
6.63% 02/17/2028(b)	228,000	232,469
5.88% 01/30/2029(b)	44,000	44,374
		1,828,042
Specialty Chemicals-0.01%
Sherwin-Williams Co. (The), 4.30%, 08/15/2028	14,000	13,902
Steel-0.36%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	431,000	435,883
Systems Software-0.84%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	610,000	580,007
Oracle Corp.
4.55% 02/04/2029	153,000	149,195
4.79% (SOFR + 1.11%), 02/04/2029(d)	181,000	179,471
4.45% 09/26/2030	17,700	16,712
ServiceNow, Inc.
4.25% 05/15/2028	86,000	85,567
4.70% 08/15/2031	14,000	13,787
		1,024,739
Telecom Tower REITs-0.54%
SBA Communications Corp., 3.88%, 02/15/2027	662,000	658,119
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Tobacco-0.82%
Altria Group, Inc., 4.88%, 02/04/2028	$58,000	$58,255
B.A.T. Capital Corp. (United Kingdom), 4.70%, 04/02/2027	220,000	220,354
Philip Morris International, Inc.
4.38% 11/01/2027	3,000	2,996
3.88% 10/27/2028	206,000	202,850
4.34% (SOFR + 0.66%), 10/27/2028(d)	231,000	231,479
4.13% 04/27/2029	268,000	264,206
4.00% 10/29/2030	18,000	17,394
		997,534
Trading Companies & Distributors-0.32%
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	13,000	12,666
Sumisho Air Lease Corp.
4.40% 03/24/2028(b)	99,000	98,384
4.50% 03/24/2029(b)	71,000	70,166
Series B, 8.26% (e)(f)	204,000	205,478
		386,694
Wireless Telecommunication Services-0.62%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)	42,000	41,014
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	128,000	123,111
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	567,000	534,596
T-Mobile USA, Inc., 4.95%, 03/15/2028	58,000	58,254
		756,975
Total U.S. Dollar Denominated Bonds & Notes (Cost $71,138,094)		70,640,127

Asset-Backed Securities-31.21%
ALA Trust
Series 2025-OANA, Class A, 5.42% (1 mo. Term SOFR + 1.74%), 06/15/2040(b)(d)	295,000	296,526
Series 2025-OANA, Class B, 5.52% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	50,000	50,263
Angel Oak Mortgage Trust
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	267,652	266,963
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	30,366	30,406
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)	792,666	793,413
Aspire Mortgage Trust, Series 2026-2, Class A1, 5.33%, 04/26/2066(b)(h)	201,732	200,495
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	50,000	50,080
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	101,137
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	100,000	98,459
Barings CLO Ltd. (Cayman Islands), Series 2021-2A, Class A1R, 4.82% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(d)	500,000	500,408
Barings Equipment Finance LLC, Series 2025- B, Class A3, 4.13%, 10/13/2032(b)	140,000	138,123
	Principal Amount	Value

Beechwood Park CLO Ltd. (Jersey), Series 2019-1A, Class A1RR, 4.82% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(d)	$300,000	$300,278
BlackRock CLO L.P., Series 2025-2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(d)	255,254	255,458
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.73% (3 mo. Term SOFR + 1.00%), 04/18/2035(b)(d)	560,000	560,288
BX Commercial Mortgage Trust, Series 2026- CSMO, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(d)	1,130,000	1,134,682
BX Trust
Series 2025-VLT6, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(d)	40,000	39,974
Series 2025-VLT6, Class B, 5.57% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(d)	15,000	14,968
Series 2025-VLT7, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(d)	170,000	169,788
Series 2025-VOLT, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(d)	650,000	649,478
Series 2025-VOLT, Class B, 5.78% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(d)	600,000	601,384
Series 2025-VOLT, Class C, 6.03% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(d)	520,000	519,875
Series 2025-VOLT, Class D, 6.43% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(d)	170,000	170,015
Carlyle US CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R2, 4.89% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(d)	250,000	250,321
Series 2022-1A, Class A1R, 4.73% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(d)	250,000	250,218
Carvana Auto Receivables Trust, Series 2026- P1, Class A3, 4.26%, 02/10/2031	500,000	497,052
Cedar Funding VI CLO Ltd. (Cayman Islands), Series 2016-6A, Class AR3, 4.82% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(d)	250,000	250,332
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	125,000	119,207
Cerberus Loan Funding XL LLC, Series 2023- 1A, Class AR, 5.35% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(d)	250,000	250,185
CIFC Funding Ltd. (Cayman Islands)
Series 2021-7A, Class AR, 4.84% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(d)	250,000	250,108
Series 2022-2A, Class A1R, 4.70% (3 mo. Term SOFR + 0.97%), 04/19/2035(b)(d)	500,000	499,908
COLT Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.42%, 05/25/2069(b)	157,699	158,948
Series 2025-3, Class A1, 5.35%, 03/25/2070(b)	171,481	171,070
Series 2025-4, Class A1, 5.79%, 04/25/2070(b)	284,347	285,328
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	219,029	219,310
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	960,000	934,648
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	63,170	63,329
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(h)	$68,981	$69,194
Series 2025-H5, Class A1, 5.51%, 07/25/2070(b)(h)	710,447	709,225
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(h)	151,222	149,695
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(b)(h)	391,881	390,516
Series 2026-NQM5, Class A1, 5.09%, 03/25/2071(b)(h)	676,597	670,121
Series 2026-NQM7, Class A1, 5.46%, 06/25/2071(b)(h)	175,082	174,663
DB Master Finance LLC
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	417,900	411,821
Series 2026-1A, Class A2I, 5.20%, 05/20/2056(b)	100,000	99,461
Domino’s Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	60,000	59,187
Eclipse Aircraft LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(b)	668,387	665,165
Ellington Financial Mortgage Trust
Series 2025-NQM5, Class A1, 5.03%, 11/25/2070(b)(h)	349,749	347,160
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(h)	253,710	251,381
Series 2026-NQM5, Class A1, 5.56%, 06/25/2071(b)(h)	234,848	234,477
Series 2026-NQM7, Class A1, 5.60%, 07/25/2071(b)(h)	1,000,000	998,515
Enterprise Fleet Financing LLC, Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	150,000	148,281
Galaxy XXII CLO Ltd. (Cayman Islands), Series 2016-22A, Class AR4, 4.81% (3 mo. Term SOFR + 1.02%), 04/16/2034(b)(d)	415,231	415,493
GCAT Trust
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(h)	39,663	40,534
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	69,975	69,930
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(h)	468,336	462,150
Gordon Brothers Equipment Finance LLC, Series 2026-1A, Class A2, 5.15%, 06/20/2034(b)	100,000	100,164
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(b)	537,688	532,522
GS Mortgage-Backed Securities Trust
Series 2025-HE1, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	254,868	255,995
Series 2025-HE2, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(d)	791,995	795,607
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)	70,638	70,266
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	361,903	358,598
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	477,066	472,133
	Principal Amount	Value

Series 2026-DSC2, Class A1, 5.49%, 09/25/2066(b)	$800,000	$796,828
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(h)	261,626	257,765
Harbor Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class AR2, 4.68% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(d)	211,068	211,042
Hilton Grand Vacations Trust, Series 2026-2A, Class A, 4.83%, 03/27/2045(b)	100,000	99,718
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(h)	50,000	49,993
J.P. Morgan Mortgage Trust
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(h)	223,437	223,793
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(h)	586,346	585,633
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(h)	275,559	272,299
Series 2026-5, Class A4, 5.50%, 12/25/2056(b)(h)	196,584	195,728
Juniper Valley Park CLO Ltd. (Jersey), Series 2023-1A, Class ARR, 4.81% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(d)	430,000	430,117
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	300,000	297,824
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	200,000	196,232
Magnetite XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR2, 4.71% (3 mo. Term SOFR + 0.98%), 04/20/2034(b)(d)	628,000	628,431
Merchants Fleet Funding LLC, Series 2025- 1A, Class A, 4.49%, 01/20/2039(b)	190,000	189,843
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	300,000	295,725
MFA Trust, Series 2026-INVR1, Class A1, 5.39%, 12/25/2059(b)(h)	95,685	95,087
MILE Trust
Series 2025-STNE, Class A, 5.18% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(d)	100,000	100,589
Series 2025-STNE, Class B, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	100,000	100,780
Series 2025-STNE, Class C, 5.78% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	100,000	100,460
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(h)	653,000	649,491
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	73,515	73,653
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(h)	398,675	394,273
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(h)	184,621	183,457
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class AR, 4.83% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(d)	250,000	250,251
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

New Residential Mortgage Loan Trust
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	$363,133	$362,264
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(b)(h)	117,514	116,508
Series 2026-NQM6, Class A1, 5.29%, 05/25/2066(b)(h)	156,700	155,662
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	110,000	108,827
OBX Trust, Series 2026-HE2, Class A1A, 4.97% (30 Day Average SOFR + 1.35%), 06/25/2056(b)(d)	249,779	250,451
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	300,000	276,471
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-3A, Class A1, 4.70% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(d)	642,130	642,517
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	99,750	98,007
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	43,654	43,702
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(h)	80,096	80,181
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	1,110,000	1,110,146
RCKT Mortgage Trust, Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	134,853	133,148
RR 17 Ltd. (Cayman Islands), Series 2021- 17A, Class A1AR, 4.82% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(d)	250,000	250,044
RR 20 Ltd. (Cayman Islands), Series 2022- 20A, Class A1R, 4.74% (3 mo. Term SOFR + 0.99%), 07/15/2037(b)(d)	500,000	499,887
SCG Mortgage Trust, Series 2026-PALM, Class A, 4.90% (1 mo. Term SOFR + 1.27%), 07/15/2043(b)(d)	170,000	170,389
Sequoia Mortgage Trust, Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(h)	230,354	226,363
SHRN Trust
Series 2025-MF18, Class A, 4.88% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(d)	250,000	250,283
Series 2025-MF18, Class B, 5.13% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(d)	160,000	160,266
Series 2025-MF18, Class C, 5.38% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(d)	360,000	361,120
SoFi Consumer Loan Program
Series 2026-3, Class A, 4.46%, 06/25/2035(b)	610,000	610,084
Series 2026-3, Class B, 4.85%, 06/25/2035(b)	230,000	229,649
Series 2026-3, Class C, 5.09%, 06/25/2035(b)	290,000	289,014
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	493,938	491,435
	Principal Amount	Value

Subway Funding LLC
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	$36,353	$36,483
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	24,625	24,111
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	570,000	558,619
Synchrony Card Funding LLC, Series 2024- A2, Class A, 4.93%, 07/15/2030	10,000	10,059
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	170,000	166,888
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.73% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(d)	544,281	544,576
TierPoint Issuer LLC, Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	25,000	24,966
UBS Commercial Mortgage Trust, Series 2017-C6, Class AS, 3.93%, 12/15/2050(h)	50,000	48,330
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	350,000	337,878
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.06%, 07/13/2044(b)(h)	110,000	108,064
Series 2025-AZ, Class B, 5.30%, 07/13/2044(b)(h)	105,000	102,660
Series 2025-AZ, Class C, 5.84%, 07/13/2044(b)(h)	200,000	196,661
Series 2025-AZ, Class D, 6.23%, 07/13/2044(b)(h)	235,000	231,944
Verus Securitization Trust
Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(h)	32,983	31,829
Series 2026-4, Class A1, 5.00%, 04/25/2071(b)(h)	98,870	98,174
Voya CLO Ltd. (Cayman Islands), Series 2021-1A, Class AR, 4.75% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(d)	455,000	455,505
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(h)	50,000	49,697
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.80% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(d)	1,000,000	1,000,329
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	300,000	302,318
Total Asset-Backed Securities (Cost $38,221,436)		38,019,200
U.S. Treasury Securities-4.50%
U.S. Treasury Bills-0.48%(i)
3.63%–3.71%, 09/17/2026(j)	566,000	563,418
3.89%, 01/14/2027(j)	20,000	19,656
		583,074
U.S. Treasury Notes-4.02%
4.13%, 06/30/2028	227,500	226,922
4.13%, 07/15/2029	1,808,900	1,798,796
4.13%, 06/30/2031	2,908,700	2,870,523
		4,896,241
Total U.S. Treasury Securities (Cost $5,475,718)		5,479,315
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Variable Rate Senior Loan Interests-1.74%(k)(l)
Health Care Equipment-0.23%
Olympus Holdings
Term Loan, 5.97% , 06/01/2051	$35,743	$35,743
Term Loan, 5.77% , 07/16/2051	247,912	247,912
		283,655
Technology Hardware, Storage & Peripherals-1.51%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 5.95% (1 mo. Term SOFR + 2.25%), 03/31/2032(m)	1,832,000	1,836,580
Total Variable Rate Senior Loan Interests (Cost $2,115,655)		2,120,235

Agency Credit Risk Transfer Notes-0.38%
Fannie Mae Connecticut Avenue Securities, Series 2025-R04, Class 1A1, 4.62% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(d)(n)	12,283	12,299
Freddie Mac
Series 2023-DNA1, Class M1, STACR®, 5.72% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(o)	19,634	19,842
Series 2025-DNA4, Class A1, STACR®, 4.52% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(d)(o)	125,875	125,937
Series 2026-DNA2, Class M1, STACR®, 4.82% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(d)(o)	96,524	96,643
Series 2026-HQA1, Class A1, STACR®, 4.62% (30 Day Average SOFR + 1.00%), 05/25/2046(b)(d)(o)	208,125	208,876
Total Agency Credit Risk Transfer Notes (Cost $462,441)		463,597
	Shares
Exchange-Traded Funds-0.20%
Invesco Short Duration High Yield ETF(c)(p) (Cost $247,956)	9,750	246,227
	Shares	Value
Preferred Stocks-0.18%
Diversified Financial Services-0.02%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(e)	1,100	$28,248
Interactive Media & Services-0.11%
Alphabet, Inc., Series A, Conv. Pfd., 6.25%, 05/15/2029	2,560	128,409
Systems Software-0.05%
Oracle Corp., Class D, Conv. Pfd., 6.50%, 01/15/2029	1,436	60,140
Total Preferred Stocks (Cost $227,300)		216,797
Money Market Funds-4.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(p)(q) (Cost $4,918,346)	4,918,346	4,918,346
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $122,806,946)		122,103,844
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.17%
Invesco Private Government Fund, 3.69%(p)(q)(r)	397,655	397,655
Invesco Private Prime Fund, 3.82%(p)(q)(r)	1,033,260	1,033,363
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,430,984)		1,431,018
TOTAL INVESTMENTS IN SECURITIES-101.40% (Cost $124,237,930)		123,534,862
OTHER ASSETS LESS LIABILITIES-(1.40)%		(1,703,292)
NET ASSETS-100.00%		$121,831,570
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
ETF	-Exchange-Traded Fund
Pfd.	-Preferred
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $70,266,200, which represented 57.67% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(k)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(l)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(o)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$247,956	$-	$(1,729)	$-	$246,227	$3,613
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	4,436,367	58,704,295	(58,222,316)	-	-	4,918,346	29,375
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	255,436	7,394,048	(7,251,829)	-	-	397,655	19,350 *
Invesco Private Prime Fund	665,608	15,049,668	(14,681,763)	42	(192)	1,033,363	27,968 *
Total	$5,357,411	$81,395,967	$(80,155,908)	$(1,687)	$(192)	$6,595,591	$80,306

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2026
(Unaudited)
(q)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	294	September-2026	$60,449,157	$(202,321)	$(202,321)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	134	September-2026	(14,200,859)	106,659	106,659
U.S. Treasury 10 Year Notes	75	September-2026	(8,100,000)	81,208	81,208
U.S. Treasury Long Bonds	4	September-2026	(433,250)	8,665	8,665
U.S. Treasury Ultra Bonds	1	September-2026	(109,688)	2,560	2,560
Subtotal—Short Futures Contracts				199,092	199,092
Total Futures Contracts				$(3,229)	$(3,229)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-82.40%
Gas Utilities-2.03%
AltaGas Ltd. (Canada)	33,317	$1,324,748
Oil & Gas Equipment & Services-6.27%
Archrock, Inc.	38,481	1,376,081
Kodiak Gas Services, Inc.	46,451	2,727,138
		4,103,219
Oil & Gas Refining & Marketing-3.45%
Sunococorp LLC	29,548	2,258,649
Oil & Gas Storage & Transportation-70.65%
Antero Midstream Corp.	95,235	2,092,313
Cheniere Energy, Inc.	11,380	2,999,427
DT Midstream, Inc.(b)	10,539	1,454,382
Enbridge, Inc. (Canada)	52,664	2,868,081
Enterprise Products Partners L.P.	71,823	2,732,865
Gibson Energy, Inc. (Canada)	32,446	742,198
Hess Midstream L.P., Class A	26,250	1,071,788
Keyera Corp. (Canada)	73,311	3,112,523
Kinder Morgan, Inc.	90,313	2,906,272
Kinetik Holdings, Inc., Class A	35,261	1,783,149
MPLX L.P.	44,298	2,589,218
ONEOK, Inc.	34,837	3,163,548
Pembina Pipeline Corp. (Canada)	64,469	3,154,468
South Bow Corp. (Canada)(b)	67,173	2,492,118
Targa Resources Corp.	19,116	5,168,393
TC Energy Corp. (Canada)	57,851	3,900,893
Williams Cos., Inc. (The)	55,696	3,984,492
		46,216,128
Total Common Stocks & Other Equity Interests (Cost $41,888,925)		53,902,744
Master Limited Partnerships & Related Entities-16.52%
Oil & Gas Storage & Transportation-16.52%
Energy Transfer L.P.	143,603	2,923,757
	Shares	Value
Oil & Gas Storage & Transportation- (continued)
Genesis Energy L.P.	129,233	$1,978,557
Plains GP Holdings L.P., Class A	155,349	4,090,339
Western Midstream Partners L.P.	38,898	1,811,480
		10,804,133
Total Master Limited Partnerships & Related Entities (Cost $8,632,892)		10,804,133
Money Market Funds-0.77%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $505,447)	505,447	505,447
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $51,027,264)		65,212,324
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.11%
Invesco Private Government Fund, 3.69%(c)(d)(e)	1,112,787	1,112,787
Invesco Private Prime Fund, 3.82%(c)(d)(e)	2,885,344	2,885,633
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,998,381)		3,998,420
TOTAL INVESTMENTS IN SECURITIES-105.80% (Cost $55,025,645)		69,210,744
OTHER ASSETS LESS LIABILITIES-(5.80)%		(3,793,127)
NET ASSETS-100.00%		$65,417,617

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$606,735	$1,952,274	$(2,053,562)	$-	$-	$505,447	$20,000
See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)—(continued)
July 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$430,356	$29,557,378	$(28,874,947)	$-	$-	$1,112,787	$57,838 *
Invesco Private Prime Fund	1,120,268	61,745,756	(59,980,051)	53	(393)	2,885,633	75,648 *
Total	$2,157,359	$93,255,408	$(90,908,560)	$53	$(393)	$4,503,867	$153,486

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Top QQQ ETF (QBIG)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-36.98%
Automobiles-2.48%
Tesla, Inc.(b)	2,720	$846,491
Broadline Retail-4.66%
Amazon.com, Inc.(b)	5,856	1,590,372
Interactive Media & Services-6.41%
Alphabet, Inc., Class A	3,170	1,128,932
Alphabet, Inc., Class C	2,970	1,059,251
		2,188,183
Semiconductors & Semiconductor Equipment-10.69%
Broadcom, Inc.	2,581	1,004,732
NVIDIA Corp.	13,176	2,645,082
		3,649,814
Software-5.50%
Microsoft Corp.	4,044	1,879,328
	Shares	Value
Technology Hardware, Storage & Peripherals-7.24%
Apple, Inc.	7,996	$2,470,044
Total Common Stocks & Other Equity Interests (Cost $9,585,519)		12,624,232

Money Market Funds-53.85%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(c)(d) (Cost $18,382,066)	18,382,066	18,382,066
TOTAL INVESTMENTS IN SECURITIES-90.83% (Cost $27,967,585)		31,006,298
OTHER ASSETS LESS LIABILITIES-9.17%		3,130,800
NET ASSETS-100.00%		$34,137,098

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$15,759,350	$4,824,763	$(2,202,047)	$-	$-	$18,382,066	$488,774

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive(a)	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Bank of America, N.A.	Receive	Bank of America NDXMEGA2T Index	SOFR + 0.65%	Annually	April-2027	$5,046,511	$-	$857,985	$857,985
Goldman Sachs International	Receive	Goldman Sachs NDXMEGA2T Index	SOFR + 0.70%	Annually	April-2027	5,046,525	-	856,469	856,469
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley NDXMEGA2T Index	SOFR + 0.80%	Annually	April-2027	5,046,525	-	855,838	855,838
Societe Generale SA	Receive	Societe Generale NDXMEGA2T Index	SOFR + 0.70%	Annually	April-2027	3,027,906	-	513,116	513,116
Total Over-The-Counter Total Return Swap Agreements							$—	$3,083,408	$3,083,408

Abbreviations:
SOFR	-Secured Overnight Financing Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-34.77%
Advertising-0.06%
Lamar Media Corp., 5.38%, 11/01/2033(b)	$1,159,000	$1,127,347
Omnicom Group, Inc.
4.20% 03/02/2029	200,000	196,526
5.30% 06/02/2036(c)	215,000	204,235
		1,528,108
Aerospace & Defense-0.36%
BAE Systems PLC (United Kingdom)
5.00% 03/26/2027(b)	502,000	503,912
5.13% 03/26/2029(b)	462,000	466,544
Boeing Co. (The)
6.26% 05/01/2027	2,000	2,024
6.30% 05/01/2029	2,000	2,072
6.39% 05/01/2031	2,000	2,105
6.53% 05/01/2034	1,000	1,071
General Dynamics Corp., 4.95%, 08/15/2035	1,000	983
Honeywell Aerospace, Inc.
3.90% 03/16/2028(b)	1,484,000	1,467,610
4.00% 03/16/2029(b)	541,000	531,171
4.30% 03/16/2031(b)	266,000	258,872
4.60% 03/16/2033(b)	161,000	155,708
4.95% 03/16/2036(b)	311,000	299,913
Howmet Aerospace, Inc.
3.75% 03/03/2028(c)	796,000	785,909
3.90% 04/15/2029	97,000	94,927
4.85% 10/15/2031	1,000	993
4.55% 11/15/2032	163,000	158,147
4.75% 04/15/2036	75,000	71,424
Huntington Ingalls Industries, Inc.
5.35% 01/15/2030	4,000	4,040
5.75% 01/15/2035	1,000	1,017
L3Harris Technologies, Inc., 5.40%, 07/31/2033	1,000	1,006
Lockheed Martin Corp.
4.15% 08/15/2028	18,000	17,890
4.50% 02/15/2029	3,000	2,991
4.40% 08/15/2030	75,000	74,214
RTX Corp.
5.75% 01/15/2029	2,000	2,052
5.15% 02/27/2033	1,000	1,002
6.40% 03/15/2054	1,000	1,044
Textron, Inc., 4.95%, 03/15/2036	10,000	9,560
TransDigm, Inc.
6.75% 08/15/2028(b)	183,000	184,374
6.38% 03/01/2029(b)	3,280,000	3,323,562
6.38% 05/31/2033(b)	450,000	450,266
		8,876,403
Agricultural & Farm Machinery-0.06%
AGCO Corp.
5.45% 03/21/2027	2,000	2,009
5.80% 03/21/2034	1,000	1,005
CNH Industrial Capital LLC, 4.75%, 03/21/2028	9,000	8,998
	Principal Amount	Value
Agricultural & Farm Machinery-(continued)
John Deere Capital Corp.
4.70% 06/10/2030	$4,000	$4,000
4.38% 10/15/2030	114,000	112,381
5.10% 04/11/2034	2,000	1,996
Series I, 3.90% 03/09/2029	724,000	712,215
Series I, 4.20% 03/10/2031	698,000	680,685
		1,523,289
Agricultural Products & Services-0.08%
Cargill, Inc., 4.13%, 10/23/2030(b)	292,000	283,681
Imperial Brands Finance PLC (United Kingdom)
4.88% 02/07/2032(b)	1,195,000	1,171,640
5.50% 07/07/2036(b)(c)	351,000	341,458
6.38% 07/01/2055(b)	107,000	103,910
		1,900,689
Air Freight & Logistics-0.00%
GXO Logistics, Inc.
6.25% 05/06/2029	3,000	3,088
6.50% 05/06/2034	1,000	1,038
United Parcel Service, Inc., 4.65%, 10/15/2030	23,000	22,932
		27,058
Alternative Carriers-0.49%
Space Exploration Technologies Corp.
5.35% 07/15/2031(b)	4,665,000	4,542,224
5.65% 07/15/2033(b)	1,248,000	1,196,258
5.88% 07/15/2036(b)	876,000	818,888
6.60% 07/15/2046(b)	1,296,000	1,156,708
6.65% 07/15/2056(b)(c)	4,718,000	4,179,315
		11,893,393
Apparel Retail-0.02%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	466,000	438,648
Apparel, Accessories & Luxury Goods-0.01%
Gildan Activewear, Inc. (Canada)
4.70% 10/07/2030(b)	119,000	116,333
5.40% 10/07/2035(b)	13,000	12,488
		128,821
Application Software-0.19%
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	2,840,000	2,754,719
Roper Technologies, Inc.
4.25% 09/15/2028	23,000	22,785
4.50% 10/15/2029	3,000	2,969
4.45% 09/15/2030(c)	48,950	47,977
5.10% 09/15/2035	8,720	8,322
Salesforce, Inc.
4.90% 09/15/2031	1,007,000	992,607
5.55% 03/15/2036	432,000	421,463
6.40% 03/15/2046	199,000	191,705
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	182,000	181,878
		4,624,425
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Asset Management & Custody Banks-0.25%
Ameriprise Financial, Inc.
5.70% 12/15/2028	$3,000	$3,071
5.20% 04/15/2035	10,000	9,819
5.35% 06/15/2036	2,782,000	2,724,195
Bank of New York Mellon Corp. (The)
4.33% (SOFR + 0.68%), 06/09/2028(d)	84,000	84,195
4.89% 07/21/2028(e)	3,000	3,010
4.98% 03/14/2030(e)	2,000	2,009
4.54% 04/23/2032(e)	300,000	294,032
5.83% 10/25/2033(e)	1,000	1,038
5.19% 03/14/2035(e)	1,000	994
5.09% 04/23/2037(c)(e)	361,000	350,466
Series I, 3.75% (e)(f)	4,000	3,975
Series J, 4.97% 04/26/2034(e)	1,000	984
Blue Owl Capital Corp., 6.30%, 08/15/2031	585,000	577,717
Citadel L.P., 6.00%, 01/23/2030(b)	3,000	3,067
Hercules Capital, Inc., 6.30%, 07/24/2031	305,000	301,210
Northern Trust Corp.
4.15% 11/19/2030	105,000	102,507
5.12% 11/19/2040(e)	12,000	11,499
State Street Corp.
4.56% 04/23/2032(c)(e)	264,000	258,694
4.78% 10/23/2036(e)	14,000	13,336
5.09% 04/24/2037(e)	312,000	302,618
Trinity Capital, Inc., 7.00%, 05/21/2031	958,000	962,550
Voya Global Funding, 4.60%, 11/24/2030(b)(c)	221,600	216,942
		6,227,928
Automobile Manufacturers-0.80%
American Honda Finance Corp.
Series A, 4.55% 04/10/2028	473,000	472,085
Series A, 4.90% 04/10/2031	369,000	363,932
Daimler Truck Finance North America LLC (Germany)
5.00% 01/15/2027(b)	440,000	441,288
4.65% 10/12/2030(b)	92,000	90,601
5.00% 10/12/2032(b)	298,000	292,983
5.38% 01/18/2034(b)	250,000	248,115
5.63% 01/13/2035(b)	213,000	213,063
Ford Motor Credit Co. LLC
2.70% 08/10/2026	594,000	593,795
7.35% 11/04/2027	480,000	492,472
5.92% 03/20/2028	449,000	454,016
6.80% 05/12/2028	485,000	497,700
6.80% 11/07/2028	598,000	615,811
7.20% 06/10/2030	471,000	492,978
5.42% 04/09/2031	776,000	763,954
Honda Motor Co. Ltd. (Japan), 4.44%, 07/08/2028	94,000	93,495
	Principal Amount	Value
Automobile Manufacturers-(continued)
Hyundai Capital America
4.88% 06/23/2027(b)	$96,000	$96,354
5.00% 01/07/2028(b)	38,000	38,115
5.60% 03/30/2028(b)	3,000	3,036
4.60% 04/06/2028(b)	1,089,000	1,085,393
5.35% 03/19/2029(b)	3,000	3,026
4.75% 04/06/2029(b)	773,000	767,860
5.30% 01/08/2030(b)	18,000	18,135
5.80% 04/01/2030(b)	3,000	3,064
5.00% 06/18/2031(b)(c)	1,004,000	992,962
5.25% 06/21/2033(b)	863,000	848,979
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,198,000	2,211,267
Mercedes-Benz Finance North America LLC (Germany)
4.80% 01/11/2027(b)(c)	443,000	443,853
4.13% 03/10/2028(b)	1,528,000	1,514,815
5.10% 08/03/2028(b)(c)	469,000	472,169
4.85% 01/11/2029(b)	382,000	382,049
PACCAR Financial Corp., 4.00%, 09/26/2029	14,000	13,795
Toyota Motor Credit Corp.
4.55% 08/09/2029	4,000	3,984
5.10% 03/21/2031	4,000	4,033
Series B, 4.05% 03/13/2029	772,000	761,605
Series B, 4.55% 05/14/2031	1,552,000	1,527,368
Series B, 4.60% 03/11/2033	236,000	228,284
Volkswagen Group of America Finance LLC (Germany)
4.90% 08/14/2026(b)(c)	614,000	614,081
5.25% 03/22/2029(b)(c)	596,000	599,091
4.95% 08/15/2029(b)	474,000	472,180
5.60% 03/22/2034(b)	199,000	197,137
		19,428,923
Automotive Parts & Equipment-0.37%
American Axle & Manufacturing, Inc.
6.38% 10/15/2032(b)	328,000	326,413
7.75% 10/15/2033(b)(c)	122,000	120,225
BMW US Capital LLC (Germany)
4.40% 03/19/2029(b)(c)	1,447,000	1,431,596
4.50% 08/11/2030(b)	24,000	23,514
4.65% 03/19/2031(b)	984,000	962,639
5.00% 03/19/2033(b)	274,000	267,066
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	361,000	370,354
ERAC USA Finance LLC
5.00% 02/15/2029(b)	3,000	3,019
4.50% 10/30/2029(b)	1,190,000	1,176,888
4.70% 04/30/2031(b)(c)	1,111,000	1,097,056
4.90% 05/01/2033(b)	1,000	980
5.25% 04/30/2036(b)	265,000	259,376
Phinia, Inc., 6.75%, 04/15/2029(b)	806,000	820,357
ZF North America Capital, Inc. (Germany)
6.88% 04/14/2028(b)	730,000	743,618
7.13% 04/14/2030(b)	146,000	147,041
6.75% 04/23/2030(b)	26,000	25,822
7.50% 03/24/2031(b)(c)	1,039,000	1,046,978
6.88% 04/23/2032(b)	162,000	159,252
		8,982,194
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Automotive Retail-0.10%
Advance Auto Parts, Inc.
7.00% 08/01/2030(b)	$595,000	$610,158
7.38% 08/01/2033(b)(c)	369,000	381,155
AutoZone, Inc., 5.20%, 08/01/2033	1,000	991
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	1,548,000	1,526,847
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	1,000	972
		2,520,123
Biotechnology-0.00%
AbbVie, Inc.
4.80% 03/15/2029	4,000	4,013
5.05% 03/15/2034	1,000	993
5.40% 03/15/2054	1,000	916
Amgen, Inc.
5.15% 03/02/2028	2,000	2,016
5.25% 03/02/2030	3,000	3,037
Gilead Sciences, Inc., 5.55%, 10/15/2053	1,000	939
		11,914
Brewers-0.02%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	407,000	405,487
Broadcasting-0.12%
Nexstar Media, Inc.
6.50% 09/15/2033(b)	1,487,000	1,480,673
7.25% 04/15/2034(b)(c)	1,478,000	1,482,524
		2,963,197
Broadline Retail-0.67%
Amazon.com, Inc.
4.60% 07/09/2029	6,321,000	6,300,542
4.25% 03/13/2031	1,329,000	1,289,558
4.80% 07/09/2031	5,730,000	5,677,196
4.88% 03/13/2036	540,000	517,044
5.30% 07/09/2036(c)	2,122,000	2,085,754
5.65% 03/13/2046	456,000	426,777
eBay, Inc., 4.25%, 03/06/2029	164,000	161,913
		16,458,784
Building Products-0.05%
Carrier Global Corp., 5.90%, 03/15/2034	1,000	1,034
CRH America Finance, Inc.
4.40% 02/09/2031	179,000	174,752
5.00% 02/09/2036	22,000	21,103
5.60% 02/09/2056	1,000	934
HP Communities LLC
5.78% 03/15/2046(b)	150,000	135,948
5.86% 09/15/2053(b)	100,000	87,652
Lennox International, Inc., 5.50%, 09/15/2028	2,000	2,031
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	795,000	773,295
		1,196,749
	Principal Amount	Value
Cable & Satellite-0.01%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38% 09/01/2029(b)	$126,000	$125,281
7.38% 03/01/2031(b)	10,000	9,970
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035	8,000	7,475
		142,726
Cargo Ground Transportation-0.25%
Fedex Freight Holding Co., Inc.
4.30% 03/15/2029(b)	236,000	231,922
4.65% 03/15/2031(b)(c)	205,600	200,252
4.95% 03/15/2033(b)	39,000	37,663
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.35% 01/12/2027(b)	2,000	2,006
5.70% 02/01/2028(b)	3,000	3,039
5.55% 05/01/2028(b)	2,000	2,022
6.05% 08/01/2028(b)	2,000	2,043
5.25% 02/01/2030(b)	29,000	29,115
4.55% 01/15/2031(b)	181,000	177,524
Ryder System, Inc.
4.90% 12/01/2029	12,000	12,024
4.30% 12/01/2030	196,000	191,394
5.00% 09/15/2031	5,256,000	5,225,086
		6,114,090
Casinos & Gaming-0.02%
Las Vegas Sands Corp.
5.30% 05/15/2031	266,000	262,585
5.65% 05/18/2033	215,000	212,570
		475,155
Coal & Consumable Fuels-0.25%
Australian MetCoal Financing Pty Ltd. (Australia)
6.25% 10/22/2031(b)	326,000	328,903
6.75% 04/22/2034(b)	383,000	389,373
Rio Grande LNG LLC
5.25% 06/30/2031(b)	2,040,000	2,015,452
5.50% 01/30/2034(b)(c)	1,132,000	1,107,411
5.75% 06/30/2036(b)	1,482,000	1,439,542
6.15% 06/30/2041(b)	918,000	888,654
		6,169,335
Commercial & Residential Mortgage Finance-0.16%
Aviation Capital Group LLC
6.25% 04/15/2028(b)	3,000	3,060
6.75% 10/25/2028(b)	3,000	3,107
4.25% 04/30/2029(b)	89,000	87,305
4.80% 10/24/2030(b)	122,000	119,886
Nationwide Building Society (United Kingdom)
6.56% 10/18/2027(b)(e)	434,000	435,589
5.05% 07/14/2032(b)(e)	2,872,000	2,835,126
Radian Group, Inc., 6.20%, 05/15/2029	3,000	3,090
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Commercial & Residential Mortgage Finance-(continued)
Rocket Cos., Inc.
6.13% 08/01/2030(b)	$229,000	$230,981
6.50% 06/15/2034(b)	298,000	300,728
		4,018,872
Computer & Electronics Retail-0.02%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	18,000	17,886
Leidos, Inc.
4.10% 03/15/2029	370,000	362,838
5.75% 03/15/2033	1,000	1,017
		381,741
Construction Machinery & Heavy Transportation Equipment-0.26%
Caterpillar Financial Services Corp.
3.75% 02/23/2029	2,024,000	1,983,822
4.13% (SOFR + 0.49%), 02/23/2029(c)(d)	807,000	806,691
Series L, 4.50% 05/15/2031	919,000	906,289
Caterpillar, Inc., 5.20%, 05/15/2035	8,000	8,013
Cummins, Inc.
4.70% 02/15/2031	76,000	75,664
5.30% 05/09/2035	12,000	11,982
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	730,000	710,472
SMBC Aviation Capital Finance DAC (Ireland), 4.95%, 07/23/2029(b)	1,763,000	1,759,446
Westinghouse Air Brake Technologies Corp.
4.90% 05/29/2030	47,000	46,873
5.50% 05/29/2035	15,000	15,037
		6,324,289
Construction Materials-0.00%
JH North America Holdings, Inc.
5.88% 01/31/2031(b)	31,000	30,958
6.13% 07/31/2032(b)	20,000	20,035
		50,993
Consumer Electronics-0.03%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)(c)	554,000	562,828
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	142,000	136,765
		699,593
Consumer Finance-0.18%
American Express Co.
4.01% 02/09/2029(e)	1,000,000	991,063
4.73% 04/25/2029(e)	27,000	27,027
4.94% (SOFR + 1.26%), 04/25/2029(d)	91,000	92,056
4.35% 07/20/2029(e)	164,000	163,085
4.48% (SOFR + 0.81%), 07/20/2029(c)(d)	245,000	246,203
5.53% 04/25/2030(e)	3,000	3,052
5.02% 04/25/2031(e)	40,000	40,137
4.92% 07/20/2033(e)	53,000	52,282
4.80% 10/24/2036(e)	45,000	42,661
Capital One Financial Corp.
7.15% 10/29/2027(e)	2,000	2,011
4.49% 09/11/2031(e)	57,200	55,762
5.40% 01/30/2037(e)	12,000	11,615
	Principal Amount	Value
Consumer Finance-(continued)
FirstCash, Inc.
4.63% 09/01/2028(b)(c)	$2,056,000	$2,019,445
6.88% 03/01/2032(b)	549,000	557,575
Synchrony Financial, 5.02%, 07/29/2029(e)	19,000	18,952
		4,322,926
Distillers & Vintners-0.00%
Constellation Brands, Inc.
4.90% 05/01/2033	1,000	975
4.95% 11/01/2035	8,000	7,641
		8,616
Distributors-0.00%
Genuine Parts Co.
6.50% 11/01/2028	2,000	2,064
4.95% 08/15/2029	18,000	17,884
		19,948
Diversified Banks-6.97%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032(b)(c)	417,000	444,407
Banco Bilbao Vizcaya Argentaria S.A. (Spain)
4.53% (SOFR + 0.88%), 03/03/2029(d)	800,000	802,343
4.97% 05/08/2031	800,000	791,856
7.13% (e)(f)	1,816,000	1,816,387
9.38% (c)(e)(f)	422,000	457,584
Banco Santander S.A. (Spain)
5.55% 03/14/2028(e)	600,000	603,285
4.60% 04/15/2029	800,000	793,749
5.07% 11/06/2030	800,000	782,033
4.87% 04/15/2031	800,000	788,059
7.25% (e)(f)	950,000	953,073
9.63% (e)(f)	800,000	868,904
9.63% (e)(f)	200,000	233,465
Bank of America Corp.
4.73% (SOFR + 1.05%), 02/04/2028(d)	2,000	2,006
4.95% 07/22/2028(e)	3,000	3,009
4.51% (SOFR + 0.83%), 01/24/2029(d)	18,000	18,056
4.98% 01/24/2029(e)	57,000	57,228
5.20% 04/25/2029(e)	3,000	3,025
4.62% 05/09/2029(e)	32,000	31,938
4.48% 04/23/2030(e)	284,000	280,934
4.69% (SOFR + 1.01%), 01/24/2031(d)	14,000	14,073
5.16% 01/24/2031(e)	4,000	4,021
4.46% 02/06/2032(e)	386,000	375,647
4.70% 04/23/2032(e)	144,000	141,343
5.49% 04/23/2037(e)	529,000	515,563
6.63% (e)(f)	43,000	43,924
Series N, 4.55% (SOFR + 0.87%), 02/06/2032(d)	492,000	490,703
Series RR, 4.38% (e)(f)	152,000	151,154
Bank of Montreal (Canada)
7.70% 05/26/2084(e)	553,000	573,916
7.30% 11/26/2084(e)	262,000	271,228
Series J, 4.34% 03/19/2030(c)(e)	503,000	497,295
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(e)	$760,000	$768,703
Bank of Nova Scotia (The) (Canada)
4.58% 06/05/2029(c)(e)	3,315,000	3,301,198
4.90% 06/05/2032(e)	1,526,000	1,506,610
8.63% 10/27/2082(e)	762,000	789,401
8.00% 01/27/2084(c)(e)	531,000	557,281
Banque Federative du Credit Mutuel S.A. (France)
4.59% 10/16/2028(b)(c)	752,000	748,372
5.15% 07/09/2032(b)(e)	3,173,000	3,132,566
Barclays PLC (United Kingdom)
4.22% 05/24/2030(e)	916,000	895,935
4.57% (SOFR + 0.93%), 05/24/2030(d)	682,000	682,272
4.91% 06/26/2030(e)	2,471,000	2,458,210
5.37% 02/25/2031(c)(e)	491,000	493,879
4.52% 02/24/2032(e)	391,000	378,107
5.10% 06/26/2032(e)	2,511,000	2,479,576
BBVA Bancomer S.A. (Mexico), 5.40%, 06/03/2031(b)	1,087,000	1,081,076
BNP Paribas S.A. (France)
4.79% 05/09/2029(b)(e)	613,000	612,158
5.06% (SOFR + 1.43%), 05/09/2029(b)(d)	754,000	761,687
5.09% 05/09/2031(b)(e)	640,000	639,170
Canadian Imperial Bank of Commerce (Canada), 6.75%, 01/28/2087(e)	5,952,000	5,871,186
Citigroup, Inc.
4.77% (SOFR + 1.14%), 05/07/2028(d)	77,000	77,323
5.17% 02/13/2030(e)	4,000	4,023
4.54% 09/19/2030(e)	17,000	16,800
5.09% (SOFR + 1.46%), 05/07/2031(d)	240,000	244,510
4.50% 09/11/2031(e)	81,400	79,554
6.17% 05/25/2034(e)	2,000	2,053
5.83% 02/13/2035(e)	2,000	2,006
5.41% 09/19/2039(e)	7,000	6,789
5.61% 03/04/2056(e)	2,000	1,873
6.63% (c)(e)(f)	1,656,400	1,665,020
Series AA, 7.63% (e)(f)	1,638,000	1,701,058
Series BB, 7.20% (c)(e)(f)	1,392,000	1,419,769
Series DD, 7.00% (c)(e)(f)	1,097,000	1,121,968
Series JJ, 6.50% (c)(e)(f)	4,229,000	4,224,392
Series Z, 7.38% (c)(e)(f)	1,324,000	1,355,750
Commonwealth Bank of Australia (Australia), Series C, 4.36%, 03/27/2029(c)	1,093,000	1,087,934
Cooperatieve Rabobank U.A. (Netherlands)
3.65% 04/06/2028(b)(c)(e)	652,000	647,885
3.96% 10/17/2028	1,043,000	1,031,922
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)(c)	915,000	932,385
Credit Agricole S.A. (France)
5.19% 08/01/2032(b)(e)	2,617,000	2,599,201
4.82% 09/25/2033(b)(c)(e)	482,000	466,270
	Principal Amount	Value
Diversified Banks-(continued)
Danske Bank A/S (Denmark)
4.66% 03/27/2029(b)(c)(e)	$862,000	$861,625
5.00% 03/27/2032(b)(e)	459,000	454,615
Depository Trust Co. (The)
4.30% 03/27/2029(b)(c)	1,038,000	1,029,219
4.55% 03/27/2031(b)	831,000	820,021
Federation des Caisses Desjardins du Quebec (Canada)
4.55% 08/23/2027(b)(c)	574,000	574,997
5.02% 05/27/2031(b)	1,927,000	1,920,656
Fifth Third Bancorp
1.71% 11/01/2027(e)	2,000	1,986
6.34% 07/27/2029(e)	2,000	2,057
5.98% 01/30/2030(b)(e)	2,000	2,047
4.77% 07/28/2030(e)	3,000	2,984
5.63% 01/29/2032(e)	2,000	2,034
4.57% 04/29/2032(c)(e)	187,000	181,760
HSBC Holdings PLC (United Kingdom)
5.60% 05/17/2028(e)	442,000	445,110
5.21% 08/11/2028(e)	456,000	458,241
4.40% 03/10/2030(e)	790,000	779,124
4.71% 05/12/2030(c)(e)	738,000	731,900
5.29% 11/19/2030(e)	500,000	502,908
5.13% 03/03/2031(e)	600,000	599,251
5.20% (SOFR + 1.57%), 05/13/2031(d)	758,000	775,451
5.24% 05/13/2031(e)	761,000	762,786
4.68% 03/10/2032(e)	352,000	343,768
6.33% 03/09/2044(e)	156,000	160,257
6.75% (e)(f)	761,000	765,539
6.88% (e)(f)	623,000	633,764
7.00% (e)(f)	325,000	330,534
7.05% (e)(f)	721,000	737,694
Series 1, 6.75% (e)(f)	422,000	419,061
ING Bank N.V. (Netherlands), 4.56%, 07/07/2029(b)	3,109,000	3,096,610
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(e)	590,000	596,837
Intesa Sanpaolo S.p.A. (Italy)
5.00% 06/29/2030(b)(e)	960,000	955,918
5.20% 06/29/2032(b)(e)	2,042,000	2,020,074
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
5.57% 04/22/2028(e)	$4,000	$4,028
4.85% 07/25/2028(e)	3,000	3,006
4.92% 01/24/2029(e)	4,000	4,015
5.30% 07/24/2029(e)	3,000	3,032
6.09% 10/23/2029(e)	3,000	3,081
5.01% 01/23/2030(e)	3,000	3,009
5.58% 04/22/2030(e)	3,000	3,051
4.41% 04/23/2030(e)	1,237,000	1,220,544
5.00% 07/22/2030(e)	3,000	3,006
4.86% 07/23/2030(c)(e)	2,787,000	2,781,510
4.60% 10/22/2030(e)	16,000	15,842
5.14% 01/24/2031(e)	13,000	13,051
5.10% 04/22/2031(e)	34,000	34,101
4.26% 10/22/2031(e)	121,000	117,225
4.35% 01/22/2032(e)	165,000	159,971
4.62% 04/23/2032(e)	1,150,000	1,125,332
5.04% 07/23/2032(e)	1,468,000	1,461,910
5.72% 09/14/2033(e)	1,000	1,019
5.34% 01/23/2035(e)	1,000	997
4.81% 10/22/2036(e)	24,600	23,366
4.90% 01/22/2037(e)	41,000	39,136
5.15% 04/23/2037(c)(e)	242,000	234,747
5.80% 07/23/2041(e)	2,114,000	2,093,428
5.53% 11/29/2045(e)	3,000	2,859
Series 1, 4.52% (SOFR + 0.85%), 07/23/2030(d)	3,797,000	3,803,417
Series NN, 6.88% (e)(f)	4,000	4,133
Series OO, 6.50% (e)(f)	19,000	19,304
Series PP, 6.10% (e)(f)	2,615,000	2,605,667
KeyBank N.A., 5.85%, 11/15/2027	571,000	578,992
KeyCorp
2.55% 10/01/2029	3,000	2,797
5.31% 01/28/2037(e)	19,000	18,398
Lloyds Banking Group PLC (United Kingdom)
4.43% 11/04/2031(c)(e)	438,000	426,346
6.63% (e)(f)	151,000	148,529
Macquarie Bank Ltd. (Australia)
4.16% (SOFR + 0.48%), 02/03/2028(b)(d)	471,000	471,657
5.82% 06/10/2037(b)(e)	2,123,000	2,077,807
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	548,000	548,437
Mitsubishi Ufj Financial Group, Inc. (Japan)
4.59% 04/18/2030(e)	740,000	733,985
4.98% 07/24/2030(c)(e)	1,533,000	1,534,584
4.85% 04/21/2032(e)	480,000	473,079
5.19% 07/23/2032(e)	1,126,000	1,124,455
5.33% 04/21/2037(e)	339,000	331,188
5.87% 04/21/2047(e)	311,000	302,409
6.05% 07/24/2047(e)	925,000	918,187
	Principal Amount	Value
Diversified Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02% 07/20/2028(e)	$479,000	$480,731
5.26% 04/17/2030(e)	553,000	557,771
5.15% (SOFR + 1.48%), 04/24/2031(d)	482,000	491,899
5.16% 04/24/2031(e)	459,000	459,654
4.53% 09/12/2031(e)	349,000	341,274
5.41% 04/19/2034(e)	50,000	50,222
5.43% 04/17/2035(e)	63,000	62,792
5.57% 01/16/2036(e)	65,000	65,069
5.19% 09/12/2036(c)(e)	359,000	349,497
6.35% (c)(e)(f)	969,000	959,475
8.20% (e)(f)	1,378,000	1,481,911
Mizuho Bank Ltd. (Japan)
4.40% 04/16/2029(b)	860,000	855,160
5.19% 04/16/2036(b)(c)	357,000	349,034
5.77% 04/16/2046(b)	432,000	415,672
Mizuho Financial Group, Inc. (Japan)
5.78% 07/06/2029(e)	570,000	580,928
5.38% 07/10/2030(c)(e)	499,000	504,959
4.78% 07/13/2030(e)	5,400,000	5,368,868
4.71% 07/08/2031(e)	719,000	709,022
4.91% (SOFR + 1.25%), 07/08/2031(d)	746,000	755,480
4.97% 07/13/2032(e)	2,890,000	2,856,259
5.59% 07/10/2035(e)	258,000	259,585
5.82% 07/13/2047(e)	3,248,000	3,111,028
Morgan Stanley Bank N.A.
5.02% 01/12/2029(e)	730,000	733,514
4.61% (SOFR + 0.98%), 05/10/2030(c)(d)	2,291,000	2,304,069
Morgan Stanley Private Bank N.A.
4.47% 07/06/2028(c)(e)	1,027,000	1,025,575
4.21% 02/08/2030(e)	1,073,000	1,055,038
4.40% (SOFR + 0.77%), 02/08/2030(d)	1,048,000	1,045,175
4.73% 07/18/2031(e)	553,000	545,974
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(e)	67,000	67,379
National Securities Clearing Corp.
5.10% 11/21/2027(b)	596,000	600,944
5.00% 05/30/2028(b)	560,000	564,604
NatWest Markets PLC (United Kingdom), 4.65%, 03/27/2029(b)	816,000	811,624
Nordea Bank Abp (Finland)
4.25% 08/28/2030(b)(c)	759,000	742,985
6.30% (b)(c)(e)(f)	420,000	421,589
6.75% (b)(c)(e)(f)	303,000	302,225
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)(c)	623,000	623,820
Pinnacle Bank
5.63% 02/15/2028	730,000	735,045
5.96% 01/15/2036(e)	843,400	831,142
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
PNC Financial Services Group, Inc. (The)
6.62% 10/20/2027(e)	$3,000	$3,013
4.08% 01/26/2029(e)	260,000	257,584
4.30% (SOFR + 0.62%), 01/26/2029(d)	427,000	426,803
5.58% 06/12/2029(e)	2,000	2,030
4.36% (SOFR + 0.68%), 10/26/2029(d)	3,127,000	3,124,860
4.62% 10/26/2029(c)(e)	2,484,000	2,476,317
4.90% 05/13/2031(e)	62,000	61,782
5.37% 07/21/2036(e)	6,000	5,932
5.42% 01/25/2041(e)	24,000	23,014
Series V, 6.20% (e)(f)	4,000	4,030
Series W, 6.25% (e)(f)	4,000	4,044
Royal Bank of Canada (Canada)
4.38% (SOFR + 0.71%), 01/21/2027(d)	2,000	2,004
4.95% 02/01/2029	2,000	2,015
7.50% 05/02/2084(c)(e)	448,000	462,952
6.50% 11/24/2085(e)	137,000	133,093
6.50% 05/24/2086(c)(e)	439,000	430,669
Societe Generale S.A. (France), 4.86%, 07/07/2029(b)(e)	2,774,000	2,763,611
Standard Chartered PLC (United Kingdom)
6.75% 02/08/2028(b)(c)(e)	448,000	452,691
7.02% 02/08/2030(b)(e)	525,000	549,853
5.01% 10/15/2030(b)(c)(e)	585,000	584,137
5.24% 05/13/2031(b)(c)(e)	543,000	545,670
5.31% (SOFR + 1.68%), 05/13/2031(b)(c)(d)	659,000	676,156
2.68% 06/29/2032(b)(e)	810,000	718,394
7.00% (b)(e)(f)	1,519,000	1,510,496
7.75% (b)(e)(f)	557,000	572,187
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.93% 07/07/2032(c)(e)	1,084,000	1,071,258
5.14% 07/07/2034(e)	495,000	486,575
5.33% 03/03/2041(e)	167,000	159,522
5.75% 07/07/2047(e)	670,000	641,875
6.60% (c)(e)(f)	676,000	674,690
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65% 09/14/2026(b)	558,000	558,950
5.55% 09/14/2028(b)	487,000	495,730
5.20% 03/07/2029(b)	560,000	566,020
4.35% 09/11/2030(b)(c)	624,000	612,508
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(e)	284,000	274,228
Toronto-Dominion Bank (The) (Canada)
4.93% 10/15/2035	13,000	12,477
8.13% 10/31/2082(e)	501,000	516,536
Truist Bank, 4.44% (SOFR + 0.77%), 07/24/2028(d)	993,000	994,280
U.S. Bancorp
5.78% 06/12/2029(e)	111,000	113,063
5.38% 01/23/2030(e)	4,000	4,050
4.48% 01/26/2032(e)	212,000	206,679
	Principal Amount	Value
Diversified Banks-(continued)
UBS AG (Switzerland)
4.13% (SOFR + 0.50%), 05/17/2027(d)	$1,074,000	$1,073,285
5.65% 09/11/2028	474,000	484,254
4.30% 03/16/2029(e)	1,009,000	1,003,723
Wells Fargo & Co.
5.71% 04/22/2028(e)	4,000	4,031
4.81% 07/25/2028(e)	3,000	3,005
5.04% (SOFR + 1.37%), 04/23/2029(d)	43,000	43,523
4.58% 05/20/2029(e)	2,741,000	2,732,136
5.57% 07/25/2029(e)	4,000	4,061
6.30% 10/23/2029(e)	4,000	4,125
4.18% 01/23/2030(e)	167,000	164,330
5.20% 01/23/2030(e)	4,000	4,032
5.15% 04/23/2031(e)	32,000	32,139
4.84% 05/20/2032(e)	771,000	760,699
5.39% 04/24/2034(e)	1,000	1,001
5.56% 07/25/2034(e)	1,000	1,008
5.50% 01/23/2035(e)	1,000	1,002
4.96% 01/23/2037(e)	39,000	37,224
5.43% 01/23/2047(e)	11,000	10,138
6.85% (e)(f)	8,000	8,241
7.63% (e)(f)	4,000	4,188
Series GG, 6.13% (c)(e)(f)	1,213,000	1,212,948
Westpac Banking Corp. (Australia)
4.15% 05/11/2028(c)	974,000	969,546
5.62% 11/20/2035(e)	1,000	991
		170,317,945
Diversified Capital Markets-0.33%
Credit Suisse Group AG (Switzerland)
4.50% (b)(e)(f)(g)(h)	332,000	94,537
5.25% (b)(e)(f)(g)(h)	271,000	77,167
Deutsche Bank AG (Germany)
4.47% 12/10/2031(c)(e)	322,800	314,764
5.06% 04/14/2032(e)	264,000	260,926
UBS Group AG (Switzerland)
5.43% 02/08/2030(b)(c)(e)	527,000	532,611
4.21% 04/10/2030(b)(e)	786,000	770,993
4.40% 09/23/2031(b)(e)	392,000	380,290
5.01% 03/23/2037(b)(c)(e)	320,000	304,812
4.88% (b)(e)(f)	713,000	712,594
6.60% (b)(e)(f)	97,000	97,915
6.88% (b)(e)(f)	3,249,000	3,225,865
7.00% (b)(e)(f)	68,000	67,668
7.13% (b)(e)(f)	123,000	123,052
Series 28, 9.25% (b)(e)(f)	584,000	625,731
Series 33, 9.25% (b)(c)(e)(f)	318,000	364,626
		7,953,551
Diversified Financial Services-1.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10% 01/19/2029	429,000	430,907
4.38% 11/15/2030	561,000	546,004
6.50% 01/31/2056(c)(e)	514,000	516,875
Aircastle Ltd./Aircastle Ireland DAC
5.00% 09/15/2030(b)	548,000	542,083
5.00% 05/15/2031(b)(c)	1,074,000	1,056,145
AMC East Communities LLC, 6.01%, 01/15/2053(b)	176,357	154,069
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Amrize Finance US LLC
4.60% 04/07/2027	$28,000	$28,040
4.70% 04/07/2028	23,000	23,005
4.95% 04/07/2030	13,000	13,004
Avilease Capital Ltd. (Saudi Arabia), 5.50%, 06/30/2031(b)	1,745,000	1,735,994
Avolon Holdings Funding Ltd. (Ireland)
4.95% 01/15/2028(b)	22,000	22,049
6.38% 05/04/2028(b)	3,000	3,070
4.20% 04/15/2029(b)	307,000	300,241
4.70% 01/30/2031(b)(c)	417,800	407,035
4.95% 10/15/2032(b)	140,000	135,159
BlackRock Funding, Inc., 4.90%, 01/08/2035	1,000	983
Citadel Finance LLC
4.75% 02/14/2029(b)	1,023,000	1,003,294
5.15% 02/14/2031(b)(c)	922,000	896,914
Citadel Securities Global Holdings LLC
5.50% 06/18/2030(b)	750,000	753,855
5.13% 01/27/2032(b)	542,000	530,507
6.20% 06/18/2035(b)	336,000	338,109
5.75% 03/27/2036(b)	565,000	550,597
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	12,301,000	12,294,849
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	1,270,000	1,249,523
GABX Leasing LLC, 4.63%, 04/15/2031(b)	1,068,000	1,042,887
Green Palm Bidco S.a.r.l. (Saudi Arabia), 6.46%, 06/30/2046(b)	3,020,000	2,943,916
HUT 8 DC LLC, 6.19%, 11/15/2042(b)	163,000	158,581
Jackson Financial, Inc., 6.15%, 01/15/2037(c)	918,000	897,724
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/2029(b)(c)	1,819,000	1,766,014
7.13% 04/30/2031(b)	417,000	430,600
6.13% 11/01/2032(b)	1,796,000	1,788,133
6.75% 05/01/2033(b)	2,129,000	2,171,259
LPL Holdings, Inc.
5.70% 05/20/2027	4,000	4,033
5.15% 06/15/2030	22,000	21,935
LSEG US Fin Corp. (United Kingdom)
4.25% 03/23/2029(b)	892,000	879,769
4.50% 03/23/2031(b)	862,000	841,502
5.25% 03/23/2036(b)(c)	253,000	246,625
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	206,790	175,963
Mitsubishi HC Finance America LLC (Japan), 5.20%, 07/21/2031(b)	2,909,000	2,891,888
Pacific Beacon LLC, 5.51%, 07/15/2036(b)	500,000	479,604
Pershing Square Holdings Ltd.
3.25% 10/01/2031(b)	1,300,000	1,156,672
5.50% 10/28/2032(b)	1,138,000	1,115,574
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	85,000	81,719
		42,626,709
	Principal Amount	Value
Diversified Metals & Mining-0.16%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10% 09/08/2028	$3,000	$3,031
5.25% 09/08/2030	3,000	3,043
5.75% 09/05/2055	1,000	965
Corp. Nacional del Cobre de Chile (Chile)
5.13% 02/02/2033(b)	674,000	654,533
5.53% 01/30/2037(b)	1,738,000	1,669,262
Glencore Funding LLC (Australia)
4.72% (SOFR + 1.06%), 04/04/2027(b)(d)	7,000	7,029
4.91% 04/01/2028(b)	27,000	27,072
5.37% 04/04/2029(b)	4,000	4,051
5.19% 04/01/2030(b)	20,000	20,066
4.90% 07/01/2031(b)	416,000	411,567
5.20% 07/01/2033(b)	308,000	303,608
6.14% 04/01/2055(b)	1,000	980
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	806,000	811,684
Rio Tinto Finance (USA) PLC (Australia)
4.38% 03/12/2027	19,000	19,019
4.50% 03/14/2028	4,000	4,005
4.88% 03/14/2030	20,000	20,034
5.00% 03/14/2032	11,000	10,996
		3,970,945
Diversified REITs-0.01%
ERP Operating L.P., 4.95%, 06/15/2032	10,000	9,939
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	174,670
		184,609
Diversified Support Services-0.19%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	3,415,000	3,372,996
Element Fleet Management Corp. (Canada)
6.32% 12/04/2028(b)	3,000	3,097
4.80% 05/29/2029(b)	1,052,000	1,045,806
5.04% 03/25/2030(b)	31,000	30,877
RB Global Holdings, Inc. (Canada)
6.75% 03/15/2028(b)	53,000	53,539
7.75% 03/15/2031(b)	98,000	101,254
		4,607,569
Drug Retail-0.14%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	354,000	349,511
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030(c)	2,952,000	2,990,854
		3,340,365
Electric Utilities-3.39%
AEP Texas, Inc., 5.70%, 05/15/2034	9,000	9,107
Alabama Power Co.
5.85% 11/15/2033	1,000	1,035
Series C, 4.30% 03/15/2031	130,000	126,891
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	$250,000	$260,469
American Electric Power Co., Inc.
5.75% 11/01/2027	3,000	3,041
5.20% 01/15/2029	2,000	2,021
Series C, 5.80% 03/15/2056(e)	468,400	460,280
Series D, 6.05% 03/15/2056(e)	7,000	6,882
Arizona Public Service Co., 5.90%, 08/15/2055	600	573
Capital Power (US Holdings), Inc. (Canada)
5.26% 06/01/2028(b)	12,000	12,044
6.19% 06/01/2035(b)	1,000	1,013
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030	7,000	6,993
Chpe LLC
4.88% 06/30/2031(b)	1,209,000	1,191,852
5.10% 06/30/2033(b)	204,000	200,763
5.35% 06/30/2036(b)	657,000	640,305
5.88% 06/29/2046(b)	630,000	607,607
Consolidated Edison Co. of New York, Inc.
5.50% 03/15/2034	1,000	1,018
5.75% 11/15/2055	2,500	2,346
Constellation Energy Generation LLC
3.90% 01/08/2028	274,000	271,653
4.55% 06/01/2029	2,012,000	1,996,849
4.80% 01/15/2032	808,000	792,480
6.13% 01/15/2034	1,000	1,044
5.30% 06/01/2036	557,000	541,422
5.88% 01/15/2066	5,000	4,621
Duke Energy Carolinas LLC
4.85% 03/15/2030	4,000	4,008
5.25% 03/15/2035	3,000	2,987
5.15% 06/15/2036(c)	493,000	481,804
5.75% 06/15/2056	1,277,000	1,210,828
Duke Energy Corp., 4.85%, 01/05/2029	2,000	2,006
Duke Energy Florida LLC, 4.20%, 12/01/2030	122,200	119,026
Edison International, 5.00%, 05/05/2028	305,000	305,234
Electricite de France S.A. (France)
5.70% 05/23/2028(b)(c)	336,000	341,345
5.25% 04/22/2036(b)	5,938,000	5,724,043
6.38% 01/13/2055(b)	1,481,000	1,435,015
6.13% 04/22/2056(b)	7,502,000	7,078,050
6.25% 04/22/2066(b)	6,715,000	6,287,090
9.13% (b)(e)(f)	685,000	793,534
Emera US Finance LLC
4.50% 04/01/2029	710,000	702,607
5.20% 04/01/2033	108,000	105,926
Series A, 6.65% 10/01/2056(e)	852,000	858,249
Series B, 6.85% 10/01/2056(e)	668,000	673,434
ENEL Finance International N.V. (Italy)
4.63% 07/13/2029(b)	5,469,000	5,427,896
4.88% 07/13/2031(b)	5,586,000	5,500,645
5.38% 07/13/2036(b)	1,385,000	1,341,677
Entergy Corp.
7.13% 12/01/2054(e)	4,000	4,103
5.88% 06/15/2056(e)	573,000	566,885
	Principal Amount	Value
Electric Utilities-(continued)
Entergy Louisiana LLC, 5.15%, 09/15/2034	$2,000	$1,981
Entergy Texas, Inc., 5.25%, 04/15/2035	6,000	5,908
Evergy Metro, Inc., 5.13%, 08/15/2035	8,000	7,796
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	15,000	14,649
Evergy, Inc., 4.25%, 03/15/2029	327,000	322,513
Exelon Corp.
5.15% 03/15/2029	2,000	2,018
5.13% 03/15/2031	26,000	26,120
5.60% 03/15/2053	1,000	911
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	2,000	2,016
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	4,000	3,947
Florida Power & Light Co.
4.80% 05/15/2033	1,000	984
4.70% 02/15/2036	15,000	14,211
5.13% 06/01/2036	341,000	334,006
5.75% 06/01/2056(c)	333,000	317,931
5.60% 02/15/2066	3,500	3,179
5.90% 06/01/2066	417,000	397,471
Georgia Power Co., 4.95%, 05/17/2033	1,000	990
Indiana Michigan Power Co., 5.60%, 03/15/2056	92,000	84,817
ITC Holdings Corp.
4.88% 04/15/2031(b)	544,000	538,141
5.50% 04/15/2036(b)	92,000	90,956
Louisville Gas and Electric Co., 5.85%, 08/15/2055	1,000	958
MidAmerican Energy Co., 5.35%, 01/15/2034	1,000	1,011
Monongahela Power Co., 4.45%, 08/15/2029(b)	401,000	397,295
National Rural Utilities Cooperative Finance Corp.
4.85% 02/07/2029	19,000	19,070
4.40% 05/11/2029	985,000	976,870
5.00% 02/07/2031	4,000	4,020
5.80% 01/15/2033	1,000	1,036
5.00% 08/15/2034	27,000	26,633
5.75% 04/20/2056	3,880,000	3,830,054
5.95% 04/20/2056	4,537,000	4,420,777
Series D, 4.06% (SOFR + 0.43%), 08/09/2027(d)	2,445,000	2,446,864
Series D, 4.15% 08/25/2028	333,000	329,903
Series D, 4.05% 02/09/2029	1,475,000	1,452,207
NextEra Energy Capital Holdings, Inc.
4.90% 03/15/2029	4,000	4,019
5.05% 03/15/2030	17,000	17,113
5.45% 03/15/2035	12,000	11,888
Niagara Mohawk Power Corp.
4.65% 10/03/2030(b)	142,000	139,888
5.29% 01/17/2034(b)	1,000	988
6.00% 07/03/2055(b)	5,000	4,727
Northern States Power Co., 5.65%, 05/15/2055	3,000	2,806
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
NRG Energy, Inc.
4.73% 10/15/2030(b)	$252,000	$246,149
4.96% 04/30/2031(b)	685,000	670,048
5.75% 01/15/2034(b)	659,000	642,240
5.88% 05/15/2034(b)	929,000	912,496
5.41% 10/15/2035(b)	20,000	19,164
6.00% 01/15/2036(b)	555,000	543,314
6.13% 05/15/2036(b)	908,000	896,782
Oglethorpe Power Corp., 5.90%, 02/01/2055	1,000	947
Oncor Electric Delivery Co. LLC
4.50% 03/20/2027	25,000	25,033
4.65% 11/01/2029	22,000	21,907
5.80% 04/01/2055	2,000	1,904
Pacific Gas and Electric Co.
6.10% 01/15/2029	181,000	185,782
5.05% 11/15/2031	903,000	893,755
5.25% 02/01/2032	3,938,000	3,926,747
5.20% 05/01/2036	71,000	67,602
5.60% 08/15/2036	1,057,000	1,037,208
5.85% 11/01/2036	2,766,000	2,762,642
6.00% 05/01/2056	110,000	101,336
6.30% 08/15/2056(c)	1,113,000	1,067,547
PacifiCorp
5.10% 02/15/2029	2,000	2,013
5.30% 02/15/2031	2,000	2,013
5.45% 02/15/2034	1,000	995
7.13% 08/15/2056(e)	625,000	615,645
PG&E Corp., 7.38%, 03/15/2055(e)	2,089,000	2,122,714
PPL Capital Funding, Inc.
5.25% 09/01/2034	1,000	987
Conv., 3.00% 12/01/2030(b)	1,872,000	1,876,498
PPL Electric Utilities Corp., 5.55%, 08/15/2055	2,000	1,858
San Diego Gas & Electric Co., 5.35%, 04/01/2053	1,000	892
Southern Co. (The)
5.70% 10/15/2032	2,000	2,059
6.00% 04/01/2058(c)(e)	712,000	705,182
Southwestern Electric Power Co., 5.20%, 04/01/2036(c)	261,000	252,339
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	3,000	2,995
Union Electric Co., 5.25%, 04/15/2035	1,000	991
Virginia Electric & Power Co.
Series C, 4.90% 09/15/2035	20,000	19,131
Series D, 5.60% 09/15/2055	2,000	1,838
Virginia Electric and Power Co., 5.00%, 04/01/2033	1,000	987
Vistra Operations Co. LLC
5.05% 12/30/2026(b)	10,000	10,030
4.60% 10/15/2030(b)	122,000	118,795
4.70% 01/31/2031(b)	301,000	293,558
7.75% 10/15/2031(b)	128,000	133,503
6.88% 04/15/2032(b)	69,000	71,310
6.95% 10/15/2033(b)	1,000	1,065
6.00% 04/15/2034(b)	1,000	1,012
5.70% 12/30/2034(b)	8,000	7,898
5.35% 01/31/2036(b)	29,500	28,252
	Principal Amount	Value
Electric Utilities-(continued)
Wisconsin Electric Power Co., 4.15%, 10/15/2030	$51,000	$49,584
Xcel Energy, Inc., 4.75%, 03/21/2028	3,000	3,005
		82,717,125
Electrical Components & Equipment-0.23%
EnerSys, 4.38%, 12/15/2027(b)	1,426,000	1,410,077
Hubbell, Inc.
4.65% 06/15/2031	957,000	943,862
4.90% 06/15/2033	1,203,000	1,174,718
5.15% 06/15/2036	277,000	269,328
Regal Rexnord Corp., 6.30%, 02/15/2030	3,000	3,102
Vertiv Group Corp., 4.13%, 11/15/2028(b)	241,000	238,359
Vertiv Holdings Co.
4.85% 03/15/2036(c)	581,000	547,383
5.65% 03/15/2046	495,000	457,197
5.80% 03/15/2056	337,000	310,304
5.95% 03/15/2066	220,000	201,752
		5,556,082
Electronic Components-0.03%
Amphenol Corp.
3.90% 11/15/2028	145,000	143,009
4.13% 11/15/2030	249,000	242,094
4.40% 02/15/2033	114,000	109,385
5.00% 01/15/2035	1,000	978
Tyco Electronics Group S.A. (Switzerland)
4.50% 02/09/2031	197,000	194,134
4.88% 02/09/2036	87,000	83,370
		772,970
Electronic Equipment & Instruments-0.00%
Keysight Technologies, Inc., 5.35%, 07/30/2030	24,000	24,320
Electronic Manufacturing Services-0.01%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	173,000	176,053
Jabil, Inc., 4.75%, 02/01/2033	80,000	76,823
		252,876
Environmental & Facilities Services-0.11%
GFL Environmental Holdings (US), Inc., 5.63%, 07/01/2031(b)	1,316,000	1,279,542
Republic Services, Inc.
4.88% 04/01/2029	3,000	3,014
5.00% 12/15/2033	1,000	994
5.00% 04/01/2034	1,000	988
Veralto Corp.
5.50% 09/18/2026	4,000	4,002
5.35% 09/18/2028	2,000	2,024
4.85% 01/15/2032	983,000	971,664
Waste Connections, Inc., 4.80%, 07/15/2036	445,000	425,392
		2,687,620
Fertilizers & Agricultural Chemicals-0.43%
ICL Group Ltd. (Israel), 6.04%, 06/16/2036(b)	3,534,000	3,488,692
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Fertilizers & Agricultural Chemicals-(continued)
Mosaic Co. (The)
4.35% 01/15/2029	$283,000	$279,716
4.60% 11/15/2030	240,000	235,873
Nutrien Ltd. (Canada)
4.85% 05/29/2031(c)	1,549,000	1,537,924
5.35% 05/29/2036(c)	405,000	396,495
OCP S.A. (Morocco)
6.10% 04/30/2030(b)	1,527,000	1,544,488
6.70% 03/01/2036(b)	163,000	165,672
6.74% (b)(e)(f)	2,851,000	2,802,260
		10,451,120
Financial Exchanges & Data-0.02%
Intercontinental Exchange, Inc.
3.95% 12/01/2028	183,000	180,382
4.20% 03/15/2031	376,000	363,870
MSCI, Inc., 5.25%, 09/01/2035	6,000	5,761
Nasdaq, Inc.
5.35% 06/28/2028	3,000	3,037
5.55% 02/15/2034	1,000	1,011
		554,061
Food Distributors-0.01%
Bunge Ltd. Finance Corp.
4.55% 08/04/2030	244,000	240,748
5.15% 08/04/2035	8,000	7,818
Sysco Corp., 5.10%, 09/23/2030	6,000	6,003
		254,569
Food Retail-0.01%
Alimentation Couche-Tard, Inc. (Canada)
4.15% 09/29/2028(b)	313,000	309,651
5.08% 09/29/2035(b)	30,000	28,998
Kroger Co. (The), 5.65%, 09/15/2064	1,000	893
		339,542
Forest Products-0.04%
Georgia-Pacific LLC
4.60% 05/15/2031(b)	820,000	805,787
4.95% 06/30/2032(b)	14,000	13,912
4.90% 05/15/2033(b)(c)	220,000	216,220
		1,035,919
Gas Utilities-0.45%
Atmos Energy Corp., 5.20%, 08/15/2035	13,000	12,891
Snam S.p.A. (Italy)
5.75% 05/28/2035(b)	218,000	220,308
6.50% 05/28/2055(b)	72,000	72,383
Soth Jersey Industries, Inc., 7.38%, 06/09/2056	9,627,000	9,615,741
Southern California Gas Co., 5.90%, 06/01/2056	1,013,000	960,564
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	8,000	7,977
Southwest Gas Corp., 5.45%, 03/23/2028	2,000	2,017
		10,891,881
	Principal Amount	Value
Health Care Distributors-0.04%
Cardinal Health, Inc.
4.50% 09/15/2030	$47,200	$46,447
5.15% 09/15/2035	3,200	3,127
Cencora, Inc.
3.95% 02/13/2029	838,000	822,689
4.25% 11/15/2030(c)	180,000	174,998
McKesson Corp.
4.25% 09/15/2029	4,000	3,944
4.95% 05/30/2032	44,000	43,906
		1,095,111
Health Care Equipment-0.16%
Abbott Laboratories
3.70% 03/09/2029	1,719,000	1,680,092
5.50% 03/15/2056	428,000	399,156
5.60% 03/15/2066	323,000	300,365
Augusta SpinCo Corp.
4.40% 03/23/2029	976,000	965,968
4.66% 03/23/2031	426,000	419,148
4.95% 03/23/2033	130,000	127,628
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	55,000	54,603
Smith & Nephew PLC (United Kingdom)
5.15% 03/20/2027	2,000	2,008
5.40% 03/20/2034	1,000	991
Stryker Corp.
4.55% 02/10/2027	3,000	3,005
4.25% 09/11/2029	3,000	2,963
4.85% 02/10/2030	23,000	23,006
		3,978,933
Health Care Facilities-0.01%
Adventist Health System, 5.76%, 12/01/2034	2,000	2,016
Ascension Health
Series 2025, 4.29% 11/15/2030	215,000	210,061
Series 2025, 4.92% 11/15/2035	15,000	14,534
Universal Health Services, Inc., 4.63%, 10/15/2029	3,000	2,954
UPMC
5.04% 05/15/2033	2,000	1,985
5.38% 05/15/2043	1,000	939
		232,489
Health Care REITs-0.00%
National Health Investors, Inc., 5.35%, 02/01/2033	15,000	14,707
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	43,000	42,777
Ventas Realty L.P., 5.00%, 02/15/2036	900	865
		58,349
Health Care Services-0.31%
Cigna Group (The), 4.50%, 09/15/2030	136,800	134,832
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Services-(continued)
CommonSpirit Health
4.35% 09/01/2030	$80,000	$77,746
5.32% 12/01/2034	6,000	5,899
4.83% 09/01/2035	20,000	19,129
5.58% 09/01/2045	2,000	1,869
5.55% 12/01/2054	1,000	909
5.66% 09/01/2055(c)	2,000	1,851
Series 2025, 4.98% 09/01/2035	11,000	10,480
CVS Health Corp.
5.00% 01/30/2029	3,000	3,018
5.25% 01/30/2031	3,000	3,031
5.00% 09/15/2032	11,000	10,906
5.45% 09/15/2035	11,000	10,890
6.75% 12/10/2054(c)(e)	392,000	404,080
7.00% 03/10/2055(e)	5,135,000	5,290,123
6.20% 09/15/2055	8,000	7,797
6.00% 06/01/2063	1,000	928
DaVita, Inc., 6.88%, 09/01/2032(b)	7,000	7,199
HCA, Inc.
5.00% 03/01/2028	3,000	3,014
4.30% 11/15/2030	42,000	40,723
5.45% 09/15/2034	1,000	994
5.75% 03/01/2035	2,000	2,017
5.90% 06/01/2053	1,000	924
6.20% 03/01/2055	1,000	966
Icon Investments Six DAC
5.81% 05/08/2027	623,000	627,640
5.85% 05/08/2029	521,000	531,701
6.00% 05/08/2034	237,000	239,876
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	14,000	13,726
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	1,000	588
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,000	1,067
		7,453,923
Health Care Supplies-0.12%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	240,000	230,236
Medline Borrower L.P., 3.88%, 04/01/2029(b)	554,000	536,199
Medline Borrower L.P./Medline Co-Issuer, Inc., 5.00%, 06/15/2031(b)	2,173,000	2,144,411
Solventum Corp.
5.45% 02/25/2027	2,000	2,009
5.40% 03/01/2029	3,000	3,038
		2,915,893
Heavy Electrical Equipment-0.02%
GE Vernova, Inc.
4.25% 02/04/2031	292,000	284,839
4.88% 02/04/2036	101,000	97,096
5.50% 02/04/2056	45,000	41,527
		423,462
	Principal Amount	Value
Highways & Railtracks-0.01%
Burlington Northern Santa Fe LLC, 5.55%, 03/15/2056	$600	$560
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	314,562	290,183
		290,743
Home Improvement Retail-0.00%
Home Depot, Inc. (The)
4.90% 04/15/2029	3,000	3,027
3.95% 09/15/2030	70,000	67,976
4.65% 09/15/2035	8,000	7,658
Lowe’s Cos., Inc., 5.85%, 04/01/2063	1,000	933
		79,594
Homebuilding-0.00%
D.R. Horton, Inc., 5.00%, 10/15/2034	1,000	971
Toll Brothers Finance Corp., 5.60%, 06/15/2035	8,000	7,978
		8,949
Hotel & Resort REITs-0.00%
Phillips Edison Grocery Center Operating Partnership I L.P.
5.25% 08/15/2032	19,000	18,967
4.75% 03/15/2033	93,000	89,690
4.95% 01/15/2035	12,000	11,492
		120,149
Hotels, Resorts & Cruise Lines-0.18%
A&K Travel Group Holdings Ltd. (United Kingdom), 7.50%, 05/15/2033(b)	373,000	371,513
Airbnb, Inc.
4.40% 03/16/2029	242,000	240,048
4.65% 03/16/2031	197,000	194,269
5.25% 03/16/2036	66,000	64,334
Carnival Corp., 7.88%, 06/01/2027	20,000	20,555
Carnival Corp. Ltd.
7.00% 08/15/2029(b)	3,000	3,107
5.75% 03/15/2030(b)	133,000	133,311
5.88% 06/15/2031(b)	703,000	703,968
5.75% 08/01/2032(b)	319,000	316,459
Expedia Group, Inc.
5.40% 02/15/2035	3,000	2,921
5.50% 04/15/2036(c)	369,000	358,066
Hilton Domestic Operating Co., Inc.
5.88% 04/01/2029(b)	242,000	243,982
6.13% 04/01/2032(b)	51,000	51,478
5.75% 09/15/2033(b)	365,000	361,896
Marriott International, Inc.
4.88% 05/15/2029	2,000	2,007
4.80% 03/15/2030	4,000	3,981
5.35% 03/15/2035	1,000	990
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	261,000	256,817
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Royal Caribbean Cruises Ltd.
6.25% 03/15/2032(b)	$3,000	$3,051
6.00% 02/01/2033(b)	4,000	4,033
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	1,030,000	1,027,261
		4,364,047
Independent Power Producers & Energy Traders-0.21%
AES Corp. (The)
5.20% 07/15/2029	603,000	603,535
5.75% 07/15/2033	336,000	332,975
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	636,896	633,362
Vistra Corp., 7.00%(b)(e)(f)	525,000	528,128
VoltaGrid LLC, 7.38%, 11/01/2030(b)	3,097,000	3,114,237
		5,212,237
Industrial Conglomerates-0.22%
Eaton Corp.
3.85% 03/06/2028	1,708,000	1,689,752
3.95% 03/06/2029	861,000	846,218
4.20% 03/06/2031	751,000	728,540
4.50% 03/06/2033	292,000	282,094
4.80% 03/06/2036	289,000	277,126
5.45% 03/06/2056(c)	581,000	539,865
Honeywell International, Inc., 5.35%, 03/01/2064	1,000	886
Siemens Funding B.V. (Germany)
4.60% 05/28/2030(b)	702,000	698,304
5.20% 05/28/2035(b)	205,000	204,699
5.90% 05/28/2065(b)	127,000	124,306
		5,391,790
Industrial Machinery & Supplies & Components-0.18%
ESAB Corp., 5.63%, 04/01/2031(b)	2,220,000	2,198,710
Flowserve Corp., 5.70%, 05/15/2036	61,000	59,664
Ingersoll Rand, Inc.
5.20% 06/15/2027	3,000	3,018
5.40% 08/14/2028	3,000	3,042
Nordson Corp.
5.60% 09/15/2028	3,000	3,049
5.80% 09/15/2033	1,000	1,025
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	1,225,000	1,188,636
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	508,000	509,262
Xylem, Inc.
5.20% 06/01/2033	386,000	386,669
5.45% 06/01/2036(c)	146,000	146,097
		4,499,172
Industrial REITs-0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	2,000	2,072
Insurance Brokers-0.02%
Arthur J. Gallagher & Co.
4.85% 12/15/2029	4,000	4,002
5.15% 02/15/2035	1,000	973
	Principal Amount	Value
Insurance Brokers-(continued)
Marsh & McLennan Cos., Inc.
4.95% 03/15/2036	$158,000	$152,268
5.70% 09/15/2053	1,000	940
Willis North America, Inc.
4.55% 03/15/2031	202,500	197,017
5.15% 03/15/2036	16,600	15,927
		371,127
Integrated Oil & Gas-0.48%
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	961,000	1,038,476
Eni S.p.A. (Italy)
5.50% 05/15/2034(b)	334,000	333,530
5.25% 05/18/2036(b)	350,000	337,902
Occidental Petroleum Corp., 4.63%, 06/15/2045	1,000	810
SA Global Sukuk Ltd. (Saudi Arabia), 4.13%, 09/17/2030(b)	5,350,000	5,139,001
Saudi Arabian Oil Co. (Saudi Arabia)
4.00% 02/02/2029(b)	2,520,000	2,471,224
4.75% 06/02/2030(b)	2,502,000	2,462,258
		11,783,201
Integrated Telecommunication Services-1.08%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)(c)	3,634,000	3,864,926
AT&T, Inc.
6.20% 10/30/2056	389,000	360,387
6.30% 10/30/2066	291,000	268,219
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(e)	1,258,000	1,252,616
Cipher Compute LLC, 7.13%, 11/15/2030(b)	1,083,000	1,106,026
Grupo Televisa S.A.B. (Mexico), 4.81%, 06/01/2031(b)	1,832,000	1,813,211
NTT Finance Corp. (Japan)
4.88% 07/16/2030(b)	598,000	591,808
5.50% 07/16/2035(b)	287,000	284,436
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	1,858,000	1,700,204
QTS Thunder Managing Issuer LLC, 5.65%, 12/10/2030	10,530,000	10,508,869
TELUS Corp. (Canada)
6.63% 10/15/2055(e)	312,000	312,120
6.38% 06/09/2056(e)	714,400	705,684
6.63% 06/09/2056(e)	1,554,200	1,519,269
Verizon Communications, Inc.
5.25% 04/02/2035	20,000	19,507
5.00% 01/15/2036	25,000	23,723
5.75% 11/30/2045	20,000	18,488
6.20% 05/14/2056(e)	724,000	708,883
6.05% 05/14/2058(e)	871,000	856,911
6.00% 11/30/2065	6,600	5,997
WULF Compute LLC, 7.75%, 10/15/2030(b)	554,000	576,084
		26,497,368
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-0.23%
Alphabet, Inc.
4.10% 02/15/2031(c)	$658,000	$638,054
4.38% 11/15/2032	14,000	13,531
4.40% 02/15/2033	370,000	355,030
4.70% 11/15/2035	11,000	10,477
4.80% 02/15/2036	120,000	115,187
5.35% 11/15/2045	9,000	8,230
5.45% 11/15/2055	5,000	4,447
5.65% 02/15/2056(c)	209,000	193,157
5.30% 05/15/2065	1,000	848
Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031(b)(c)	714,000	703,698
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)(c)	439,000	427,816
Meta Platforms, Inc.
4.55% 08/15/2031	1,000	975
4.88% 05/15/2033(c)	926,000	898,615
4.75% 08/15/2034	1,000	952
4.88% 11/15/2035(c)	59,800	56,125
5.25% 05/15/2036(c)	416,000	399,023
6.20% 05/15/2046	491,000	461,109
5.40% 08/15/2054	1,000	815
5.63% 11/15/2055	21,000	17,581
6.30% 05/15/2056	477,000	438,170
5.75% 05/15/2063	1,000	830
5.55% 08/15/2064	1,000	800
5.75% 11/15/2065	31,000	25,589
6.45% 05/15/2066	1,025,000	939,915
		5,710,974
Internet Services & Infrastructure-0.49%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	9,822,000	9,529,735
CoreWeave, Inc., 9.25%, 06/01/2030(b)(c)	1,054,000	986,098
Edged Compute LLC, 7.50%, 04/30/2031(b)	1,405,000	1,333,592
		11,849,425
Investment Banking & Brokerage-1.38%
Charles Schwab Corp. (The)
4.74% 05/21/2030(e)	1,722,000	1,718,364
4.34% 11/14/2031(e)	245,000	239,090
4.91% 11/14/2036(e)	40,000	38,236
5.49% 05/21/2037(e)	584,000	580,462
Series K, 5.00% (e)(f)	4,000	3,995
Series L, 6.10% (e)(f)	1,202,000	1,186,265
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Goldman Sachs Group, Inc. (The)
4.96% (SOFR + 1.29%), 04/23/2028(d)	$35,000	$35,192
4.15% 01/21/2029(e)	651,000	644,963
4.59% 04/20/2030(e)	567,000	560,980
5.73% 04/25/2030(e)	4,000	4,073
5.05% 07/23/2030(e)	6,000	6,012
4.69% 10/23/2030(e)	10,000	9,888
5.21% 01/28/2031(e)	14,000	14,044
5.22% 04/23/2031(e)	33,000	33,060
4.37% 10/21/2031(e)	179,800	174,073
4.97% 06/03/2032(e)	930,000	917,604
5.24% 07/21/2032(e)	1,106,000	1,104,064
5.09% 04/20/2034(e)	457,000	447,476
5.85% 04/25/2035(e)	1,000	1,018
5.33% 07/23/2035(e)	1,000	983
4.94% 10/21/2036(e)	20,600	19,491
5.43% 06/03/2037(e)	1,177,000	1,150,275
5.66% 07/21/2037(c)(e)	2,138,000	2,129,065
5.39% 02/02/2041(e)	228,000	216,066
6.22% 07/21/2057(e)	2,071,000	2,052,576
Series AA, 6.50% (e)(f)	4,275,000	4,245,014
Series V, 4.13% (e)(f)	321,000	319,765
Series W, 7.50% (c)(e)(f)	2,512,000	2,605,489
Series X, 7.50% (c)(e)(f)	2,527,000	2,615,642
Morgan Stanley
5.12% 02/01/2029(e)	3,000	3,014
4.99% 04/12/2029(e)	18,000	18,063
5.16% 04/20/2029(e)	4,000	4,021
4.87% 07/12/2029(c)(e)	1,785,000	1,785,210
5.45% 07/20/2029(e)	4,000	4,043
6.41% 11/01/2029(e)	4,000	4,128
4.24% 01/09/2030(e)	763,000	750,405
5.17% 01/16/2030(e)	4,000	4,020
5.04% 07/19/2030(e)	18,000	18,043
4.65% 10/18/2030(e)	16,000	15,827
5.23% 01/15/2031(e)	56,000	56,299
5.19% 04/17/2031(e)	39,000	39,126
4.49% 01/16/2032(e)	305,000	296,131
4.71% 03/12/2032(e)	607,000	593,359
4.81% 04/16/2032(e)	479,000	469,941
5.17% 07/14/2032(e)	1,107,000	1,103,104
5.25% 04/21/2034(e)	1,000	991
5.42% 07/21/2034(e)	1,000	998
5.47% 01/18/2035(e)	1,000	997
5.83% 04/19/2035(e)	1,000	1,019
5.32% 07/19/2035(e)	1,000	986
5.07% 01/30/2037(e)	10,000	9,598
5.30% 04/10/2037(e)	110,000	106,795
5.61% 07/17/2037(e)	1,788,000	1,777,915
5.95% 01/19/2038(e)	2,000	2,029
5.31% 01/18/2041(e)	29,000	27,499
5.90% 03/13/2047(e)	547,000	529,491
Series I, 4.52% (SOFR + 0.85%), 07/12/2029(c)(d)	2,691,000	2,695,073
Series I, 4.36% 10/22/2031(e)	184,100	178,386
Raymond James Financial, Inc., 4.90%, 09/11/2035	11,000	10,501
		33,580,237
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
IT Consulting & Other Services-0.05%
International Business Machines Corp.
4.80% 02/10/2030(c)	$397,000	$395,391
4.30% 02/03/2031	612,000	593,663
5.20% 02/10/2035(c)	174,000	169,658
5.70% 02/10/2055	33,000	29,116
		1,187,828
Leisure Products-0.04%
Brunswick Corp., 5.85%, 03/18/2029	2,000	2,039
Hasbro, Inc., 4.65%, 03/12/2031	464,000	454,841
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	567,000	561,699
		1,018,579
Life & Health Insurance-1.45%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	97,000	91,279
American National Global Funding
5.00% 06/22/2029(b)	3,036,000	3,016,157
5.55% 01/28/2030(b)	4,000	4,024
American National Group, Inc., 6.00%, 07/15/2035	6,000	5,858
Athene Global Funding, 5.58%, 01/09/2029(b)	3,000	3,026
Constellation Global Funding
4.85% 10/22/2030(b)	258,000	251,276
5.70% 08/05/2031(b)	8,196,000	8,175,886
Corebridge Global Funding
5.90% 09/19/2028(b)	3,000	3,065
4.52% (SOFR + 0.86%), 12/15/2028(b)(d)	5,798,000	5,787,981
5.20% 01/12/2029(b)	3,000	3,020
4.80% 05/29/2029(b)	1,187,000	1,183,786
5.20% 06/24/2029(b)	4,000	4,028
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(e)(f)	159,000	160,704
GA Global Funding Trust
5.50% 01/08/2029(b)(c)	352,000	354,920
4.50% 09/18/2030(b)	555,000	533,658
Grand River Funding Trust I, 6.31%, 02/15/2036(b)(c)	168,000	165,147
Grand River Funding Trust II, 7.28%, 02/15/2056(b)(c)	304,000	302,082
Jackson National Life Global Funding, 4.85%, 06/23/2028(b)	6,318,000	6,312,224
Lincoln Financial Global Funding
4.63% 08/18/2030(b)	38,000	37,258
4.95% 05/21/2031(b)	657,000	648,213
Lincoln National Corp., 6.80%, 07/15/2056(c)(e)	907,000	896,963
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	3,179,000	2,842,026
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	608,000	599,780
MetLife, Inc., Series G, 6.35%, 03/15/2055(e)	6,000	6,090
Nippon Life Insurance Co. (Japan)
5.95% 04/16/2054(b)(e)	179,000	179,297
6.50% 04/30/2055(b)(c)(e)	258,000	265,974
Northwestern Mutual Global Funding, 4.74%, 06/30/2031(b)(c)	905,000	895,520
	Principal Amount	Value
Life & Health Insurance-(continued)
Northwestern Mutual Life Insurance Co. (The), 6.05%, 06/30/2056(b)	$584,000	$570,032
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	209,000	205,564
Principal Financial Group, Inc., 5.30%, 01/15/2037	524,000	508,431
Protective Life Corp.
4.70% 01/15/2031(b)	189,600	185,413
5.35% 12/15/2035(b)	29,600	28,527
Protective Life Global Funding, 4.83%, 04/14/2031(b)(c)	1,009,000	997,790
Prudential Financial, Inc., 5.20%, 03/14/2035	12,000	11,841
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	150,000	145,087
		35,381,927
Life Sciences Tools & Services-0.03%
Thermo Fisher Scientific, Inc.
4.22% 02/12/2031	598,000	582,087
4.55% 06/15/2033	77,000	74,555
4.90% 02/12/2036	77,000	74,474
		731,116
Managed Health Care-0.00%
UnitedHealth Group, Inc.
5.25% 02/15/2028	2,000	2,023
5.30% 02/15/2030	2,000	2,031
5.35% 02/15/2033	1,000	1,011
5.63% 07/15/2054	1,000	932
5.75% 07/15/2064	1,000	926
		6,923
Marine Transportation-0.12%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	1,000	1,028
Carrix, Inc., 6.13%, 08/01/2033(b)	1,707,000	1,703,383
NCL Corp. Ltd.
5.88% 01/15/2031(b)	791,000	756,458
6.25% 09/15/2033(b)(c)	446,000	424,191
		2,885,060
Metal, Glass & Plastic Containers-0.04%
Smurfit Kappa Treasury Unlimited Co. (Ireland)
5.20% 01/15/2030	700,000	705,070
5.44% 04/03/2034	155,000	154,696
		859,766
Movies & Entertainment-0.00%
Netflix, Inc., 5.40%, 08/15/2054	1,000	918
Multi-Family Residential REITs-0.00%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	1,000	1,009
Essex Portfolio L.P., 5.50%, 04/01/2034	1,000	1,001
		2,010
Multi-line Insurance-0.04%
AEGON Funding Co. LLC, 5.63%, 05/07/2036	256,000	249,393
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Multi-line Insurance-(continued)
Allianz SE (Germany), 6.50%(b)(e)(f)	$400,000	$397,094
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	210,000	209,018
		855,505
Multi-Utilities-0.54%
Black Hills Corp., 6.15%, 05/15/2034	1,000	1,035
CenterPoint Energy, Inc.
5.95% 04/01/2056(c)(e)	206,000	204,629
Conv., 3.00% 08/01/2028(b)	3,272,000	3,413,514
Series E, 6.40% 08/15/2058(e)	4,546,000	4,545,173
Dominion Energy, Inc.
5.35% 06/15/2036	540,000	525,514
6.00% 02/15/2056(c)(e)	240,000	237,714
6.20% 02/15/2056(e)	20,000	19,698
DTE Energy Co.
4.95% 07/01/2027	3,000	3,012
5.85% 06/01/2034	1,000	1,027
Series C, 6.20% 07/01/2058(c)(e)	1,899,000	1,892,608
ENGIE S.A. (France)
5.25% 04/10/2029(b)	566,000	572,094
5.63% 04/10/2034(b)(c)	275,000	279,940
5.88% 04/10/2054(b)	106,000	101,951
NiSource, Inc.
5.25% 03/30/2028	3,000	3,027
4.75% 05/18/2031(c)	307,000	303,556
5.30% 05/18/2036	152,000	148,781
Sempra
5.25% 03/15/2036(c)	448,000	432,511
6.88% 10/01/2054(e)	4,000	4,063
6.38% 04/01/2056(e)	132,000	132,917
WEC Energy Group, Inc.
5.15% 10/01/2027	4,000	4,025
4.75% 01/15/2028	390,000	391,018
		13,217,807
Office REITs-0.09%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	1,857,000	1,824,503
COPT Defense Properties L.P., 4.50%, 10/15/2030	31,000	30,303
Cousins Properties L.P.
5.38% 02/15/2032	2,000	2,008
4.88% 03/01/2033	151,000	144,791
5.88% 10/01/2034	3,000	3,024
Piedmont Operating Partnership L.P.
6.88% 07/15/2029	4,000	4,165
5.63% 01/15/2033	113,000	111,100
		2,119,894
Oil & Gas Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05% 03/11/2029	676,000	664,568
4.35% 06/15/2031	1,350,000	1,311,602
Bristow Group, Inc., 6.75%, 02/01/2033(b)	1,075,000	1,076,948
		3,053,118
	Principal Amount	Value
Oil & Gas Exploration & Production-0.09%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	$161,000	$167,115
Diamondback Energy, Inc.
5.20% 04/18/2027	3,000	3,014
5.15% 01/30/2030	4,000	4,031
EOG Resources, Inc., 4.40%, 07/15/2028	22,000	21,957
Expand Energy Corp., 5.38%, 03/15/2030	2,000	2,006
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.88% 05/15/2034(b)	47,000	46,066
7.25% 02/15/2035(b)	85,000	84,370
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,232,674
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	519,000	529,888
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	12,000	12,240
		2,103,361
Oil & Gas Refining & Marketing-0.11%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	929,000	933,701
Sunoco L.P.
5.63% 03/15/2031(b)	469,000	463,177
5.88% 03/15/2034(b)	695,000	680,677
7.88% (b)(e)(f)	674,000	691,327
		2,768,882
Oil & Gas Storage & Transportation-1.24%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.
6.63% 02/01/2032(b)	301,000	306,543
5.75% 10/15/2033(b)	1,246,000	1,224,605
Cheniere Energy Partners L.P.
5.35% 11/30/2036(b)	697,000	678,345
6.05% 11/30/2056(b)(c)	391,000	375,701
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	158,000	152,894
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031(b)	1,000	991
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	1,000	916
Enbridge, Inc. (Canada)
5.70% 03/08/2033	1,000	1,020
5.45% 03/27/2036	391,000	387,056
7.63% 01/15/2083(e)	1,000	1,077
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Energy Transfer L.P.
6.05% 12/01/2026	$3,000	$3,013
5.50% 06/01/2027	3,000	3,018
6.10% 12/01/2028	2,000	2,057
6.40% 12/01/2030	3,000	3,149
4.55% 01/15/2031	202,000	197,819
5.35% 01/15/2036	37,000	36,167
8.00% 05/15/2054(e)	798,000	837,960
7.13% 10/01/2054(c)(e)	3,021,000	3,087,027
6.30% 01/15/2056	8,000	7,708
6.50% 02/15/2056(e)	2,231,000	2,232,464
6.55% 01/15/2057(c)(e)	3,779,000	3,732,664
6.70% 01/15/2057(e)	3,823,000	3,768,315
Series H, 6.50% (e)(f)	3,000,000	3,000,839
Enterprise Products Operating LLC
4.30% 06/20/2028	194,000	193,096
4.60% 01/15/2031(c)	173,600	171,760
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
5.85% 02/23/2036(b)	2,835,000	2,818,707
6.51% 02/23/2042(b)	970,000	986,626
6.10% 08/23/2042(b)	908,000	896,266
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	12,000	11,949
Kinder Morgan, Inc.
7.80% 08/01/2031	2,000	2,244
4.80% 02/01/2033	1,000	975
MPLX L.P.
4.80% 02/15/2031	130,000	128,370
5.00% 01/15/2033	40,000	39,187
5.40% 09/15/2035	14,000	13,728
4.95% 03/14/2052	1,000	812
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	149,000	155,006
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	53,000	53,465
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(e)	753,000	783,628
South Bow USA Infrastructure Holdings LLC (Canada)
4.91% 09/01/2027	18,000	18,033
5.03% 10/01/2029	19,000	18,947
5.58% 10/01/2034	1,000	983
6.18% 10/01/2054	2,000	1,838
Southern Co. Gas Capital Corp.
5.75% 09/15/2033	1,000	1,026
Series A, 4.05% 09/15/2028	22,000	21,743
Series B, 5.10% 09/15/2035	6,600	6,393
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	293,000	300,108
TransCanada Pipelines Ltd. (Canada)
6.13% 10/17/2056(c)(e)	484,000	483,886
6.38% 10/17/2056(c)(e)	116,000	116,410
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/2036(b)	551,000	544,834
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Venture Global LNG, Inc.
9.50% 02/01/2029(b)	$210,000	$224,882
9.88% 02/01/2032(b)	68,000	72,430
6.38% 12/15/2034(b)	612,033	596,425
6.63% 06/15/2036(b)	509,667	499,801
Venture Global Plaquemines LNG LLC
7.50% 05/01/2033(b)	184,000	199,738
6.50% 01/15/2034(b)	163,000	168,272
7.75% 05/01/2035(b)	331,000	367,037
6.75% 01/15/2036(b)	98,000	102,628
Western Midstream Operating L.P.
4.80% 03/01/2031	289,700	284,323
6.15% 04/01/2033	1,000	1,029
5.45% 11/15/2034	1,000	981
5.50% 12/15/2035	24,600	23,954
5.30% 03/01/2048	1,000	838
Williams Cos., Inc. (The)
5.30% 08/15/2028	2,000	2,022
4.80% 11/15/2029	4,000	3,996
5.80% 11/15/2054	1,000	928
6.00% 03/15/2055	3,000	2,864
		30,363,516
Other Specialty Retail-0.00%
Tractor Supply Co., 5.25%, 05/15/2033(c)	1,000	993
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	8,000	7,875
		8,868
Packaged Foods & Meats-0.15%
Campbell’s Co. (The)
5.20% 03/21/2029	2,000	2,010
5.40% 03/21/2034	1,000	967
Conagra Brands, Inc., 5.40%, 08/01/2031	608,000	607,641
General Mills, Inc., 5.50%, 10/17/2028	3,000	3,053
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.25% 03/01/2056	9,000	8,434
6.38% 04/15/2066	1,000	934
Mars, Inc.
4.60% 03/01/2028(b)	58,000	58,040
4.80% 03/01/2030(b)	17,000	16,946
5.00% 03/01/2032(b)	18,000	17,948
5.20% 03/01/2035(b)	11,000	10,852
McCormick & Co., Inc., 4.15%, 02/15/2029	172,000	169,420
Minerva Luxembourg S.A. (Brazil), 7.50%, 04/22/2036(b)	2,915,000	2,779,307
Post Holdings, Inc., 6.25%, 10/15/2034(b)	47,000	45,732
		3,721,284
Paper & Plastic Packaging Products & Materials-0.01%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)(c)	309,000	314,129
Paper Products-0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	47,000	46,033
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Passenger Airlines-0.41%
American Airlines Pass-Through Trust
Series 2021-1, Class B, 3.95% 07/11/2030	$11,520	$10,962
Series A, 4.90% 05/11/2038	96,000	92,173
Series A, 5.25% 11/10/2038	2,402,000	2,336,512
Series A, 5.70% 02/20/2039	1,848,000	1,844,931
Series B, 5.65% 11/11/2034	65,000	63,623
Series B, 5.75% 05/10/2035	338,000	332,855
Series B, 6.30% 08/20/2035	3,846,000	3,846,394
AS Mileage Plan IP Ltd., 5.02%, 10/20/2029(b)	4,000	3,943
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	3,062	2,782
Delta Air Lines, Inc.
4.95% 07/10/2028	55,000	55,087
5.25% 07/10/2030	58,000	58,342
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	5,218	5,211
Southwest Airlines Co., 4.38%, 11/15/2028	435,000	430,066
United Airlines Holdings, Inc., 4.88%, 03/01/2029	1,042,000	1,028,651
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88% 10/15/2027	1,187	1,199
Series 24-A, 5.88% 02/15/2037	2,819	2,799
Series AA, 5.45% 02/15/2037	2,819	2,833
		10,118,363
Passenger Ground Transportation-0.01%
Uber Technologies, Inc.
4.30% 01/15/2030	22,000	21,587
4.15% 01/15/2031	110,800	106,924
4.80% 09/15/2035	1,000	948
		129,459
Personal Care Products-0.00%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031(b)	2,000	1,964
Pharmaceuticals-0.92%
AstraZeneca Finance LLC (United Kingdom)
4.85% 02/26/2029	4,000	4,026
4.90% 02/26/2031	3,000	3,012
Bayer US Finance LLC (Germany)
5.13% 07/20/2031(b)	2,107,000	2,089,249
5.38% 07/20/2033(b)(c)	821,000	811,317
5.63% 07/20/2036(b)	2,487,000	2,443,327
6.25% 07/20/2046(b)	2,962,000	2,845,666
6.38% 07/20/2056(b)	3,433,000	3,321,379
Bristol-Myers Squibb Co., 5.75%, 02/01/2031	3,000	3,109
Eli Lilly and Co.
3.99% (SOFR + 0.35%), 05/20/2028(d)	2,527,000	2,532,340
5.55% 10/15/2055	1,800	1,705
5.20% 08/14/2064	1,000	876
	Principal Amount	Value
Pharmaceuticals-(continued)
EMD Finance LLC (Germany)
4.13% 08/15/2028(b)	$502,000	$496,484
4.38% 10/15/2030(b)	895,000	875,750
4.63% 10/15/2032(b)	341,000	330,541
Merck & Co., Inc.
4.23% (SOFR + 0.57%), 03/15/2029(d)	326,000	327,103
4.30% 05/17/2030	2,000	1,972
4.15% 03/15/2031(c)	663,000	645,071
4.65% 05/22/2031	958,000	951,753
4.45% 12/04/2032	63,000	61,321
4.95% 05/22/2033(c)	441,000	438,222
4.75% 12/04/2035	46,000	44,188
5.20% 05/22/2036	456,000	452,863
5.75% 05/22/2046	591,000	575,719
5.85% 05/22/2056	227,000	221,562
5.70% 12/04/2065	3,000	2,819
Novartis Capital Corp.
4.40% 03/18/2031(c)	407,000	400,227
4.60% 03/18/2033	220,000	214,786
4.20% 09/18/2034	5,000	4,724
4.90% 03/18/2036	149,000	144,843
5.60% 03/18/2046(c)	115,000	111,426
4.70% 09/18/2054	3,000	2,510
Pfizer, Inc.
4.20% 11/15/2030	279,000	272,864
4.50% 11/15/2032	158,000	153,891
5.60% 11/15/2055	4,000	3,795
5.70% 11/15/2065	5,000	4,664
Takeda U.S. Financing, Inc.
5.20% 07/07/2035	266,000	260,751
5.90% 07/07/2055	225,000	217,304
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 6.00%, 12/01/2032	1,046,000	1,066,062
Zoetis, Inc., 4.15%, 08/17/2028	84,000	83,316
		22,422,537
Property & Casualty Insurance-0.04%
American International Group, Inc., 4.85%, 05/07/2030	10,000	9,992
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/2034(b)	405,000	369,314
Chubb INA Holdings LLC, 5.30%, 05/20/2036	258,000	255,544
CNA Financial Corp., 5.20%, 08/15/2035	15,000	14,483
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	1,000	937
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	7,000	6,896
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(e)	366,000	351,672
		1,008,838
Rail Transportation-0.03%
Canadian Pacific Railway Co. (Canada)
4.00% 03/15/2029	346,000	339,827
5.20% 03/30/2035	1,000	993
TTX Co., 5.05%, 11/15/2034(b)	344,000	338,782
		679,602
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Real Estate Development-0.02%
Essential Properties L.P.
5.40% 12/01/2035	$1,200	$1,168
5.38% 07/15/2036(c)	312,000	302,421
Prologis Targeted U.S. Logistics Fund L.P.
4.25% 01/15/2031(b)	101,000	97,538
4.75% 01/15/2036(b)	16,000	14,991
		416,118
Regional Banks-0.48%
Citizens Financial Group, Inc.
5.30% 01/29/2036(e)	71,500	70,023
5.64% 05/21/2037(e)	1,000	992
CoBank ACB, Series N, 6.75%(e)(f)	935,000	940,789
Huntington Bancshares, Inc.
4.62% 01/28/2032(c)(e)	444,000	432,094
5.61% 01/28/2041(e)	51,000	48,909
M&T Bank Corp., 5.30%, 04/18/2036(e)	1,187,000	1,166,334
Pinnacle Financial Partners, Inc.
6.17% 11/01/2030(e)	4,000	4,071
5.60% 05/19/2032(c)(e)	357,000	354,042
Regions Financial Corp., 5.72%, 06/06/2030(e)	4,000	4,083
Santander Holdings USA, Inc.
5.04% 06/05/2030(e)	935,000	930,549
5.22% 06/05/2032(e)	948,000	935,828
5.70% 06/05/2037(e)	629,000	613,338
Truist Financial Corp., 4.60%, 01/27/2032(e)	191,000	186,516
Zions Bancorp. N.A.
5.24% 10/01/2029(e)	3,663,000	3,664,917
6.82% 11/19/2035(e)	288,000	298,777
Zions Bancorporation N.A.
4.70% 08/18/2028(e)	1,032,000	1,028,754
4.48% 02/09/2029(e)	950,000	942,744
		11,622,760
Reinsurance-0.27%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(b)(e)	2,244,000	2,246,270
Enstar Group Ltd., 6.69%, 07/15/2037(b)(e)	985,000	962,559
Fortitude Global Funding, 4.63%, 10/06/2028(b)	209,000	206,770
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(e)	44,000	42,957
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	2,915,000	2,938,844
RGA Global Funding, 5.00%, 08/25/2032(b)	98,000	95,931
		6,493,331
Renewable Electricity-0.19%
Idaho Power Co., 5.20%, 08/15/2034	2,000	1,993
Puget Energy, Inc.
7.00% 09/15/2056(e)	1,856,000	1,862,102
7.25% 09/15/2056(e)	1,099,000	1,103,119
	Principal Amount	Value
Renewable Electricity-(continued)
Southern Power Co.
4.80% 06/15/2031	$1,595,000	$1,578,258
Series A, 4.25% 10/01/2030(c)	89,000	86,749
Series B, 4.90% 10/01/2035	10,000	9,513
		4,641,734
Research & Consulting Services-0.08%
Mobility Global, Inc.
5.05% 06/15/2029(b)	384,000	382,594
5.45% 06/15/2031(b)	879,000	879,440
6.05% 06/15/2036(b)	360,000	354,881
Verisk Analytics, Inc., 4.45%, 03/15/2031	224,000	217,753
		1,834,668
Restaurants-0.04%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	179,000	178,774
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	464,000	480,350
McDonald’s Corp.
4.80% 08/14/2028	4,000	4,018
4.60% 05/15/2030	20,000	19,934
4.40% 02/12/2031	258,000	254,177
4.95% 08/14/2033	2,000	1,993
4.95% 03/03/2035	6,000	5,850
5.00% 02/13/2036	24,000	23,492
		968,588
Retail REITs-0.06%
Brixmor Operating Partnership L.P., 4.85%, 02/15/2033	17,000	16,521
Kimco Realty OP LLC, 5.30%, 02/01/2036	8,000	7,943
Kite Realty Group L.P.
5.50% 03/01/2034	1,000	1,000
Conv., 3.25% 04/15/2032(b)	1,232,000	1,230,768
NNN REIT, Inc., 5.60%, 10/15/2033	1,000	1,011
Realty Income Corp.
2.20% 06/15/2028	2,000	1,915
4.50% 02/01/2033	73,000	70,106
5.13% 04/15/2035	1,000	977
Regency Centers L.P.
5.00% 07/15/2032	9,000	8,958
4.50% 03/15/2033	83,000	79,702
5.25% 01/15/2034	1,000	994
Simon Property Group L.P., 4.75%, 09/26/2034	9,000	8,620
		1,428,515
Security & Alarm Services-0.05%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	1,225,000	1,218,124
Self-Storage REITs-0.06%
Americold Realty Operating Partnership L.P.
5.60% 05/15/2032	13,000	12,914
5.41% 09/12/2034	3,000	2,879
Extra Space Storage L.P.
5.70% 04/01/2028	2,000	2,029
4.95% 01/15/2033(c)	179,000	175,022
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Self-Storage REITs-(continued)
Goodman US Finance Eight LLC (Australia), 5.88%, 04/28/2046(b)	$172,000	$162,602
Goodman US Finance Seven LLC (Australia), 5.25%, 04/28/2036(b)	114,000	109,743
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	1,000	967
Prologis L.P.
4.88% 06/15/2028	3,000	3,020
4.75% 01/15/2031	44,000	43,840
4.25% 06/15/2031	1,000,000	971,723
5.13% 01/15/2034	1,000	990
5.00% 01/31/2035	1,000	973
5.25% 03/15/2054(c)	1,000	900
Public Storage Operating Co.
5.00% 12/15/2035	99,000	96,267
5.35% 08/01/2053	1,000	908
		1,584,777
Semiconductors-0.73%
Broadcom, Inc.
5.15% 11/15/2031	11,000	10,972
5.20% 07/15/2035	6,000	5,764
4.80% 02/15/2036	10,000	9,249
Foundry JV Holdco LLC
5.90% 01/25/2030(b)	813,000	831,162
5.50% 01/25/2031(b)	763,000	770,087
6.15% 01/25/2032(b)	425,000	439,152
5.90% 01/25/2033(b)	374,000	381,199
5.88% 01/25/2034(b)	255,000	253,401
6.25% 01/25/2035(b)	299,000	307,617
6.10% 01/25/2036(b)	229,000	234,339
6.20% 01/25/2037(b)	289,000	295,895
6.40% 01/25/2038(b)	283,000	292,611
6.30% 01/25/2039(b)	219,000	224,669
Intel Corp.
5.30% 05/15/2036	183,000	176,782
6.13% 05/15/2056	327,000	307,094
ON Semiconductor Corp., Conv., 0.00%, 05/01/2031(b)(i)	693,000	646,223
SK hynix, Inc. (South Korea)
4.25% 09/11/2028(b)	5,344,000	5,291,443
4.38% 09/11/2030(b)	7,609,000	7,447,714
		17,925,373
Single-Family Residential REITs-0.00%
American Homes 4 Rent L.P.
2.38% 07/15/2031	2,000	1,755
5.50% 07/15/2034	3,000	2,982
5.25% 03/15/2035	1,000	978
		5,715
Soft Drinks & Non-alcoholic Beverages-0.01%
Coca-Cola Co. (The), 5.40%, 05/13/2064	1,000	915
PepsiCo, Inc.
4.10% 01/15/2029	140,000	138,751
4.60% 02/07/2030	28,000	28,017
5.00% 02/07/2035	1,000	989
5.00% 07/23/2035	17,000	16,792
		185,464
	Principal Amount	Value
Sovereign Debt-2.04%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	$881,000	$976,078
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	1,611,000	1,551,188
Colombia Government International Bond (Colombia), 5.38%, 01/21/2029	4,354,000	4,338,108
Dominican Republic International Bond (Dominican Republic)
5.75% 03/17/2034(b)	1,880,000	1,820,780
6.15% 05/17/2038(b)	1,537,000	1,476,289
Egypt Government International Bond (Egypt), 7.63%, 05/20/2034(b)	1,445,000	1,429,377
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	681,000	688,484
Guatemala Government Bond (Guatemala)
6.05% 08/06/2031(b)	3,287,000	3,334,662
6.88% 08/15/2055(b)(c)	582,000	609,791
Israel Government International Bond (Israel), 5.00%, 01/13/2036	100,500	96,554
Korea National Oil Corp. (South Korea)
4.50% 03/30/2029(b)	3,945,000	3,925,113
4.63% 03/30/2031(b)	2,878,000	2,847,229
Kuwait International Government Bond (Kuwait), 4.14%, 10/09/2030(b)(c)	1,845,000	1,780,398
Mexico Government International Bond (Mexico)
4.75% 03/22/2031	3,992,000	3,878,627
5.38% 03/22/2033	738,000	712,760
6.25% 08/27/2037	1,817,000	1,771,126
Panama Government International Bond (Panama), 5.23%, 02/23/2034	7,000,000	6,760,250
Romanian Government International Bond (Romania)
6.63% 02/17/2028(b)	1,832,000	1,867,909
5.88% 01/30/2029(b)	3,084,000	3,110,202
Trinidad & Tobago Government International Bond (Trinidad)
6.40% 06/26/2034(b)	232,000	234,784
6.20% 07/16/2038(b)	2,967,000	2,904,693
Turkiye Government International Bond (Turkey), 6.38%, 05/22/2031	3,884,000	3,822,038
		49,936,440
Specialized Consumer Services-0.04%
Rentokil Terminix Funding LLC
5.00% 04/28/2030(b)	619,000	617,018
5.63% 04/28/2035(b)	376,000	371,057
		988,075
Specialized Finance-0.07%
HA Sustainable Infrastructure Capital, Inc., 5.95%, 07/15/2033(b)	1,735,000	1,715,448
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Specialty Chemicals-0.04%
Sherwin-Williams Co. (The)
4.30% 08/15/2028	$231,000	$229,375
4.50% 08/15/2030	71,000	69,888
5.15% 08/15/2035	8,000	7,876
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC (Jersey), 6.13%, 07/15/2033(b)	762,000	758,547
		1,065,686
Steel-0.11%
Cleveland-Cliffs, Inc.
6.88% 11/01/2029(b)	502,000	507,688
7.63% 01/15/2034(b)(c)	706,000	714,948
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	1,381,000	1,382,485
		2,605,121
Systems Software-0.21%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	766,000	728,337
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/2033(b)	539,000	558,923
Oracle Corp.
4.55% 02/04/2029	581,000	566,550
4.79% (SOFR + 1.11%), 02/04/2029(d)	426,000	422,402
4.45% 09/26/2030(c)	137,900	130,204
4.95% 02/04/2031(c)	703,000	671,678
6.25% 11/09/2032	1,000	993
5.35% 05/04/2033(c)	205,000	192,749
4.70% 09/27/2034	1,000	878
5.20% 09/26/2035	9,000	8,081
5.70% 02/04/2036	29,000	26,867
5.88% 09/26/2045	5,000	4,106
6.00% 08/03/2055	1,000	803
5.95% 09/26/2055	2,000	1,590
6.70% 02/04/2056	34,000	30,011
6.13% 08/03/2065	1,000	791
6.85% 02/04/2066	28,400	25,013
ServiceNow, Inc.
4.25% 05/15/2028	1,051,000	1,045,703
5.05% 05/15/2033(c)	473,000	466,582
5.40% 05/15/2036	319,000	311,701
		5,193,962
Technology Hardware, Storage & Peripherals-0.00%
Hewlett Packard Enterprise Co.
5.00% 10/15/2034	3,000	2,875
5.60% 10/15/2054	2,000	1,742
		4,617
Telecom Tower REITs-0.04%
SBA Communications Corp., 3.88%, 02/15/2027	940,000	934,490
Tobacco-0.03%
B.A.T. Capital Corp. (United Kingdom)
5.83% 02/20/2031	4,000	4,127
4.63% 03/22/2033	39,000	37,612
7.08% 08/02/2043	1,000	1,078
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
4.75% 02/12/2027	$4,000	$4,011
4.38% 11/01/2027	17,000	16,977
4.88% 02/15/2028	2,000	2,009
4.13% 04/28/2028	4,000	3,972
5.25% 09/07/2028	3,000	3,036
3.88% 10/27/2028	156,000	153,614
4.88% 02/13/2029	4,000	4,019
4.63% 11/01/2029	19,000	18,947
4.38% 04/30/2030	28,000	27,518
4.00% 10/29/2030	105,000	101,465
5.13% 02/13/2031	2,000	2,017
4.75% 11/01/2031	8,000	7,943
5.75% 11/17/2032	1,000	1,035
5.25% 02/13/2034	1,000	1,002
4.90% 11/01/2034	8,000	7,816
4.88% 04/30/2035	2,000	1,932
4.63% 10/29/2035	10,000	9,448
4.88% 04/29/2036(c)	348,000	333,412
		742,990
Trading Companies & Distributors-0.16%
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	120,000	116,910
Mitsubishi Corp. (Japan)
5.00% 07/02/2029(b)	548,000	551,916
5.13% 07/17/2034(b)	245,000	242,968
Sumisho Air Lease Corp.
4.40% 03/24/2028(b)	1,287,000	1,278,994
4.50% 03/24/2029(b)(c)	991,000	979,360
Series B, 8.26% (e)(f)	619,000	623,485
		3,793,633
Transaction & Payment Processing Services-0.00%
Mastercard, Inc., 4.85%, 03/09/2033	1,000	993
Water Utilities-0.00%
American Water Capital Corp., 5.70%, 09/01/2055	2,000	1,893
Wireless Telecommunication Services-0.26%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)(c)	800,000	781,220
Beacon Point DC LLC, 6.13%, 11/30/2042(b)	1,349,000	1,295,229
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	2,976,000	2,862,325
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	1,549,000	1,460,473
T-Mobile USA, Inc.
4.95% 11/15/2035	17,000	16,118
6.00% 06/15/2054	1,000	926
5.88% 11/15/2055	1,000	908
5.70% 01/15/2056	9,000	7,947
		6,425,146
Total U.S. Dollar Denominated Bonds & Notes (Cost $858,550,793)		849,064,388
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities-27.84%
Collateralized Mortgage Obligations-3.60%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(j)	$859,903	$735,512
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series K558, Class A2, 4.13%, 03/25/2031(j)	24,750,000	24,185,628
Series K562, Class A2, 3.97%, 04/25/2031(j)	13,900,000	13,468,822
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	247,142
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	981,383
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	986,197
Series 2018-K154, Class A3, 3.46%, 11/25/2032(j)	1,000,000	930,257
Series K156, Class A2, 4.43%, 02/25/2033(j)	6,000,000	5,869,055
Series K-161, Class A2, 4.90%, 10/25/2033(j)	10,000,000	10,014,518
Series K-162, Class A2, 5.15%, 12/25/2033(j)	15,000,000	15,242,955
Series K-164, Class A2, 5.00%, 05/25/2034	10,000,000	10,063,736
Series K512, Class A2, 5.00%, 11/25/2028	4,259,922	4,289,658
Freddie Mac STRIPS, 0.00%, 09/15/2030(i)	350,000	290,624
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056	225,348	199,904
Series 2017-4, Class HT, 3.25%, 06/25/2057	326,594	293,719
		87,799,110
Federal Home Loan Mortgage Corp. (FHLMC)-1.87%
0.00%, 12/14/2029(i)	150,000	129,589
3.55%, 10/01/2033	440,787	409,911
3.00%, 10/01/2034	136,793	130,166
4.50%, 04/01/2035 to 04/01/2035	25,562,141	24,859,523
4.00%, 11/01/2048 to 07/01/2049	202,014	187,343
3.50%, 08/01/2049	1,291,214	1,163,637
6.00%, 06/01/2053 to 08/01/2054	13,280,722	13,586,110
5.50%, 07/01/2053	5,267,752	5,270,710
		45,736,989
Federal National Mortgage Association (FNMA)-1.92%
2.82%, 10/01/2029	456,345	433,740
2.90%, 11/01/2029	466,330	442,421
3.93%, 12/01/2030	10,000,000	9,705,835
4.36%, 04/01/2031	14,500,000	14,279,506
3.08%, 10/01/2032	727,466	666,023
3.31%, 01/01/2033	939,081	867,159
2.50%, 10/01/2034 to 12/01/2034	1,422,781	1,332,504
4.69%, 04/01/2035	4,500,000	4,423,017
4.68%, 09/01/2035	6,140,000	6,015,670
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
3.50%, 05/01/2047 to 06/01/2047	$1,264,611	$1,148,404
4.00%, 11/01/2047	57,528	53,702
3.00%, 09/01/2049 to 10/01/2049	2,316,346	2,024,862
5.50%, 09/01/2053	5,399,847	5,402,880
		46,795,723
Government National Mortgage Association (GNMA)-8.50%
4.00%, 07/20/2049	32,248	29,773
TBA, 2.00%, 08/01/2056(k)	64,306,634	51,505,595
TBA, 2.50%, 08/01/2056(k)	107,512,321	89,754,808
TBA, 3.00%, 08/01/2056(k)	27,670,000	23,996,151
TBA, 4.50%, 08/01/2056(k)	3,906,070	3,661,781
TBA, 5.00%, 08/01/2056(k)	14,603,000	14,131,418
TBA, 5.50%, 08/01/2056(k)	13,902,317	13,812,521
TBA, 6.00%, 08/01/2056(k)	10,552,000	10,725,743
		207,617,790
Uniform Mortgage-Backed Securities-11.95%
TBA, 1.50%, 08/01/2041(k)	9,520,000	8,403,827
TBA, 2.00%, 08/01/2041 to 08/01/2056(k)	29,310,914	23,638,117
TBA, 4.50%, 08/01/2041 to 08/01/2056(k)	26,572,014	25,338,422
TBA, 5.00%, 08/01/2041 to 08/01/2056(k)	42,842,860	41,652,535
TBA, 2.50%, 08/01/2056(k)	13,634,860	11,118,652
TBA, 3.00%, 08/01/2056(k)	53,512,549	45,629,884
TBA, 3.50%, 08/01/2056(k)	39,160,382	34,744,131
TBA, 4.00%, 08/01/2056(k)	33,081,694	30,204,621
TBA, 5.50%, 08/01/2056(k)	36,797,376	36,420,626
TBA, 6.00%, 08/01/2056(k)	18,296,340	18,500,673
TBA, 6.50%, 08/01/2056(k)	15,700,000	16,187,554
		291,839,042
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $690,627,622)		679,788,654

Asset-Backed Securities-24.16%
AGL CLO 17 Ltd. (Cayman Islands), Series 2022-17A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	4,125,000	4,127,347
ALA Trust, Series 2025-OANA, Class B, 5.52% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	4,039,000	4,060,229
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,427,080
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	21,195	20,836
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	110,713	106,131
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	89,797	87,202
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	759,398	655,325
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	1,905,633	1,763,369
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	503,398	502,975
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	$2,151,920	$2,146,385
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	2,276,847	2,279,811
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	5,859,446	5,845,424
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)	792,666	793,413
Series 2025-HB1, Class A1, 5.42% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(d)	554,612	558,395
Auxilior Term Funding, Series 2026- 1A, Class A3, 4.99%, 08/15/2036(b)	1,098,000	1,098,928
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	723,958
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,769,144
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	2,024,000	1,992,811
Series 2025-3A, Class B, 4.46%, 02/20/2030(b)	1,054,000	1,035,679
Series 2025-3A, Class C, 4.95%, 02/20/2030(b)	433,700	427,756
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	4,525,000	4,411,674
Series 2025-4A, Class B, 4.77%, 02/20/2032(b)	1,972,000	1,915,819
Series 2025-4A, Class C, 5.26%, 02/20/2032(b)	862,000	844,751
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2019-1A, Class AR3, 4.71% (3 mo. Term SOFR + 0.98%), 04/19/2034(b)(d)	16,965,036	16,973,264
Series 2021-1A, Class AR, 4.67% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	2,167,557	2,168,194
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,020,000	1,026,153
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	1,416,737	1,190,257
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	1,416,737	1,140,809
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	1,201,984	1,062,310
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	1,527,108	1,285,880
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	1,863,416	1,506,305
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.12% (1 mo. Term SOFR + 0.39%), 11/25/2036(d)	38,105	37,788
Benchmark Mortgage Trust, Series 2026-V20, Class AM, 5.44%, 02/15/2059	2,030,000	2,028,935
	Principal Amount	Value

Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Series 2021-25A, Class A1R, 4.75% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	$5,715,000	$5,717,766
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1, 5.06%, 02/25/2066(b)(j)	2,838,718	2,807,403
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.73% (3 mo. Term SOFR + 1.00%), 04/18/2035(b)(d)	7,416,000	7,419,819
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	23,074	22,920
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(j)	75,773	75,273
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class ARR, 4.80% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(d)	3,826,000	3,826,673
BX Commercial Mortgage Trust
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(j)	3,115,000	3,017,388
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(j)	1,995,000	1,949,645
Series 2026-CSMO, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(d)	12,680,000	12,732,536
BX Trust
Series 2025-VLT6, Class B, 5.57% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(d)	4,375,000	4,365,676
Series 2026-OPTM, Class A, 4.88% (1 mo. Term SOFR + 1.20%), 03/15/2039(b)(d)	4,285,000	4,277,221
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2016- 1A, Class A1R3, 4.82% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(d)	2,257,062	2,260,569
Carlyle US CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1R, 4.73% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(d)	3,304,380	3,307,265
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	1,934,455	1,940,703
Carvana Auto Receivables Trust, Series 2026-P1, Class A3, 4.26%, 02/10/2031	10,050,000	9,990,749
Cedar Funding VI CLO Ltd. (Cayman Islands), Series 2016-6A, Class AR3, 4.82% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(d)	7,011,000	7,020,297
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	3,602,597	3,607,860
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 5.35% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(d)	3,351,000	3,353,483
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	$60,476	$53,913
CIFC Funding Ltd. (Cayman Islands)
Series 2022-2A, Class A1R, 4.70% (3 mo. Term SOFR + 0.97%), 04/19/2035(b)(d)	2,000,000	1,999,632
Series 2022-3A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(d)	3,736,000	3,738,167
Citigroup Mortgage Loan Trust
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	1,438,272	1,160,877
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(j)	1,511,995	1,511,636
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	1,926,929	1,931,414
Clover CLO LLC, Series 2021-3A, Class AR, 4.88% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(d)	6,000,000	6,005,544
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	976,277	911,591
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	1,120,476	1,056,198
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	2,068,603	2,071,259
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	262,448	233,219
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	172,233	153,485
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(j)	1,155,260	1,123,079
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(b)(j)	1,160,000	1,066,265
Cross Mortgage Trust
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(j)	5,488,091	5,505,050
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(j)	2,632,209	2,605,633
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(b)(j)	2,128,738	2,121,322
Series 2026-NQM7, Class A1, 5.46%, 06/25/2071(b)(j)	3,934,473	3,925,063
CROSS Mortgage Trust, Series 2026- NQM9, Class A1, 5.73%, 08/25/2071(b)(j)	3,150,000	3,157,436
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,320,345
DB Master Finance LLC
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	1,502,450	1,480,596
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	1,154,200	1,132,984
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	479,860	480,624
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,920,000	1,837,561
	Principal Amount	Value

Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	$3,290,000	$3,245,427
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	2,830,000	2,790,383
Dryden 98 CLO Ltd. (Cayman Islands), Series 2022-98A, Class AR, 4.75% (3 mo. Term SOFR + 1.02%), 04/20/2035(b)(d)	990,000	990,700
Eclipse Aircraft LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(b)	6,810,060	6,777,225
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	48,828	47,651
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	192,295	165,179
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(j)	1,030,617	903,423
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	1,391,624	1,385,668
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(j)	6,730,424	6,736,918
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(j)	10,131,702	10,038,675
Elmwood CLO 15 Ltd., Series 2022- 2A, Class A1R, 4.88% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(d)	2,280,000	2,282,453
Enterprise Fleet Financing LLC
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	381,625	384,338
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	515,000	523,524
Flagstar Mortgage Trust, Series 2021- 11IN, Class A6, 3.70%, 11/25/2051(b)(j)	2,073,607	1,832,778
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	8,059,952	8,063,700
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(j)	84,223	82,679
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(j)	3,966,273	4,053,377
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	2,439,118	2,437,561
Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	3,101,162	3,096,986
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(j)	4,027,693	3,974,488
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/2043(b)(j)	3,005,000	2,941,668
GoldenTree Loan Management US CLO 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 4.88% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	5,223,000	5,228,667
Golub Capital Partners CLO 53(B) Ltd. (Cayman Islands), Series 2021-53A, Class AR, 4.71% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(d)	5,796,000	5,802,393
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Gordon Brothers Equipment Finance LLC, Series 2026-1A, Class A2, 5.15%, 06/20/2034(b)	$2,620,000	$2,624,297
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	3,015,107	2,658,947
Series 2025-HE1, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	1,412,105	1,418,352
Series 2026-NQM3, Class A1, 5.22%, 05/25/2066(b)(j)	6,570,391	6,507,218
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	2,694,000	2,677,710
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	284,255
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	952,490	950,057
Hudson Yards Mortgage Trust, Series 2026-10HY, Class B, 5.33%, 12/10/2039(b)(j)	4,185,000	4,149,541
Invitation Homes Trust, Series 2024- SFR1, Class A, 4.00%, 09/17/2041(b)	4,176,554	4,050,395
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(j)	5,716,000	5,715,144
J.P. Morgan Mortgage Trust
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(j)	3,291,208	3,236,277
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(j)	1,538,521	1,540,977
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(j)	3,091,216	3,087,459
Series 2026-5, Class A4, 5.50%, 12/25/2056(b)(j)	3,012,651	2,999,534
Jimmy John’s Funding LLC, Series 2026-1A, Class A2, 5.69%, 04/30/2056(b)	7,150,000	7,115,192
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	1,817,714	1,526,064
Juniper Valley Park CLO Ltd. (Jersey), Series 2023-1A, Class ARR, 4.81% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(d)	4,090,000	4,091,112
KKR CLO 15 Ltd. (Cayman Islands), Series 15, Class A1R2, 4.83% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(d)	831,431	831,738
Life Mortgage Trust, Series 2021- BMR, Class C, 4.89% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(d)	53,400	52,233
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	3,900,000	3,871,708
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	3,021,970	2,965,032
	Principal Amount	Value

Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	$774,743	$683,737
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	831,789	729,317
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	1,460,000	1,458,796
Metronet Infrastructure Issuer LLC
Series 2025-1A, Class A2, 6.01%, 07/20/2055(h)	2,750,000	2,764,857
Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	1,190,000	1,173,044
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	2,571,439	2,314,128
Series 2026-INVR1, Class A1, 5.39%, 12/25/2059(b)(j)	1,086,026	1,079,241
MILE Trust
Series 2025-STNE, Class A, 5.18% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(d)	4,695,000	4,722,654
Series 2025-STNE, Class B, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	1,425,000	1,436,114
Series 2025-STNE, Class C, 5.78% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	1,200,000	1,205,515
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,482,327
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(j)	6,527,428	6,539,617
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(j)	3,053,348	3,034,090
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	5,057,749	5,050,414
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	71,269	68,684
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	318,929	298,582
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(b)(j)	1,114,248	1,040,999
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	731,865	730,637
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	7,139,203	7,122,103
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(b)(j)	7,295,641	7,233,201
Series 2026-NQM8, Class A1, 5.56%, 08/25/2066(b)(j)	2,635,000	2,635,568
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,310,000	1,296,032
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Oaktree CLO Ltd. (Cayman Islands), Series 2021-2A, Class AR, 4.72% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	$6,445,000	$6,449,144
OBX Trust
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	1,421,530	1,202,540
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	1,240,378	1,107,283
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(b)	1,415,000	1,295,860
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	1,196,949	1,192,691
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(j)	817,372	817,608
Series 2026-HE2, Class A1A, 4.97% (30 Day Average SOFR + 1.35%), 06/25/2056(b)(d)	3,820,148	3,830,429
OWL Rock CLO XXV LLC, Series 2026-25A, Class A, 5.13% (3 mo. Term SOFR + 1.40%), 07/22/2036(b)(d)	5,138,000	5,140,024
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-2A, Class A1, 4.69% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(d)	3,989,838	3,989,762
Pikes Peak CLO 6 (Cayman Islands), Series 2020-6A, Class ARR, 4.59% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	4,742,000	4,741,289
Planet Fitness Master Issuer LLC
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	4,089,750	4,018,267
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	3,291,750	3,219,013
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(j)	1,133,970	1,134,824
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(j)	3,720,440	3,724,394
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	14,070,000	14,071,852
Rate Mortgage Trust
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(j)	1,580,129	1,579,725
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(j)	1,233,193	1,229,698
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(j)	3,807,282	3,792,306
RCKT Mortgage Trust, Series 2025- CES6, Class A1A, 5.47%, 06/25/2055(b)	2,191,790	2,190,989
RR 20 Ltd. (Cayman Islands), Series 2022-20A, Class A1R, 4.74% (3 mo. Term SOFR + 0.99%), 07/15/2037(b)(d)	11,400,000	11,397,412
	Principal Amount	Value

SCG Mortgage Trust
Series 2026-PALM, Class B, 5.13% (1 mo. Term SOFR + 1.50%), 07/15/2043(b)(d)	$930,000	$932,348
Series 2026-PALM, Class C, 5.33% (1 mo. Term SOFR + 1.70%), 07/09/2043(b)(d)	510,000	511,548
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.95%, 03/27/2062(b)(j)	2,002,538	1,870,504
Signal Peak CLO 1 Ltd., Series 2014- 1A, Class AR4, 4.83% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	5,353,881	5,357,961
Signal Peak CLO 4 Ltd. (Cayman Islands), Series 2017-4A, Class AR2, 4.93% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(d)	6,145,000	6,148,896
SoFi Consumer Loan Program
Series 2026-3, Class B, 4.85%, 06/25/2035(b)	2,200,000	2,196,645
Series 2026-3, Class C, 5.09%, 06/25/2035(b)	2,080,000	2,072,925
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	3,413,344	3,396,050
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,751,067	1,635,938
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,789,134	1,533,340
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	426,276	400,728
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	7,241	6,993
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	133,041	129,648
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	1,680,999	1,471,933
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	1,294,445	1,142,726
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	403,427	400,674
Subway Funding LLC
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,509,490	3,514,404
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	2,014,125	2,021,375
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	7,578,023	7,626,169
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	3,954,775	3,783,764
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,998,875	4,894,595
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	3,063,350	2,973,857
Switch ABS Issuer LLC, Series 2025- 2A, Class A21, 5.12%, 10/25/2055(b)	1,800,000	1,764,060
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 4.89% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	$302,621	$303,497
Symphony CLO XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR2, 4.65% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	1,258,368	1,259,073
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class A1AR, 4.91% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(d)	1,198,711	1,199,047
Symphony CLO XXIII Ltd. (Cayman Islands), Series 2020-23A, Class AR2, 4.65% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(d)	791,641	792,150
Taco Bell Funding LLC
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	2,320,000	2,277,530
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	1,230,000	1,202,704
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	933,800	879,136
Thayer Park, CLO Ltd., Series 2017- 1A, Class A1RR, 4.73% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(d)	2,721,404	2,722,879
TierPoint Issuer LLC
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	4,120,000	4,114,362
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	3,221,000	3,142,988
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	856,020	820,254
Tricon Residential Trust, Series 2025- SFR1, Class A, 4.78% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	4,574,111	4,563,722
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	2,570,000	2,493,497
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.06%, 07/13/2044(b)(j)	4,760,000	4,676,215
Series 2025-AZ, Class C, 5.84%, 07/13/2044(b)(j)	800,000	786,644
Series 2025-AZ, Class D, 6.23%, 07/13/2044(b)(j)	4,657,000	4,596,443
Verus Securitization Trust
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(j)	523,641	475,274
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(j)	671,726	606,556
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	1,316,789	1,192,893
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	144,827	141,291
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	1,019,640	951,967
	Principal Amount	Value

Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(j)	$1,785,400	$1,776,722
Series 2026-4, Class A1, 5.00%, 04/25/2071(b)(j)	1,965,312	1,951,480
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	42,639	41,585
Wells Fargo Commercial Mortgage Trust, Series 2026-C66, Class A5, 5.65%, 04/15/2059	1,195,000	1,219,781
Wendy’s Funding LLC, Series 2019- 1A, Class A2II, 4.08%, 06/15/2049(b)	437,436	420,241
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(j)	3,098,000	3,079,238
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.80% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(d)	9,140,000	9,143,007
Zaxby’s Funding LLC
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,085,000	3,896,347
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	1,179,000	1,193,938
Zayo Issuer LLC
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	7,989,000	8,050,718
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	2,703,000	2,658,689
Total Asset-Backed Securities (Cost $598,437,824)		590,071,295
U.S. Treasury Securities-21.61%
U.S. Treasury Bills-0.36%(l)
3.62%–3.71%, 09/17/2026(m)	7,689,000	7,653,918
3.86%–3.95%, 01/14/2027(m)	1,186,000	1,165,620
		8,819,538
U.S. Treasury Bonds-4.98%
5.00%, 05/15/2046	25,236,300	24,414,149
4.75%, 02/15/2056	104,987,700	97,039,803
		121,453,952
U.S. Treasury Notes-16.27%
4.13%, 06/30/2028	37,273,900	37,179,259
4.13%, 07/15/2029	75,408,500	74,987,273
3.88%, 03/31/2031	2,636,000	2,576,330
4.13%, 06/30/2031	95,189,800	93,940,434
4.38%, 07/31/2031	1,750,000	1,746,103
4.25%, 06/30/2033	28,521,000	27,999,600
4.38%, 05/15/2036	163,239,600	158,967,313
		397,396,312
Total U.S. Treasury Securities (Cost $532,374,773)		527,669,802
Variable Rate Senior Loan Interests-2.55%(n)(o)
Aerospace & Defense-0.04%
TransDigm, Inc., Term Loan M, 6.23% (1 mo. Term SOFR + 2.50%), 08/19/2032	1,018,967	1,021,540
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Broadcasting-0.10%
Nexstar Media, Inc., Term Loan, 6.48% (1 mo. Term SOFR + 2.75%), 03/18/2033	$2,396,751	$2,397,123
Health Care Equipment-0.23%
Olympus Holdings
Term Loan, 5.97% , 06/01/2051	704,195	704,195
Term Loan, 5.77% , 07/16/2051	4,875,148	4,875,148
		5,579,343
Leisure Products-0.20%
Electronic Arts, Term Loan, -, 03/23/2033(p)	4,699,000	4,733,373
Marine Transportation-0.04%
Carrix, Inc.
Term Loan, - , 07/15/2033(p)	850,000	848,937
Term Loan, - , 07/15/2033(p)	169,000	168,789
		1,017,726
Oil & Gas Refining & Marketing-0.04%
Castrol, Inc., Term Loan, -, 06/30/2033(p)	1,063,500	1,065,441
Real Estate Development-0.20%
VCI Asset Holdings 2 LLC, Term Loan, 11.11% (1 mo. Term SOFR + 7.38%), 02/06/2031	4,651,855	4,814,670
Restaurants-0.98%
Raising Cane’s Restaurants LLC
Term Loan, 5.73% (1 mo. Term SOFR + 2.00%), 11/03/2032	10,701,225	10,679,822
Term Loan B, 5.73% (1 mo. Term SOFR + 2.00%), 09/10/2031	8,472,169	8,457,131
Term Loan B, 5.66% (1 mo. Term SOFR + 2.00%), 05/30/2033	4,794,000	4,779,019
		23,915,972
Technology Hardware, Storage & Peripherals-0.72%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 5.95% (1 mo. Term SOFR + 2.25%), 03/31/2032(h)	17,622,000	17,666,055
Total Variable Rate Senior Loan Interests (Cost $61,840,965)		62,211,243
	Shares
Exchange-Traded Funds-1.33%
Invesco Core Fixed Income ETF(c)(q)	306,500	7,548,574
Invesco High Yield Systematic Bond ETF(c)(q)	209,200	4,640,014
Invesco Short Duration High Yield ETF(c)(q)	9,000	227,286
Invesco Short Duration Total Return Bond ETF(q)	809,300	20,147,524
Total Exchange-Traded Funds (Cost $33,038,139)		32,563,398
	Principal Amount
Municipal Obligations-0.48%
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGI), 6.63%, 02/01/2035(r)	$138,462	143,709
	Principal Amount	Value
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	$255,000	$263,108
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development), Series 2024 B, RB, 9.00%, 04/01/2053(b)	12,000,000	11,360,982
Total Municipal Obligations(s) (Cost $12,501,334)		11,767,799
	Shares
Preferred Stocks-0.46%
Aerospace & Defense-0.03%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	12,000	801,720
Diversified Banks-0.04%
Citigroup, Inc., Series II, Pfd., 6.25%	42,150	1,035,625
Diversified Financial Services-0.12%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(e)	111,250	2,856,900
Electric Utilities-0.01%
Southern Co. (The), Series A, Conv. Pfd., 7.13%, 12/15/2028	7,000	347,550
Interactive Media & Services-0.10%
Alphabet, Inc., Series A, Conv. Pfd., 6.25%, 05/15/2029	46,760	2,345,482
Regional Banks-0.10%
M&T Bank Corp., Series J, Pfd., 7.50%	91,792	2,400,361
Systems Software-0.06%
Oracle Corp., Class D, Conv. Pfd., 6.50%, 01/15/2029	31,869	1,334,674
Total Preferred Stocks (Cost $11,016,834)		11,122,312
	Principal Amount
Agency Credit Risk Transfer Notes-0.33%
Fannie Mae Connecticut Avenue Securities, Series 2025-R04, Class 1A1, 4.62% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(d)(t)	$1,541,540	1,543,524
Freddie Mac
Series 2023-DNA1, Class M1, STACR®, 5.72% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(u)	241,492	244,054
Series 2025-DNA4, Class A1, STACR®, 4.52% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(d)(u)	354,438	354,612
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
Series 2026-DNA2, Class M1, STACR®, 4.82% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(d)(u)		$1,682,272	$1,684,339
Series 2026-HQA1, Class A1, STACR®, 4.62% (30 Day Average SOFR + 1.00%), 05/25/2046(b)(d)(u)		4,227,250	4,242,508
Total Agency Credit Risk Transfer Notes (Cost $8,046,992)			8,069,037

U.S. Government Sponsored Agency Securities-0.10%
Fannie Mae STRIPS
0.00%, 05/15/2029(i)		450,000	398,068
0.00%, 01/15/2030(i)		1,300,000	1,115,315
0.00%, 05/15/2030(i)		850,000	719,192
Tennessee Valley Authority
5.38%, 04/01/2056(c)		100,000	96,666
4.25%, 09/15/2065		250,000	192,895
Total U.S. Government Sponsored Agency Securities (Cost $2,188,485)			2,522,136
	Shares
Common Stocks & Other Equity Interests-0.03%
Technology Hardware, Storage & Peripherals-0.03%
VCI Compute II LLC(h)(v) (Cost $857,300)		857,300	857,300
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.02%(w)
Drug Retail-0.02%
Boots Group Finco L.P. (United Kingdom), 5.38%, 08/31/2032(b) (Cost $465,900)	EUR	400,000	470,602
	Principal Amount	Value
Drug Retail-(continued)
	Shares
Options Purchased-0.04%
(Cost $996,573)†		1,087,685
Money Market Funds-7.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(q)(x) (Cost $174,974,394)	174,974,394	$174,974,394
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-120.89% (Cost $2,985,917,928)		2,952,240,045
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.04%
Invesco Private Government Fund, 3.69%(q)(x)(y)	27,406,118	27,406,118
Invesco Private Prime Fund, 3.82%(q)(x)(y)	71,201,228	71,208,348
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,613,149)		98,614,466
TOTAL INVESTMENTS IN SECURITIES-124.93% (Cost $3,084,531,077)		3,050,854,511
OTHER ASSETS LESS LIABILITIES-(24.93)%		(608,744,402)
NET ASSETS-100.00%		$2,442,110,109
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
Conv.	-Convertible
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
EUR	-Euro
GO	-General Obligation
INS	-Insurer
Pfd.	-Preferred
RB	-Revenue Bonds
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $1,017,406,479, which represented 41.66% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31,
2026 was $171,704, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(j)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(n)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(o)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured
Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)	This variable rate interest will settle after July 31, 2026, at which time the interest rate will be determined.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Core Fixed Income ETF	$229,338	$7,515,801	$-	$(196,565)	$-	$7,548,574	$122,747
Invesco High Yield Systematic Bond ETF	2,510,551	2,223,159	-	(93,696)	-	4,640,014	210,104
Invesco Short Duration High Yield ETF	231,371	-	(630)	(4,085)	630	227,286	10,066
Invesco Short Duration Total Return Bond ETF	7,866,368	12,466,574	-	(185,418)	-	20,147,524	643,047
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,506,789,404	$(1,331,815,010)	$-	$-	$174,974,394	$1,637,629
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,601,272	216,030,995	(222,226,149)	-	-	27,406,118	2,330,120 *
Invesco Private Prime Fund	96,659,440	443,415,342	(468,853,484)	2,130	(15,080)	71,208,348	2,441,969 *
Total	$141,098,340	$2,188,441,275	$(2,022,895,273)	$(477,634)	$(14,450)	$306,152,258	$7,395,682

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(u)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(v)	Non-income producing security.
(w)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(x)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(y)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	01/15/2027	43	$7,700	$33,110,000	$1,087,685

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	187	September-2026	$20,196,000	$(118,984)	$(118,984)
U.S. Treasury 2 Year Notes	1,147	September-2026	235,833,954	(637,982)	(637,982)
U.S. Treasury Long Bonds	945	September-2026	102,355,313	(2,973,454)	(2,973,454)
U.S. Treasury Ultra Bonds	314	September-2026	34,441,875	(1,055,299)	(1,055,299)
Subtotal—Long Futures Contracts				(4,785,719)	(4,785,719)
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2026
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	1,194	September-2026	$(130,985,531)	$1,674,662	$1,674,662
U.S. Treasury 5 Year Notes	1,312	September-2026	(139,041,251)	511,565	511,565
Subtotal—Short Futures Contracts				2,186,227	2,186,227
Total Futures Contracts				$(2,599,492)	$(2,599,492)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-65.99%
Aerospace & Defense-1.20%
Honeywell Aerospace, Inc., 4.29% (SOFR + 0.63%), 03/16/2029(b)(c)	$12,000,000	$11,996,134
Howmet Aerospace, Inc., 3.75%, 03/03/2028	17,017,000	16,801,276
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	7,382,000	6,999,489
L3Harris Technologies, Inc., 5.40%, 01/15/2027	11,141,000	11,193,685
		46,990,584
Agricultural Products & Services-0.31%
Cargill, Inc., 4.24% (SOFR + 0.61%), 02/11/2028(b)(c)	12,000,000	12,026,076
Application Software-0.45%
Roper Technologies, Inc., 4.25%, 09/15/2028	1,524,000	1,509,729
Salesforce, Inc., 4.50%, 03/15/2028	13,111,000	13,085,984
Synopsys, Inc., 4.55%, 04/01/2027	3,000,000	3,004,008
		17,599,721
Asset Management & Custody Banks-0.46%
Ares Capital Corp., 7.00%, 01/15/2027	13,829,000	13,967,086
Golub Capital Private Credit Fund, 5.45%, 08/15/2028	2,453,000	2,435,925
State Street Corp., 4.54%, 04/24/2028(d)(e)	1,719,000	1,719,717
		18,122,728
Automobile Manufacturers-4.49%
American Honda Finance Corp.
4.38% (SOFR + 0.72%), 10/05/2026(c)	10,000,000	10,006,284
4.53% (SOFR + 0.87%), 07/09/2027(c)(d)	12,000,000	12,033,750
4.47% (SOFR + 0.82%), 03/03/2028(c)	12,000,000	12,011,890
Daimler Truck Finance North America LLC (Germany)
4.30% 08/12/2027(b)	5,015,000	5,004,902
5.13% 09/25/2027(b)	5,905,000	5,936,827
Hyundai Capital America
4.88% 06/23/2027(b)	8,590,000	8,621,679
5.28% 06/24/2027(b)	16,000,000	16,116,288
2.38% 10/15/2027(b)	8,870,000	8,630,704
4.55% (SOFR + 0.89%), 01/08/2029(b)(c)	9,900,000	9,903,173
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	9,500,000	9,557,342
Mercedes-Benz Finance North America LLC (Germany)
4.44% (SOFR + 0.78%), 04/01/2027(b)(c)	12,000,000	12,033,790
4.65% 04/01/2027(b)	4,000,000	4,007,254
4.90% 11/15/2027(b)	8,000,000	8,028,420
4.36% (SOFR + 0.71%), 03/10/2028(b)(c)	8,789,000	8,796,313
5.10% 08/03/2028(b)	12,000,000	12,081,078
Toyota Motor Credit Corp.
4.40% (SOFR + 0.77%), 08/07/2026(c)	5,000,000	5,000,325
Series B, 4.31% (SOFR + 0.65%), 03/13/2029(c)	15,000,000	15,037,646
	Principal Amount	Value
Automobile Manufacturers-(continued)
Volkswagen Group of America Finance LLC (Germany)
4.69% (SOFR + 1.06%), 08/14/2026(b)(c)	$5,000,000	$5,001,162
4.35% 06/08/2027(b)(d)	2,500,000	2,493,710
4.45% 09/11/2027(b)	5,600,000	5,581,583
		175,884,120
Automotive Parts & Equipment-0.39%
BMW US Capital LLC (Germany), 4.45% (SOFR + 0.79%), 03/17/2028(b)(c)	15,000,000	15,086,864
Biotechnology-0.17%
AbbVie, Inc., 4.13% (SOFR + 0.48%), 03/03/2028(c)	6,504,000	6,513,095
Brewers-0.52%
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(b)	20,866,000	20,555,346
Broadline Retail-1.13%
Amazon.com, Inc.
3.90% 11/20/2028	13,889,000	13,669,465
4.24% (SOFR + 0.58%), 07/09/2029(c)(d)	25,000,000	25,108,485
eBay, Inc., 4.25%, 03/06/2029	5,514,000	5,443,824
		44,221,774
Building Products-0.51%
Owens Corning, 5.50%, 06/15/2027	20,000,000	20,163,432
Commercial & Residential Mortgage Finance-0.43%
Aviation Capital Group LLC
4.75% 04/14/2027(b)	2,904,000	2,909,092
4.25% 04/30/2029(b)	1,941,000	1,904,027
Nationwide Building Society (United Kingdom), 4.74% (SOFR + 1.07%), 07/14/2029(b)(c)(d)	12,000,000	12,069,858
		16,882,977
Construction & Engineering-0.51%
Quanta Services, Inc., 4.30%, 08/09/2028	20,000,000	19,860,990
Construction Machinery & Heavy Transportation Equipment-0.85%
Caterpillar Financial Services Corp.
4.19% (SOFR + 0.53%), 07/07/2027(c)(d)	14,000,000	14,031,936
4.21% (SOFR + 0.58%), 11/14/2028(c)	8,999,000	9,021,809
Series K, 4.10% 08/15/2028	10,480,000	10,410,269
		33,464,014
Consumer Finance-0.97%
American Express Co., 4.22% (SOFR + 0.59%), 02/09/2029(c)	10,000,000	10,009,525
Capital One Financial Corp., 4.93%, 05/10/2028(e)	7,000,000	7,013,843
General Motors Financial Co., Inc.
5.00% 07/15/2027	4,000,000	4,018,826
4.83% (SOFR + 1.17%), 04/04/2028(c)	16,800,000	16,879,372
		37,921,566
Data Processing & Outsourced Services-0.06%
Concentrix Corp., 6.65%, 08/02/2026	2,500,000	2,500,000
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-17.40%
Australia and New Zealand Banking Group Ltd. (Australia), 4.24% (SOFR + 0.59%), 12/08/2028(b)(c)	$5,854,000	$5,873,216
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 4.53% (SOFR + 0.88%), 03/03/2029(c)	8,400,000	8,424,603
Banco Santander S.A. (Spain), 4.65% (SOFR + 0.99%), 04/15/2029(c)	11,800,000	11,882,042
Bank of America Corp.
3.71% 04/24/2028(e)	11,250,000	11,181,925
3.97% 03/05/2029(e)	18,000,000	17,791,760
4.62% 05/09/2029(e)	4,033,000	4,025,138
Bank of Montreal (Canada), 4.81% (SOFR + 1.16%), 12/11/2026(c)	10,000,000	10,032,439
Barclays PLC (United Kingdom)
6.50% 09/13/2027(e)	12,000,000	12,025,498
4.34% 01/10/2028	5,200,000	5,176,379
BNP Paribas S.A. (France), 1.90%, 09/30/2028(b)(e)	15,000,000	14,539,205
Canadian Imperial Bank of Commerce (Canada)
4.88% (SOFR + 1.22%), 10/02/2026(c)	10,000,000	10,016,334
4.45% (SOFR + 0.80%), 09/08/2028(c)	10,000,000	10,023,820
4.48% (SOFR + 0.80%), 01/29/2030(c)	20,000,000	20,002,100
Citibank N.A., 5.49%, 12/04/2026	9,783,000	9,816,616
Citigroup, Inc., 4.64%, 05/07/2028(e)	12,000,000	12,004,459
Citizens Bank N.A., 4.19%, 01/29/2029(e)	8,800,000	8,723,116
Cooperatieve Rabobank U.A. (Netherlands), 4.24% (SOFR + 0.59%), 05/27/2027(c)	10,715,000	10,741,058
Credit Agricole S.A. (France)
4.86% (SOFR + 1.21%), 09/11/2028(b)(c)	6,000,000	6,037,646
4.79% (SOFR + 1.13%), 01/09/2029(b)(c)	7,000,000	7,039,838
Fifth Third Bank N.A., 4.49% (SOFR + 0.81%), 01/28/2028(c)	6,366,000	6,373,034
HSBC USA, Inc., 4.62% (SOFR + 0.97%), 06/03/2028(c)	7,826,000	7,879,231
Huntington National Bank (The), 4.38% (SOFR + 0.72%), 04/12/2028(c)	17,438,000	17,444,630
JPMorgan Chase & Co.
4.87% (SOFR + 1.20%), 01/23/2028(c)	5,556,000	5,576,754
2.95% 02/24/2028(e)	18,000,000	17,844,413
4.59% (SOFR + 0.92%), 04/22/2028(c)	10,000,000	10,034,287
3.54% 05/01/2028(e)	8,866,000	8,799,288
4.41% 04/23/2030(e)	20,000,000	19,733,930
Lloyds Banking Group PLC (United Kingdom)
5.19% (SOFR + 1.56%), 08/07/2027(c)	9,474,000	9,475,277
5.46% 01/05/2028(e)	14,500,000	14,560,961
Macquarie Bank Ltd. (Australia), 4.85% (SOFR + 1.20%), 12/07/2026(b)(c)	6,213,000	6,233,207
Manufacturers & Traders Trust Co., 4.76%, 07/06/2028(e)	19,250,000	19,259,081
Mitsubishi Ufj Financial Group, Inc. (Japan), 5.42%, 02/22/2029(e)	8,950,000	9,037,333
Mizuho Bank Ltd. (Japan), 4.47% (SOFR + 0.80%), 04/16/2029(b)(c)	6,504,000	6,539,367
Mizuho Markets Cayman L.P. (Japan), 4.48% (SOFR + 0.85%), 08/14/2026(c)	10,000,000	10,001,700
	Principal Amount	Value
Diversified Banks-(continued)
Morgan Stanley Bank N.A., 4.75% (SOFR + 1.08%), 01/14/2028(c)	$10,000,000	$10,026,841
Morgan Stanley Private Bank N.A., 4.43% (SOFR + 0.77%), 07/06/2028(c)	8,363,000	8,378,807
National Bank of Canada (Canada), 4.17%, 01/20/2029(e)	12,699,000	12,602,823
NatWest Group PLC (United Kingdom), 5.58%, 03/01/2028(e)	20,650,000	20,775,167
PNC Bank N.A., 4.40% (SOFR + 0.73%), 07/21/2028(c)	3,159,000	3,164,674
PNC Financial Services Group, Inc. (The), 4.30% (SOFR + 0.62%), 01/26/2029(c)	8,163,000	8,159,237
Regions Banks, 4.76%, 07/27/2029(e)	9,000,000	8,985,102
Royal Bank of Canada (Canada)
4.62% (SOFR + 0.95%), 01/19/2027(c)	8,333,000	8,357,994
4.50% 08/06/2029(e)	9,600,000	9,555,285
Santander UK Group Holdings PLC (United Kingdom), 6.53%, 01/10/2029(e)	12,500,000	12,784,563
Societe Generale S.A. (France)
5.07% (SOFR + 1.41%), 04/13/2029(b)(c)(d)	12,000,000	12,099,839
4.86% 07/07/2029(b)(e)	9,073,000	9,039,021
Sumitomo Mitsui Financial Group, Inc. (Japan), 4.11%, 01/15/2029	7,305,000	7,190,203
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.20% 03/07/2027(b)	4,372,000	4,396,069
4.40% (SOFR + 0.75%), 09/11/2028(b)(c)	2,163,000	2,172,486
Svenska Handelsbanken AB (Sweden), 4.38% (SOFR + 0.74%), 05/23/2028(b)(c)	7,826,000	7,865,192
Toronto-Dominion Bank (The) (Canada)
4.67% (SOFR + 1.00%), 10/20/2026(c)	9,800,000	9,815,891
4.50% (SOFR + 0.82%), 01/31/2028(c)	10,550,000	10,605,503
4.56% (SOFR + 0.91%), 06/02/2028(c)	12,000,000	12,095,077
Truist Bank
4.44% (SOFR + 0.77%), 07/24/2028(c)	11,709,000	11,724,092
4.34% (SOFR + 0.66%), 01/27/2029(c)	20,000,000	20,002,198
U.S. Bank N.A.
4.54% (SOFR + 0.91%), 05/15/2028(c)	12,000,000	12,036,818
4.30% (SOFR + 0.66%), 05/20/2029(c)	15,000,000	15,030,830
UBS AG (Switzerland), 4.47% (SOFR + 0.81%), 03/16/2029(c)	15,000,000	15,050,007
Wells Fargo & Co.
4.45% (SOFR + 0.78%), 01/24/2028(c)	8,953,000	8,970,888
4.74% (SOFR + 1.07%), 04/22/2028(c)	10,000,000	10,039,273
2.39% 06/02/2028(e)	12,000,000	11,785,259
4.36% (SOFR + 0.72%), 05/20/2029(c)	15,000,000	15,013,611
4.54% (SOFR + 0.88%), 09/15/2029(c)	20,000,000	20,068,423
		681,940,858
Diversified Capital Markets-0.36%
Deutsche Bank AG (Germany), 4.87% (SOFR + 1.21%), 01/10/2029(c)	14,000,000	14,054,983
Diversified Financial Services-0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.45% 04/15/2027	10,000,000	10,120,710
3.88% 01/23/2028	10,000,000	9,874,952
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Avolon Holdings Funding Ltd. (Ireland)
2.75% 02/21/2028(b)	$12,000,000	$11,627,211
4.20% 04/15/2029(b)	4,369,000	4,272,812
		35,895,685
Diversified Metals & Mining-1.51%
BHP Billiton Finance (USA) Ltd. (Australia)
5.25% 09/08/2026	14,815,000	14,829,268
4.75% 02/28/2028	20,000,000	20,077,145
Glencore Funding LLC (Australia)
4.41% (SOFR + 0.75%), 10/01/2026(b)(c)	6,429,000	6,433,195
4.72% (SOFR + 1.06%), 04/04/2027(b)(c)	5,682,000	5,705,648
5.34% 04/04/2027(b)	10,000,000	10,058,699
Rio Tinto Finance (USA) PLC (Australia), 4.38%, 03/12/2027	2,089,000	2,091,132
		59,195,087
Diversified Support Services-0.07%
Element Fleet Management Corp. (Canada), 4.80%, 05/29/2029(b)	2,616,000	2,600,598
Electric Utilities-1.82%
Constellation Energy Generation LLC, 3.90%, 01/08/2028	10,000,000	9,914,328
Evergy Missouri West, Inc., 5.15%, 12/15/2027(b)	5,191,000	5,217,873
National Rural Utilities Cooperative Finance Corp., 4.48% (SOFR + 0.82%), 09/16/2027(c)	10,000,000	10,050,315
NextEra Energy Capital Holdings, Inc.
4.69% 09/01/2027	19,000,000	19,034,316
4.48% (SOFR + 0.80%), 02/04/2028(c)	8,796,000	8,831,696
1.90% 06/15/2028	18,426,000	17,525,053
Pinnacle West Capital Corp., 4.90%, 05/15/2028	779,000	781,631
		71,355,212
Electronic Components-0.38%
Amphenol Corp., 4.16% (SOFR + 0.53%), 11/15/2027(c)(d)	15,000,000	15,025,053
Fertilizers & Agricultural Chemicals-0.18%
Nutrien Ltd. (Canada), 4.50%, 03/12/2027	7,165,000	7,173,380
Food Retail-0.48%
Alimentation Couche-Tard, Inc. (Canada), 4.15%, 09/29/2028(b)	19,000,000	18,796,686
Gas Utilities-0.20%
Boston Gas Co., 3.15%, 08/01/2027(b)	7,998,000	7,885,688
Health Care Equipment-0.38%
Abbott Laboratories, 4.15% (SOFR + 0.50%), 03/09/2029(c)	15,000,000	15,021,306
Home Improvement Retail-0.51%
Lowe`s Cos., Inc., 3.95%, 10/15/2027	20,000,000	19,871,502
Hotels, Resorts & Cruise Lines-0.27%
Marriott International, Inc.
4.20% 07/15/2027	2,051,000	2,045,987
5.00% 10/15/2027	8,300,000	8,343,079
		10,389,066
	Principal Amount	Value
Industrial Machinery & Supplies & Components-0.88%
Ingersoll Rand, Inc., 5.20%, 06/15/2027	$15,176,000	$15,267,313
Nordson Corp., 5.60%, 09/15/2028	19,000,000	19,308,441
		34,575,754
Integrated Telecommunication Services-1.38%
AT&T, Inc.
4.25% 03/01/2027	20,000,000	19,988,486
2.30% 06/01/2027	18,000,000	17,680,369
NTT Finance Corp. (Japan)
4.57% 07/16/2027(b)	6,370,000	6,375,896
4.74% (SOFR + 1.08%), 07/16/2028(b)(c)	10,000,000	10,074,845
		54,119,596
Interactive Media & Services-0.11%
Alphabet, Inc., (Acquired 11/03/2025; Cost $3,636,000), 4.15% (SOFR + 0.52%), 11/15/2028(c)	4,364,000	4,386,807
Investment Banking & Brokerage-2.78%
Goldman Sachs Group, Inc. (The), 4.94%, 04/23/2028(e)	15,925,000	15,958,229
Jefferies Financial Group, Inc.
4.50% 09/15/2026(d)	25,000,000	24,984,069
4.30% 02/11/2027	18,211,000	18,195,142
Morgan Stanley
4.69% (SOFR + 1.02%), 04/13/2028(c)	10,000,000	10,030,830
5.05% (SOFR + 1.38%), 04/12/2029(c)	12,000,000	12,114,874
4.87% 07/12/2029(e)	7,683,000	7,683,902
4.63% (SOFR + 0.97%), 04/10/2030(c)	20,000,000	20,075,469
		109,042,515
Leisure Products-0.26%
Hasbro, Inc., 3.55%, 11/19/2026	10,000,000	9,979,854
Life & Health Insurance-9.10%
Athene Global Funding
2.95% 11/12/2026(b)	5,000,000	4,979,054
4.49% (SOFR + 0.83%), 01/07/2027(b)(c)	10,000,000	10,004,248
5.52% 03/25/2027(b)	12,711,000	12,793,299
5.35% 07/09/2027(b)(d)	15,000,000	15,111,602
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(b)	8,150,000	8,191,280
CNO Global Funding, 4.88%, 12/10/2027(b)	4,918,000	4,917,851
Corebridge Global Funding
4.96% (SOFR + 1.30%), 09/25/2026(b)(c)	10,000,000	10,013,617
4.41% (SOFR + 0.75%), 01/07/2028(b)(c)	10,000,000	9,992,436
4.25% 08/21/2028(b)	3,653,000	3,614,504
4.80% 05/29/2029(b)	2,956,000	2,947,996
Equitable America Global Funding
3.95% 09/15/2027(b)	6,263,000	6,206,732
4.30% 12/15/2028(b)	15,000,000	14,826,570
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	8,294,000	7,917,663
F&G Global Funding
5.88% 06/10/2027(b)	7,514,000	7,589,065
4.65% 09/08/2028(b)	3,402,000	3,362,528
4.98% (SOFR + 1.33%), 09/08/2028(b)(c)	4,418,000	4,436,729
4.50% 01/09/2029(b)	16,129,000	15,859,214
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
GA Global Funding Trust
4.40% 09/23/2027(b)	$20,700,000	$20,611,647
5.50% 01/08/2029(b)	8,072,000	8,138,960
Jackson National Life Global Funding
4.54% (SOFR + 0.89%), 06/09/2027(b)(c)(d)	20,000,000	20,063,388
5.55% 07/02/2027(b)	6,719,000	6,785,282
4.64% (SOFR + 0.97%), 01/14/2028(b)(c)	4,000,000	4,010,376
4.85% 06/23/2028(b)	15,000,000	14,986,288
4.61% (SOFR + 0.95%), 09/12/2028(b)(c)	3,968,000	3,964,113
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	7,383,000	7,364,117
MassMutual Global Funding II
4.45% (SOFR + 0.77%), 01/29/2027(b)(c)	10,700,000	10,725,749
4.40% (SOFR + 0.74%), 04/09/2027(b)(c)	10,000,000	10,028,453
4.36% (SOFR + 0.68%), 08/01/2028(b)(c)(d)	6,000,000	6,014,411
Met Tower Global Funding, 4.00%, 01/14/2029(b)	11,539,000	11,352,848
New York Life Global Funding
4.33% (SOFR + 0.67%), 04/02/2027(b)(c)	15,000,000	15,035,987
4.40% 04/25/2028(b)(d)	4,434,000	4,424,807
Northwestern Mutual Global Funding
4.35% 09/15/2027(b)	13,000,000	12,984,387
4.30% (SOFR + 0.66%), 08/25/2028(b)(c)(d)	8,750,000	8,763,032
Pacific Life Global Funding II, 4.45%, 05/01/2028(b)	11,321,000	11,288,626
Principal Financial Group, Inc., 4.11%, 02/15/2028(b)	3,120,000	3,097,656
Principal Life Global Funding II
5.00% 01/16/2027(b)	3,000,000	3,009,481
4.25% 08/18/2028(b)	18,717,000	18,532,008
Protective Life Global Funding, 4.50% (SOFR + 0.85%), 09/11/2028(b)(c)	12,855,000	12,887,671
		356,833,675
Life Sciences Tools & Services-0.51%
Agilent Technologies, Inc., 4.20%, 09/09/2027	20,000,000	19,932,100
Multi-line Insurance-0.55%
Metropolitan Life Global Funding I, 4.28% (SOFR + 0.62%), 04/13/2028(b)(c)	11,539,000	11,549,848
USAA Capital Corp., 5.25%, 06/01/2027(b)(d)	10,000,000	10,077,649
		21,627,497
Multi-Utilities-0.80%
DTE Energy Co., 4.95%, 07/01/2027	12,280,000	12,329,497
Sempra, 4.33% (SOFR + 0.67%), 01/07/2028(c)	19,000,000	19,065,374
		31,394,871
	Principal Amount	Value
Oil & Gas Storage & Transportation-3.13%
Enbridge, Inc. (Canada)
5.90% 11/15/2026	$8,300,000	$8,326,263
5.25% 04/05/2027	14,666,000	14,745,129
4.60% 06/20/2028	3,485,000	3,480,508
4.20% 11/20/2028	5,769,000	5,707,877
Energy Transfer L.P.
4.40% 03/15/2027	20,000,000	19,999,632
5.50% 06/01/2027	15,000,000	15,088,538
5.55% 02/15/2028	15,000,000	15,189,120
Kinder Morgan, Inc., 1.75%, 11/15/2026	12,698,000	12,604,413
Spectra Energy Partners L.P., 3.38%, 10/15/2026	8,118,000	8,103,042
Western Midstream Operating L.P., 6.35%, 01/15/2029	19,000,000	19,578,778
		122,823,300
Packaged Foods & Meats-1.18%
Mars, Inc.
4.45% 03/01/2027(b)	7,446,000	7,461,214
4.60% 03/01/2028(b)	19,000,000	19,013,184
Tyson Foods, Inc., 3.55%, 06/02/2027	20,000,000	19,857,859
		46,332,257
Passenger Airlines-0.09%
Delta Air Lines, Inc., 4.95%, 07/10/2028	3,614,000	3,619,722
Personal Care Products-0.63%
Haleon US Capital LLC, 3.38%, 03/24/2027	25,000,000	24,833,842
Pharmaceuticals-0.45%
GlaxoSmithKline Capital PLC (United Kingdom), 4.16% (SOFR + 0.50%), 03/12/2027(c)	7,912,000	7,924,978
Pfizer, Inc., 4.13% (SOFR + 0.50%), 11/15/2027(c)	4,039,000	4,050,314
Zoetis, Inc., 4.15%, 08/17/2028	5,769,000	5,721,992
		17,697,284
Precious Metals & Minerals-0.24%
Anglo American Capital PLC (South Africa), 4.75%, 04/10/2027(b)	9,253,000	9,272,362
Regional Banks-0.71%
Zions Bancorp. N.A., 5.24%, 10/01/2029(e)	9,892,000	9,897,178
Zions Bancorporation N.A.
4.70% 08/18/2028(e)	15,015,000	14,967,767
4.48% 02/09/2029(e)	2,931,000	2,908,613
		27,773,558
Self-Storage REITs-0.26%
Public Storage Operating Co., 4.37% (SOFR + 0.70%), 04/16/2027(c)	10,000,000	10,023,611
Semiconductors-0.34%
Intel Corp., 3.75%, 03/25/2027	13,493,000	13,432,692
Soft Drinks & Non-alcoholic Beverages-0.43%
Keurig Dr Pepper, Inc.
4.21% (SOFR + 0.58%), 11/15/2026(c)	12,000,000	12,003,132
4.54% (SOFR + 0.88%), 03/15/2027(c)	5,000,000	5,012,012
		17,015,144
Specialized Finance-0.42%
Blackstone Private Credit Fund, 2.63%, 12/15/2026	16,490,000	16,349,966
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Specialty Chemicals-0.51%
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	$20,000,000	$19,845,024
Systems Software-0.34%
ServiceNow, Inc., 4.25%, 05/15/2028	2,294,000	2,282,440
VMware LLC, 1.40%, 08/15/2026	11,000,000	10,987,203
		13,269,643
Technology Hardware, Storage & Peripherals-0.74%
Hewlett Packard Enterprise Co.
4.05% 09/15/2027	14,000,000	13,917,400
4.64% (SOFR + 0.98%), 03/23/2028(c)	15,000,000	15,092,410
		29,009,810
Telecom Tower REITs-1.14%
American Tower Corp.
1.45% 09/15/2026	13,000,000	12,959,139
3.38% 10/15/2026	6,165,000	6,153,765
2.75% 01/15/2027	25,917,000	25,726,420
		44,839,324
Trading Companies & Distributors-0.92%
Sumisho Air Lease Corp.
1.88% 08/15/2026	10,300,000	10,289,488
5.85% 12/15/2027	15,000,000	15,210,755
4.63% 10/01/2028	10,600,000	10,547,784
		36,048,027
Transaction & Payment Processing Services-1.01%
Fidelity National Information Services, Inc., 4.45%, 03/10/2028	15,000,000	14,923,900
Global Payments Inc., 4.55%, 03/15/2028	5,639,000	5,603,223
Global Payments, Inc., 4.45%, 06/01/2028	11,514,000	11,411,596
PayPal Holdings, Inc.
4.32% (SOFR + 0.67%), 03/06/2028(c)(d)	1,851,000	1,853,592
4.55% 06/01/2028	5,826,000	5,814,471
		39,606,782
Wireless Telecommunication Services-0.15%
T-Mobile USA, Inc., 2.05%, 02/15/2028	6,100,000	5,862,784
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,587,139,391)		2,586,546,192

Asset-Backed Securities-14.51%
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(b)	1,197,344	1,200,654
Amur Equipment Finance Receivables XVI LLC, Series 2026-1A, Class A2, 4.73%, 11/21/2033(b)	5,730,000	5,734,407
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	353,974	347,991
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(f)	674,559	655,061
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	5,859,446	5,845,424
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)	11,493,654	11,504,493
	Principal Amount	Value

Ares LIII CLO Ltd. (Cayman Islands), Series 2019-53A, Class A1R2, 4.87% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(c)	$12,000,000	$11,994,360
AutoNation Finance Trust
Series 2025-1A, Class A2, 4.72%, 04/10/2028(b)	680,827	681,024
Series 2026-1A, Class A2, 3.95%, 01/11/2029(b)	3,967,000	3,963,589
Series 2026-2A, Class A3, 4.56%, 06/16/2031(b)	3,780,000	3,776,721
Auxilior Term Funding, Series 2026-1A, Class A2, 4.64%, 02/15/2029(b)	4,330,000	4,331,965
Barings CLO Ltd. (Cayman Islands), Series 2021-2A, Class A1R, 4.82% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	12,000,000	12,009,804
Barings Equipment Finance LLC, Series 2025-B, Class A2, 4.02%, 02/13/2029(b)	4,517,996	4,508,074
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.12% (1 mo. Term SOFR + 0.39%), 11/25/2036(c)	228,632	226,729
Beechwood Park CLO Ltd. (Jersey), Series 2019-1A, Class A1RR, 4.82% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	10,000,000	10,009,280
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(b)(f)	2,317,352	2,115,940
BlackRock CLO L.P., Series 2025-2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	9,572,017	9,579,674
BofA Auto Trust
Series 2025-1A, Class A2A, 4.52%, 11/22/2027(b)	129,695	129,720
Series 2026-1A, Class A2A, 4.10%, 11/15/2028(b)	5,600,000	5,596,251
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(f)	172,021	170,873
CarMax Auto Owner Trust
Series 2025-2, Class A2A, 4.59%, 07/17/2028	1,644,651	1,646,668
Series 2026-3, Class A2, 4.36%, 10/15/2029	3,500,000	3,499,393
Carvana Auto Receivables Trust, Series 2026-P1, Class A3, 4.26%, 02/10/2031	15,000,000	14,911,566
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/2032(b)	3,540,712	3,544,019
Chesapeake Funding II LLC (Canada)
Series 2023-2A, Class A2, 4.73% (30 Day Average SOFR + 1.10%), 10/15/2035(b)(c)	1,988,764	1,989,247
Series 2024-1A, Class A2, 4.40% (30 Day Average SOFR + 0.77%), 05/15/2036(b)(c)	932,145	933,644
Citizens Auto Receivables Trust, Series 2024-2, Class A3, 5.33%, 08/15/2028(b)	2,889,015	2,899,239
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

COLT Mortgage Loan Trust, Series 2020- 2R, Class A1, 1.33%, 10/26/2065(b)(f)	$698,571	$664,197
Cross Mortgage Trust
Series 2023-H1, Class A1, 6.62%, 03/25/2068(b)	2,176,982	2,171,466
Series 2024-H5, Class A1, 5.85%, 08/26/2069(b)	5,511,207	5,528,259
Series 2026-NQM7, Class A1, 5.46%, 06/25/2071(b)(f)	7,470,148	7,452,283
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(b)(f)	3,085,950	2,752,789
Dell Equipment Finance Trust
Series 2024-1, Class A3, 5.39%, 03/22/2030(b)	975,048	978,479
Series 2025-1, Class A3, 4.61%, 02/24/2031(b)	2,970,000	2,977,454
Series 2025-2, Class A3, 4.12%, 03/24/2031(b)	1,750,000	1,742,124
Series 2026-1A, Class A3, 4.32%, 12/22/2031(b)	1,950,000	1,943,313
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	639,033	640,050
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	351,742	343,263
Series 2020-2, Class A1, 1.18%, 10/25/2065(b)(f)	121,760	116,574
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(b)	1,510,968	1,521,587
Series 2024-1, Class A2, 5.23%, 03/20/2030(b)	820,101	823,300
Series 2024-3, Class A2, 5.31%, 04/20/2027(b)	129,544	129,613
Series 2024-4, Class A2, 4.69%, 07/20/2027(b)	1,367,903	1,369,731
Series 2025-2, Class A2, 4.51%, 02/22/2028(b)	3,104,528	3,108,273
Series 2025-4, Class A2, 4.05%, 08/20/2028(b)	5,347,324	5,336,106
Series 2026-1, Class A2, 4.00%, 10/20/2028(b)	9,375,000	9,343,192
Series 2026-2, Class A2, 4.33%, 02/20/2029(b)	5,140,000	5,130,522
FCCU Auto Receivables Trust, Series 2026-1A, Class A2, 3.98%, 10/15/2029(b)	7,583,868	7,563,357
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	3,870,000	3,900,220
GCAT Trust, Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	5,624,601	5,621,010
GCRED BSL CLO 1, Series 2025-BSL1A, Class A, 4.78% (3 mo. Term SOFR + 1.05%), 01/20/2034(b)(c)	12,219,751	12,214,521
Gordon Brothers Equipment Finance LLC, Series 2026-1A, Class A2, 5.15%, 06/20/2034(b)	6,990,000	7,001,463
	Principal Amount	Value

GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/2027(b)	$198,841	$198,996
Series 2025-1, Class A2, 4.52%, 10/15/2027(b)	1,692,499	1,695,031
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(b)(f)	751,234	730,168
Series 2025-HE1, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	3,555,138	3,570,864
Series 2025-HE2, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(c)	12,707,992	12,765,956
Series 2025-PJ1, Class A7, 6.00%, 06/25/2055(b)(f)	4,582,394	4,582,774
Harbor Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class AR2, 4.68% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(c)	5,065,631	5,065,003
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03%, 11/22/2032(b)	8,750,000	8,707,569
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class A3, 4.53%, 04/17/2028(b)	3,800,000	3,807,313
Hyundai Auto Receivables Trust, Series 2025-A, Class A2B, 3.97% (30 Day Average SOFR + 0.34%), 12/15/2027(c)	1,906,671	1,906,773
J.P. Morgan Mortgage Trust
Series 2024-INV1, Class A4, 6.00%, 04/25/2055(b)(f)	3,738,522	3,741,118
Series 2025-HE3, Class A1, 4.97% (30 Day Average SOFR + 1.35%), 03/20/2056(b)(c)	11,256,375	11,324,312
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(f)	7,817,947	7,808,444
Series 2026-CES1, Class A1, 4.91%, 06/25/2056(b)	13,276,650	13,134,571
John Deere Owner Trust, Series 2025-A, Class A2B, 3.92% (30 Day Average SOFR + 0.29%), 03/15/2028(c)	2,095,565	2,095,901
Kubota Credit Owner Trust, Series 2026- 2A, Class A2, 4.40%, 04/16/2029(b)	7,750,000	7,749,205
M&T Equipment LLC
Series 2025-1A, Class A2, 4.70%, 12/16/2027(b)	3,178,530	3,186,357
Series 2026-1A, Class A2, 4.56%, 03/19/2029(b)	3,000,000	3,002,837
Magnetite XXXI Ltd. (Cayman Islands), Series 2021-31A, Class A1R, 4.75% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	12,000,000	12,011,568
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	3,750,000	3,746,907
MFA Trust, Series 2026-INVR1, Class A1, 5.39%, 12/25/2059(b)(f)	1,803,664	1,792,396
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(b)	$3,637,076	$3,640,900
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069(b)(f)	5,350,910	5,336,287
Series 2025-DSC2, Class A1, 5.44%, 07/25/2070(b)(f)	5,387,724	5,374,262
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(f)	7,645,596	7,659,874
Series 2026-1, Class A3, 5.50%, 04/25/2056(b)(f)	13,845,435	13,786,678
Series 2026-NQM4, Class A1, 5.08%, 03/25/2071(b)(f)	4,200,422	4,155,557
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	787,697	742,971
Series 2021-FA, Class A, 1.11%, 02/18/2070(b)	2,163,537	1,908,457
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 09/25/2030(b)	4,350,000	4,334,213
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class AR, 4.83% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(c)	6,000,000	6,006,024
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 5.34% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(c)	155,044	157,749
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	855,232	824,204
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(f)	764,100	715,352
Series 2026-NQM6, Class A1, 5.29%, 05/25/2066(b)(f)	5,337,581	5,302,243
Nissan Auto Lease Trust, Series 2026-A, Class A2B, 4.08% (30 Day Average SOFR + 0.45%), 05/15/2028(c)	12,300,000	12,317,021
OBX Trust
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	3,257,137	3,258,389
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(f)	4,081,126	4,082,300
Series 2024-NQM6, Class A1, 6.45%, 02/25/2064(b)	2,632,768	2,646,960
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-3A, Class A1, 4.70% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	10,274,083	10,280,268
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(f)	2,498,224	2,500,105
Porsche Innovative Lease Owner Trust, Series 2026-1A, Class A3, 4.41%, 08/20/2029	6,640,000	6,635,503
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	3,219,512	3,223,032
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 02/22/2028(b)	633,114	633,554
SCCU Auto Receivables Trust, Series 2026-1A, Class A2, 4.18%, 08/15/2029(b)	9,400,000	9,390,498
	Principal Amount	Value

SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A2B, 4.08% (30 Day Average SOFR + 0.46%), 08/20/2029(b)(c)	$13,500,000	$13,514,681
SoFi Consumer Loan Program, Series 2026-3, Class A, 4.46%, 06/25/2035(b)	12,490,000	12,491,719
SoFi Consumer Loan Program Trust, Series 2026-1, Class A, 4.06%, 12/26/2035(b)	4,534,822	4,522,015
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	119,669	115,571
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(f)	665,788	648,808
Series 2021-2, Class A1, 0.94%, 05/25/2065(b)(f)	836,069	804,602
Synchrony Card Funding LLC
Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,527,968
Series 2024-A1, Class A, 5.04%, 03/15/2030	10,000,000	10,051,174
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.73% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(c)	8,178,535	8,182,967
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A2A, 4.46%, 03/15/2028	2,655,671	2,658,005
USAA Auto Owner Trust, Series 2025-A, Class A3, 3.95%, 12/17/2029(b)	4,350,000	4,331,940
Verus Securitization Trust, Series 2023-7, Class A1, 7.07%, 10/25/2068(b)	4,170,958	4,177,308
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	529,942	516,840
Volvo Financial Equipment LLC, Series 2025-1A, Class A2, 4.41%, 11/15/2027(b)	1,631,508	1,632,708
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65%, 02/15/2028(b)	1,835,538	1,836,852
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A2, 4.50% (1 mo. Term SOFR + 0.83%), 02/18/2039(b)(c)	1,923,988	1,927,794
Series 2024-2A, Class A2, 4.67% (1 mo. Term SOFR + 1.00%), 06/21/2039(b)(c)	3,321,172	3,336,966
Series 2025-1A, Class A1, 4.57%, 01/18/2040(b)	6,557,961	6,563,128
Series 2025-2A, Class A1, 4.41%, 05/18/2040(b)	13,685,468	13,663,938
Series 2025-3A, Class A1, 4.08%, 09/18/2040(b)	8,030,000	7,971,007
Wheels Fleet Lease Funding LLC, Series 2026-1A, Class A2B, 4.29% (1 mo. Term SOFR + 0.62%), 04/18/2039(b)(c)	6,000,000	6,012,600
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.80% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(c)	12,000,000	12,003,948
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

World Omni Auto Receivables Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	$905,069	$905,639
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, 4.02% (30 Day Average SOFR + 0.39%), 12/15/2027(c)	520,046	520,121
Total Asset-Backed Securities (Cost $569,998,549)		568,633,719
U.S. Treasury Securities-4.26%
U.S. Treasury Bills-2.10%(g)
3.77%, 05/13/2027	50,000,000	48,508,787
3.96%, 06/10/2027	20,000,000	19,341,941
4.09%, 07/08/2027	15,000,000	14,453,440
		82,304,168
U.S. Treasury Notes-2.16%
4.00%, 05/31/2028	45,000,000	44,793,457
4.13%, 06/30/2028	40,000,000	39,898,437
		84,691,894
Total U.S. Treasury Securities (Cost $167,211,399)		166,996,062
Certificates of Deposit-1.67%
Diversified Banks-1.67%
Banco Bilbao Vizcaya Argentaria S.A., 4.79%, 10/27/2027	20,000,000	19,985,076
Intesa Sanpaolo S.p.A. (Italy)
4.66% (SOFR + 1.00%), 10/16/2026(c)	15,500,000	15,518,383
4.45% , 07/19/2027	15,000,000	14,997,176
Royal Bank of Canada, 4.44%, 07/20/2027	15,000,000	15,012,076
Total Certificates of Deposit (Cost $65,500,000)		65,512,711
	Shares
Exchange-Traded Funds-0.23%
Invesco AAA CLO Floating Rate Note ETF(d)(h)	274,672	7,026,110
Invesco Short Duration Total Return Bond ETF(d)(h)	90,000	2,240,550
Total Exchange-Traded Funds (Cost $9,322,542)		9,266,660
	Principal Amount
Commercial Paper-12.21%(g)
Alexandria Real Estate Equities, Inc.
4.12%–4.17%, 08/03/2026(b)	$16,750,000	16,744,591
4.17%, 08/07/2026(b)	10,000,000	9,992,456
Ares Capital Corp., 4.27%, 08/12/2026(b)	20,000,000	19,971,992
Arrow Electronics, Inc., 4.23%, 08/05/2026(b)	20,000,000	19,988,992
Bayer Corp.
4.54%, 08/03/2026(b)	12,000,000	11,996,009
4.41%, 11/09/2026(b)	15,000,000	14,825,536
Brookfield BRP Holdings Canada, Inc., 4.17%, 08/18/2026	19,000,000	18,962,355
Brookfield Corporate Treasury Ltd., 4.02%, 09/01/2026(b)	14,300,000	14,249,232
	Principal Amount	Value
Brookfield Infrastructure Holdings Canada, Inc., 4.12%, 09/09/2026	$13,000,000	$12,940,633
Brunswick Corp.
4.30%, 08/04/2026(b)	10,000,000	9,995,176
4.28%, 08/06/2026(b)	9,000,000	8,993,480
General Motors Financial Co., Inc., 4.14%, 08/06/2026(b)	4,500,000	4,497,123
Genuine Parts Co.
4.44%, 08/05/2026(b)	5,000,000	4,997,070
4.39%, 08/10/2026(b)	10,000,000	9,988,165
4.41%, 08/18/2026(b)	12,000,000	11,973,886
Gildan Activewear, Inc.
4.23%, 08/03/2026(b)	5,000,000	4,998,292
4.27%, 08/04/2026(b)	20,000,000	19,990,370
4.29%, 08/10/2026(b)	20,000,000	19,976,928
Global Payments, Inc.
4.18%, 08/03/2026	20,000,000	19,993,166
4.18%, 08/04/2026	20,000,000	19,990,866
4.18%, 08/06/2026	8,000,000	7,994,494
4.18%, 08/07/2026	1,750,000	1,748,591
HA Sustainable Infrastructure Capital, Inc., 4.15%, 08/20/2026(b)	20,000,000	19,960,806
HCA, Inc., 4.47%, 11/10/2026(b)	14,000,000	13,827,132
Intesa Sanpaolo Funding LLC, 4.04%, 10/02/2026	15,000,000	14,891,142
Keurig Dr Pepper, Inc.
4.26%, 08/17/2026(b)	15,000,000	14,970,331
4.28%, 08/24/2026(b)	11,500,000	11,467,417
4.43%, 09/09/2026(b)	14,000,000	13,933,682
MUFG Securities Canada Ltd.
4.15%, 08/05/2026(b)	6,000,000	5,996,905
4.14%, 10/01/2026(b)	14,000,000	13,908,024
RWE AG
4.46%, 01/21/2027(b)	20,000,000	19,594,000
4.60%, 04/19/2027(b)	20,000,000	19,375,276
TELUS Corp.
4.43%, 08/21/2026(b)	20,000,000	19,951,436
4.39%, 01/12/2027(b)	11,000,000	10,779,932
Washington Morgan Capital Co. LLC, Series A, 4.27% (SOFR + 0.50%), 09/10/2026(b)(c)	15,000,000	15,001,717
Total Commercial Paper (Cost $478,460,830)		478,467,203
	Repurchase Amount
Repurchase Agreements-1.02%(i)
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities and a corporate obligation valued at $27,515,452; 2.00% - 9.41%; 06/15/2028 - 04/20/2069), (SOFR + 0.75%), 4.40%, 08/03/2026(j)	10,040,069	10,000,000
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2026
(Unaudited)
	Repurchase Amount	Value
Nomura Securities International, Inc., joint term agreement dated 07/23/2026, aggregate maturing value of $30,010,950 (collateralized by non-agency asset-backed securities and non-agency mortgage-backed securities valued at $33,000,000; 0.00% - 10.18%; 06/25/2030 - 07/25/2071), (OBFR01 + 0.75%), 4.38%, 08/03/2026(k)	$15,005,475	$15,000,000
Santander US Capital Markets LLC, joint term agreement dated 07/22/2026, aggregate maturing value of $30,010,876 (collateralized by non-agency asset-backed securities and an agency mortgage-backed security valued at $33,358,756; 3.02% - 14.05%; 09/15/2027 - 09/20/2055), (SOFR + 0.70%), 4.35%, 08/03/2026(k)	15,005,438	15,000,000
Total Repurchase Agreements (Cost $40,000,000)		40,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $3,917,632,711)		3,915,422,547
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.69%
Invesco Private Government Fund, 3.69%(h)(l)(m)	7,479,835	$7,479,835
Invesco Private Prime Fund, 3.82%(h)(l)(m)	19,447,964	19,449,909
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,929,444)		26,929,744
TOTAL INVESTMENTS IN SECURITIES-100.58% (Cost $3,944,562,155)		3,942,352,291
OTHER ASSETS LESS LIABILITIES-(0.58)%		(22,728,411)
NET ASSETS-100.00%		$3,919,623,880

Investment Abbreviations:
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $1,664,210,785, which represented 42.46% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(d)	All or a portion of this security was out on loan at July 31, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco AAA CLO Floating Rate Note ETF	$7,027,483	$-	$-	$(1,373)	$-	$7,026,110	$252,635
Invesco Short Duration Total Return Bond ETF	251,081	2,012,792	-	(23,323)	-	2,240,550	73,342
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,769,608	$93,979,084	$(89,268,857)	$-	$-	$7,479,835	$360,014 *
Invesco Private Prime Fund	7,209,383	207,517,752	(195,276,603)	300	(923)	19,449,909	403,222 *
Total	$17,257,555	$303,509,628	$(284,545,460)	$(24,396)	$(923)	$36,196,404	$1,089,213

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Principal amount equals value at period end.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-31.01%
Automobile Manufacturers-2.15%
Daimler Truck Finance North America LLC (Germany)
4.62% (SOFR + 0.96%), 09/25/2027(b)(c)	$4,250,000	$4,268,492
4.50% (SOFR + 0.84%), 01/13/2028(b)(c)	4,000,000	4,012,050
Ford Motor Credit Co. LLC
5.13% (SOFR + 1.45%), 11/05/2026(c)	7,625,000	7,637,198
5.69% (SOFR + 2.03%), 03/20/2028(c)(d)	2,540,000	2,575,543
Hyundai Capital America
5.16% (SOFR + 1.50%), 01/08/2027(b)(c)	4,700,000	4,718,838
4.70% (SOFR + 1.04%), 06/24/2027(b)(c)	5,225,000	5,247,903
4.58% (SOFR + 0.92%), 01/07/2028(b)(c)	3,000,000	3,007,795
Volkswagen Group of America Finance LLC (Germany), 4.72% (SOFR + 1.06%), 03/25/2027(b)(c)	8,000,000	8,021,359
		39,489,178
Commercial & Residential Mortgage Finance-1.04%
Nationwide Building Society (United Kingdom)
4.92% (SOFR + 1.29%), 02/16/2028(b)(c)(d)	4,000,000	4,013,860
4.74% (SOFR + 1.07%), 07/14/2029(b)(c)	5,000,000	5,029,107
4.67% (SOFR + 1.01%), 09/30/2030(b)(c)	10,000,000	10,047,839
		19,090,806
Consumer Finance-1.48%
American Express Co., 4.61% (SOFR + 0.93%), 07/26/2028(c)	4,075,000	4,092,227
General Motors Financial Co., Inc.
4.68% (SOFR + 1.04%), 02/26/2027(c)	7,597,000	7,613,387
4.98% (SOFR + 1.35%), 05/08/2027(c)	6,500,000	6,531,514
4.72% (SOFR + 1.05%), 07/15/2027(c)	4,000,000	4,009,285
4.83% (SOFR + 1.17%), 04/04/2028(c)(d)	5,000,000	5,023,623
		27,270,036
Diversified Banks-16.69%
ABN AMRO Bank N.V. (Netherlands)
5.44% (SOFR + 1.78%), 09/18/2027(b)(c)(d)	7,000,000	7,012,119
4.65% (SOFR + 1.00%), 12/03/2028(b)(c)	7,600,000	7,627,815
Banco Santander S.A. (Spain)
5.03% (SOFR + 1.38%), 03/14/2028(c)	1,200,000	1,204,735
4.78% (SOFR + 1.12%), 07/15/2028(c)(d)	5,000,000	5,027,633
4.65% (SOFR + 0.99%), 04/15/2029(c)	6,200,000	6,243,107
	Principal Amount	Value
Diversified Banks-(continued)
Bank of America Corp.
4.69% (3 mo. Term SOFR + 1.02%), 09/15/2026(c)	$2,706,000	$2,707,665
4.73% (SOFR + 1.05%), 02/04/2028(c)(d)	1,685,000	1,690,115
4.51% (SOFR + 0.83%), 01/24/2029(c)	200,000	200,625
4.74% (SOFR + 1.11%), 05/09/2029(c)	1,500,000	1,512,425
Series N, 4.56% (SOFR + 0.88%), 04/23/2030(c)	7,500,000	7,513,899
Bank of Montreal (Canada), 4.54% (SOFR + 0.86%), 01/27/2029(c)	125,000	125,463
Bank of Nova Scotia (The) (Canada)
5.25% 06/12/2028	2,500,000	2,533,319
4.52% (SOFR + 0.89%), 02/14/2029(c)	5,625,000	5,647,696
Banque Federative du Credit Mutuel S.A. (France)
4.48% (SOFR + 0.82%), 07/09/2029(b)(c)	7,500,000	7,507,780
4.90% (SOFR + 1.23%), 01/22/2030(b)(c)	5,000,000	5,066,297
Barclays PLC (United Kingdom)
5.54% (SOFR + 1.88%), 09/13/2027(c)(d)	2,750,000	2,754,429
5.15% (SOFR + 1.49%), 03/12/2028(c)	6,500,000	6,534,049
BNP Paribas S.A. (France), 5.06% (SOFR + 1.43%), 05/09/2029(b)(c)	6,250,000	6,313,722
BPCE S.A. (France), 5.65% (SOFR + 1.98%), 10/19/2027(b)(c)	6,250,000	6,268,778
Canadian Imperial Bank of Commerce (Canada)
4.38% (SOFR + 0.72%), 01/13/2028(c)	5,000,000	5,006,185
4.69% (SOFR + 1.03%), 03/30/2029(c)(d)	4,000,000	4,025,104
Citigroup, Inc.
4.92% (SOFR + 1.28%), 02/24/2028(c)(d)	6,077,000	6,103,174
4.52% (SOFR + 0.87%), 03/04/2029(c)	3,274,000	3,281,837
5.09% (SOFR + 1.46%), 05/07/2031(c)	8,990,000	9,158,954
Credit Agricole S.A. (France), 4.86% (SOFR + 1.21%), 09/11/2028(b)(c)	75,000	75,471
Fifth Third Bank N.A., 4.49% (SOFR + 0.81%), 01/28/2028(c)	2,634,000	2,636,910
Goldman Sachs Bank USA, 4.37% (SOFR + 0.72%), 06/03/2029(c)	6,500,000	6,509,639
HSBC Holdings PLC (United Kingdom)
4.68% (SOFR + 1.03%), 03/03/2029(c)	3,636,000	3,655,395
4.92% (SOFR + 1.29%), 11/19/2030(c)	5,000,000	5,054,784
4.86% (SOFR + 1.21%), 03/10/2032(c)	7,500,000	7,551,581
Huntington National Bank (The), 4.38% (SOFR + 0.72%), 04/12/2028(c)	3,103,000	3,104,180
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
ING Groep N.V. (Netherlands)
5.21% (SOFR + 1.56%), 09/11/2027(c)	$6,575,000	$6,581,553
4.67% (SOFR + 1.01%), 03/25/2029(c)	5,000,000	5,026,584
JPMorgan Chase & Co.
4.82% (SOFR + 1.18%), 02/24/2028(c)	3,500,000	3,514,693
4.59% (SOFR + 0.92%), 04/22/2028(c)	7,500,000	7,525,715
4.60% (SOFR + 0.93%), 07/22/2028(c)	5,000,000	5,026,076
4.47% (SOFR + 0.80%), 01/24/2029(c)	5,200,000	5,219,046
4.51% (SOFR + 0.84%), 01/22/2032(c)(d)	2,800,000	2,791,489
Lloyds Banking Group PLC (United Kingdom)
5.19% (SOFR + 1.56%), 08/07/2027(c)	3,158,000	3,158,426
5.24% (SOFR + 1.58%), 01/05/2028(c)	4,575,000	4,596,802
4.70% (SOFR + 1.06%), 11/26/2028(c)	125,000	125,679
Mitsubishi Ufj Financial Group, Inc. (Japan), 4.51% (SOFR + 0.84%), 07/24/2030(c)	5,000,000	4,999,984
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.15% (SOFR + 1.48%), 04/24/2031(c)	3,625,000	3,699,450
Mizuho Financial Group, Inc. (Japan)
4.51% (SOFR + 0.85%), 07/13/2030(c)	8,000,000	7,996,422
4.71% (SOFR + 1.08%), 05/13/2031(c)	5,000,000	5,029,780
Morgan Stanley Bank N.A.
4.51% (SOFR + 0.87%), 05/26/2028(c)	3,200,000	3,204,937
4.61% (SOFR + 0.94%), 07/14/2028(c)	5,000,000	5,019,311
4.61% (SOFR + 0.98%), 05/10/2030(c)	6,496,000	6,533,056
Morgan Stanley Private Bank N.A., 4.40% (SOFR + 0.77%), 02/08/2030(c)	5,000,000	4,986,520
NatWest Group PLC (United Kingdom), 4.93% (SOFR + 1.30%), 11/15/2028(c)	3,500,000	3,526,295
NatWest Markets PLC (United Kingdom), 4.59% (SOFR + 0.93%), 03/27/2029(b)(c)(d)	5,000,000	5,023,542
PNC Financial Services Group, Inc. (The), 4.36% (SOFR + 0.68%), 10/26/2029(c)	6,500,000	6,495,552
Royal Bank of Canada (Canada), 4.53% (SOFR + 0.86%), 10/18/2028(c)	200,000	200,851
Skandinaviska Enskilda Banken AB (Sweden), 4.71% (SOFR + 1.06%), 09/03/2030(b)(c)(d)	7,500,000	7,543,642
	Principal Amount	Value
Diversified Banks-(continued)
Societe Generale S.A. (France)
4.74% (SOFR + 1.10%), 02/19/2027(b)(c)	$2,000,000	$2,008,638
5.33% (SOFR + 1.66%), 01/19/2028(b)(c)	5,575,000	5,602,483
5.06% (SOFR + 1.42%), 05/22/2029(b)(c)(d)	4,000,000	4,035,329
4.76% (SOFR + 1.10%), 04/12/2030(b)(c)	3,000,000	3,006,876
Standard Chartered Bank (United Kingdom), 4.31% (SOFR + 0.65%), 10/08/2026(c)	3,000,000	3,002,269
Standard Chartered PLC (United Kingdom)
5.66% (SOFR + 2.03%), 02/08/2028(b)(c)	4,000,000	4,029,512
4.80% (SOFR + 1.17%), 05/14/2028(b)(c)(d)	4,000,000	4,018,102
4.91% (SOFR + 1.24%), 01/21/2029(b)(c)	3,500,000	3,525,966
Svenska Handelsbanken AB (Sweden), 4.31% (SOFR + 0.66%), 05/28/2027(b)(c)(d)	5,475,000	5,493,929
U.S. Bank N.A., 4.54% (SOFR + 0.91%), 05/15/2028(c)(d)	7,500,000	7,523,011
USB Realty Corp., 5.16% (3 mo. Term SOFR + 1.41%)(b)(c)(e)	1,100,000	984,589
Wells Fargo & Co.
4.45% (SOFR + 0.78%), 01/24/2028(c)	5,596,000	5,607,181
4.74% (SOFR + 1.07%), 04/22/2028(c)	7,075,000	7,102,786
5.04% (SOFR + 1.37%), 04/23/2029(c)(d)	3,750,000	3,795,635
		307,216,596
Diversified Capital Markets-0.91%
Deutsche Bank AG (Germany)
4.85% (SOFR + 1.22%), 11/16/2027(c)	4,050,000	4,058,153
4.87% (SOFR + 1.21%), 01/10/2029(c)	6,597,000	6,622,909
4.98% (SOFR + 1.30%), 08/04/2031(c)(d)	6,000,000	6,017,355
Macquarie Group Ltd. (Australia), 4.58% (SOFR + 0.92%), 09/23/2027(b)(c)	75,000	75,048
		16,773,465
Diversified Financial Services-0.09%
LPL Holdings, Inc., 4.90%, 04/03/2028	1,629,000	1,629,263
Diversified Metals & Mining-0.51%
Glencore Funding LLC (Australia)
4.41% (SOFR + 0.75%), 10/01/2026(b)(c)	3,214,000	3,216,097
4.72% (SOFR + 1.06%), 04/04/2027(b)(c)	6,223,000	6,248,900
		9,464,997
Electric Utilities-0.49%
Consolidated Edison Co. of New York, Inc., 4.15% (SOFR + 0.52%), 11/18/2027(c)	1,324,000	1,325,879
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Georgia Power Co., 3.94% (SOFR + 0.28%), 09/15/2026(c)(d)	$3,679,000	$3,679,319
National Rural Utilities Cooperative Finance Corp., 4.48% (SOFR + 0.82%), 09/16/2027(c)	4,000,000	4,020,126
		9,025,324
Integrated Telecommunication Services-0.70%
NTT Finance Corp. (Japan)
4.74% (SOFR + 1.08%), 07/16/2028(b)(c)	2,333,000	2,350,461
4.49% (SOFR + 0.83%), 06/20/2029(b)(c)(d)	5,625,000	5,626,320
4.69% (SOFR + 1.03%), 06/20/2031(b)(c)	5,000,000	4,998,644
		12,975,425
Investment Banking & Brokerage-1.80%
Goldman Sachs Group, Inc. (The)
4.47% (SOFR + 0.82%), 09/10/2027(c)	3,500,000	3,501,044
5.85% (3 mo. Term SOFR + 2.01%), 10/28/2027(c)	1,220,000	1,224,752
5.51% (SOFR + 1.85%), 03/15/2028(c)	3,500,000	3,527,238
4.96% (SOFR + 1.29%), 04/23/2028(c)	1,308,000	1,315,187
Morgan Stanley
4.69% (SOFR + 1.02%), 04/13/2028(c)	7,500,000	7,523,123
5.05% (SOFR + 1.38%), 04/12/2029(c)	3,500,000	3,533,505
4.46% (SOFR + 0.80%), 01/09/2030(c)	7,500,000	7,472,624
Nomura Holdings, Inc. (Japan), 4.80% (SOFR + 1.14%), 07/14/2031(c)	5,000,000	5,024,493
		33,121,966
Life & Health Insurance-3.35%
Athene Global Funding
4.68% (SOFR + 1.03%), 08/27/2026(b)(c)	6,000,000	6,002,700
4.87% (SOFR + 1.21%), 03/25/2027(b)(c)	5,000,000	5,014,940
4.61% (SOFR + 0.95%), 04/19/2027(b)(c)	7,500,000	7,514,602
4.60% (SOFR + 0.95%), 03/06/2028(b)(c)	3,000,000	2,996,950
4.66% (SOFR + 1.00%), 09/18/2028(b)(c)	8,000,000	7,952,801
Corebridge Global Funding
4.96% (SOFR + 1.30%), 09/25/2026(b)(c)	4,320,000	4,325,883
4.41% (SOFR + 0.75%), 01/07/2028(b)(c)	7,000,000	6,994,705
4.52% (SOFR + 0.86%), 12/15/2028(b)(c)	5,000,000	4,991,360
F&G Global Funding, 4.98% (SOFR + 1.33%), 09/08/2028(b)(c)	7,250,000	7,280,735
	Principal Amount	Value
Life & Health Insurance-(continued)
Jackson National Life Global Funding, 4.64% (SOFR + 0.97%), 01/14/2028(b)(c)	$5,000,000	$5,012,970
Protective Life Global Funding, 4.50% (SOFR + 0.85%), 09/11/2028(b)(c)	3,500,000	3,508,895
		61,596,541
Regional Banks-0.41%
Santander Holdings USA, Inc., 5.27% (SOFR + 1.61%), 03/20/2029(c)	7,500,000	7,580,938
Soft Drinks & Non-alcoholic Beverages-0.60%
Keurig Dr Pepper, Inc.
4.21% (SOFR + 0.58%), 11/15/2026(c)	6,000,000	6,001,566
4.54% (SOFR + 0.88%), 03/15/2027(c)(d)	5,000,000	5,012,012
		11,013,578
Systems Software-0.27%
Oracle Corp., 4.79% (SOFR + 1.11%), 02/04/2029(c)	5,000,000	4,957,767
Technology Hardware, Storage & Peripherals-0.33%
Hewlett Packard Enterprise Co., 4.64% (SOFR + 0.98%), 03/23/2028(c)	6,000,000	6,036,964
Transaction & Payment Processing Services-0.19%
Fidelity National Information Services, Inc., 4.86% (SOFR + 1.21%), 03/10/2029(c)(d)	3,500,000	3,512,510
Total U.S. Dollar Denominated Bonds & Notes (Cost $568,875,547)		570,755,354

Agency Credit Risk Transfer Notes-24.52%
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1M2, 5.27% (30 Day Average SOFR + 1.65%), 12/25/2041(b)(c)(f)	9,499,702	9,519,274
Series 2022-R02, Class 2M2, 6.62% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(c)(f)	12,870,286	12,990,560
Series 2022-R03, Class 1M2, 7.12% (30 Day Average SOFR + 3.50%), 03/25/2042(b)(c)(f)	11,850,000	12,042,574
Series 2022-R04, Class 1M2, 6.72% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(c)(f)	4,510,000	4,567,492
Series 2022-R05, Class 2M2, 6.62% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(c)(f)	8,371,972	8,476,376
Series 2022-R06, Class 1M1, 6.37% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(c)(f)	4,034,165	4,071,023
Series 2022-R06, Class 1M2, 7.47% (30 Day Average SOFR + 3.85%), 05/25/2042(b)(c)(f)	15,500,000	15,857,652
Series 2022-R07, Class 1M1, 6.57% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(f)	716,347	723,793
Series 2022-R08, Class 1M2, 7.22% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(c)(f)	8,290,000	8,498,973
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Series 2022-R09, Class 2M1, 6.12% (30 Day Average SOFR + 2.50%), 09/25/2042(b)(c)(f)	$5,829,412	$5,873,568
Series 2023-R01, Class 1M2, 7.37% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(c)(f)	1,225,000	1,270,426
Series 2023-R02, Class 1M2, 6.97% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(c)(f)	700,000	722,194
Series 2023-R03, Class 2M1, 6.12% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(c)(f)	7,046,075	7,088,239
Series 2023-R03, Class 2M2, 7.52% (30 Day Average SOFR + 3.90%), 04/25/2043(b)(c)(f)	4,046,476	4,220,047
Series 2023-R04, Class 1M1, 5.92% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(c)(f)	7,741,551	7,848,097
Series 2023-R04, Class 1M2, 7.17% (30 Day Average SOFR + 3.55%), 05/25/2043(b)(c)(f)	6,850,000	7,141,911
Series 2023-R05, Class 1M1, 5.52% (30 Day Average SOFR + 1.90%), 06/25/2043(b)(c)(f)	858,952	863,411
Series 2023-R05, Class 1M2, 6.72% (30 Day Average SOFR + 3.10%), 06/25/2043(b)(c)(f)	1,100,000	1,136,856
Series 2023-R06, Class 1M1, 5.32% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(c)(f)	1,097,214	1,099,759
Series 2023-R06, Class 1M2, 6.32% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(c)(f)	5,180,000	5,307,889
Series 2023-R07, Class 2M1, 5.57% (30 Day Average SOFR + 1.95%), 09/25/2043(b)(c)(f)	2,650,075	2,653,638
Series 2023-R07, Class 2M2, 6.87% (30 Day Average SOFR + 3.25%), 09/25/2043(b)(c)(f)	2,500,000	2,572,343
Series 2023-R08, Class 1M1, 5.12% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(c)(f)	1,009,515	1,009,941
Series 2024-R02, Class 1M2, 5.42% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(c)(f)	6,986,440	7,048,009
Series 2024-R03, Class 2M1, 4.77% (30 Day Average SOFR + 1.15%), 03/25/2044(b)(c)(f)	771,458	771,528
Series 2024-R03, Class 2M2, 5.57% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(c)(f)	9,173,000	9,249,539
Series 2024-R04, Class 1M2, 5.27% (30 Day Average SOFR + 1.65%), 05/25/2044(b)(c)(f)	4,257,055	4,272,273
Series 2024-R05, Class 2M2, 5.32% (30 Day Average SOFR + 1.70%), 07/25/2044(b)(c)(f)	7,516,844	7,535,048
Series 2025-R01, Class 1A1, 4.57% (30 Day Average SOFR + 0.95%), 01/25/2045(b)(c)(f)	6,746,534	6,750,935
	Principal Amount	Value

Series 2025-R02, Class 1M1, 4.77% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(c)(f)	$1,220,445	$1,220,669
Series 2025-R02, Class 1M2, 5.22% (30 Day Average SOFR + 1.60%), 02/25/2045(b)(c)(f)	1,888,000	1,895,459
Series 2025-R03, Class 2M1, 5.22% (30 Day Average SOFR + 1.60%), 03/25/2045(b)(c)(f)	2,140,252	2,142,016
Series 2025-R03, Class 2M2, 5.87% (30 Day Average SOFR + 2.25%), 03/25/2045(b)(c)(f)	11,508,000	11,635,902
Series 2025-R04, Class 1M1, 4.82% (30 Day Average SOFR + 1.20%), 05/25/2045(b)(c)(f)	4,659,738	4,664,320
Series 2025-R04, Class 1M2, 5.12% (30 Day Average SOFR + 1.50%), 05/25/2045(b)(c)(f)	2,575,000	2,584,219
Series 2025-R05, Class 2A1, 4.62% (30 Day Average SOFR + 1.00%), 07/25/2045(b)(c)(f)	2,214,543	2,218,231
Series 2025-R05, Class 2M1, 4.82% (30 Day Average SOFR + 1.20%), 07/25/2045(b)(c)(f)	6,640,043	6,642,460
Series 2025-R06, Class 1A1, 4.52% (30 Day Average SOFR + 0.90%), 09/25/2045(b)(c)(f)	3,745,811	3,747,360
Series 2025-R06, Class 1M1, 4.57% (30 Day Average SOFR + 0.95%), 09/25/2045(b)(c)(f)	3,389,625	3,386,869
Series 2026-R01, Class 2M1, 4.62% (30 Day Average SOFR + 1.00%), 01/25/2046(b)(c)(f)	7,347,748	7,349,645
Series 2026-R02, Class 1M1, 4.67% (30 Day Average SOFR + 1.05%), 02/25/2046(b)(c)(f)	5,293,378	5,293,661
Series 2026-R03, Class 2M1, 4.87% (30 Day Average SOFR + 1.25%), 04/25/2046(b)(c)(f)	8,856,872	8,873,017
Series 2026-R03, Class 2M2, 5.17% (30 Day Average SOFR + 1.55%), 04/25/2046(b)(c)(f)	1,500,000	1,510,998
Freddie Mac
Series 2021-DNA5, Class M2, STACR®, 5.27% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(c)(g)	520,212	520,910
Series 2021-DNA6, Class M2, STACR®, 5.12% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(c)(g)	3,727,428	3,732,298
Series 2021-DNA7, Class M2, STACR®, 5.42% (30 Day Average SOFR + 1.80%), 11/25/2041(b)(c)(g)	2,610,527	2,618,134
Series 2021-HQA3, Class M1, STACR®, 4.47% (30 Day Average SOFR + 0.85%), 09/25/2041(b)(c)(g)	3,753,050	3,751,042
Series 2022-DNA1, Class M2, STACR®, 6.12% (30 Day Average SOFR + 2.50%), 01/25/2042(b)(c)(g)	5,834,000	5,871,826
Series 2022-DNA2, Class M1A, STACR®, 4.92% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(c)(g)	251,589	251,601
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Series 2022-DNA2, Class M2, STACR®, 7.37% (30 Day Average SOFR + 3.75%), 02/25/2042(b)(c)(g)	$13,846,000	$14,057,560
Series 2022-DNA3, Class M1B, STACR®, 6.52% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(c)(g)	9,343,000	9,468,663
Series 2022-DNA3, Class M2, STACR®, 7.97% (30 Day Average SOFR + 4.35%), 04/25/2042(b)(c)(g)	2,000,000	2,048,889
Series 2022-DNA4, Class M1A, STACR®, 5.82% (30 Day Average SOFR + 2.20%), 05/25/2042(b)(c)(g)	1,799,353	1,806,931
Series 2022-DNA4, Class M2, STACR®, 8.87% (30 Day Average SOFR + 5.25%), 05/25/2042(b)(c)(g)	10,000,000	10,342,734
Series 2022-DNA5, Class M1, STACR®, 8.12% (30 Day Average SOFR + 4.50%), 06/25/2042(b)(c)(g)	9,283,103	9,579,720
Series 2022-DNA5, Class M1A, STACR®, 6.57% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(g)	3,470,952	3,507,033
Series 2022-DNA5, Class M2, STACR®, 10.37% (30 Day Average SOFR + 6.75%), 06/25/2042(b)(c)(g)	8,500,000	8,937,670
Series 2022-DNA6, Class M1, STACR®, 5.77% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(c)(g)	252,385	252,711
Series 2022-DNA6, Class M1, STACR®, 7.32% (30 Day Average SOFR + 3.70%), 09/25/2042(b)(c)(g)	2,750,000	2,825,008
Series 2022-HQA2, Class M1, STACR®, 6.27% (30 Day Average SOFR + 2.65%), 07/25/2042(b)(c)(g)	362,874	367,411
Series 2022-HQA3, Class M1, STACR®, 7.17% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(c)(g)	2,905,000	2,984,423
Series 2023-DNA1, Class M1, STACR®, 6.72% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(c)(g)	9,125,000	9,405,328
Series 2023-DNA1, Class M1, STACR®, 5.72% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(g)	11,444,880	11,566,338
Series 2023-DNA2, Class M1, STACR®, 6.87% (30 Day Average SOFR + 3.25%), 04/25/2043(b)(c)(g)	9,268,982	9,602,465
Series 2023-HQA1, Class M1, STACR®, 5.62% (30 Day Average SOFR + 2.00%), 05/25/2043(b)(c)(g)	1,785,608	1,794,234
Series 2023-HQA2, Class M1, STACR®, 5.62% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(c)(g)	214,769	214,991
Series 2023-HQA2, Class M1, STACR®, 6.97% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(c)(g)	2,500,000	2,569,004
Series 2023-HQA3, Class A1, STACR®, 5.47% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(c)(g)	6,897,567	6,932,970
Series 2023-HQA3, Class M2, STACR®, 5.47% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(c)(g)	7,526,092	7,562,540
	Principal Amount	Value

Series 2023-HQA3, Class M2, STACR®, 6.97% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(c)(g)	$6,000,000	$6,237,611
Series 2024-DNA1, Class A1, STACR®, 4.97% (30 Day Average SOFR + 1.35%), 02/25/2044(b)(c)(g)	885,033	888,985
Series 2024-DNA1, Class M2, STACR®, 5.57% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(c)(g)	2,880,000	2,906,948
Series 2024-DNA2, Class A1, STACR®, 4.87% (30 Day Average SOFR + 1.25%), 05/25/2044(b)(c)(g)	9,183,941	9,225,848
Series 2024-DNA2, Class M1, STACR®, 4.82% (30 Day Average SOFR + 1.20%), 05/25/2044(b)(c)(g)	2,864,055	2,865,050
Series 2024-DNA3, Class A1, STACR®, 4.67% (30 Day Average SOFR + 1.05%), 10/25/2044(b)(c)(g)	500,000	500,800
Series 2024-DNA3, Class M2, STACR®, 5.07% (30 Day Average SOFR + 1.45%), 10/25/2044(b)(c)(g)	36,283	36,274
Series 2024-HQA1, Class A1, STACR®, 4.87% (30 Day Average SOFR + 1.25%), 03/25/2044(b)(c)(g)	8,695,209	8,725,809
Series 2024-HQA1, Class M1, STACR®, 4.87% (30 Day Average SOFR + 1.25%), 03/25/2044(b)(c)(g)	897,170	897,843
Series 2024-HQA1, Class M2, STACR®, 5.62% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(c)(g)	7,500,000	7,568,753
Series 2024-HQA2, Class M1, STACR®, 4.82% (30 Day Average SOFR + 1.20%), 08/25/2044(b)(c)(g)	4,355,679	4,356,341
Series 2025-DNA1, Class A1, STACR®, 4.57% (30 Day Average SOFR + 0.95%), 01/25/2045(b)(c)(g)	1,112,500	1,113,654
Series 2025-DNA2, Class A1, STACR®, 4.72% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(c)(g)	800,800	803,174
Series 2025-DNA2, Class M1, STACR®, 4.82% (30 Day Average SOFR + 1.20%), 05/25/2045(b)(c)(g)	683,028	683,146
Series 2025-DNA4, Class A1, STACR®, 4.52% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)(g)	1,679,438	1,680,264
Series 2025-DNA4, Class M1, STACR®, 4.72% (30 Day Average SOFR + 1.10%), 10/25/2045(b)(c)(g)	3,892,465	3,903,117
Series 2025-HQA1, Class A1, STACR®, 4.57% (30 Day Average SOFR + 0.95%), 02/25/2045(b)(c)(g)	7,546,875	7,554,855
Series 2025-HQA1, Class M1, STACR®, 4.77% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(c)(g)	7,298,208	7,299,846
Series 2026-DNA2, Class M1, STACR®, 4.82% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(c)(g)	8,273,470	8,283,637
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Series 2026-HQA1, Class A1, STACR®, 4.62% (30 Day Average SOFR + 1.00%), 05/25/2046(b)(c)(g)	$8,505,375	$8,536,074
Series 2026-HQA1, Class M1, STACR®, 4.87% (30 Day Average SOFR + 1.25%), 05/25/2046(b)(c)(g)	10,276,817	10,293,093
Total Agency Credit Risk Transfer Notes (Cost $451,141,354)		451,281,750

Asset-Backed Securities-18.59%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	267	266
Affirm Asset Securitization Trust, Series 2025-X1, Class D, 6.11%, 04/15/2030(b)	4,750,000	4,768,943
Angel Oak Mortgage Trust
Series 2025-5, Class A1, 5.57%, 04/25/2070(b)	2,947,547	2,946,482
Series 2025-HB1, Class A1, 5.42% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	1,052,263	1,059,441
Arby’s Funding LLC, Series 2020-1A, Class A2, 3.24%, 07/30/2050(b)	1,724,625	1,679,345
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 5.10% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(c)	3,250,000	153,460
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 5.44%, 10/25/2033(h)	51,572	50,164
Series 2003-8, Class 4A1, 6.14%, 01/25/2034(h)	86,533	83,743
BRAVO Residential Funding Trust
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(b)	3,977,646	3,989,393
Series 2026-NQM6, Class A1, 4.87% (30 Day Average SOFR + 1.25%), 05/25/2066(b)(c)	4,974,746	4,977,794
BX Commercial Mortgage Trust
Series 2021-ACNT, Class B, 5.04% (1 mo. Term SOFR + 1.36%), 11/15/2038(b)(c)	3,384,403	3,384,736
Series 2024-MF, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 02/15/2039(b)(c)	8,854,545	8,875,539
Series 2026-CSMO, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(c)	6,000,000	6,024,859
BX Trust
Series 2021-BXMF, Class A, 4.43% (1 mo. Term SOFR + 0.75%), 10/15/2026(b)(c)	1,938,494	1,937,979
Series 2024-VLT4, Class A, 5.17% (1 mo. Term SOFR + 1.49%), 06/15/2041(b)(c)	4,797,500	4,797,827
Series 2025-VLT7, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(c)	4,000,000	3,995,007
Series 2025-VOLT, Class B, 5.78% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	7,040,000	7,056,241
	Principal Amount	Value

CarMax Auto Owner Trust, Series 2024- 1, Class C, 5.47%, 08/15/2029	$2,000,000	$2,019,273
Carmax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 01/15/2030	1,400,000	1,416,102
Chase Home Lending Mortgage Trust
Series 2024-6, Class A11, 4.87% (30 Day Average SOFR + 1.25%), 05/25/2055(b)(c)	1,748,978	1,751,344
Series 2024-7, Class A11, 4.92% (30 Day Average SOFR + 1.30%), 06/25/2055(b)(c)	2,212,994	2,213,591
Series 2025-1, Class A11, 4.82% (30 Day Average SOFR + 1.20%), 11/25/2055(b)(c)	3,538,226	3,530,654
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11, 4.98% (30 Day Average SOFR + 1.35%), 07/25/2054(b)(c)	2,243,315	2,245,318
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/2045(b)	1,644,215	1,536,987
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 4.49% (1 mo. Term SOFR + 0.76%), 09/25/2042(b)(c)	49,861	49,396
Series 2018-AGS, Class A2, 4.34% (1 mo. Term SOFR + 0.61%), 02/25/2044(b)(c)	120,685	119,831
Series 2018-CGS, Class A2, 4.64% (1 mo. Term SOFR + 0.91%), 02/25/2046(b)(c)	244,750	243,205
CONE Trust, Series 2024-DFW1, Class A, 5.32% (1 mo. Term SOFR + 1.64%), 08/15/2041(b)(c)	6,370,000	6,348,103
CPS Auto Receivables Trust
Series 2023-D, Class C, 7.17%, 01/15/2030(b)	1,974,602	1,986,234
Series 2024-D, Class C, 4.76%, 01/15/2031(b)	1,558,000	1,557,583
Cross Mortgage Trust, Series 2024-H7, Class A1, 5.59%, 11/25/2069(b)(h)	3,288,818	3,293,367
DBC Mortgage Trust, Series 2025-DBC, Class A, 5.03% (1 mo. Term SOFR + 1.35%), 11/15/2042(b)(c)	8,760,000	8,782,031
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 4.53% (30 Day Average SOFR + 0.91%), 10/25/2056(b)(c)	197,534	197,557
Ellington Financial Mortgage Trust, Series 2026-NQM7, Class A1F, 4.92% (30 Day Average SOFR + 1.30%), 07/25/2071(b)(c)	3,737,673	3,739,957
Ford Credit Auto Lease Trust, Series 2024-B, Class B, 5.18%, 02/15/2028	5,000,000	5,021,163
GS Mortgage-Backed Securities Trust
Series 2024-HE1, Class A1, 5.22% (30 Day Average SOFR + 1.60%), 08/25/2054(b)(c)	6,249,463	6,276,868
Series 2024-HE2, Class A1, 5.12% (30 Day Average SOFR + 1.50%), 01/25/2055(b)(c)	3,709,543	3,723,880
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Series 2025-HE1, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	$2,219,570	$2,229,387
Series 2025-HE2, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(c)	6,968,899	7,000,685
Hertz Vehicle Financing III L.P., Series 2021-2A, Class C, 2.52%, 12/27/2027(b)	2,170,000	2,157,030
Hotwire Funding LLC, Series 2021-1, Class B, 2.66%, 11/20/2051(b)	3,000,000	2,979,462
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(b)	641,786	644,808
J.P. Morgan Mortgage Trust
Series 2024-11, Class A11, 4.87% (30 Day Average SOFR + 1.25%), 04/25/2055(b)(c)	1,571,245	1,576,457
Series 2024-9, Class A11, 4.97% (30 Day Average SOFR + 1.35%), 02/25/2055(b)(c)	1,114,290	1,116,215
Series 2024-HE2, Class M1, 5.32% (30 Day Average SOFR + 1.70%), 10/20/2054(b)(c)	1,349,593	1,357,181
Series 2024-HE3, Class M1, 5.27% (30 Day Average SOFR + 1.65%), 02/25/2055(b)(c)	3,486,403	3,507,730
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 5.18% (1 mo. Term SOFR + 1.51%), 06/15/2035(b)(c)	2,385,000	1,180,575
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 4.74% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	33,678	33,174
Series 2019-INV2, Class A1, 4.74% (1 mo. Term SOFR + 1.01%), 02/25/2050(b)(c)	139,305	137,080
Series 2019-INV3, Class A11, 4.84% (1 mo. Term SOFR + 1.11%), 05/25/2050(b)(c)	56,075	55,320
Series 2020-8, Class A11, 4.53% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	159,064	150,489
Series 2020-LTV1, Class A11, 4.76% (1 mo. Term SOFR + 1.11%), 06/25/2050(b)(c)	579	579
Series 2021-1, Class A11, 4.28% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	505,244	469,876
Series 2024-5, Class A11, 4.87% (30 Day Average SOFR + 1.25%), 11/25/2054(b)(c)	2,375,058	2,373,634
KRE Commercial Mortgage Trust, Series 2025-AIP4, Class A, 4.98% (1 mo. Term SOFR + 1.30%), 03/15/2042(b)(c)	6,449,056	6,442,114
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 5.27% (1 mo. Term SOFR + 1.59%), 05/15/2041(b)(c)	5,000,000	4,939,456
	Principal Amount	Value

Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 4.58% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(c)	$2,453,959	$2,317,081
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 4.48% (1 mo. Term SOFR + 0.75%), 10/25/2028(c)	7,874	7,773
Series 2005-A2, Class A5, 5.11%, 02/25/2035(h)	29,271	28,112
MFA Trust, Series 2025-NQM5, Class A1F, 4.87% (30 Day Average SOFR + 1.25%), 11/25/2070(b)(c)	3,043,047	3,041,659
MILE Trust, Series 2025-STNE, Class B, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(c)	1,000,000	1,007,800
Mission Lane Credit Card Master Trust
Series 2024-B, Class A, 5.88%, 01/15/2030(b)	3,750,000	3,755,798
Series 2026-A, Class A, 4.95%, 07/15/2032(b)	5,380,000	5,338,309
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-4, Class AF, 4.97% (30 Day Average SOFR + 1.35%), 09/25/2054(b)(c)	2,759,250	2,765,062
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 4.84% (1 mo. Term SOFR + 1.16%), 12/15/2059(b)(c)	1,091,927	1,093,226
Navient Student Loan Trust
Series 2021-1A, Class A1B, 4.33% (30 Day Average SOFR + 0.71%), 12/26/2069(b)(c)	3,718,072	3,695,787
Series 2021-2A, Class A1B, 4.28% (30 Day Average SOFR + 0.66%), 02/25/2070(b)(c)	1,353,418	1,342,417
Nelnet Student Loan Trust
Series 2014-3A, Class A, 4.31% (30 Day Average SOFR + 0.69%), 06/25/2041(b)(c)	431,732	428,488
Series 2020-5A, Class A, 4.72% (1 mo. Term SOFR + 0.99%), 10/25/2068(b)(c)	2,619,907	2,626,460
Series 2021-A, Class A2, 4.81% (1 mo. Term SOFR + 1.14%), 04/20/2062(b)(c)	9,125,000	9,140,100
Series 2025-AA, Class A1B, 4.73% (30 Day Average SOFR + 1.10%), 03/15/2057(b)(c)	1,880,772	1,874,792
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 4.53% (30 Day Average SOFR + 0.90%), 03/15/2029(b)(c)	4,000,000	4,012,490
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.07% (1 mo. Term SOFR + 1.39%), 10/15/2040(b)(c)	10,000,000	10,037,510
OBX Trust
Series 2019-EXP2, Class 2A2, 4.96% (1 mo. Term SOFR + 1.31%), 06/25/2059(b)(c)	57,190	56,953
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value

Series 2019-INV2, Class A11, 4.71% (1 mo. Term SOFR + 1.06%), 05/27/2049(b)(c)	$2,115,993	$2,087,818
Series 2020-EXP1, Class 2A2, 4.79% (1 mo. Term SOFR + 1.06%), 02/25/2060(b)(c)	135,966	135,430
Series 2020-EXP3, Class 2A2, 5.04% (1 mo. Term SOFR + 1.31%), 01/25/2060(b)(c)	129,967	130,209
Series 2020-INV1, Class A11, 4.66% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	150,303	147,239
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(b)	442,357	443,344
Series 2025-HE1, Class A1, 5.22% (30 Day Average SOFR + 1.60%), 02/25/2055(b)(c)	1,900,865	1,910,216
Series 2025-HE2, Class A1, 5.07% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(c)	6,862,745	6,881,166
Series 2026-HE2, Class A1A, 4.97% (30 Day Average SOFR + 1.35%), 06/25/2056(b)(c)	12,518,330	12,552,021
Series 2026-NQM1, Class A1F, 4.87% (30 Day Average SOFR + 1.25%), 11/25/2065(b)(c)	2,327,144	2,327,830
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 5.13% (30 Day Average SOFR + 1.50%), 09/15/2036(b)(c)	9,000,000	9,049,943
Pagaya AI Debt Selection Trust, Series 2026-5, Class B, 6.39%, 03/15/2034(b)	7,100,000	7,108,628
Rate Mortgage Trust, Series 2025-J3, Class A27, 5.17% (30 Day Average SOFR + 1.55%), 11/25/2055(b)(c)	4,436,586	4,452,889
Research-Driven Pagaya Motor Asset Trust, Series 2026-4A, Class A4, 5.80%, 05/25/2035(b)	4,000,000	4,006,217
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 4.93% (1 mo. Term SOFR + 1.25%), 08/15/2042(b)(c)	11,446,000	11,459,011
SCG Mortgage Trust, Series 2026-PALM, Class A, 4.90% (1 mo. Term SOFR + 1.27%), 07/15/2043(b)(c)	8,400,000	8,419,205
SHRN Trust, Series 2025-MF18, Class A, 4.88% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(c)	11,460,000	11,472,980
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 4.79% (1 mo. Term SOFR + 1.11%), 06/15/2037(b)(c)	531,274	531,519
Series 2020-A, Class A2B, 4.62% (1 mo. Term SOFR + 0.94%), 09/15/2037(b)(c)	396,544	396,242
Series 2021-A, Class A2A2, 4.52% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)(c)	1,832,980	1,819,516
Series 2022-B, Class A1B, 5.08% (30 Day Average SOFR + 1.45%), 02/16/2055(b)(c)	1,933,749	1,940,316
	Principal Amount	Value

Series 2022-C, Class A1B, 5.48% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(c)	$2,290,418	$2,314,802
Series 2023-A, Class A1B, 5.13% (30 Day Average SOFR + 1.50%), 01/15/2053(b)(c)	2,257,847	2,268,792
Series 2023-C, Class A1B, 5.17% (30 Day Average SOFR + 1.55%), 11/15/2052(b)(c)	1,056,307	1,065,740
Series 2024-A, Class A1B, 5.08% (30 Day Average SOFR + 1.45%), 03/15/2056(b)(c)	7,232,762	7,293,548
Series 2024-D, Class A1B, 4.72% (30 Day Average SOFR + 1.10%), 07/15/2053(b)(c)	2,902,591	2,888,296
Series 2024-F, Class A1B, 4.63% (30 Day Average SOFR + 1.00%), 03/16/2054(b)(c)	5,523,626	5,512,355
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	2,648,446	2,635,028
SREIT Trust
Series 2021-MFP2, Class A, 4.61% (1 mo. Term SOFR + 0.94%), 11/15/2036(b)(c)	1,530,000	1,529,637
Series 2021-MFP2, Class B, 4.96% (1 mo. Term SOFR + 1.29%), 11/15/2036(b)(c)	718,000	717,848
Structured Agency Credit Risk, Series 2026-DNA1, Class M1, STACR®, 4.62% (30 Day Average SOFR + 1.00%), 02/25/2046(b)(c)(g)	6,542,075	6,537,234
Textainer Marine Containers VII Ltd. (China), Series 2020-1A, Class A, 2.73%, 08/21/2045(b)	1,210,060	1,169,663
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.52%, 06/25/2034(h)	32,564	31,011
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class B, 5.87% (1 mo. Term SOFR + 2.19%), 06/15/2042(b)(c)	7,565,000	7,560,595
Westlake Automobile Receivables Trust
Series 2023-4A, Class C, 6.64%, 11/15/2028(b)	2,683,094	2,704,587
Series 2026-2A, Class D, 5.25%, 03/15/2032(b)	8,000,000	7,958,758
Total Asset-Backed Securities (Cost $346,195,166)		342,214,365
U.S. Treasury Securities-17.64%
U.S. Treasury Floating Rate Notes-17.64%
3.88% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%), 01/31/2027(c)	10,600,000	10,605,809
3.95% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%), 04/30/2027(c)	42,100,000	42,154,699
3.95% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%), 07/31/2027(c)	40,000,000	40,056,921
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
U.S. Treasury Floating Rate Notes-(continued)
3.98% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%), 10/31/2027(c)	$69,250,000	$69,390,185
3.89% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%), 01/31/2028(c)	17,000,000	17,019,450
3.89% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%), 04/30/2028(c)	136,750,000	136,910,616
3.84% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%), 07/31/2028(c)	8,500,000	8,503,080
Total U.S. Treasury Securities (Cost $324,302,730)		324,640,760
U.S. Government Sponsored Agency Mortgage-Backed Securities-6.74%
Collateralized Mortgage Obligations-6.16%
Fannie Mae REMICs
4.03%, 01/25/45 to 12/25/47(c)	360,983	354,692
4.23%, 05/25/2046(c)	155,967	154,339
4.01%, 09/25/2047(c)	344,353	340,620
4.72%, 07/25/54 to 02/25/55(c)	6,932,914	6,988,823
4.82%, 07/25/54 to 09/25/54(c)	8,315,634	8,369,268
4.87%, 07/25/2054(c)	10,211,613	10,208,997
4.77%, 10/25/54 to 01/25/55(c)	7,959,606	8,011,610
4.32%, 01/25/2055(c)	3,373,810	3,350,547
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF151, Class AS, 4.14%, 12/25/2032(c)	732,361	733,173
Series KF158, Class AS, 4.35%, 07/25/2033(c)	4,054,710	4,062,693
Series KF65, Class A, 4.27%, 07/25/2029(c)	1,094,908	1,094,538
Series KF81, Class AS, 4.03%, 06/25/2027(c)	514,072	513,650
Freddie Mac REMICs
4.06%, 09/15/2038(c)	277,538	274,250
4.16%, 09/15/2040(c)	251,440	249,554
4.24%, 06/15/2041(c)	100,683	100,108
4.03%, 08/15/2043(c)	322,018	317,535
4.09%, 01/15/2048(c)	1,891,701	1,850,344
4.72%, 07/25/2054(c)	4,778,264	4,816,080
4.67%, 10/25/2054(c)	5,916,298	5,954,795
4.77%, 11/25/54 to 11/25/54(c)	11,593,879	11,604,881
4.52%, 02/25/2055(c)	3,045,812	3,053,269
4.82%, 04/25/2055(c)	4,334,246	4,364,562
5.12%, 04/25/2055(c)	6,307,810	6,350,740
4.92%, 11/25/55 to 11/25/55(c)	17,018,481	17,099,613
4.57%, 02/25/2056(c)	13,336,514	13,219,017
		113,437,698
Federal Home Loan Mortgage Corp. (FHLMC)-0.35%
ARM, 5.74% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.55%), 06/01/2037(c)	99,159	101,310
ARM, 6.20% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 11/01/2038(c)	150,670	155,573
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
ARM, 6.10% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2043(c)	$118,457	$123,397
ARM, 6.16% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.76%), 11/01/2047(c)	2,047,864	2,137,755
ARM, 5.87% (1 yr. U.S. Treasury Yield Curve Rate + 2.17%), 11/01/2048(c)	1,839,988	1,915,270
ARM, 6.04% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(c)	1,894,509	1,969,811
		6,403,116
Federal National Mortgage Association (FNMA)-0.12%
ARM, 5.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(c)	36,461	37,221
ARM, 5.69% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(c)	21,822	22,513
ARM, 6.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.42%), 07/01/2035(c)	344,348	355,982
ARM, 6.41% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.66%), 10/01/2036(c)	72,455	74,386
ARM, 5.97% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2037(c)	97,872	100,122
ARM, 5.81% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.51%), 11/01/2037(c)	37,412	38,082
ARM, 6.06% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(c)	1,573,640	1,636,838
		2,265,144
Government National Mortgage Association (GNMA)-0.11%
ARM, 5.15% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 08/20/2049(c)	2,038,076	2,069,824
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $123,614,981)		124,175,782
	Shares
Money Market Funds-1.29%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(i)(j) (Cost $23,745,441)	23,745,441	23,745,441
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $1,837,875,219)		1,836,813,452
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.21%
Invesco Private Government Fund, 3.69%(i)(j)(k)	6,184,289	6,184,289
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(i)(j)(k)	16,064,944	$16,066,550
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,250,540)		22,250,839
TOTAL INVESTMENTS IN SECURITIES-101.00% (Cost $1,860,125,759)		1,859,064,291
OTHER ASSETS LESS LIABILITIES-(1.00)%		(18,450,021)
NET ASSETS-100.00%		$1,840,614,270

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $1,002,462,352, which represented 54.46% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(d)	All or a portion of this security was out on loan at July 31, 2026.
(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,666,318	$470,274,677	$(471,195,554)	$-	$-	$23,745,441	$464,031
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,019,907	58,117,746	(54,953,364)	-	-	6,184,289	375,986 *
Invesco Private Prime Fund	7,888,876	145,444,688	(137,264,767)	306	(2,553)	16,066,550	386,727 *
Total	$35,575,101	$673,837,111	$(663,413,685)	$306	$(2,553)	$45,996,280	$1,226,744

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026, for each Fund (except for Invesco Comstock Contrarian ETF and Invesco Diversified Dividend Opportunities ETF). As of July 31, 2026, all of the securities in Invesco Comstock Contrarian ETF and Invesco Diversified Dividend Opportunities ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AAA CLO Floating Rate Note ETF
Investments in Securities
Asset-Backed Securities	$-	$517,722,975	$-	$517,722,975
Money Market Funds	10,700,149	-	-	10,700,149
Total Investments in Securities	10,700,149	517,722,975	-	528,423,124
Other Investments - Assets*
Forward Foreign Currency Contracts	-	583,764	-	583,764
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(1,057,690)	-	(1,057,690)
Total Other Investments	-	(473,926)	-	(473,926)
Total Investments	$10,700,149	$517,249,049	$-	$527,949,198
Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$60,363,599	$-	$-	$60,363,599
Money Market Funds	30,040	5,393,198	-	5,423,238
Total Investments	$60,393,639	$5,393,198	$-	$65,786,837

	Level 1	Level 2	Level 3	Total
Invesco Agency MBS ETF
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$-	$14,284,425	$-	$14,284,425
Certificates of Deposit	-	1,901,402	-	1,901,402
Commercial Paper	-	1,800,146	-	1,800,146
Asset-Backed Securities	-	1,430,029	-	1,430,029
U.S. Treasury Securities	-	34,840	-	34,840
Money Market Funds	2,100,052	-	-	2,100,052
Total Investments in Securities	2,100,052	19,450,842	-	21,550,894
Other Investments - Assets*
Futures Contracts	10,155	-	-	10,155
Other Investments - Liabilities*
Futures Contracts	(1,190)	-	-	(1,190)
Total Other Investments	8,965	-	-	8,965
Total Investments	$2,109,017	$19,450,842	$-	$21,559,859
Invesco Core Fixed Income ETF
Investments in Securities
U.S. Treasury Securities	$-	$149,750,649	$-	$149,750,649
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	100,406,930	-	100,406,930
U.S. Dollar Denominated Bonds & Notes	-	98,849,385	-	98,849,385
Asset-Backed Securities	-	72,694,591	-	72,694,591
Agency Credit Risk Transfer Notes	-	364,554	-	364,554
Money Market Funds	1,186,988	2,639,656	-	3,826,644
Total Investments in Securities	1,186,988	424,705,765	-	425,892,753
Other Investments - Assets*
Futures Contracts	269,432	-	-	269,432
Other Investments - Liabilities*
Futures Contracts	(94,869)	-	-	(94,869)
Total Other Investments	174,563	-	-	174,563
Total Investments	$1,361,551	$424,705,765	$-	$426,067,316
Invesco Flexible Income ETF
Investments in Securities
Asset-Backed Securities	$-	$5,332,895	$-	$5,332,895
U.S. Dollar Denominated Bonds & Notes	-	3,614,709	-	3,614,709
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	2,618,206	-	2,618,206
Non-U.S. Dollar Denominated Bonds & Notes	-	1,695,035	-	1,695,035
U.S. Treasury Securities	-	516,632	-	516,632
Agency Credit Risk Transfer Notes	-	299,768	-	299,768
Options Purchased	-	10,531	-	10,531
Money Market Funds	27,261	-	-	27,261
Total Investments in Securities	27,261	14,087,776	-	14,115,037
Other Investments - Assets*
Forward Foreign Currency Contracts	-	26,593	-	26,593
Swap Agreements	-	50,600	-	50,600
	-	77,193	-	77,193
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(8,237)	-	(8,237)
Swap Agreements	-	(32,251)	-	(32,251)
Options Written	-	(14,477)	-	(14,477)
	-	(54,965)	-	(54,965)
Total Other Investments	-	22,228	-	22,228
Total Investments	$27,261	$14,110,004	$-	$14,137,265

	Level 1	Level 2	Level 3	Total
Invesco Global Equity Net Zero ETF
Investments in Securities
Common Stocks & Other Equity Interests	$118,116,596	$55,973,940	$-	$174,090,536
Money Market Funds	89,563	2,115,549	-	2,205,112
Total Investments	$118,206,159	$58,089,489	$-	$176,295,648
Invesco High Yield Systematic Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$175,376,834	$-	$175,376,834
U.S. Treasury Securities	-	406,138	-	406,138
Common Stocks & Other Equity Interests	-	35,179	1,160	36,339
Money Market Funds	3,311,820	39,753,055	-	43,064,875
Total Investments in Securities	3,311,820	215,571,206	1,160	218,884,186
Other Investments - Assets*
Futures Contracts	47,123	-	-	47,123
Swap Agreements	-	29,933	-	29,933
	47,123	29,933	-	77,056
Other Investments - Liabilities*
Futures Contracts	(213,116)	-	-	(213,116)
Swap Agreements	-	(2,194)	-	(2,194)
	(213,116)	(2,194)	-	(215,310)
Total Other Investments	(165,993)	27,739	-	(138,254)
Total Investments	$3,145,827	$215,598,945	$1,160	$218,745,932
Invesco International Growth Focus ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,394,446	$115,526,448	$-	$137,920,894
Money Market Funds	2,356,833	4,548,660	-	6,905,493
Total Investments	$24,751,279	$120,075,108	$-	$144,826,387
Invesco MSCI EAFE Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,067,042	$476,944,403	$-	$483,011,445
Equity Linked Notes	-	32,297,954	-	32,297,954
Money Market Funds	98,832,699	13,888,908	-	112,721,607
Total Investments	$104,899,741	$523,131,265	$-	$628,031,006
Invesco QQQ Hedged Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,070,805	$-	$0	$12,070,805
Options Purchased	844,908	-	-	844,908
Money Market Funds	141,372	-	-	141,372
Total Investments in Securities	13,057,085	-	0	13,057,085
Other Investments - Liabilities*
Options Written	(66,950)	-	-	(66,950)
Total Investments	$12,990,135	$-	$0	$12,990,135
Invesco QQQ Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$605,068,837	$-	$-	$605,068,837
Equity Linked Notes	-	41,461,093	-	41,461,093
Money Market Funds	137,489,884	1,138,890	-	138,628,774
Total Investments	$742,558,721	$42,599,983	$-	$785,158,704

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,202,363	$-	$0	$51,202,363
Money Market Funds	9,712,588	93,970	-	9,806,558
Total Investments in Securities	60,914,951	93,970	0	61,008,921
Other Investments - Assets*
Futures Contracts	55,564	-	-	55,564
Other Investments - Liabilities*
Futures Contracts	(176,944)	-	-	(176,944)
Total Other Investments	(121,380)	-	-	(121,380)
Total Investments	$60,793,571	$93,970	$0	$60,887,541
Invesco S&P 500 Equal Weight Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$759,184,344	$-	$0	$759,184,344
Equity Linked Notes	-	62,141,821	-	62,141,821
Money Market Funds	206,766,764	14,934,109	-	221,700,873
Total Investments	$965,951,108	$77,075,930	$0	$1,043,027,038
Invesco Short Duration High Yield ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$11,517,772	$0	$11,517,772
Variable Rate Senior Loan Interests	-	767,661	46,115	813,776
Non-U.S. Dollar Denominated Bonds & Notes	-	110,419	-	110,419
Money Market Funds	291,957	492,694	-	784,651
Total Investments in Securities	291,957	12,888,546	46,115	13,226,618
Other Investments - Assets*
Forward Foreign Currency Contracts	-	723	-	723
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(1,696)	-	(1,696)
Total Other Investments	-	(973)	-	(973)
Total Investments	$291,957	$12,887,573	$46,115	$13,225,645
Invesco Short Duration Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$70,640,127	$-	$70,640,127
Asset-Backed Securities	-	38,019,200	-	38,019,200
U.S. Treasury Securities	-	5,479,315	-	5,479,315
Variable Rate Senior Loan Interests	-	283,655	1,836,580	2,120,235
Agency Credit Risk Transfer Notes	-	463,597	-	463,597
Exchange-Traded Funds	246,227	-	-	246,227
Preferred Stocks	216,797	-	-	216,797
Money Market Funds	4,918,346	1,431,018	-	6,349,364
Total Investments in Securities	5,381,370	116,316,912	1,836,580	123,534,862
Other Investments - Assets*
Futures Contracts	199,092	-	-	199,092
Other Investments - Liabilities*
Futures Contracts	(202,321)	-	-	(202,321)
Total Other Investments	(3,229)	-	-	(3,229)
Total Investments	$5,378,141	$116,316,912	$1,836,580	$123,531,633
Invesco SteelPath MLP & Energy Infrastructure ETF
Investments in Securities
Common Stocks & Other Equity Interests	$53,902,744	$-	$-	$53,902,744
Master Limited Partnerships & Related Entities	10,804,133	-	-	10,804,133
Money Market Funds	505,447	3,998,420	-	4,503,867
Total Investments	$65,212,324	$3,998,420	$-	$69,210,744

	Level 1	Level 2	Level 3	Total
Invesco Top QQQ ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,624,232	$-	$-	$12,624,232
Money Market Funds	18,382,066	-	-	18,382,066
Total Investments in Securities	31,006,298	-	-	31,006,298
Other Investments - Assets*
Swap Agreements	-	3,083,408	-	3,083,408
Total Investments	$31,006,298	$3,083,408	$-	$34,089,706
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$846,050,658	$3,013,730	$849,064,388
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	679,788,654	-	679,788,654
Asset-Backed Securities	-	587,306,438	2,764,857	590,071,295
U.S. Treasury Securities	-	527,669,802	-	527,669,802
Variable Rate Senior Loan Interests	-	44,545,188	17,666,055	62,211,243
Exchange-Traded Funds	32,563,398	-	-	32,563,398
Municipal Obligations	-	11,767,799	-	11,767,799
Preferred Stocks	11,122,312	-	-	11,122,312
Agency Credit Risk Transfer Notes	-	8,069,037	-	8,069,037
U.S. Government Sponsored Agency Securities	-	2,522,136	-	2,522,136
Common Stocks & Other Equity Interests	-	-	857,300	857,300
Non-U.S. Dollar Denominated Bonds & Notes	-	470,602	-	470,602
Options Purchased	1,087,685	-	-	1,087,685
Money Market Funds	174,974,394	98,614,466	-	273,588,860
Total Investments in Securities	219,747,789	2,806,804,780	24,301,942	3,050,854,511
Other Investments - Assets*
Futures Contracts	2,186,227	-	-	2,186,227
Investments Matured	-	18,500	-	18,500
	2,186,227	18,500	-	2,204,727
Other Investments - Liabilities*
Futures Contracts	(4,785,719)	-	-	(4,785,719)
Total Other Investments	(2,599,492)	18,500	-	(2,580,992)
Total Investments	$217,148,297	$2,806,823,280	$24,301,942	$3,048,273,519
Invesco Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,586,546,192	$-	$2,586,546,192
Asset-Backed Securities	-	568,633,719	-	568,633,719
Commercial Paper	-	478,467,203	-	478,467,203
U.S. Treasury Securities	-	166,996,062	-	166,996,062
Certificates of Deposit	-	65,512,711	-	65,512,711
Repurchase Agreements	-	40,000,000	-	40,000,000
Exchange-Traded Funds	9,266,660	-	-	9,266,660
Money Market Funds	-	26,929,744	-	26,929,744
Total Investments	$9,266,660	$3,933,085,631	$-	$3,942,352,291
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$570,755,354	$-	$570,755,354
Agency Credit Risk Transfer Notes	-	451,281,750	-	451,281,750
Asset-Backed Securities	-	342,214,365	-	342,214,365
U.S. Treasury Securities	-	324,640,760	-	324,640,760
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	124,175,782	-	124,175,782
Money Market Funds	23,745,441	22,250,839	-	45,996,280
Total Investments	$23,745,441	$1,835,318,850	$-	$1,859,064,291

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended July 31, 2026:
Invesco Short Duration Total Return Bond ETF (GTOS)	Value 10/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/26
Variable Rate Senior Loan Interests	$—	$10,931,480	$(9,099,480)	$—	$—	$4,580	$—	$—	$1,836,580
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 07/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$1,836,580	Third-Party Pricing	Broker Quote	100.25% of Par	100.25% of Par